UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08236

Northern Funds

(Exact name of registrant as specified in charter)
50 South LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service:
Michael D. Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

with a copy to:
Kevin P. O’Rourke
Jose J. Del Real, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a) Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

Ticker: TIPA - NYSE Arca, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust 2030 Inflation-Linked Distributing Ladder ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust 2030 Inflation-Linked Distributing Ladder ETF	$5	0.10%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$18,017,131
Number of Portfolio Holdings	5
Portfolio Turnover Rate	61.96%

YEARS TO MATURITY (% of Net Assets)

Table Summary
1-3 years	40.2%
3-5 years	37.2%
0-1 year	22.0%
Cash	0.6%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

1

NORTHERN TRUST 2030 TAX-EXEMPT DISTRIBUTING LADDER ETF

Ticker: MUNA - NYSE Arca, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust 2030 Tax-Exempt Distributing Ladder ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF	$9	0.18%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$9,036,055
Number of Portfolio Holdings	228
Portfolio Turnover Rate	47.42%

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Table Summary
Florida	12.7%
Washington	10.1%
Texas	9.3%
Wisconsin	7.7%
Tennessee	6.9%
Indiana	5.6%
Utah	4.9%
Kansas	4.7%
Illinois	4.0%
Ohio	3.6%
All other states	30.5%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST 2030 TAX-EXEMPT DISTRIBUTING LADDER ETF

1

NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF

Ticker: TIPB - NYSE Arca, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust 2035 Inflation-Linked Distributing Ladder ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust 2035 Inflation-Linked Distributing Ladder ETF	$5	0.10%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$7,951,595
Number of Portfolio Holdings	10
Portfolio Turnover Rate	31.75%

YEARS TO MATURITY (% of Net Assets)

Table Summary
5-10 years	48.9%
1-3 years	20.4%
3-5 years	18.9%
0-1 year	11.2%
Cash	0.6%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF

1

NORTHERN TRUST 2035 TAX-EXEMPT DISTRIBUTING LADDER ETF

Ticker: MUNB - NYSE Arca, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust 2035 Tax-Exempt Distributing Ladder ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF	$9	0.18%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$14,137,965
Number of Portfolio Holdings	247
Portfolio Turnover Rate	-

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Table Summary
Texas	12.5%
Florida	12.5%
Wisconsin	11.8%
Washington	9.9%
District of Columbia	5.7%
Illinois	5.6%
Michigan	4.5%
Nevada	3.7%
Indiana	2.6%
New Mexico	2.5%
All other states	28.7%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST 2035 TAX-EXEMPT DISTRIBUTING LADDER ETF

1

NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF

Ticker: TIPC - NYSE Arca, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust 2045 Inflation-Linked Distributing Ladder ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust 2045 Inflation-Linked Distributing Ladder ETF	$5	0.10%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$2,976,603
Number of Portfolio Holdings	16
Portfolio Turnover Rate	5.28%

YEARS TO MATURITY (% of Net Assets)

Table Summary
10-20 years	44.0%
5-10 years	31.7%
1-3 years	9.5%
3-5 years	8.8%
0-1 year	5.2%
Cash	0.8%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF

1

NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF

Ticker: MUNC - NYSE Arca, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust 2045 Tax-Exempt Distributing Ladder ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF	$9	0.18%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$8,238,553
Number of Portfolio Holdings	150
Portfolio Turnover Rate	1.29%

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Table Summary
Texas	14.8%
New York	9.6%
Illinois	8.1%
Florida	7.4%
Washington	7.3%
Michigan	6.9%
Wisconsin	4.3%
New Jersey	3.4%
California	3.3%
Iowa	3.2%
All other states	31.7%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF

1

NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF

Ticker: TIPD - NYSE Arca, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust 2055 Inflation-Linked Distributing Ladder ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust 2055 Inflation-Linked Distributing Ladder ETF	$5	0.10%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$1,980,368
Number of Portfolio Holdings	26
Portfolio Turnover Rate	35.48%

YEARS TO MATURITY (% of Net Assets)

Table Summary
10-20 years	34.7%
20+ years	23.6%
5-10 years	22.7%
1-3 years	6.8%
3-5 years	6.3%
0-1 year	3.7%
Cash	2.2%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF

1

NORTHERN TRUST 2055 TAX-EXEMPT DISTRIBUTING LADDER ETF

Ticker: MUND - NYSE Arca, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust 2055 Tax-Exempt Distributing Ladder ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF	$9	0.18%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$4,151,960
Number of Portfolio Holdings	98
Portfolio Turnover Rate	-

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Table Summary
New York	14.5%
Texas	11.0%
Washington	10.2%
Massachusetts	9.3%
Florida	8.7%
Illinois	8.3%
Maryland	6.7%
Wisconsin	4.4%
Michigan	4.1%
Georgia	2.5%
All other states	20.3%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST 2055 TAX-EXEMPT DISTRIBUTING LADDER ETF

1

NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF

Ticker: TAXI - The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust Intermediate Tax-Exempt Bond ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust Intermediate Tax-Exempt Bond ETF	$3	0.05%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$160,136,647
Number of Portfolio Holdings	2,398
Portfolio Turnover Rate	11.97%

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Table Summary
Texas	14.7%
Florida	10.5%
California	6.4%
Illinois	6.1%
Washington	5.1%
Alabama	5.0%
New York	5.0%
Nevada	4.1%
Indiana	3.6%
Pennsylvania	3.0%
All other states	36.5%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF

1

NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF

Ticker: TAXS - The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust Short-Term Tax-Exempt Bond ETF	$3	0.05%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$117,757,492
Number of Portfolio Holdings	1,531
Portfolio Turnover Rate	5.89%

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Table Summary
Texas	24.6%
Illinois	6.3%
Washington	4.8%
Florida	4.6%
Nevada	4.1%
Alabama	3.6%
California	3.1%
Ohio	3.1%
Pennsylvania	2.9%
District of Columbia	2.8%
All other states	40.1%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF

1

NORTHERN TRUST TAX-EXEMPT BOND ETF

Ticker: TAXT - The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust Tax-Exempt Bond ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust Tax-Exempt Bond ETF	$3	0.05%
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$61,078,682
Number of Portfolio Holdings	1,292
Portfolio Turnover Rate	16.74%

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Table Summary
Texas	17.9%
New York	10.3%
California	9.2%
Illinois	6.1%
Washington	4.8%
Florida	4.5%
Alabama	4.5%
Pennsylvania	3.6%
Georgia	3.0%
Colorado	2.3%
All other states	33.8%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST TAX-EXEMPT BOND ETF

1

NORTHERN TRUST US EQUITY ETF

Ticker: NOEQ - NYSE Arca, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Northern Trust US Equity ETF (the "Fund") for the period of March 20, 2026  (commencement of investment operations) to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Northern Trust US Equity ETF	$2	0.08%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from March 20, 2026 through June 30, 2026. Expenses would be higher if the Fund had been in operations for a full reporting period.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$875,699,707
Number of Portfolio Holdings	409
Portfolio Turnover Rate	0.20%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Health Care	18.2%
Industrials	10.6%
Energy	9.3%
Communication Services	8.4%
Information Technology	6.7%
Consumer Discretionary	5.8%
Financials	4.0%
Consumer Staples	0.7%
Materials	0.4%
Utilities	0.3%
Other	35.5%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

NORTHERN TRUST US EQUITY ETF

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.
Not applicable for the reporting period.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Northern Funds Exchange Traded Funds
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
June 30, 2026

Table of Contents
EXCHANGE TRADED FUNDS
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
2 Statements of Assets and Liabilities
5 Statements of Operations
8 Statement of Changes in Net Assets
14 Financial Highlights
27 SCHEDULE OF INVESTMENTS
27 Northern Trust US Equity ETF
34 Northern Trust 2030 Inflation-Linked Distributing Ladder ETF
35 Northern Trust 2035 Inflation-Linked Distributing Ladder ETF
36 Northern Trust 2045 Inflation-Linked Distributing Ladder ETF
37 Northern Trust 2055 Inflation-Linked Distributing Ladder ETF
38 Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
48 Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
59 Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
66 Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
71 Northern Trust Intermediate Tax-Exempt Bond ETF
140 Northern Trust Short-Term Tax-Exempt Bond ETF
189 Northern Trust Tax-Exempt Bond ETF
233 Notes to the Financial Statements
239 Form N-CSR - Items 8 - 11
240 APPROVAL OF ADVISORY AGREEMENT

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Statements of Assets and Liabilities
EXCHANGE TRADED FUNDS
NORTHERN
TRUST US
EQUITY ETF
NORTHERN
TRUST 2030
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2035
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2045
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
ASSETS
Securities, at cost $ 173,142,155 $ 18,156,662 $ 8,058,636 $ 3,022,614
Securities, at value 874,558,995 17,914,304 7,901,246 2,954,163
Cash 408,351 54,689 18,774 5,784
Receivables:
Dividends and interest 789,103 51,196 32,794 16,966
Total Assets 875,756,449 18,020,189 7,952,814 2,976,913
LIABILITIES
Payables:
Investment advisory fees (Note 4) 56,742 1,558 719 310
Other — 1,500 500 —
Total Liabilities 56,742 3,058 1,219 310
Net Assets $ 875,699,707 $ 18,017,131 $ 7,951,595 $ 2,976,603
NET ASSETS CONSIST OF: — — — —
Paid-in capital $ 757,312,202 $ 18,139,663 $ 8,063,490 $ 3,039,919
Distributable earnings (loss) 118,387,505 (122,532) (111,895) (63,316)
Net Assets $ 875,699,707 $ 18,017,131 $ 7,951,595 $ 2,976,603
Shares Outstanding (unlimited number of shares authorized
$ 0.0001
par value) 30,296,181 180,000 80,000 30,000
Net Asset Value $ 28.90 $ 100.10 $ 99.39 $ 99.22

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Statements of Assets and Liabilities
June 30, 2026 (UNAUDITED)
NORTHERN
TRUST 2055
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2030
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2035
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2045
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
ASSETS
Securities, at cost $ 1,983,947 $ 8,813,075 $ 13,936,846 $ 7,813,123
Securities, at value 1,937,494 8,833,373 13,894,431 8,024,912
Cash 32,338 93,879 81,827 111,780
Receivables:
Dividends and interest 10,829 111,064 164,795 103,076
Total Assets 1,980,661 9,038,316 14,141,053 8,239,768
LIABILITIES
Payables:
Investment advisory fees (Note 4) 293 1,261 2,088 1,215
Other — 1,000 1,000 —
Total Liabilities 293 2,261 3,088 1,215
Net Assets $ 1,980,368 $ 9,036,055 $ 14,137,965 $ 8,238,553
NET ASSETS CONSIST OF: — — — —
Paid-in capital $ 2,058,924 $ 9,006,269 $ 14,151,587 $ 7,935,167
Distributable earnings (loss) (78,556) 29,786 (13,622) 303,386
Net Assets $ 1,980,368 $ 9,036,055 $ 14,137,965 $ 8,238,553
Shares Outstanding (unlimited number of shares authorized
$ 0.0001
par value) 20,000 90,000 140,000 80,000
Net Asset Value $ 99.02 $ 100.40 $ 100.99 $ 102.98

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Statements of Assets and Liabilities
continued
EXCHANGE TRADED FUNDS
NORTHERN
TRUST 2055
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST
INTERMEDIATE
TAX-EXEMPT
BOND ETF
NORTHERN
TRUST SHORT-
TERM TAX-
EXEMPT BOND
ETF
NORTHERN
TRUST TAX-
EXEMPT BOND
ETF
ASSETS
Securities, at cost $ 3,794,025 $ 158,064,802 $ 115,993,394 $ 59,796,825
Securities, at value 3,913,784 158,117,827 116,077,208 60,329,737
Cash 193,371 492,619 38,005 133,201
Receivables:
Dividends and interest 46,200 2,082,193 1,648,920 796,066
Total Assets 4,153,355 160,692,639 117,764,133 61,259,004
LIABILITIES
Payables:
Investment advisory fees (Note 4) 895 6,212 4,641 2,485
Securities purchased — 546,780 — 177,087
Other 500 3,000 2,000 750
Total Liabilities 1,395 555,992 6,641 180,322
Net Assets $ 4,151,960 $ 160,136,647 $ 117,757,492 $ 61,078,682
NET ASSETS CONSIST OF: — — — —
Paid-in capital $ 3,854,392 $ 159,716,624 $ 117,424,411 $ 60,376,476
Distributable earnings (loss) 297,568 420,023 333,081 702,206
Net Assets $ 4,151,960 $ 160,136,647 $ 117,757,492 $ 61,078,682
Shares Outstanding (unlimited number of shares authorized
$ 0.0001
par value) 40,000 3,120,000 2,340,000 1,180,000
Net Asset Value $ 103.80 $ 51.33 $ 50.32 $ 51.76

Statements of Operations
See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
June 30, 2026 (UNAUDITED)
t
NORTHERN
TRUST US
EQUITY ETF
NORTHERN
TRUST 2030
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2035
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2045
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
March 20, 2026
*
through  June 30,
2026
Six Months Ended
June 30, 2026
Six Months Ended
June 30, 2026
Six Months Ended
June 30, 2026
INVESTMENT INCOME
Dividend income $ 2,715,152 $ — $ — $ —
Interest income — 390,995 242,747 132,409
Foreign withholding tax on dividends (227) — — —
Total Investment Income 2,714,925 390,995 242,747 132,409
EXPENSES
Investment advisory fees 182,785 5,103 3,232 1,805
Total Expenses   182,785 5,103 3,232 1,805
Net Investment Income (Loss) 2,532,140 385,892 239,515 130,604
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 42,289,726 (59,898) (38,303) (34,957)
Net Realized Gain (Loss)
42,289,726 (59,898) (38,303) (34,957)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 75,007,283 (211,403) (144,466) (68,707)
Net Change in Unrealized Appreciation (Depreciation) 75,007,283 (211,403) (144,466) (68,707)
Net Realized and Unrealized Gain (Loss) 117,297,009 (271,301) (182,769) (103,664)
Net Increase (Decrease) in Net Assets Resulting from Operations $ 119,829,149 $ 114,591 $ 56,746 $ 26,940
*
Commencement of investment operations.

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Statements of Operations
continued
EXCHANGE TRADED FUNDS
NORTHERN
TRUST 2055
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2030
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2035
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2045
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
Six Months Ended
June 30, 2026
Six Months Ended
June 30, 2026
Six Months Ended
June 30, 2026
Six Months Ended
June 30, 2026
INVESTMENT INCOME
Interest income $ 141,935 $ 76,407 $ 126,898 $ 139,795
Total Investment Income 141,935 76,407 126,898 139,795
EXPENSES
Investment advisory fees 1,784 5,498 8,805 7,606
Total Expenses   1,784 5,498 8,805 7,606
Net Investment Income (Loss) 140,151 70,909 118,093 132,189
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (73,225) (8,072) — 70,260
Net Realized Gain (Loss)
(73,225) (8,072) — 70,260
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (43,197) 22,798 (95,352) (63,233)
Net Change in Unrealized Appreciation (Depreciation) (43,197) 22,798 (95,352) (63,233)
Net Realized and Unrealized Gain (Loss) (116,422) 14,726 (95,352) 7,027
Net Increase (Decrease) in Net Assets Resulting from Operations $ 23,729 $ 85,635 $ 22,741 $ 139,216

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Statements of Operations
June 30, 2026 (UNAUDITED)
NORTHERN
TRUST 2055
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST
INTERMEDIATE
TAX-EXEMPT
BOND ETF
NORTHERN
TRUST SHORT-
TERM TAX-
EXEMPT BOND
ETF
NORTHERN
TRUST TAX-
EXEMPT BOND
ETF
Six Months Ended
June 30, 2026
Six Months Ended
June 30, 2026
Six Months Ended
June 30, 2026
Six Months Ended
June 30, 2026
INVESTMENT INCOME
Interest income $ 147,056 $ 1,560,285 $ 1,140,127 $ 820,743
Total Investment Income 147,056 1,560,285 1,140,127 820,743
EXPENSES
Investment advisory fees 7,038 26,252 21,310 11,810
Total Expenses   7,038 26,252 21,310 11,810
Net Investment Income (Loss) 140,018 1,534,033 1,118,817 808,933
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 104,417 2,692 4,592 (845)
Net Realized Gain (Loss)
104,417 2,692 4,592 (845)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (115,171) (224,305) (90,638) 160,517
Net Change in Unrealized Appreciation (Depreciation) (115,171) (224,305) (90,638) 160,517
Net Realized and Unrealized Gain (Loss) (10,754) (221,613) (86,046) 159,672
Net Increase (Decrease) in Net Assets Resulting from Operations $ 129,264 $ 1,312,420 $ 1,032,771 $ 968,605

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Statement of Changes in Net Assets
EXCHANGE TRADED FUNDS
NORTHERN TRUST
US EQUITY ETF
NORTHERN TRUST 2030 INFLATION-LINKED
DISTRIBUTING LADDER ETF
March 20, 2026
*
through
June 30, 2026
(Unaudited)
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
OPERATIONS – – –
Net investment income (loss)
$ 2,532,140 $ 385,892 $ 49,784
Net realized gain (loss)
42,289,726 (59,898) (57)
Net change in unrealized appreciation (depreciation)
75,007,283 (211,403) (30,955)
Net Increase (Decrease) in Net Assets Resulting from Operations
119,829,149 114,591 18,772
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(1,441,644) (206,080) (50,021)
Total distributions (1,441,644) (206,080) (50,021)
CAPITAL TRANSACTIONS
(1)
– – –
Proceeds from shares issued
798,925,698 19,106,512 5,021,995
Cost of shares redeemed
(41,613,496) (5,988,638) —
Net Increase (Decrease) from Capital Transactions 757,312,202 13,117,874 5,021,995
Total Increase (Decrease) in Net Assets 875,699,707 13,026,385 4,990,746
NET ASSETS
Beginning of Period
$ — $ 4,990,746 $ —
End of Period $ 875,699,707 $ 18,017,131 $ 4,990,746
SHARE TRANSACTIONS
Beginning of period
— 50,000 —
Shares issued
— 110,000 20,000
Shares issued in-kind
31,736,181 80,000 30,000
Shares redeemed
(1,440,000) (60,000) —
Shares Outstanding, End of Period 30,296,181 180,000 50,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Statement of Changes in Net Assets
June 30, 2026
NORTHERN TRUST 2035 INFLATION-LINKED
DISTRIBUTING LADDER ETF
NORTHERN TRUST 2045 INFLATION-LINKED
DISTRIBUTING LADDER ETF
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
OPERATIONS – – – –
Net investment income (loss)
$ 239,515 $ 44,307 $ 130,604 $ 41,608
Net realized gain (loss)
(38,303) (55) (34,957) 188
Net change in unrealized appreciation (depreciation)
(144,466) (12,924) (68,707) 256
Net Increase (Decrease) in Net Assets Resulting
from Operations
56,746 31,328 26,940 42,052
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(155,612) (44,638) (90,512) (41,940)
Total distributions (155,612) (44,638) (90,512) (41,940)
CAPITAL TRANSACTIONS
(1)
– – – –
Proceeds from shares issued
5,045,524 4,009,339 1,017,847 3,014,397
Cost of shares redeemed
(991,092) — (992,181) —
Net Increase (Decrease) from Capital Transactions 4,054,432 4,009,339 25,666 3,014,397
Total Increase (Decrease) in Net Assets 3,955,566 3,996,029 (37,906) 3,014,509
NET ASSETS
Beginning of Period
$ 3,996,029 $ — $ 3,014,509 $ —
End of Period $ 7,951,595 $ 3,996,029 $ 2,976,603 $ 3,014,509
SHARE TRANSACTIONS
Beginning of period
40,000 — 30,000 —
Shares issued
10,000 20,000 — 20,000
Shares issued in-kind
40,000 20,000 10,000 10,000
Shares redeemed
(10,000) — (10,000) —
Shares Outstanding, End of Period 80,000 40,000 30,000 30,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Statement of Changes in Net Assets
continued
EXCHANGE TRADED FUNDS
NORTHERN TRUST 2055 INFLATION-LINKED
DISTRIBUTING LADDER ETF
NORTHERN TRUST 2030 TAX-EXEMPT
DISTRIBUTING LADDER ETF
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
OPERATIONS – – – –
Net investment income (loss)
$ 140,151 $ 45,302 $ 70,909 $ 41,294
Net realized gain (loss)
(73,225) 212 (8,072) —
Net change in unrealized appreciation (depreciation)
(43,197) (3,256) 22,798 (2,500)
Net Increase (Decrease) in Net Assets Resulting
from Operations
23,729 42,258 85,635 38,794
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(99,022) (45,703) (54,973) (39,670)
Total distributions (99,022) (45,703) (54,973) (39,670)
CAPITAL TRANSACTIONS
(1)
– – – –
Proceeds from shares issued
1,020,597 3,022,360 6,011,300 8,998,585
Cost of shares redeemed
(1,983,851) — (3,007,174) (2,996,442)
Net Increase (Decrease) from Capital Transactions (963,254) 3,022,360 3,004,126 6,002,143
Total Increase (Decrease) in Net Assets (1,038,547) 3,018,915 3,034,788 6,001,267
NET ASSETS
Beginning of Period
$ 3,018,915 $ — $ 6,001,267 $ —
End of Period $ 1,980,368 $ 3,018,915 $ 9,036,055 $ 6,001,267
SHARE TRANSACTIONS
Beginning of period
30,000 — 60,000 —
Shares issued
10,001 30,000 60,000 90,000
Shares redeemed
(20,001) — (30,000) (30,000)
Shares Outstanding, End of Period 20,000 30,000 90,000 60,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Statement of Changes in Net Assets
June 30, 2026
NORTHERN TRUST 2035 TAX-EXEMPT
DISTRIBUTING LADDER ETF
NORTHERN TRUST 2045 TAX-EXEMPT
DISTRIBUTING LADDER ETF
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
OPERATIONS – – – –
Net investment income (loss)
$ 118,093 $ 45,550 $ 132,189 $ 118,505
Net realized gain (loss)
— — 70,260 —
Net change in unrealized appreciation (depreciation)
(95,352) 52,937 (63,233) 275,022
Net Increase (Decrease) in Net Assets Resulting
from Operations
22,741 98,487 139,216 393,527
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(89,309) (45,541) (110,863) (118,494)
Total distributions (89,309) (45,541) (110,863) (118,494)
CAPITAL TRANSACTIONS
(1)
– – – –
Proceeds from shares issued
12,216,044 5,000,000 — 10,000,000
Cost of shares redeemed
(3,064,457) — (2,064,833) —
Net Increase (Decrease) from Capital Transactions 9,151,587 5,000,000 (2,064,833) 10,000,000
Total Increase (Decrease) in Net Assets 9,085,019 5,052,946 (2,036,480) 10,275,033
NET ASSETS
Beginning of Period
$ 5,052,946 $ — $ 10,275,033 $ —
End of Period $ 14,137,965 $ 5,052,946 $ 8,238,553 $ 10,275,033
SHARE TRANSACTIONS
Beginning of period
50,000 — 100,000 —
Shares issued
120,000 50,000 — 100,000
Shares redeemed
(30,000) — (20,000) —
Shares Outstanding, End of Period 140,000 50,000 80,000 100,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Statement of Changes in Net Assets
continued
EXCHANGE TRADED FUNDS
NORTHERN TRUST 2055 TAX-EXEMPT
DISTRIBUTING LADDER ETF
NORTHERN TRUST INTERMEDIATE TAX-
EXEMPT BOND ETF
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
OPERATIONS – – – –
Net investment income (loss)
$ 140,018 $ 123,494 $ 1,534,033 $ 168,064
Net realized gain (loss)
104,417 55,682 2,692 (982)
Net change in unrealized appreciation (depreciation)
(115,171) 234,930 (224,305) 277,330
Net Increase (Decrease) in Net Assets Resulting
from Operations
129,264 414,106 1,312,420 444,412
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(122,332) (123,470) (1,215,050) (121,759)
Total distributions (122,332) (123,470) (1,215,050) (121,759)
CAPITAL TRANSACTIONS
(1)
– – – –
Proceeds from shares issued
6,165,386 10,006,186 105,691,224 58,096,528
Cost of shares redeemed
(10,255,125) (2,062,055) — (4,071,128)
Net Increase (Decrease) from Capital Transactions (4,089,739) 7,944,131 105,691,224 54,025,400
Total Increase (Decrease) in Net Assets (4,082,807) 8,234,767 105,788,594 54,348,053
NET ASSETS
Beginning of Period
$ 8,234,767 $ — $ 54,348,053 $ —
End of Period $ 4,151,960 $ 8,234,767 $ 160,136,647 $ 54,348,053
SHARE TRANSACTIONS
Beginning of period
80,000 — 1,060,000 —
Shares issued
60,000 100,000 2,060,000 1,140,000
Shares redeemed
(100,000) (20,000) — (80,000)
Shares Outstanding, End of Period 40,000 80,000 3,120,000 1,060,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Statement of Changes in Net Assets
June 30, 2026
NORTHERN TRUST SHORT-TERM TAX-
EXEMPT BOND ETF NORTHERN TRUST TAX-EXEMPT BOND ETF
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
August 18, 2025
*
through
December 31, 2025
OPERATIONS – – – –
Net investment income (loss)
$ 1,118,817 $ 230,790 $ 808,933 $ 214,003
Net realized gain (loss)
4,592 (850) (845) (227)
Net change in unrealized appreciation (depreciation)
(90,638) 174,452 160,517 372,395
Net Increase (Decrease) in Net Assets Resulting
from Operations
1,032,771 404,392 968,605 586,171
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(893,773) (210,309) (651,802) (200,768)
Total distributions (893,773) (210,309) (651,802) (200,768)
CAPITAL TRANSACTIONS
(1)
– – – –
Proceeds from shares issued
46,267,633 78,151,067 35,072,247 31,450,265
Cost of shares redeemed
— (6,994,289) — (6,146,036)
Net Increase (Decrease) from Capital Transactions 46,267,633 71,156,778 35,072,247 25,304,229
Total Increase (Decrease) in Net Assets 46,406,631 71,350,861 35,389,050 25,689,632
NET ASSETS
Beginning of Period
$ 71,350,861 $ — $ 25,689,632 $ —
End of Period $ 117,757,492 $ 71,350,861 $ 61,078,682 $ 25,689,632
SHARE TRANSACTIONS
Beginning of period
1,420,000 — 500,000 —
Shares issued
920,000 1,560,000 680,000 620,000
Shares redeemed
— (140,000) — (120,000)
Shares Outstanding, End of Period 2,340,000 1,420,000 1,180,000 500,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Financial Highlights
EXCHANGE TRADED FUNDS
Northern Trust
US Equity ETF
For the period
03/20/26 *
through
06/30/26
(Unaudited)
Net asset value, beginning of period
$ 25.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.08
Net Realized and Unrealized Gain (Loss)
3.87
Total from Operations
3.95
Distributions
Net Investment Income
(0.05)
Total from Distributions
(0.05)
Net Asset Value, end of period
$ 28.90
Total Return
(b)
0 .00%
Net Asset Value
(d)
15 .79%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .08%
Expenses net of reimbursements
0 .08%
Net Investment Income Before Reimbursements
1 .09%
Net Investment Income Net of Reimbursements
1 .09%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
0 .20%
Net assets, end of period (thousands)
$ 875,700

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
June 30, 2026
Northern Trust 2030 Inflation-
Linked Distributing Ladder ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 99.81 $ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
3.77 1.44
Net Realized and Unrealized Gain (Loss)
(2.07) (0.39)
Total from Operations
1.70 1.05
Distributions
Net Investment Income
(1.41) (1.24)
From Net Realized Gains
— (0.00)
(g)
Total from Distributions
(1.41) (1.24)
Net Asset Value, end of period
$ 100.10 $ 99.81
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
1 .70% 1 .06%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .10% 0 .10%
Expenses net of reimbursements
0 .10% 0 .10%
Net Investment Income Before Reimbursements
7 .56% 3 .87%
Net Investment Income Net of Reimbursements
7 .56% 3 .87%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
61 .96% 0 .46%
Net assets, end of period (thousands)
$ 18,017 $ 4,991

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
Northern Trust 2035 Inflation-
Linked Distributing Ladder ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 99.90 $ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
3.69 1.57
Net Realized and Unrealized Gain (Loss)
(2.28) (0.13)
Total from Operations
1.41 1.44
Distributions
Net Investment Income
(1.92) (1.54)
From Net Realized Gains
— (0.00)
(g)
Total from Distributions
(1.92) (1.54)
Net Asset Value, end of period
$ 99.39 $ 99.90
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
1 .41% 1 .44%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .10% 0 .10%
Expenses net of reimbursements
0 .10% 0 .10%
Net Investment Income Before Reimbursements
7 .41% 4 .23%
Net Investment Income Net of Reimbursements
7 .41% 4 .23%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
31 .75% 1 .25%
Net assets, end of period (thousands)
$ 7,952 $ 3,996

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
June 30, 2026
Northern Trust 2045 Inflation-
Linked Distributing Ladder ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.48 $ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
3.61 1.81
Net Realized and Unrealized Gain (Loss)
(2.61) 0.39
Total from Operations
1.00 2.20
Distributions
Net Investment Income
(2.26) (1.72)
From Net Realized Gains
— (0.00)
(g)
Total from Distributions
(2.26) (1.72)
Net Asset Value, end of period
$ 99.22 $ 100.48
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
0 .99% 2 .20%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .10% 0 .10%
Expenses net of reimbursements
0 .10% 0 .10%
Net Investment Income Before Reimbursements
7 .24% 4 .81%
Net Investment Income Net of Reimbursements
7 .24% 4 .81%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
5 .28% 1 .22%
Net assets, end of period (thousands)
$ 2,977 $ 3,015

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
Northern Trust 2055 Inflation-
Linked Distributing Ladder ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.63 $ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
3.91 1.99
Net Realized and Unrealized Gain (Loss)
(3.04) 0.52
Total from Operations
0.87 2.51
Distributions
Net Investment Income
(2.48) (1.87)
From Net Realized Gains
— (0.01)
Total from Distributions
(2.48) (1.88)
Net Asset Value, end of period
$ 99.02 $ 100.63
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
0 .86% 2 .51%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .10% 0 .10%
Expenses net of reimbursements
0 .10% 0 .10%
Net Investment Income Before Reimbursements
7 .86% 5 .26%
Net Investment Income Net of Reimbursements
7 .86% 5 .26%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
35 .48% 1 .80%
Net assets, end of period (thousands)
$ 1,980 $ 3,019

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
June 30, 2026
Northern Trust 2030 Tax-
Exempt Distributing Ladder
ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.02 $ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.15 0.80
Net Realized and Unrealized Gain (Loss)
0.13 (0.02)
Total from Operations
1.28 0.78
Distributions
Net Investment Income
(0.90) (0.76)
Total from Distributions
(0.90) (0.76)
Net Asset Value, end of period
$ 100.40 $ 100.02
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
1 .29% 0 .79%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .18% 0 .18%
Expenses net of reimbursements
0 .18% 0 .18%
Net Investment Income Before Reimbursements
2 .32% 2 .16%
Net Investment Income Net of Reimbursements
2 .32% 2 .16%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
47 .42% — %
Net assets, end of period (thousands)
$ 9,036 $ 6,001

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
Northern Trust 2035 Tax-
Exempt Distributing Ladder
ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 101.06 $ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.21 0.91
Net Realized and Unrealized Gain (Loss)
(0.38) 1.06
Total from Operations
0.83 1.97
Distributions
Net Investment Income
(0.90) (0.91)
Total from Distributions
(0.90) (0.91)
Net Asset Value, end of period
$ 100.99 $ 101.06
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
0 .83% 1 .98%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .18% 0 .18%
Expenses net of reimbursements
0 .18% 0 .18%
Net Investment Income Before Reimbursements
2 .41% 2 .44%
Net Investment Income Net of Reimbursements
2 .41% 2 .44%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
— % — %
Net assets, end of period (thousands)
$ 14,138 $ 5,053

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
June 30, 2026
Northern Trust 2045 Tax-
Exempt Distributing Ladder
ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 102.75 $ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.60 1.19
Net Realized and Unrealized Gain (Loss)
0.02 2.74
Total from Operations
1.62 3.93
Distributions
Net Investment Income
(1.39) (1.18)
Total from Distributions
(1.39) (1.18)
Net Asset Value, end of period
$ 102.98 $ 102.75
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
1 .58% 3 .95%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .18% 0 .18%
Expenses net of reimbursements
0 .18% 0 .18%
Net Investment Income Before Reimbursements
3 .13% 3 .13%
Net Investment Income Net of Reimbursements
3 .13% 3 .13%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
1 .29% — %
Net assets, end of period (thousands)
$ 8,239 $ 10,275

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
Northern Trust 2055 Tax-
Exempt Distributing Ladder
ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 102.93 $ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.83 1.35
Net Realized and Unrealized Gain (Loss)
0.57 2.94
Total from Operations
2.40 4.29
Distributions
Net Investment Income
(1.53) (1.36)
Total from Distributions
(1.53) (1.36)
Net Asset Value, end of period
$ 103.80 $ 102.93
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
2 .35% 4 .30%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .18% 0 .18%
Expenses net of reimbursements
0 .18% 0 .18%
Net Investment Income Before Reimbursements
3 .58% 3 .55%
Net Investment Income Net of Reimbursements
3 .58% 3 .55%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
— % 21 .18%
Net assets, end of period (thousands)
$ 4,152 $ 8,235

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
June 30, 2026
Northern Trust Intermediate
Tax-Exempt Bond ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 51.27 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.74 0.56
Net Realized and Unrealized Gain (Loss)
(0.09) 1.14
Total from Operations
0.65 1.70
Distributions
Net Investment Income
(0.59) (0.43)
Total from Distributions
(0.59) (0.43)
Net Asset Value, end of period
$ 51.33 $ 51.27
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
1 .30% 3 .42%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .05% 0 .05%
Expenses net of reimbursements
0 .05% 0 .05%
Net Investment Income Before Reimbursements
2 .92% 3 .00%
Net Investment Income Net of Reimbursements
2 .92% 3 .00%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
11 .97% 9 .22%
Net assets, end of period (thousands)
$ 160,137 $ 54,348

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
Northern Trust Short-Term
Tax-Exempt Bond ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 50.25 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.65 0.47
Net Realized and Unrealized Gain (Loss)
(0.04) 0.16
Total from Operations
0.61 0.63
Distributions
Net Investment Income
(0.54) (0.38)
Total from Distributions
(0.54) (0.38)
Net Asset Value, end of period
$ 50.32 $ 50.25
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
1 .22% 1 .26%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .05% 0 .05%
Expenses net of reimbursements
0 .05% 0 .05%
Net Investment Income Before Reimbursements
2 .63% 2 .56%
Net Investment Income Net of Reimbursements
2 .63% 2 .56%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
5 .89% 20 .64%
Net assets, end of period (thousands)
$ 117,757 $ 71,351

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
June 30, 2026
Northern Trust Tax-Exempt
Bond ETF
Six Months
ended June
30, 2026
(Unaudited)
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 51.38 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.87 0.67
Net Realized and Unrealized Gain (Loss)
0.19 1.35
Total from Operations
1.06 2.02
Distributions
Net Investment Income
(0.68) (0.64)
Total from Distributions
(0.68) (0.64)
Net Asset Value, end of period
$ 51.76 $ 51.38
Total Return
(b)
0 .00% 0 .00%
Net Asset Value
(d)
2 .07% 4 .05%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
– –
Expenses
0 .05% 0 .05%
Expenses net of reimbursements
0 .05% 0 .05%
Net Investment Income Before Reimbursements
3 .42% 3 .55%
Net Investment Income Net of Reimbursements
3 .42% 3 .55%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
16 .74% 4 .25%
Net assets, end of period (thousands)
$ 61,079 $ 25,690

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
*
Commencement of operations.
(a)
Net investment income per share is based on average shares outstanding.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.
(e)
In-kind transactions are not included in portfolio turnover calculations.
(g)
Per share amount is less than $0.005.

Northern Trust US Equity ETF
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64 .6%
Aerospace & Defense -
7 .0%
Boeing Co. (The)
*
169,322 $ 36,653,133
BWX Technologies, Inc. 1,750 340,638
GE Aerospace 62,991 23,541,626
General Dynamics Corp. 372 131,777
L3Harris Technologies, Inc. 257 74,682
Lockheed Martin Corp. 539 274,599
Northrop Grumman Corp. 38 19,354
RTX Corp. 2,514 476,981
Textron, Inc. 664 60,909
TransDigm Group, Inc. 49 65,270
61,638,969
Air Freight & Logistics -
0 .0%
(a)
Expeditors International of
Washington, Inc. 365 59,488
FedEx Corp. 504 157,818
United Parcel Service, Inc.,
Class B 621 66,757
284,063
Automobile Components -
0 .0%
(a)
Autoliv, Inc. 605 70,283
BorgWarner, Inc. 805 53,452
Dana, Inc. 796 21,659
Lear Corp. 589 78,961
Phinia, Inc. 161 13,262
237,617
Automobiles -
0 .8%
Ford Motor Co. 30,873 429,134
General Motors Co. 4,822 371,680
Harley-Davidson, Inc. 332 8,121
Tesla, Inc.
*
15,470 6,506,682
7,315,617
Banks -
0 .8%
Bank of America Corp. 18,144 1,033,845
Citigroup, Inc. 4,936 690,843
Citizens Financial Group, Inc. 2,514 176,156
East West Bancorp, Inc. 630 81,327
Fifth Third Bancorp 3,594 202,594
First Citizens BancShares,
Inc., Class A 36 74,908
First Horizon Corp. 2,798 71,741
Huntington Bancshares, Inc. 3,311 58,704
JPMorgan Chase & Co. 7,382 2,416,350
KeyCorp 2,845 65,577
M&T Bank Corp. 391 93,062
PNC Financial Services
Group, Inc. (The) 920 226,522
Popular, Inc. 755 123,956
Prosperity Bancshares, Inc. 2,016 147,229
Regions Financial Corp. 3,975 120,045
Royal Bank of Canada 261 54,019
Simmons First National
Corp., Class A 4,108 93,046
Truist Financial Corp. 2,107 104,971
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Banks -
0.8% (continued)
UMB Financial Corp. 215 $ 30,693
US Bancorp 2,562 154,745
Webster Financial Corp. 539 41,190
Wells Fargo & Co. 11,922 985,234
Western Alliance Bancorp 1,535 126,177
Zions Bancorp NA 1,227 84,896
7,257,830
Beverages -
0 .1%
Brown-Forman Corp., Class B 155 4,131
Coca-Cola Co. (The) 9,066 736,794
Keurig Dr Pepper, Inc. 273 8,935
Molson Coors Beverage Co.,
Class B 805 31,363
PepsiCo, Inc. 2,996 405,658
1,186,881
Biotechnology -
0 .2%
AbbVie, Inc. 4,284 1,078,026
Amgen, Inc. 647 234,292
Biogen, Inc.
*
538 116,240
Gilead Sciences, Inc. 2,265 286,160
Moderna, Inc.
*
1,079 75,562
1,790,280
Broadline Retail -
4 .4%
Amazon.com, Inc.
*
160,180 38,177,301
Kohl's Corp. 10,101 178,990
Macy's, Inc. 4,572 107,671
38,463,962
Building Products -
0 .4%
A O Smith Corp. 390 24,461
Carrier Global Corp. 42,193 3,094,856
Johnson Controls
International plc 1,889 276,002
Owens Corning 281 44,668
3,439,987
Capital Markets -
2 .3%
Ameriprise Financial, Inc. 150 68,814
Bank of New York Mellon
Corp. (The) 1,335 193,054
BlackRock, Inc. 132 126,926
Blackstone, Inc. 348 40,949
Charles Schwab Corp. (The) 1,162 107,218
CME Group, Inc. 773 170,702
Coinbase Global, Inc., Class
A
*
264 38,594
Goldman Sachs Group, Inc.
(The) 654 661,436
Intercontinental Exchange,
Inc. 385 47,398
Janus Henderson Group plc 1,435 74,548
Moody's Corp. 37,236 16,864,929
Morgan Stanley 3,599 752,335

Northern Trust US Equity ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Capital Markets -
2.3% (continued)
Nasdaq, Inc. 721 $ 56,829
Raymond James Financial,
Inc. 373 56,707
S&P Global, Inc. 250 101,815
State Street Corp. 570 96,672
Tradeweb Markets, Inc.,
Class A 4,500 448,470
19,907,396
Chemicals -
0 .3%
Air Products and Chemicals,
Inc. 207 60,688
Ashland, Inc. 771 50,801
Chemours Co. (The) 3,062 62,832
Corteva, Inc. 1,147 97,140
Dow, Inc. 2,499 68,373
DuPont de Nemours, Inc. 791 107,291
Eastman Chemical Co. 937 62,760
Huntsman Corp. 4,440 47,153
Linde plc 3,463 1,797,089
LyondellBasell Industries NV,
Class A 556 29,273
Olin Corp. 2,199 43,584
PPG Industries, Inc. 199 24,137
Scotts Miracle-Gro Co. (The) 788 53,671
Sherwin-Williams Co. (The) 249 85,736
2,590,528
Commercial Services & Supplies -
0 .0%
(a)
Clean Harbors, Inc.
*
132 39,435
Republic Services, Inc., Class
A 340 72,447
Veralto Corp. 291 25,806
137,688
Communications Equipment -
0 .1%
Cisco Systems, Inc. 6,310 741,173
Viasat, Inc.
*
813 73,015
814,188
Construction & Engineering -
0 .0%
(a)
AECOM 895 62,471
Arcosa, Inc. 194 28,186
Fluor Corp.
*
2,431 127,360
Quanta Services, Inc. 35 25,202
243,219
Consumer Finance -
0 .1%
Ally Financial, Inc. 1,278 58,724
American Express Co. 298 100,798
Capital One Financial Corp. 2,018 404,851
Navient Corp. 2,256 19,199
Synchrony Financial 1,817 138,183
721,755
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Consumer Staples Distribution & Retail -
0 .3%
BJ's Wholesale Club
Holdings, Inc.
*
464 $ 40,470
Costco Wholesale Corp. 1,164 1,088,887
Dollar General Corp. 1,617 186,133
Kroger Co. (The) 2,780 154,373
Sysco Corp. 755 63,103
Target Corp. 920 120,161
US Foods Holding Corp.
*
854 87,322
Walmart, Inc. 8,525 965,542
2,705,991
Containers & Packaging -
0 .0%
(a)
Crown Holdings, Inc. 415 46,405
International Paper Co. 912 34,747
Silgan Holdings, Inc. 1,153 53,488
Sonoco Products Co. 1,211 68,240
202,880
Distributors -
0 .0%
(a)
Genuine Parts Co. 699 82,468
Diversified Telecommunication Services -
0 .1%
AT&T, Inc. 28,546 590,902
Comcast Corp., Class A 6,829 167,652
Liberty Global Ltd., Class C
*
1,560 17,160
Lumen Technologies, Inc.
*
6,199 47,608
Verizon Communications,
Inc. 9,240 391,222
1,214,544
Electric Utilities -
0 .2%
American Electric Power Co.,
Inc. 431 58,965
Constellation Energy Corp. 617 153,244
Duke Energy Corp. 1,035 131,010
Edison International 987 73,482
Entergy Corp. 1,360 156,210
Exelon Corp. 1,859 86,667
IDACORP, Inc. 373 56,435
NextEra Energy, Inc. 2,694 236,452
PPL Corp. 1,502 54,598
Southern Co. (The) 1,890 180,892
TXNM Energy, Inc. 1,643 93,289
1,281,244
Electrical Equipment -
2 .2%
Eaton Corp. plc 602 256,524
Emerson Electric Co. 1,120 160,328
GE Vernova, Inc. 15,506 18,217,379
Nextpower, Inc., Class A
*
381 45,392
nVent Electric plc 481 81,583
Sunrun, Inc.
*
3,021 40,421
18,801,627
Electronic Equipment, Instruments & Components -
0 .1%
Arrow Electronics, Inc.
*
448 95,608

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust US Equity ETF
June 30, 2026 (UNAUDITED)
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Electronic Equipment, Instruments & Components -
0.1%
(continued)
Avnet, Inc. 921 $ 81,803
Corning, Inc. 1,427 364,499
Flex Ltd.
*
2,198 356,230
Ralliant Corp. 86 6,332
TE Connectivity plc 564 113,708
Vontier Corp. 104 3,016
1,021,196
Energy Equipment & Services -
0 .0%
(a)
Baker Hughes Co., Class A 1,637 90,854
Oceaneering International,
Inc.
*
2,141 86,753
Patterson-UTI Energy, Inc. 1,518 13,935
SLB Ltd. 4,166 193,677
385,219
Entertainment -
0 .9%
Lionsgate Studios Corp.
*
713 10,916
Netflix, Inc.
*
4,186 298,880
Walt Disney Co. (The) 75,070 7,225,488
Warner Bros Discovery, Inc.
*
10,740 286,328
7,821,612
Financial Services -
0 .5%
Berkshire Hathaway, Inc.,
Class B
*
4,986 2,494,945
Equitable Holdings, Inc. 979 42,959
Mastercard, Inc., Class A 1,782 915,235
NCR Atleos Corp.
*
269 11,677
Visa, Inc., Class A 3,513 1,205,275
4,670,091
Food Products -
0 .1%
Archer-Daniels-Midland Co. 2,395 182,978
Bunge Global SA 1,036 110,572
Conagra Brands, Inc. 910 12,249
General Mills, Inc. 290 10,092
Hershey Co. (The) 365 64,039
Hormel Foods Corp. 2,298 57,036
Kraft Heinz Co. (The) 1,185 27,990
Mondelez International, Inc.,
Class A 1,183 68,425
Tyson Foods, Inc., Class A 795 45,514
578,895
Ground Transportation -
0 .1%
Avis Budget Group, Inc.
*
390 57,654
Canadian Pacific Kansas
City Ltd. 717 62,128
Fedex Freight Holding Co.,
Inc.
*
252 38,052
Norfolk Southern Corp. 157 49,391
Ryder System, Inc. 506 133,467
Union Pacific Corp. 664 180,608
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Ground Transportation -
0.1% (continued)
Werner Enterprises, Inc. 1,518 $ 66,200
587,500
Health Care Equipment & Supplies -
0 .9%
Abbott Laboratories 2,576 233,746
Baxter International, Inc. 155,001 3,304,621
GE HealthCare Technologies,
Inc. 20,994 1,343,826
IDEXX Laboratories, Inc.
*
580 305,335
Intuitive Surgical, Inc.
*
41 16,305
ResMed, Inc. 124 24,165
Solventum Corp.
*
28,277 2,181,571
Stryker Corp. 1,477 465,019
Zimmer Biomet Holdings,
Inc. 124 10,675
7,885,263
Health Care Providers & Services -
0 .5%
Cardinal Health, Inc. 488 115,929
Cencora, Inc. 729 206,292
Centene Corp.
*
3,601 231,148
Cigna Group (The) 361 99,520
CVS Health Corp. 4,988 516,009
Elevance Health, Inc. 355 137,289
HCA Healthcare, Inc. 257 100,202
Henry Schein, Inc.
*
356 29,733
Humana, Inc. 211 83,813
Labcorp Holdings, Inc. 263 73,640
McKesson Corp. 753 568,967
Molina Healthcare, Inc.
*
123 28,130
Quest Diagnostics, Inc. 422 89,443
Tenet Healthcare Corp.
*
556 104,017
UnitedHealth Group, Inc. 3,704 1,539,494
3,923,626
Health Care REITs -
0 .1%
Community Healthcare Trust,
Inc., REIT 6,400 116,992
Healthcare Realty Trust, Inc.,
Class A, REIT 9,105 183,648
Ventas, Inc., REIT 605 53,724
Welltower, Inc., REIT 647 146,849
501,213
Hotel & Resort REITs -
0 .0%
(a)
Host Hotels & Resorts, Inc.,
REIT 2,536 60,129
Park Hotels & Resorts, Inc.,
REIT 4,448 63,384
123,513
Hotels, Restaurants & Leisure -
0 .2%
Booking Holdings, Inc. 200 35,648
Boyd Gaming Corp. 249 21,994
Brightstar Lottery plc 1,618 17,345

Northern Trust US Equity ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Hotels, Restaurants & Leisure -
0.2% (continued)
Chipotle Mexican Grill, Inc.,
Class A
*
830 $ 28,220
Expedia Group, Inc. 215 55,014
McDonald's Corp. 3,654 987,713
Starbucks Corp. 597 61,007
Wynn Resorts Ltd. 224 21,748
Yum! Brands, Inc. 531 84,886
1,313,575
Household Durables -
0 .1%
DR Horton, Inc. 895 145,777
KB Home 663 41,497
Lennar Corp., Class A 411 37,191
Meritage Homes Corp. 796 66,745
Mohawk Industries, Inc.
*
166 20,141
Toll Brothers, Inc. 1,145 188,639
Whirlpool Corp. 124 4,888
504,878
Household Products -
0 .1%
Colgate-Palmolive Co. 1,360 124,685
Kimberly-Clark Corp. 439 48,189
Procter & Gamble Co. (The) 5,007 734,226
907,100
Independent Power and Renewable Electricity Producers -
0 .0%
(a)
AES Corp. (The) 1,577 23,119
Industrial Conglomerates -
0 .0%
(a)
3M Co. 166 26,877
Industrial REITs -
0 .0%
(a)
Americold Realty Trust, Inc.,
REIT 2,822 44,362
Prologis, Inc., REIT 732 99,164
143,526
Insurance -
0 .3%
Aflac, Inc. 1,618 189,710
Allstate Corp. (The) 722 171,793
American International
Group, Inc. 2,481 184,909
Aon plc, Class A 975 323,398
Arch Capital Group Ltd.
*
1,000 97,060
Assurant, Inc. 332 89,152
Axis Capital Holdings Ltd. 605 65,001
Chubb Ltd. 639 217,733
Everest Group Ltd. 115 41,081
Fairfax Financial Holdings
Ltd. 28 46,111
Hartford Insurance Group,
Inc. (The) 1,137 150,675
Lincoln National Corp. 2,581 91,238
Loews Corp. 447 50,605
MetLife, Inc. 2,539 214,825
Principal Financial Group,
Inc. 846 91,182
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Insurance -
0.3% (continued)
Progressive Corp. (The) 315 $ 68,812
Prudential Financial, Inc. 1,136 122,608
RenaissanceRe Holdings Ltd. 83 26,303
Travelers Cos., Inc. (The) 782 258,154
Unum Group 1,037 92,708
2,593,058
Interactive Media & Services -
7 .4%
Alphabet, Inc., Class A 3,544 1,266,519
Alphabet, Inc., Class C 176,319 62,298,792
Meta Platforms, Inc., Class A 1,430 805,505
64,370,816
IT Services -
0 .0%
(a)
Accenture plc, Class A 1,414 175,958
Cognizant Technology
Solutions Corp., Class A 448 17,351
International Business
Machines Corp. 688 193,473
386,782
Leisure Products -
0 .0%
(a)
Brunswick Corp. 1,328 111,871
Polaris, Inc. 672 45,991
157,862
Life Sciences Tools & Services -
0 .2%
Agilent Technologies, Inc. 506 67,212
Bio-Rad Laboratories, Inc.,
Class A
*
215 63,126
Danaher Corp. 2,667 508,010
Illumina, Inc.
*
265 46,595
IQVIA Holdings, Inc.
*
232 44,827
Revvity, Inc. 398 44,282
Thermo Fisher Scientific, Inc. 1,823 913,979
1,688,031
Machinery -
0 .8%
AGCO Corp. 232 27,770
Caterpillar, Inc. 3,695 3,934,806
Cummins, Inc. 297 211,823
Deere & Co. 390 247,389
Dover Corp. 257 57,640
Fortive Corp. 260 15,883
Illinois Tool Works, Inc. 340 91,960
Oshkosh Corp. 91 13,967
Otis Worldwide Corp. 21,099 1,510,688
PACCAR, Inc. 854 102,582
Parker-Hannifin Corp. 232 226,924
Pentair plc 448 34,344
SPX Technologies, Inc.
*
83 20,349
Stanley Black & Decker, Inc. 105 9,883
Timken Co. (The) 563 81,815
Trinity Industries, Inc. 365 12,622
6,600,445

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust US Equity ETF
June 30, 2026 (UNAUDITED)
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Media -
0 .0%
(a)
EchoStar Corp., Class A
*
389 $ 39,484
News Corp., Class A 608 15,097
Omnicom Group, Inc. 1,469 106,987
Sirius XM Holdings, Inc. 921 27,206
188,774
Metals & Mining -
0 .1%
Alcoa Corp. 1,588 82,798
Commercial Metals Co. 1,120 70,280
Freeport-McMoRan, Inc. 7,872 495,070
Newmont Corp. 696 65,006
Reliance, Inc. 364 135,991
Steel Dynamics, Inc. 846 194,123
1,043,268
Mortgage Real Estate Investment Trusts (REITs) -
0 .0%
(a)
MFA Financial, Inc. 4,465 43,266
Multi-Utilities -
0 .1%
Ameren Corp. 971 109,762
Avista Corp. 953 38,987
CenterPoint Energy, Inc. 1,120 49,325
Consolidated Edison, Inc. 3,243 358,773
Dominion Energy, Inc. 204 13,931
Public Service Enterprise
Group, Inc. 796 64,603
Sempra 664 61,560
696,941
Office REITs -
0 .0%
(a)
BXP, Inc., REIT 613 40,648
SL Green Realty Corp., REIT 315 16,308
Vornado Realty Trust, REIT 323 12,694
69,650
Oil, Gas & Consumable Fuels -
9 .3%
Antero Resources Corp.
*
3,560 125,098
APA Corp. 2,199 71,621
Cheniere Energy, Inc. 3,388 809,766
Chevron Corp. 175,762 29,134,309
Chord Energy Corp. 62 7,087
CNX Resources Corp.
*
1,244 42,209
ConocoPhillips 3,595 373,736
Delek US Holdings, Inc. 946 48,066
Devon Energy Corp. 5,118 211,476
Diamondback Energy, Inc. 150 26,367
Enbridge, Inc. 285 15,450
EQT Corp. 929 49,395
Expand Energy Corp. 437 39,850
Exxon Mobil Corp. 354,084 48,410,365
Marathon Petroleum Corp. 2,865 732,495
ONEOK, Inc. 1,195 103,893
PBF Energy, Inc., Class A 1,610 73,287
Phillips 66 389 65,760
Range Resources Corp. 1,502 55,859
SM Energy Co. 3,012 78,613
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Oil, Gas & Consumable Fuels -
9.3% (continued)
Targa Resources Corp. 821 $ 220,143
Valero Energy Corp. 1,517 395,088
Williams Cos., Inc. (The) 91 6,765
81,096,698
Paper & Forest Products -
0 .0%
(a)
Sylvamo Corp. 132 4,990
Passenger Airlines -
0 .0%
(a)
United Airlines Holdings, Inc.
*
838 113,960
Personal Care Products -
0 .0%
(a)
Herbalife Ltd.
*
2,913 38,306
Kenvue, Inc. 2,622 50,106
88,412
Pharmaceuticals -
16 .5%
AstraZeneca plc 185 35,080
Bristol-Myers Squibb Co. 2,181 125,669
Elanco Animal Health, Inc.
*
2,564 63,100
Eli Lilly & Co. 39,558 47,447,052
Johnson & Johnson 161,913 41,121,044
Merck & Co., Inc. 429,308 55,166,078
Pfizer, Inc. 11,959 287,973
Viatris, Inc. 10,208 162,103
144,408,099
Professional Services -
0 .1%
Automatic Data Processing,
Inc. 390 87,340
CACI International, Inc., Class
A
*
625 289,538
KBR, Inc. 273 9,427
Maximus, Inc. 1,228 66,017
452,322
Residential REITs -
0 .0%
(a)
Equity Residential, REIT 813 55,227
Essex Property Trust, Inc.,
REIT 182 53,069
108,296
Retail REITs -
0 .0%
(a)
Kite Realty Group Trust, REIT 1,364 38,710
Macerich Co. (The), REIT 1,668 42,017
NNN REIT, Inc., REIT 871 40,528
121,255
Semiconductors & Semiconductor Equipment -
5 .4%
Advanced Micro Devices,
Inc.
*
5,200 3,020,732
Analog Devices, Inc. 978 388,432
Applied Materials, Inc. 871 629,733
Broadcom, Inc. 11,243 4,247,043
First Solar, Inc.
*
323 76,215
Intel Corp.
*
136,933 19,119,955

Northern Trust US Equity ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Semiconductors & Semiconductor Equipment -
5.4% (continued)
KLA Corp. 2,490 $ 751,258
Micron Technology, Inc. 621 716,814
NVIDIA Corp. 88,607 17,729,375
Qnity Electronics, Inc. 1,185 193,523
QUALCOMM, Inc. 628 116,048
Texas Instruments, Inc. 688 205,072
47,194,200
Software -
0 .4%
Intuit, Inc. 91 23,751
Microsoft Corp. 5,844 2,179,929
Oracle Corp. 2,907 426,021
Palo Alto Networks, Inc.
*
3,240 1,104,905
Roper Technologies, Inc. 132 44,667
ServiceNow, Inc.
*
1,250 124,100
3,903,373
Specialized REITs -
0 .0%
(a)
Crown Castle, Inc., REIT 929 70,353
Equinix, Inc., REIT 83 86,518
Extra Space Storage, Inc.,
REIT 256 37,197
Iron Mountain, Inc., REIT 929 117,342
Weyerhaeuser Co., REIT 1,584 37,921
349,331
Specialty Retail -
0 .3%
AutoNation, Inc.
*
654 121,507
AutoZone, Inc.
*
41 131,034
Bath & Body Works, Inc. 904 20,910
GameStop Corp., Class A
*
1,335 29,477
Group 1 Automotive, Inc. 290 84,439
Home Depot, Inc. (The) 4,730 1,668,176
Lowe's Cos., Inc. 1,145 252,461
O'Reilly Automotive, Inc.
*
1,245 114,652
Ross Stores, Inc. 373 79,393
Signet Jewelers Ltd. 307 26,463
TJX Cos., Inc. (The) 1,203 182,255
Victoria's Secret & Co.
*
301 25,127
Williams-Sonoma, Inc. 581 135,431
2,871,325
Technology Hardware, Storage & Peripherals -
0 .6%
Apple, Inc. 15,435 4,466,272
Dell Technologies, Inc., Class
C 569 245,501
Hewlett Packard Enterprise
Co. 4,221 190,409
HP, Inc. 2,354 51,647
Western Digital Corp. 80 51,097
5,004,926
Textiles, Apparel & Luxury Goods -
0 .0%
(a)
Capri Holdings Ltd.
*
1,609 29,879
NIKE, Inc., Class B 473 19,417
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
64.6% (continued)
Textiles, Apparel & Luxury Goods -
0.0%
(a)
(continued)
PVH Corp. 356 $ 26,436
75,732
Tobacco -
0 .1%
Altria Group, Inc. 1,019 73,317
Philip Morris International,
Inc. 4,302 778,275
851,592
Trading Companies & Distributors -
0 .1%
United Rentals, Inc. 132 149,541
WESCO International, Inc. 693 239,383
WW Grainger, Inc. 74 100,670
489,594
Water Utilities -
0 .0%
(a)
American Water Works Co., Inc. 1,244 163,686
Wireless Telecommunication Services -
0 .0%
(a)
T-Mobile US, Inc. 611 102,483
Total Common Stocks
(Cost $94,513,363) 565,975,104
EXCHANGE TRADED FUNDS
- 35 .3%
Invesco S&P 500 Equal Weight
ETF 30,176 $ 6,420,548
Invesco S&P 500 Pure Growth
ETF 215,494 13,759,292
iShares Biotechnology ETF 540 102,703
iShares Russell 2000 ETF 28,961 8,701,332
iShares Russell 2000 Value ETF 100 22,120
iShares Russell Mid-Cap ETF 320 35,302
State Street Communication
Services Select Sector SPDR
ETF 318,772 34,150,044
State Street SPDR S&P 500 ETF
Trust 163,291 121,940,820
Vanguard Information
Technology ETF 1,032,896 123,451,730
Total Exchange Traded Funds
(Cost $78,628,792) 308,583,891
Number of
Rights Value
RIGHTS - 0 .0%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc., CVR
*‡
(Cost $–) 662 —
Total Investments - 99.9%
(Cost $173,142,155) 874,558,995
Other assets less liabilities - 0.1% 1,140,712
NET ASSETS - 100.0% $875,699,707
*
Non-income producing security.
‡
Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust US Equity ETF
June 30, 2026 (UNAUDITED)
(a)
Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipt
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 702,101,390
Aggregate gross unrealized depreciation (680,279)
Net unrealized appreciation $ 701,421,111
Federal income tax cost $ 173,137,884
Security Type % of Net Assets
Common Stocks 64 .6%
Exchange Traded Funds 35 .3
Rights –
Others
(1)
0 .1
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Common
Stocks
(1)
$ 565,975 $ — $ — $ 565,975
Exchange
Traded Funds
(1)
308,584 — — 308,584
Rights
(1)
— — — —
Total
Investments $874,559 $ — $ — $874,559
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2030 Inflation-Linked Distributing Ladder ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .4%
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 $ 3,269,000 $ 3,962,472
1.13%, 10/15/2030 3,269,000 3,267,738
1.63%, 10/15/2027 3,269,000 3,656,653
1.63%, 10/15/2029 3,269,000 3,435,353
2.38%, 10/15/2028 3,269,000 3,592,088
Total U.S. Treasury Obligations
(Cost $18,156,662) 17,914,304
Total Investments - 99.4%
(Cost $18,156,662) 17,914,304
Other assets less liabilities - 0.6% 102,827
NET ASSETS - 100.0% $18,017,131
Percentages shown are based on Net Assets.
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (251,134)
Net unrealized depreciation $ (251,134)
Federal income tax cost $ 18,165,438
Security Type % of Net Assets
U.S. Treasury Obligations 99 .4%
Others
(1)
0 .6
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 17,914 $ — $ 17,914
Total
Investments $ — $17,914 $ — $17,914
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2035 Inflation-Linked Distributing Ladder ETF
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .4%
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 $ 732,000 $ 887,283
0.13%, 7/15/2031 732,000 834,966
0.63%, 7/15/2032 732,000 776,968
1.13%, 10/15/2030 732,000 731,717
1.38%, 7/15/2033 732,000 769,899
1.63%, 10/15/2027 732,000 818,804
1.63%, 10/15/2029 732,000 769,250
1.88%, 7/15/2034 732,000 765,676
1.88%, 7/15/2035 732,000 742,337
2.38%, 10/15/2028 732,000 804,346
Total U.S. Treasury Obligations
(Cost $8,058,636) 7,901,246
Total Investments - 99.4%
(Cost $8,058,636) 7,901,246
Other assets less liabilities - 0.6% 50,349
NET ASSETS - 100.0% $7,951,595
Percentages shown are based on Net Assets.
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (160,065)
Net unrealized depreciation $ (160,065)
Federal income tax cost $ 8,061,311
Security Type % of Net Assets
U.S. Treasury Obligations 99 .4%
Others
(1)
0 .6
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 7,901 $ — $ 7,901
Total
Investments $ — $7,901 $ — $7,901
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2045 Inflation-Linked Distributing Ladder ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .2%
U.S. Treasury Inflation Linked
Bonds
0.63%, 2/15/2043 $ 128,000 $ 135,130
0.75%, 2/15/2042 128,000 143,911
0.75%, 2/15/2045 128,000 128,500
1.38%, 2/15/2044 128,000 149,260
2.13%, 2/15/2040 256,000 380,346
2.13%, 2/15/2041 256,000 371,681
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 128,000 155,153
0.13%, 7/15/2031 128,000 146,005
0.63%, 7/15/2032 128,000 135,863
1.13%, 10/15/2030 128,000 127,951
1.38%, 7/15/2033 128,000 134,627
1.63%, 10/15/2027 128,000 143,179
1.63%, 10/15/2029 128,000 134,514
1.88%, 7/15/2034 256,000 267,777
1.88%, 7/15/2035 256,000 259,615
2.38%, 10/15/2028 128,000 140,651
Total U.S. Treasury Obligations
(Cost $3,022,614) 2,954,163
Total Investments - 99.2%
(Cost $3,022,614) 2,954,163
Other assets less liabilities - 0.8% 22,440
NET ASSETS - 100.0% $2,976,603
Percentages shown are based on Net Assets.
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (68,451)
Net unrealized depreciation $ (68,451)
Federal income tax cost $ 3,022,614
Security Type % of Net Assets
U.S. Treasury Obligations 99 .2%
Others
(1)
0 .8
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 2,954 $ — $ 2,954
Total
Investments $ — $2,954 $ — $2,954
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2055 Inflation-Linked Distributing Ladder ETF
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 97 .8%
U.S. Treasury Inflation Linked
Bonds
0.13%, 2/15/2051 $ 61,000 $ 41,249
0.13%, 2/15/2052 61,000 37,750
0.25%, 2/15/2050 61,000 44,495
0.63%, 2/15/2043 61,000 64,398
0.75%, 2/15/2042 61,000 68,583
0.75%, 2/15/2045 61,000 61,238
0.88%, 2/15/2047 61,000 59,117
1.00%, 2/15/2049 61,000 56,645
1.00%, 2/15/2046 61,000 62,916
1.00%, 2/15/2048 61,000 58,580
1.38%, 2/15/2044 61,000 71,132
1.50%, 2/15/2053 61,000 51,895
2.13%, 2/15/2040 122,000 181,259
2.13%, 2/15/2054 61,000 57,782
2.13%, 2/15/2041 122,000 177,129
2.38%, 2/15/2055 61,000 59,221
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 61,000 73,940
0.13%, 7/15/2031 61,000 69,581
0.63%, 7/15/2032 61,000 64,747
1.13%, 10/15/2030 61,000 60,976
1.38%, 7/15/2033 61,000 64,158
1.63%, 10/15/2027 61,000 68,234
1.63%, 10/15/2029 61,000 64,104
1.88%, 7/15/2034 122,000 127,613
1.88%, 7/15/2035 122,000 123,723
2.38%, 10/15/2028 61,000 67,029
Total U.S. Treasury Obligations
(Cost $1,983,947) 1,937,494
Total Investments - 97.8%
(Cost $1,983,947) 1,937,494
Other assets less liabilities - 2.2% 42,874
NET ASSETS - 100.0% $1,980,368
Percentages shown are based on Net Assets.
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (46,460)
Net unrealized depreciation $ (46,460)
Federal income tax cost $ 1,983,954
Security Type % of Net Assets
U.S. Treasury Obligations 97 .8%
Others
(1)
2 .2
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 1,937 $ — $ 1,937
Total
Investments $ — $1,937 $ — $1,937
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97 .8%
Alabama - 1 .0%
City of Orange Beach Series
2021, G.O. Limited,
4.00%, 8/1/2030 $ 25,000 $ 26,301
Jefferson County Board of
Education Series 2018,
Special Tax,
5.00%, 2/1/2027 30,000 30,400
Madison Water & Wastewater
Board Series 2020,
Revenue, Refunding,
5.00%, 12/1/2026 40,000 40,394
97,095
Alaska - 1 .8%
Alaska Municipal Bond Bank
Authority Series 2020-1,
Revenue, Refunding,
5.00%, 12/1/2030 30,000 32,912
Borough of North Slope
Series 2022A, G.O.
Unlimited,
5.00%, 6/30/2027 100,000 102,479
Municipality of Anchorage
Solid Waste Services,
Series 2022A, Revenue,
Refunding,
5.00%, 11/1/2027 25,000 25,823
161,214
Delaware - 3 .3%
County of New Castle Series
2025, G.O. Unlimited,
5.00%, 10/1/2026 180,000 181,104
Delaware Transportation
Authority Transportation
System, Series 2020,
Revenue, Refunding,
5.00%, 7/1/2027 25,000 25,656
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2029 50,000 53,438
State of Delaware Series
2024A, G.O. Unlimited,
5.00%, 5/1/2030 35,000 38,146
298,344
District of Columbia - 0 .1%
Washington Metropolitan
Area Transit Authority
Series 2021A, Revenue,
5.00%, 7/15/2030 10,000 10,861
Florida - 12 .5%
City of Coral Gables Series
2021B, Revenue,
5.00%, 4/1/2030 10,000 10,867
City of Coral Gables Series
2021B, Revenue,
Refunding,
5.00%, 4/1/2029 75,000 79,944
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Florida - 12.5% continued
City of Fort Myers Utility
System, Series 2020B,
Revenue, Refunding, AG
Insured,
5.00%, 10/1/2027 $ 45,000 $ 46,387
City of Gainesville Utilities
System, Series 2017A,
Revenue,
5.00%, 10/1/2026 30,000 30,169
City of Jacksonville Series
2019A, Revenue,
5.00%, 10/1/2026 50,000 50,298
City of Jacksonville Series
2021A, Revenue,
5.00%, 10/1/2026 50,000 50,298
5.00%, 10/1/2027 30,000 30,962
City of Jacksonville Series
2025, Revenue,
5.00%, 10/1/2030 10,000 10,889
City of Jacksonville Series A,
Revenue,
5.00%, 10/1/2026 40,000 40,238
City of Lakeland Series
2025A, Revenue,
5.00%, 10/1/2029 40,000 42,847
City of Sunrise Municipal
Complex Project, Series
2020, Revenue,
5.00%, 10/1/2029 25,000 26,828
City of West Palm Beach
Utility System, Series C,
Revenue,
5.00%, 10/1/2026 40,000 40,235
Collier County Water-Sewer
District Series 2021,
Revenue,
5.00%, 7/1/2029 40,000 42,795
County of Broward
Convention Center
Expansion Project, Series
2021, Revenue,
5.00%, 9/1/2030 25,000 27,249
County of Manatee Public
Utilities, Series 2023,
Revenue,
5.00%, 10/1/2029 45,000 48,377
5.00%, 10/1/2026 25,000 25,146
County of Miami-Dade Water
& Sewer System, Series
2017B, Revenue,
5.00%, 10/1/2027 30,000 30,940
County of Miami-Dade
Capital Asset Acquisition,
Series 2021A, Revenue,
5.00%, 4/1/2030 35,000 37,930
County of Miami-Dade
Capital Asset Acquisition,
Series 2023A, Revenue,
5.00%, 4/1/2030 20,000 21,674

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Florida - 12.5% continued
County of Miami-Dade
Capital Asset Acquisition,
Series 2024A, Revenue,
5.00%, 4/1/2028 $ 50,000 $ 52,175
5.00%, 4/1/2030 15,000 16,256
County of Okaloosa Water
& Sewer, Series 2025,
Revenue,
5.00%, 7/1/2030 20,000 21,796
County of Okaloosa Series
2025B, Revenue,
5.00%, 10/1/2028 70,000 73,634
County of Palm Beach Series
2025, Revenue,
5.00%, 12/1/2029 25,000 27,005
County of Sarasota Utility
System, Series 2019A,
Revenue,
5.00%, 10/1/2027 35,000 36,122
County of St Johns Series
2019, Revenue,
5.00%, 10/1/2027 40,000 41,283
Hillsborough County
Aviation Authority Tampa
International Airport,
Series 2022B, Revenue,
5.00%, 10/1/2029 25,000 26,870
Orlando Utilities Commission
Series 2021C, Revenue,
5.00%, 10/1/2026 50,000 50,299
State of Florida Department
of Transportation, Series
2019A, Revenue,
5.00%, 7/1/2030 10,000 10,859
State of Florida Department
of Transportation Turnpike
System, Series 2020B,
Revenue,
5.00%, 7/1/2029 70,000 74,953
1,125,325
Georgia - 3 .2%
Atlanta Urban
Redevelopment Agency
Surface Transportation
& Infrastructure Projects,
Series 2024B, Revenue,
5.00%, 7/1/2029 50,000 53,522
City of Atlanta Airport,
Series 2021B, Revenue,
Refunding,
5.00%, 7/1/2029 35,000 37,479
Columbus Building Authority
Series 2022A, Revenue,
5.00%, 1/1/2028 25,000 25,940
Decatur Urban
Redevelopment Agency
Series 2020A, Revenue,
5.00%, 1/1/2029 30,000 31,821
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Georgia - 3.2% continued
Georgia Ports Authority
Series 2021, Revenue,
5.00%, 7/1/2028 $ 30,000 $ 31,495
5.00%, 7/1/2030 10,000 10,918
Georgia Ports Authority
Series 2022, Revenue,
5.00%, 7/1/2030 10,000 10,917
Municipal Electric Authority
of Georgia Plant Vogtle
Units 3 & 4 Project,
Series 2021A, Revenue,
Refunding, AG Insured,
5.00%, 1/1/2030 10,000 10,747
Municipal Electric Authority
of Georgia General
Resolution Project, Series
2024, Revenue,
5.00%, 1/1/2028 50,000 51,788
Perry Public Facilities
Authority City of Perry
Projects, Series 2025,
Revenue,
5.00%, 4/1/2030 15,000 16,266
280,893
Hawaii - 0 .4%
County of Maui Series 2020,
G.O. Unlimited, Refunding,
5.00%, 3/1/2030 35,000 38,042
Idaho - 2 .8%
Idaho Energy Resources
Authority Idaho Falls
Power Project, Series
2021, Revenue,
5.00%, 9/15/2029 30,000 32,168
Idaho Energy Resources
Authority Idaho Falls
Power Project, Series
2024, Revenue,
5.00%, 9/15/2028 55,000 57,868
5.00%, 9/15/2029 25,000 26,807
Idaho Housing & Finance
Association Federal
Highway Trust Fund,
Series 2017A, Revenue,
Refunding,
5.00%, 7/15/2027 35,000 35,939
Idaho Housing & Finance
Association Federal
Highway Trust Fund,
Series 2021A, Revenue,
Refunding,
5.00%, 7/15/2030 20,000 21,652

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Idaho - 2.8% continued
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2023A,
Revenue,
5.00%, 8/15/2029 $ 75,000 $ 80,575
255,009
Illinois - 3 .9%
Chicago O'Hare International
Airport Series 2024F,
Revenue, Refunding,
5.00%, 1/1/2030 15,000 16,137
City of Chicago Waterworks,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2026 75,000 75,510
Cook County School District
No. 63 East Maine, Series
2019, G.O. Limited,
Refunding,
5.00%, 12/1/2026 185,000 186,739
DuPage County School
District No. 10 Itasca,
Series 2021, G.O.
Unlimited,
5.00%, 1/1/2030 10,000 10,799
Madison Bond Etc Counties
Community Unit School
District No. 5 Highland,
Series 2022B, G.O.
Unlimited, AG Insured,
5.00%, 2/1/2030 60,000 64,550
353,735
Indiana - 5 .5%
Crown Point Multi School
Building Corp. First
Mortgage, Series 2023,
Revenue, State Aid
Intercept,
5.00%, 7/15/2028 95,000 99,629
Indiana Finance Authority
State Revolving Fund,
Series 2018A, Revenue,
5.00%, 2/1/2028 70,000 72,870
Indiana Finance Authority
State Revolving Fund,
Series 2021A, Revenue,
Refunding,
5.00%, 2/1/2028 70,000 72,870
Indiana Finance Authority
State Revolving Fund,
Series 2025C, Revenue,
5.00%, 2/1/2030 40,000 43,319
Indiana Finance Authority
State Revolving Fund,
Series 2025D, Revenue,
5.00%, 2/1/2028 60,000 62,460
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Indiana - 5.5% continued
5.00%, 2/1/2027 $ 45,000 $ 45,656
Indiana Finance Authority
State Revolving Fund,
Series 2026A, Revenue,
5.00%, 2/1/2030 15,000 16,229
Indiana Municipal Power
Agency Series 2025A,
Revenue, AG Insured,
5.00%, 1/1/2030 15,000 16,172
Morgan County Building
Corp. Series 2024,
Revenue,
5.00%, 2/1/2030 30,000 32,255
5.00%, 8/1/2030 15,000 16,262
Southeast Fountain
Elementary School
Building Corp. First
Mortgage, Series 2024,
Revenue, State Aid
Intercept,
5.00%, 1/15/2030 15,000 16,136
493,858
Iowa - 1 .3%
City of Bettendorf Series
2020C, G.O. Unlimited,
5.00%, 6/1/2028 40,000 41,861
City of Des Moines Series
2024A, G.O. Unlimited,
6.00%, 6/1/2029 30,000 32,820
Waukee Community School
District Series 2023A,
G.O. Unlimited,
5.00%, 6/1/2030 35,000 37,906
112,587
Kansas - 4 .6%
City of Lawrence Series
2025A, G.O. Unlimited,
5.00%, 9/1/2030 40,000 43,762
City of Olathe Water & Sewer
System, Series 2022,
Revenue,
5.00%, 7/1/2029 35,000 37,518
City of Shawnee Series
2021A, G.O. Unlimited,
Refunding,
4.00%, 12/1/2029 25,000 26,141
City of Topeka Combined
Utility, Series 2023A,
Revenue, AG Insured,
5.00%, 8/1/2028 30,000 31,498
City of Wichita Water &
Sewer Utility, Series
2017A, Revenue,
5.00%, 10/1/2027 25,000 25,754

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Kansas - 4.6% continued
State of Kansas Department
of Transportation,
Series 2024A, Revenue,
Refunding,
5.00%, 9/1/2030 $ 10,000 $ 10,924
Wyandotte County-Kansas
City Unified Government
Series 2021A, G.O.
Unlimited, AG Insured,
4.00%, 8/1/2026 190,000 190,188
Wyandotte County-Kansas
City Unified Government
Series 2022A, G.O.
Unlimited, BAM Insured,
4.00%, 8/1/2028 45,000 46,294
412,079
Kentucky - 0 .5%
Kentucky State Property &
Building Commission
Project No. 132, Series
2025A, Revenue,
5.00%, 4/1/2029 40,000 42,603
Maine - 1 .9%
City of Auburn Series 2021,
G.O. Unlimited,
4.00%, 11/1/2028 75,000 77,557
Maine Municipal Bond Bank
Series 2024A, Revenue,
5.00%, 11/1/2030 40,000 43,886
Maine Municipal Bond
Bank Series D, Revenue,
Refunding,
5.00%, 11/1/2026 40,000 40,318
Maine Turnpike Authority
Series 2020, Revenue,
5.00%, 7/1/2030 10,000 10,898
172,659
Maryland - 1 .1%
State of Maryland Series
2020B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2028 90,000 94,743
Michigan - 0 .4%
Otsego Public Schools Series
2020I, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2030 35,000 37,894
Minnesota - 1 .0%
County of Hennepin Series
2019B, G.O. Unlimited,
5.00%, 12/15/2028 85,000 90,144
Mississippi - 1 .5%
City of Olive Branch Series
2024, G.O. Unlimited,
4.00%, 9/1/2027 25,000 25,417
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Mississippi - 1.5% continued
Mississippi Development
Bank Highway Refunding
Project, Series 2017,
Revenue,
5.00%, 1/1/2028 $ 30,000 $ 31,073
Mississippi Development
Bank Tupelo Project,
Series 2020, Revenue,
5.00%, 5/1/2030 30,000 32,401
Mississippi Development
Bank Highway Refunding
Project, Series 2024B,
Revenue,
5.00%, 1/1/2030 15,000 16,172
State of Mississippi Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 25,000 25,150
130,213
Nebraska - 0 .2%
Douglas County School
District No. 10 Elkhorn
Public Schools, Series
2021, G.O. Unlimited,
4.00%, 12/15/2026 20,000 20,109
Nevada - 2 .3%
County of Clark
Transportation, Series
2019B, G.O. Limited,
5.00%, 6/1/2028 25,000 26,220
County of Clark Streets &
Highways Projects, Series
2016, Revenue,
5.00%, 7/1/2027 25,000 25,647
County of Clark Las Vegas-
McCarran International
Airport Passenger Facility
Charge, Series 2019E,
Revenue, Refunding,
5.00%, 7/1/2029 40,000 42,749
Las Vegas Valley Water
District Series 2020C,
G.O. Limited,
5.00%, 6/1/2029 35,000 37,440
State of Nevada Highway
Improvement, Series
2018, Revenue,
5.00%, 12/1/2026 75,000 75,779
207,835
New Hampshire - 0 .9%
City of Manchester Series
2020C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2030 35,000 38,393
New Hampshire Municipal
Bond Bank Series 2021A,
Revenue,
5.00%, 2/15/2030 10,000 10,815

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
New Hampshire - 0.9% continued
State of New Hampshire
Series 2023A, G.O.
Unlimited,
5.00%, 2/15/2030 $ 35,000 $ 37,967
87,175
North Carolina - 0 .5%
City of Winston-Salem Series
2022A, Revenue,
5.00%, 6/1/2030 40,000 43,524
North Dakota - 0 .3%
Fargo Park District Series
2022A, G.O. Unlimited,
5.00%, 5/1/2029 25,000 26,657
Ohio - 3 .5%
City of Toledo Water System,
Series 2016, Revenue,
5.00%, 11/15/2026 40,000 40,343
County of Hamilton Sales
Tax, Series 2021A,
Revenue, Refunding,
5.00%, 12/1/2027 130,000 134,586
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 6/1/2030 40,000 43,555
State of Ohio Adult
Correctional Building
Fund, Series 2019B,
Revenue,
5.00%, 10/1/2027 100,000 103,089
321,573
Pennsylvania - 0 .3%
Pennsylvania Turnpike
Commission Turnpike,
Series 2016A, Revenue,
Refunding, BAM Insured,
5.00%, 12/1/2026 25,000 25,249
Rhode Island - 0 .9%
Rhode Island Commerce
Corp. Rhode Island
Department of
Transportation, Series
2020A, Revenue,
5.00%, 5/15/2029 30,000 31,906
5.00%, 5/15/2030 10,000 10,807
Rhode Island Infrastructure
Bank Series 2019A,
Revenue,
5.00%, 10/1/2027 35,000 36,081
78,794
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
South Carolina - 2 .9%
City of North Charleston
Noisette Community
Redevelopment Project
Area, Series 2022, Tax
Allocation,
5.00%, 10/1/2030 $ 30,000 $ 32,768
County of Berkeley Combined
Utility System, Series
2019, Revenue,
5.00%, 6/1/2028 45,000 47,155
County of Berkeley
Combined Utility System,
Series 2024, Revenue,
Refunding,
5.00%, 6/1/2030 10,000 10,882
County of Charleston Series
2019B, G.O. Unlimited,
5.00%, 11/1/2026 30,000 30,242
South Carolina
Transportation
Infrastructure Bank Series
2021B, Revenue,
5.00%, 10/1/2027 35,000 36,134
South Carolina
Transportation
Infrastructure Bank
Series 2021B, Revenue,
Refunding,
5.00%, 10/1/2026 85,000 85,505
Universit of South Carolina
Higher Education Moore
School of Business
Project, Series 2022A,
Revenue, Refunding,
5.00%, 5/1/2027 25,000 25,520
268,206
South Dakota - 0 .5%
Mitchell School District
No. 17-2 Series 2024,
G.O. Limited, State Aid
Withholding,
5.00%, 8/1/2030 40,000 43,640
Tennessee - 6 .8%
City of Gallatin Gas System,
Series 2024, Revenue,
5.00%, 1/1/2028 65,000 67,347
City of Kingsport Series
2023, G.O. Unlimited,
5.00%, 3/1/2028 25,000 26,020
City of Knoxville Electric
System, Series 2020KK,
Revenue,
5.00%, 7/1/2030 10,000 10,898
City of Knoxville Wastewater
System, Series 2021A,
Revenue, Refunding,
5.00%, 4/1/2027 35,000 35,646

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Tennessee - 6.8% continued
City of Knoxville Electric
System, Series 2021LL,
Revenue, Refunding,
5.00%, 7/1/2030 $ 10,000 $ 10,898
City of Knoxville Electric
System, Series 2022OO,
Revenue,
5.00%, 7/1/2030 30,000 32,694
City of Loudon Electric,
Series 2024, Revenue,
5.00%, 9/1/2029 25,000 26,825
City of Memphis Sanitary
Sewerage System, Series
2020B, Revenue,
5.00%, 10/1/2026 35,000 35,200
City of Memphis Sanitary
Sewerage System,
Series 2020B, Revenue,
Refunding,
5.00%, 10/1/2028 40,000 42,166
City of Morristown Series
2019B, G.O. Unlimited,
5.00%, 6/1/2027 30,000 30,647
City of Pulaski Electric
System, Series 2024,
Revenue,
5.00%, 6/1/2028 35,000 36,408
County of Maury Series 2021,
G.O. Unlimited,
5.00%, 7/1/2027 45,000 46,124
County of Maury Series 2025,
G.O. Unlimited,
5.00%, 4/1/2028 85,000 88,665
County of Montgomery
Series 2021A, G.O.
Unlimited,
5.00%, 6/1/2030 15,000 16,298
Eastside Utility District
of Hamilton & Bradley
Counties Series 2024,
Revenue,
5.00%, 5/1/2028 35,000 36,566
Hallsdale-Powell Utility
District Series 2022A,
Revenue, Refunding,
5.00%, 4/1/2030 15,000 16,273
Savannah Valley Utility
District Series 2022,
Revenue, Refunding,
5.00%, 6/1/2030 25,000 27,204
Town of Smyrna Series 2019,
G.O. Unlimited,
5.00%, 4/1/2028 25,000 26,113
611,992
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Texas - 9 .0%
Calhoun County Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2029 $ 25,000 $ 26,550
Canyon Independent School
District School Building,
Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2029 35,000 37,170
City of Austin Electric Utility,
Series 2023, Revenue,
5.00%, 11/15/2026 40,000 40,344
City of Fort Worth Drainage
Utility System, Series
2019, Revenue,
5.00%, 2/15/2028 30,000 31,259
City of Georgetown Utility
System, Series 2022,
Revenue, AG Insured,
5.00%, 8/15/2030 10,000 10,880
City of Houston Combined
Utility System, Series
2016B, Revenue,
Refunding,
5.00%, 11/15/2026 50,000 50,448
City of Lewisville Waterworks
& Sewer System, Series
2023, Revenue,
5.00%, 2/15/2030 10,000 10,802
City of Lewisville Waterworks
& Sewer System, Series
2024, Revenue,
5.00%, 2/15/2030 10,000 10,802
City of Lubbock Water &
Wastewater System,
Series 2020B, Revenue,
5.00%, 2/15/2030 10,000 10,806
City of Mansfield Waterworks
& Sewer System, Series
2024, Revenue,
5.00%, 8/1/2027 100,000 102,796
City of San Antonio Electric
& Gas Systems, Series
2022, Revenue,
5.00%, 2/1/2030 35,000 37,684
City of Temple Utility System,
Series 2025, Revenue,
5.00%, 8/1/2030 10,000 10,858
Crowley Independent School
District Series 2019, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2028 15,000 15,772
Dallas Fort Worth
International Airport
Series 2021A, Revenue,
5.00%, 11/1/2030 15,000 16,376

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Texas - 9.0% continued
Galveston Independent
School District Series
2022, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/1/2029 $ 30,000 $ 31,821
New Caney Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2029 35,000 37,134
North Texas Municipal Water
District Wastewater
System, Series 2018,
Revenue,
5.00%, 6/1/2028 35,000 36,641
San Antonio Water System
Series 2021A, Revenue,
5.00%, 5/15/2027 25,000 25,556
Tarrant Regional Water
District Water Supply
System, Series 2022,
Revenue,
5.00%, 3/1/2030 10,000 10,825
Texas Water Development
Board Master Trust,
Series 2019A, Revenue,
5.00%, 4/15/2028 35,000 36,647
Texas Water Development
Board Master Trust,
Series 2023A, Revenue,
5.00%, 4/15/2028 50,000 52,352
Texas Water Development
Board Master Trust,
Series 2024A, Revenue,
5.00%, 10/15/2027 25,000 25,854
5.00%, 10/15/2029 25,000 26,880
Tomball Independent School
District Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 10,000 10,798
Trinity River Authority Tarrant
County Water Project,
Series 2018, Revenue,
4.00%, 2/1/2028 30,000 30,729
Trinity River Authority Tarrant
County Water Project,
Series 2023, Revenue,
5.00%, 2/1/2029 25,000 26,479
5.00%, 2/1/2030 10,000 10,778
Trinity River Authority
Denton Creek Wastewater
Treatment System, Series
2024, Revenue,
5.00%, 2/1/2030 15,000 16,166
Trinity River Authority Tarrant
County Water Project,
Series 2025, Revenue,
5.00%, 2/1/2029 25,000 26,479
817,686
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Utah - 4 .8%
Canyons School District Utah
School Bond Guaranty
Program, Series 2022,
G.O. Unlimited, Refunding,
School Bond Guaranty,
5.00%, 6/15/2030 $ 35,000 $ 38,225
Central Valley Water
Reclamation Facility
Sewer, Series 2021C,
Revenue,
5.00%, 3/1/2029 55,000 58,461
City of South Jordan Water,
Series 2025, Revenue,
5.00%, 11/1/2030 15,000 16,440
City of Spanish Fork City
Sewer, Series 2020,
Revenue, BAM Insured,
5.00%, 9/1/2028 45,000 47,408
City of Spanish Fork City
Sewer, Series 2024A,
Revenue,
5.00%, 9/1/2027 40,000 41,132
City of St. George
Wastewater Treatment,
Series 2020, Revenue,
5.00%, 4/1/2029 35,000 37,165
Granite School Disctrict
Board of Education Utah
School Bond Guaranty
Act, Series 2020, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/1/2029 25,000 26,735
Kearns Improvement District
Series 2021, Revenue,
Refunding,
5.00%, 5/1/2027 55,000 56,095
Timpanogos Special Service
District Series 2024,
Revenue,
5.00%, 6/1/2028 25,000 26,187
5.00%, 6/1/2027 25,000 25,550
Utah Water Finance Agency
Loan Financing Program,
Series 2019A, Revenue,
Refunding,
5.00%, 3/1/2029 25,000 26,573
Washington County
School District Board of
Education Series 2019,
G.O. Unlimited, School
Bond Guaranty,
5.00%, 3/1/2027 30,000 30,499
430,470
Vermont - 0 .5%
Vermont Municipal Bond
Bank Series 2, Revenue,
Refunding,
5.00%, 12/1/2026 30,000 30,306

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Vermont - 0.5% continued
Vermont Municipal Bond
Bank Series 2024-2,
Revenue,
5.00%, 12/1/2030 $ 10,000 $ 10,996
41,302
Washington - 9 .7%
Benton County School
District No. 400 Richland,
Series 2023, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2026 35,000 35,339
Chelan County Public
Utility District No. 1
Series 2020B, Revenue,
Refunding,
5.00%, 7/1/2027 75,000 76,865
City of Camas Water & Sewer,
Series 2025, Revenue,
Refunding,
5.00%, 12/1/2026 55,000 55,489
City of Seattle General
Improvement, Series
2025, G.O. Limited,
Refunding,
5.00%, 6/1/2029 60,000 64,217
City of Seattle Municipal
Light & Power, Series
2020A, Revenue,
5.00%, 7/1/2027 95,000 97,466
City of Seattle Drainage &
Wastewater, Series 2021,
Revenue,
5.00%, 9/1/2030 10,000 10,942
City of Seattle Water System,
Series 2022, Revenue,
5.00%, 9/1/2030 15,000 16,431
City of Seattle Drainage &
Wastewater, Series 2022,
Revenue, Refunding,
4.00%, 9/1/2030 45,000 47,418
City of Seattle Water System,
Series 2025, Revenue,
5.00%, 5/1/2030 10,000 10,889
City of Wenatchee Water
& Sewer, Series 2018,
Revenue, Refunding,
5.00%, 12/1/2027 25,000 25,803
Clark County Public Utility
District No. 1 Electric,
Series 2022, Revenue,
5.00%, 1/1/2030 10,000 10,779
Clark County Public Utility
District No. 1 Water,
Series 2023, Revenue,
5.00%, 1/1/2030 10,000 10,799
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Washington - 9.7% continued
Clark County Public Utility
District No. 1 Electric,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2030 $ 10,000 $ 10,778
Discovery Clean Water
Alliance Series 2022,
Revenue,
5.00%, 12/1/2030 25,000 27,438
Energy Northwest Columbia
Generating Station
Electric, Series 2023A,
Revenue, Refunding,
4.00%, 7/1/2030 15,000 15,753
Grant County Public Utility
District No. 2 Priest
Rapids Hydroelectric
Project, Series 2023A,
Revenue, Refunding,
5.00%, 1/1/2030 10,000 10,782
King County School District
No. 411 Issaquah, Series
2022, G.O. Unlimited,
School Bond Guaranty,
4.00%, 12/1/2027 30,000 30,617
King County School District
No. 411 Issaquah, Series
2024, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2030 40,000 43,953
Lake Stevens Sewer District
Series 2019, Revenue,
5.00%, 11/1/2026 35,000 35,261
Port of Tacoma Series
2016A, G.O. Limited,
Refunding,
4.00%, 12/1/2026 90,000 90,520
Port of Tacoma Series A,
Revenue,
5.00%, 12/1/2026 25,000 25,254
State of Washington Series
2021F, G.O. Unlimited,
5.00%, 6/1/2028 75,000 78,558
State of Washington Series
2024B, G.O. Unlimited,
5.00%, 6/1/2029 25,000 26,735
State of Washington Series
R-2018D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 30,000 30,816
888,902
Wisconsin - 7 .5%
City of New Berlin Series
2021B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2027 25,000 25,576

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Wisconsin - 7.5% continued
City of Oshkosh Water,
Series 2023C, Revenue,
5.00%, 1/1/2030 $ 10,000 $ 10,726
City of Stevens Point Series
2022A, G.O. Unlimited,
5.00%, 2/1/2030 15,000 16,223
County of Milwaukee Airport,
Series 2019A, Revenue,
Refunding,
5.00%, 12/1/2029 75,000 80,739
County of Racine Series
2025A, G.O. Unlimited,
4.00%, 3/1/2029 110,000 114,098
County of Racine Series
2026A, G.O. Unlimited,
4.00%, 3/1/2029 25,000 25,931
Gateway Technical College
District Series 2023F, G.O.
Unlimited,
5.00%, 4/1/2029 25,000 26,614
Madison Area Technical
College Series 2023-24A,
G.O. Unlimited,
4.00%, 3/1/2029 30,000 31,063
Madison Area Technical
College Series 2023-24D,
G.O. Unlimited,
4.00%, 3/1/2029 25,000 25,885
Milwaukee Metropolitan
Sewerage District Series
2020D, G.O. Unlimited,
Refunding,
4.00%, 10/1/2030 25,000 26,258
Moraine Park Technical
College District Series
2023-24A, G.O. Unlimited,
4.00%, 4/1/2030 10,000 10,486
Moraine Park Technical
College District Series
2023-24B, G.O. Unlimited,
5.00%, 4/1/2030 35,000 38,009
Nicolet Union High School
District Series 2022, G.O.
Unlimited,
5.00%, 3/1/2030 35,000 37,911
Northeast Wisconsin
Technical College District
Series 2025A, G.O.
Unlimited,
4.00%, 4/1/2030 25,000 26,161
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2029 50,000 53,410
State of Wisconsin Series
2021A, Revenue,
5.00%, 6/1/2027 40,000 40,954
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Wisconsin - 7.5% continued
WPPI Energy Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2027 $ 85,000 $ 87,140
677,184
Wyoming - 0 .4%
Sweetwater County 2023
Specific Purpose Tax
Joint Powers Board Series
2023, Revenue,
5.00%, 6/15/2027 35,000 35,777
Total Municipal Bonds
(Cost $8,813,075) 8,833,373
Total Investments - 97.8%
(Cost $8,813,075) 8,833,373
Other assets less liabilities - 2.2% 202,682
NET ASSETS - 100.0% $9,036,055
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
PSF Permanent School Fund
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 26,160
Aggregate gross unrealized depreciation (5,883)
Net unrealized appreciation $ 20,277
Federal income tax cost $ 8,813,096
Security Type % of Net Assets
Municipal Bonds 97 .8%
Others
(1)
2 .2
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 8,833 $ — $ 8,833
Total
Investments $ — $8,833 $ — $8,833
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .3%
Alabama - 0 .9%
Alabama Federal Aid
Highway Finance
Authority Series 2025B,
Revenue, Refunding,
5.00%, 9/1/2033 $ 75,000 $ 85,393
City of Huntsville Series
2023B, G.O. Limited,
5.00%, 3/1/2031 15,000 16,541
City of Tuscaloosa Series
2025B, G.O. Limited,
5.00%, 8/1/2035 20,000 22,932
124,866
Alaska - 0 .7%
Borough of North Slope
Series 2024B, G.O.
Unlimited,
5.00%, 6/30/2028 100,000 104,881
Arizona - 1 .1%
City of Chandler Series 2026,
G.O. Unlimited,
5.00%, 7/1/2034 50,000 57,883
City of Phoenix Civic
Improvement Corp. Series
2024, Revenue,
5.00%, 7/1/2034 65,000 75,046
Northern Arizona University
Series 2025, Revenue,
BAM Insured,
5.00%, 6/1/2035 25,000 28,662
161,591
California - 0 .5%
City of Glendale Electric,
Series 2024-2, Revenue,
5.00%, 2/1/2033 55,000 63,012
Peralta Community College
District Series 2025, G.O.
Unlimited, Refunding,
5.00%, 8/1/2035 10,000 11,921
74,933
Colorado - 0 .5%
Adams & Arapahoe Counties
Joint School District 28J
Aurora, Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.50%, 12/1/2035 15,000 18,071
City & County of Denver
Elevate Denver, Series
2022A, G.O. Unlimited,
5.00%, 8/1/2031 55,000 61,307
79,378
Delaware - 0 .7%
State of Delaware Series
2021, G.O. Unlimited,
Refunding,
5.00%, 2/1/2030 65,000 70,505
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Delaware - 0.7% continued
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2034 $ 25,000 $ 28,885
99,390
District of Columbia - 5 .6%
District of Columbia Series
2023A, G.O. Unlimited,
5.00%, 1/1/2029 145,000 153,729
District of Columbia Series
2023B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 155,000 165,655
District of Columbia Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2034 35,000 40,307
5.00%, 12/1/2035 20,000 23,185
District of Columbia Income
Tax, Series 2019C,
Revenue, Refunding,
5.00%, 10/1/2026 75,000 75,443
District of Columbia
Federal Highway Grant
Anticipation, Series 2020,
Revenue,
5.00%, 12/1/2026 200,000 201,981
District of Columbia Water
& Sewer Authority Public
Utility, Series 2026A,
Revenue, Refunding,
5.00%, 10/1/2034 25,000 28,728
5.00%, 10/1/2035 35,000 40,533
Washington Metropolitan
Area Transit Authority
Series 2023A, Revenue,
5.00%, 7/15/2032 55,000 61,185
790,746
Florida - 12 .3%
Central Florida Expressway
Authority Series 2021,
Revenue, Refunding, AG
Insured,
5.00%, 7/1/2029 190,000 203,331
Central Florida Tourism
Oversight District Series
2024A, G.O. Limited,
5.00%, 6/1/2031 50,000 55,068
City of Cape Coral Series
2024, G.O. Unlimited,
5.00%, 3/1/2033 50,000 56,474
City of Hollywood Water
& Sewer, Series 2020,
Revenue, Refunding,
5.00%, 10/1/2029 80,000 86,030
City of Jacksonville Series
2026, Revenue,
5.00%, 10/1/2035 15,000 17,359

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Florida - 12.3% continued
City of Port St. Lucie Series
2023, G.O. Unlimited,
Refunding,
5.00%, 7/1/2034 $ 35,000 $ 40,161
City of Tallahassee Energy
System, Series 2024,
Revenue, Refunding,
5.00%, 10/1/2030 50,000 54,741
City of Tallahassee
Series 2025, Revenue,
Refunding,
5.00%, 10/1/2030 75,000 82,269
5.00%, 10/1/2030 110,000 120,615
5.00%, 10/1/2035 10,000 11,512
Clay County School Board
Series 2024A, Certificate
of Participation, BAM
Insured,
5.00%, 7/1/2034 30,000 34,034
County of Manatee Series
2022, Revenue,
5.00%, 10/1/2031 15,000 16,708
County of Orange Water
Utility System, Series
2025, Revenue,
5.00%, 10/1/2035 10,000 11,617
County of Palm Beach
Airport System, Series
2024A, Revenue,
5.00%, 10/1/2034 30,000 34,340
County of Seminole Water
& Sewer, Series 2025A,
Revenue, Refunding,
5.00%, 10/1/2035 15,000 17,478
County of St. Johns
Series 2025, Revenue,
Refunding,
5.00%, 10/1/2035 35,000 40,536
Escambia County
School Board Series
2023A, Certificate of
Participation, AG Insured,
5.00%, 2/1/2030 80,000 86,465
Jacksonville Transportation
Authority Series 2024,
Revenue, Refunding,
5.00%, 8/1/2032 60,000 67,069
Manatee County School
District Master Lease
Program, Series
2025A, Certificate of
Participation, AG Insured,
5.00%, 7/1/2035 20,000 22,805
Orange County Convention
Center Series 2025,
Revenue,
5.00%, 10/1/2026 40,000 40,231
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Florida - 12.3% continued
School District of Broward
County Series 2025, G.O.
Unlimited, Refunding, AG
Insured,
5.00%, 7/1/2035 $ 10,000 $ 11,504
State of Florida Department
of Management Services,
Series 2018A, Certificate
of Participation,
Refunding,
5.00%, 11/1/2026 65,000 65,483
State of Florida Department
of Transportation, Series
2021A, G.O. Unlimited,
5.00%, 6/1/2027 85,000 86,995
State of Florida Public
Education Capital Outlay,
Series 2021A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2031 65,000 72,188
State of Florida Public
Education Capital Outlay,
Series 2021B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2031 35,000 38,871
State of Florida Department
of Transportation, Series
2023A, G.O. Unlimited,
5.00%, 6/1/2030 85,000 92,857
State of Florida Public
Education Capital Outlay,
Series 2023A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2034 40,000 46,229
State of Florida Right of Way
Acquisition and Bridge
Construction, Series
2024A, G.O. Unlimited,
5.00%, 7/1/2033 55,000 62,889
State of Florida Department
of Transportation, Series
2025B, G.O. Unlimited,
5.00%, 7/1/2034 25,000 28,899
State of Florida Department
of Transportation, Series
2023, Revenue,
5.00%, 7/1/2029 85,000 90,989
State of Florida Department
of Transportation, Series
2025A, Revenue,
5.00%, 7/1/2035 10,000 11,555
State of Florida Department
of Transportation Turnpike
System, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2034 25,000 28,686
1,735,988

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Georgia - 1 .3%
City of Cartersville Water
& Sewer, Series 2026,
Revenue,
5.00%, 6/1/2035 $ 10,000 $ 11,615
City of Chamblee Series
2025, G.O. Unlimited,
3.50%, 2/1/2028 55,000 55,898
Douglas County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 4/1/2030 55,000 59,726
Polk County School District
Sales Tax, Series 2022,
G.O. Unlimited, State Aid
Withholding,
5.00%, 3/1/2028 60,000 62,489
189,728
Hawaii - 1 .2%
City & County of Honolulu
Wastewater System,
Series 2023, Revenue,
5.00%, 7/1/2033 60,000 68,409
County of Maui Series 2022,
G.O. Unlimited,
5.00%, 3/1/2032 90,000 100,927
169,336
Idaho - 0 .9%
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2025A,
Revenue,
5.00%, 6/1/2033 110,000 125,066
Illinois - 5 .6%
Chicago Midway
International Airport
Series 2025B, Revenue,
Refunding,
5.00%, 1/1/2035 30,000 34,122
Chicago O'Hare International
Airport Series 2025D,
Revenue,
5.00%, 1/1/2035 35,000 40,062
Chicago Transit Authority
Series 2026B, Revenue,
Refunding,
5.00%, 12/1/2035 15,000 17,100
City of Champaign Series
2019, G.O. Unlimited,
5.00%, 12/15/2026 35,000 35,388
City of Chicago Wastewater
Transmission, Series
2024B, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2034 40,000 44,931
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Illinois - 5.6% continued
Cook County Community
Consolidated School
District No. 65 Evanston,
Series 2022, Revenue,
5.00%, 12/1/2026 $ 50,000 $ 50,466
Fox Valley Park District
Series 2025, G.O. Limited,
5.00%, 12/15/2029 95,000 102,272
Illinois State Toll Highway
Authority Series 2019C,
Revenue, Refunding,
5.00%, 1/1/2027 80,000 80,958
Lake County Community
Consolidated School
District No. 34 Antioch,
Series 2025C, G.O.
Unlimited,
5.00%, 1/1/2035 20,000 22,665
Lake County School District
No. 112 North Shore,
Series 2024, G.O.
Unlimited,
5.00%, 12/1/2033 60,000 67,814
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007B, G.O. Unlimited,
Refunding,
5.25%, 12/1/2035 20,000 23,522
Sales Tax Securitization
Corp. Series 2020A,
Revenue, BAM Insured,
5.00%, 1/1/2030 90,000 96,412
Village of Glenview Series
2016A, G.O. Unlimited,
5.00%, 12/1/2026 25,000 25,252
Village of Wheeling Series
2021, G.O. Unlimited,
Refunding,
4.00%, 12/1/2026 135,000 135,630
776,594
Indiana - 2 .5%
City of Carmel
Redevelopment Authority
Indiana Ad Valorem
Property Tax Lease Rental,
Series 2024B, Revenue,
5.00%, 1/15/2032 80,000 88,243
County of Putnam Series
2026, G.O. Limited, BAM
Insured,
6.00%, 7/15/2035 35,000 42,434
Greater Clark Building Corp.
First Mortgage, Series
2025C, Revenue, State
Aid Intercept,
5.00%, 1/15/2035 10,000 11,352

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Indiana - 2.5% continued
Indiana Finance Authority
State Revolving Fund,
Series 2018A, Revenue,
5.00%, 2/1/2027 $ 90,000 $ 91,313
Indiana Finance Authority
State Revolving Fund,
Series 2026A, Revenue,
5.00%, 2/1/2035 35,000 40,513
Indiana Municipal Power
Agency Series 2025A,
Revenue, Refunding, AG
Insured,
5.00%, 1/1/2035 15,000 17,144
MSD Warren Township Vision
2005 School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 1/10/2032 60,000 66,623
357,622
Iowa - 1 .3%
City of Bettendorf Series
2020C, G.O. Unlimited,
4.00%, 6/1/2030 50,000 52,592
Davenport Community
School District
Infrastructure Sales
Services & Use Tax Series
2026, Revenue, BAM
Insured,
5.00%, 6/1/2034 65,000 73,826
Waukee Community School
District Series 2019A,
G.O. Unlimited, Refunding,
5.00%, 6/1/2027 60,000 61,366
187,784
Kansas - 1 .9%
City of Gardner Series 2020A,
G.O. Unlimited,
3.50%, 10/1/2027 155,000 156,302
County of Sedgwick Series
2024B, G.O. Unlimited,
5.00%, 8/1/2031 100,000 110,798
267,100
Kentucky - 0 .2%
Kentucky Association of
Counties Series 2025A,
Revenue,
5.00%, 2/1/2035 15,000 16,935
Kentucky State Property &
Building Commission
Project No. 132, Series A,
Revenue,
5.00%, 4/1/2035 10,000 11,448
28,383
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Maine - 0 .6%
City of Lewiston G.O.
Unlimited,
4.00%, 2/15/2028 $ 60,000 $ 61,389
Maine Municipal Bond Bank
Series 2025A, Revenue,
5.00%, 11/1/2035 10,000 11,613
Maine Municipal Bond Bank
Series 2025B, Revenue,
5.00%, 11/1/2035 10,000 11,613
84,615
Maryland - 1 .6%
City of Baltimore Wastewater
Projects, Series 2017B,
Revenue, Refunding,
5.00%, 7/1/2026 130,000 130,000
County of Baltimore Series
2025, G.O. Unlimited,
5.00%, 3/1/2034 45,000 51,740
County of Howard
Consolidated Public
Improvement, Series
2026C, G.O. Unlimited,
Refunding,
5.00%, 2/15/2035 35,000 40,612
222,352
Massachusetts - 0 .6%
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
Refunding,
5.00%, 7/1/2033 55,000 62,637
Massachusetts Health &
Educational Facilities
Authority Amherst College
Issue, Series 2005J1,
Revenue, Refunding,
5.00%, 11/1/2035 20,000 23,570
86,207
Michigan - 4 .6%
Allegan Public School
District Series 2025III,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 20,000 22,879
Ann Arbor School District
Series 2025, G.O.
Unlimited, Refunding,
5.00%, 5/1/2035 10,000 11,515
Chippewa Valley Schools
Series 2025, G.O.
Unlimited, Refunding,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2034 25,000 28,584
County of Oakland Series
2025, G.O. Limited,
5.00%, 1/1/2035 10,000 11,542

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Michigan - 4.6% continued
Dansville Schools Series
2026, G.O. Unlimited,
Refunding, Qualified
School Bond Loan Fund,
5.00%, 5/1/2033 $ 60,000 $ 67,782
Grosse Ile Township School
District Series 2025II,
G.O. Unlimited, Refunding,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2035 10,000 11,440
Inland Lakes Schools Series
2024, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2031 75,000 82,571
Lake City Area Schools
Series 2026, G.O.
Unlimited, Refunding,
BAM Insured,
5.00%, 5/1/2035 30,000 34,120
Linden Community School
District Series 2025III,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 10,000 11,523
Livonia Public Schools
School District, Series
2025III, G.O. Unlimited,
AG Insured,
5.00%, 5/1/2035 10,000 11,440
Michigan State University
Series 2025A, Revenue,
Refunding,
5.00%, 8/15/2035 20,000 23,183
Redford Union School District
No. 1 Series 2023II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2031 55,000 60,552
Saline Area Schools Series II,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 20,000 22,846
State of Michigan Trunk Line,
Series 2023, Revenue,
5.00%, 11/15/2033 70,000 80,127
Three Rivers Community
Schools Series 2023II,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2032 70,000 77,999
Wayne State University
Series 2023A, Revenue,
Refunding, BAM Insured,
5.00%, 11/15/2033 55,000 62,455
620,558
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Missouri - 1 .1%
City of Independence Series
2025, G.O. Unlimited, AG
Insured,
5.00%, 3/1/2034 $ 30,000 $ 34,154
City of Kansas City Water,
Series 2023A, Revenue,
5.00%, 12/1/2033 5,000 5,700
Missouri Joint Municipal
Electric Utility
Commission Series 2022,
Revenue,
5.00%, 12/1/2032 85,000 95,177
Warsaw Reorganized School
District No. R-IX Series
2025, G.O. Unlimited,
State Aid Direct Deposit,
5.00%, 3/1/2034 25,000 28,388
163,419
Nebraska - 1 .1%
City of Omaha Series 2022,
G.O. Unlimited,
5.00%, 4/15/2031 90,000 99,435
Douglas County School
District No. 17 Millard
Public Schools, Series
2024, G.O. Unlimited,
Refunding,
5.00%, 6/15/2034 40,000 45,386
Omaha Public Power District
Electric, Series 2025A,
Revenue,
5.00%, 2/1/2035 15,000 17,285
162,106
Nevada - 3 .6%
Clark County School District
Building, Series 2019A,
G.O. Limited, AG Insured,
5.00%, 6/15/2027 115,000 117,773
County of Clark Highway
Improvement, Series
2021, Revenue,
5.00%, 7/1/2031 15,000 16,572
County of Clark Highway
Improvement, Series
2025, Revenue,
Refunding,
5.00%, 7/1/2035 20,000 23,028
County of Douglas Series
2025B, G.O. Limited,
5.00%, 3/1/2035 15,000 17,240
Las Vegas Convention &
Visitors Authority Series
2023A, Revenue,
5.00%, 7/1/2031 15,000 16,528
Las Vegas Convention &
Visitors Authority Series
2026B, Revenue,
5.00%, 7/1/2035 10,000 11,446

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Nevada - 3.6% continued
Las Vegas Valley Water
District Series 2021A,
G.O. Limited, Refunding,
5.00%, 6/1/2029 $ 150,000 $ 160,455
Las Vegas Valley Water
District Series 2021C,
G.O. Limited, Refunding,
5.00%, 6/1/2030 85,000 92,698
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2033 55,000 62,470
518,210
New Hampshire - 0 .9%
New Hampshire Municipal
Bond Bank Series 2022B,
Revenue, State Aid
Intercept,
5.00%, 2/15/2031 20,000 21,993
New Hampshire Municipal
Bond Bank Series 2026A,
Revenue,
5.00%, 2/15/2032 95,000 105,976
127,969
New Jersey - 0 .5%
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022BB, Revenue,
5.00%, 6/15/2031 60,000 66,034
New Mexico - 2 .5%
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2022A, Revenue,
5.00%, 6/1/2031 70,000 77,441
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2023B, Revenue,
5.00%, 6/1/2027 150,000 153,425
New Mexico Finance
Authority State
Transportation
Commission, Series
2024A, Revenue,
Refunding,
5.00%, 6/15/2027 115,000 117,750
348,616
New York - 0 .8%
County of Dutchess Series
2024A, G.O. Limited,
4.00%, 4/1/2030 110,000 116,669
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
North Carolina - 0 .4%
County of Cabarrus
Development Corp. Ltd.,
Series 2024A, Revenue,
Refunding,
5.00%, 8/1/2034 $ 25,000 $ 28,725
County of Union Public
Improvement, Series
2025B, G.O. Unlimited,
5.00%, 9/1/2035 20,000 23,359
52,084
Ohio - 1 .4%
State of Ohio Conservation
Projects, Series 2022A,
G.O. Unlimited, Refunding,
4.00%, 9/1/2026 60,000 60,137
State of Ohio Infrastructure
Improvement, Series
2025A, G.O. Unlimited,
5.00%, 3/1/2035 15,000 17,360
State of Ohio Parks &
Recreation Improvement
Fund Projects, Series
2020A, Revenue,
Refunding,
5.00%, 12/1/2029 100,000 107,982
State of Ohio Administrative
Building Fund Project,
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2035 15,000 17,297
202,776
Oklahoma - 1 .1%
Oklahoma Capitol
Improvement Authority
Capitol Repair Project,
Series 2019C, Revenue,
5.00%, 1/1/2028 95,000 98,568
Oklahoma City Water Utilities
Trust Series 2025,
Revenue,
5.00%, 7/1/2034 45,000 51,875
150,443
Pennsylvania - 0 .2%
Philadelphia Authority for
Industrial Development
Rebuild Project, Series
2025A, Revenue,
5.00%, 12/1/2035 20,000 22,888
Rhode Island - 0 .7%
Rhode Island Health and
Educational Building Corp.
Providence College Issue,
Series 2023, Revenue,
5.00%, 11/1/2026 90,000 90,612

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Rhode Island - 0.7% continued
Rhode Island Health and
Educational Building Corp.
City of East Providence,
Series 2025F, Revenue,
BAM Insured,
5.00%, 5/15/2035 $ 10,000 $ 11,334
101,946
South Carolina - 1 .8%
City of North Charleston
Ingleside Community
Redevelopment Project
Area, Series 2024, Tax
Allocation,
5.00%, 10/1/2026 35,000 35,195
County of Charleston Capital
Improvement, Series
2021B, G.O. Unlimited,
5.00%, 11/1/2031 55,000 61,511
County of Horry Series
2021B, G.O. Unlimited,
State Aid Withholding,
4.00%, 3/1/2027 50,000 50,498
Grand Strand Water & Sewer
Authority Series 2026,
Revenue,
5.00%, 6/1/2035 35,000 40,710
Richland County School
District No. 2 Series
2020A, G.O. Unlimited,
State School District
Credit Enhancement
Program,
5.00%, 3/1/2029 60,000 63,850
251,764
Tennessee - 2 .0%
City of Memphis General
Improvement, Series
2020A, G.O. Unlimited,
5.00%, 12/1/2026 85,000 85,806
City of Memphis Series 2021,
G.O. Unlimited,
5.00%, 5/1/2031 25,000 27,605
City of Memphis Memphis
Light Gas & Water
Division Gas, Series 2017,
Revenue,
5.00%, 12/1/2026 30,000 30,296
City of Memphis Sanitary
Sewerage System, Series
2025, Revenue, AG
Insured,
5.00%, 6/1/2032 60,000 67,171
Eastside Utility District
of Hamilton & Bradley
Counties Series 2024,
Revenue,
5.00%, 5/1/2031 15,000 16,571
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Tennessee - 2.0% continued
Metropolitan Government
of Nashville & Davidson
County Series 2026A,
G.O. Unlimited,
5.00%, 1/1/2031 $ 15,000 $ 16,496
5.00%, 1/1/2035 30,000 34,572
278,517
Texas - 12 .4%
Bishop Consolidated
Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2035 15,000 17,155
Bridge City Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
6.00%, 2/15/2034 25,000 30,170
Centerville Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2032 60,000 67,179
City of Abilene Series 2025,
G.O. Limited, Refunding,
5.00%, 2/15/2035 10,000 11,453
City of Amarillo Waterworks
& Sewer System, Series
2026, Revenue,
5.00%, 4/1/2035 35,000 39,724
City of Austin Series 2024,
G.O. Limited,
5.00%, 9/1/2031 50,000 55,244
City of Brownsville Series
2023, G.O. Limited,
5.00%, 2/15/2032 75,000 82,960
City of Brownsville Series
2025, G.O. Limited,
5.00%, 2/15/2035 10,000 11,347
City of Laredo Series 2023,
G.O. Limited,
5.00%, 2/15/2033 75,000 83,995
City of Laredo Series 2025,
G.O. Limited,
5.00%, 2/15/2035 15,000 17,070
City of Lubbock Series 2025,
G.O. Limited,
5.00%, 2/15/2035 25,000 28,389
City of Lubbock Water &
Wastewater System,
Series 2021, Revenue,
5.00%, 2/15/2031 10,000 10,964
City of Mansfield Series
2024, G.O. Limited,
5.00%, 2/15/2033 85,000 95,575

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Texas - 12.4% continued
City of Pasadena Series
2024, G.O. Limited,
Refunding,
5.00%, 2/15/2032 $ 70,000 $ 77,735
City of Rowlett Series 2024,
G.O. Limited, Refunding,
5.00%, 2/15/2033 45,000 50,311
City of Sachse Series 2024,
G.O. Limited,
5.00%, 2/15/2032 60,000 66,565
City of Waco Series 2025,
G.O. Limited,
5.00%, 2/1/2035 20,000 22,835
City of Whitehouse Series
2025, G.O. Limited,
5.00%, 2/15/2035 25,000 28,188
Comanche Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2034 50,000 56,913
County of Bell Series 2026,
G.O. Limited,
5.00%, 2/15/2035 30,000 34,285
County of Martin Series
2022, G.O. Limited,
5.00%, 2/15/2028 55,000 57,255
County of Travis Permanent
Improvement, Series
2025, G.O. Limited,
5.00%, 3/1/2035 10,000 11,473
Dallas Fort Worth
International Airport
Series 2023B, Revenue,
Refunding,
5.00%, 11/1/2028 125,000 131,853
Dallas Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2033 55,000 62,024
El Paso Independent School
District Series 2020, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2029 95,000 101,647
Graford Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2034 50,000 56,950
Grapevine-Colleyville
Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2028 80,000 84,253
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Texas - 12.4% continued
Lewisville Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2028 $ 80,000 $ 84,100
Longview Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2035 10,000 11,448
McGregor Independent
School District School
Building, Series 2024,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2034 45,000 51,222
Montgomery Independent
School District Series
2015A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2027 50,000 50,776
Permanent University Fund
- University of Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2035 15,000 17,322
Temple Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/1/2034 30,000 34,180
Town of Prosper Series 2023,
G.O. Limited,
5.00%, 2/15/2031 10,000 10,954
Trinity River Authority Tarrant
County Water Project,
Series 2023, Revenue,
5.00%, 2/1/2033 65,000 72,649
Wichita Falls Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/1/2035 10,000 11,461
1,737,624
Utah - 2 .0%
City of Salt Lake City Public
Utilities, Series 2025,
Revenue,
5.00%, 2/1/2032 70,000 78,520
City of Salt Lake City Public
Utilities, Series 2025C,
Revenue,
5.00%, 2/1/2035 20,000 23,218
Heber Light & Power Co.
Series 2026, Revenue,
BAM Insured,
5.00%, 12/15/2035 10,000 11,500

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Utah - 2.0% continued
Summit County Resort
Communities Series 2026,
Revenue,
5.00%, 12/15/2034 $ 30,000 $ 34,398
Timpanogos Special Service
District Series 2024,
Revenue,
5.00%, 6/1/2031 55,000 60,793
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue, Refunding,
5.00%, 6/1/2032 75,000 83,539
291,968
Washington - 9 .6%
City of Bothell Series 2024C,
G.O. Limited, Refunding,
5.00%, 12/1/2034 40,000 46,042
City of Everett Series 2025B,
G.O. Limited,
5.00%, 6/1/2034 25,000 28,629
City of Kennewick Water
& Sewer, Series 2019,
Revenue,
4.00%, 12/1/2026 25,000 25,129
City of Kent Series 2026,
G.O. Limited,
5.00%, 12/1/2034 35,000 40,400
City of Pasco Water & Sewer,
Series 2023A, Revenue,
AG Insured,
5.00%, 12/1/2026 30,000 30,284
City of Richland Electric,
Series 2026, Revenue,
Refunding, BAM Insured,
5.00%, 11/1/2032 80,000 89,751
County of Kitsap Series
2022B, G.O. Limited,
5.00%, 12/1/2027 80,000 82,853
King County School District
No. 405 Bellevue, Series
2021B, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 140,000 148,087
King County School District
No. 410 Snoqualmie
Valley, Series 2025, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2032 55,000 62,321
5.00%, 12/1/2034 40,000 46,268
Port of Tacoma Series A,
Revenue,
5.00%, 12/1/2026 45,000 45,456
Snohomish County Public
Utility District No. 1 Water
System, Series 2019,
Revenue,
5.00%, 12/1/2029 50,000 53,996
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Washington - 9.6% continued
Snohomish County Public
Utility District No. 1
Electric System, Series
2021A, Revenue,
5.00%, 12/1/2026 $ 70,000 $ 70,666
State of Washington Series
2024A, Certificate of
Participation,
5.00%, 1/1/2031 155,000 170,006
State of Washington Series
2023B, G.O. Unlimited,
5.00%, 2/1/2028 110,000 114,335
State of Washington Series
2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2035 10,000 11,571
State of Washington Series
2026B, G.O. Unlimited,
5.00%, 6/1/2034 40,000 45,837
State of Washington Series
2026C, G.O. Unlimited,
5.00%, 2/1/2035 25,000 28,817
State of Washington Series
R-2022D, G.O. Unlimited,
Refunding,
4.00%, 7/1/2027 110,000 111,687
Tacoma Metropolitan Park
District Series 2019, G.O.
Unlimited, Refunding,
4.00%, 12/1/2026 55,000 55,295
University of Washington
Series 2024A, Revenue,
5.00%, 4/1/2034 40,000 45,764
Washington State University
Series 2025, Revenue,
Refunding,
5.00%, 4/1/2035 15,000 17,152
1,370,346
Wisconsin - 11 .6%
Central Brown County Water
Authority Water System,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2035 40,000 45,721
Chippewa Valley Technical
College District Series
2021A, G.O. Unlimited,
4.00%, 4/1/2028 85,000 87,337
Chippewa Valley Technical
College District Series
2026B, G.O. Unlimited,
4.00%, 4/1/2030 50,000 52,176
Chippewa Valley Technical
College District Series
2026D, G.O. Unlimited,
4.00%, 4/1/2033 90,000 95,979
City of Kenosha Series
2024A, G.O. Unlimited,
4.00%, 9/1/2032 15,000 15,873

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Wisconsin - 11.6% continued
City of Stoughton Sewerage
System, Series 2025A,
Revenue,
6.00%, 5/1/2034 $ 25,000 $ 30,051
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2030 110,000 118,678
County of Racine Series
2023A, G.O. Unlimited,
5.25%, 3/1/2031 15,000 16,650
County of Racine Series
2024A, G.O. Unlimited,
4.00%, 3/1/2030 150,000 157,265
4.00%, 3/1/2028 100,000 102,573
County of Racine Series
2025A, G.O. Unlimited,
4.00%, 3/1/2030 115,000 120,570
County of Racine Series
2025B, G.O. Unlimited,
4.00%, 3/1/2034 55,000 58,566
Green Bay Area Public School
District G.O. Unlimited,
5.00%, 4/1/2032 15,000 16,797
Madison Area Technical
College Series 2023-24,
G.O. Unlimited,
5.00%, 3/1/2032 50,000 56,121
Madison Area Technical
College Series 2023-24C,
G.O. Unlimited,
5.00%, 3/1/2031 10,000 11,051
Milwaukee Area Technical
College District Series
2023-24C, G.O. Unlimited,
6.00%, 6/1/2028 85,000 90,619
Neenah Joint School District
G.O. Unlimited,
5.00%, 3/1/2027 140,000 142,304
Somerset School District
Series 2019, G.O.
Unlimited,
4.00%, 4/1/2028 50,000 51,210
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2029 75,000 80,116
State of Wisconsin Series
2023B, G.O. Unlimited,
5.00%, 5/1/2031 80,000 88,457
State of Wisconsin Series
2026-1, G.O. Unlimited,
5.00%, 5/1/2035 10,000 11,599
Village of Cottage Grove
Series 2026A, G.O.
Unlimited,
5.00%, 4/1/2033 100,000 112,601
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.3% continued
Wisconsin - 11.6% continued
Village of Pleasant Prairie
Series 2025B, G.O.
Unlimited,
4.00%, 8/1/2034 $ 25,000 $ 26,642
Whitnall School District
Series 2024, G.O.
Unlimited,
5.00%, 3/1/2031 50,000 54,978
1,643,934
Total Municipal Bonds
(Cost $13,936,846) 13,894,431
Total Investments - 98.3%
(Cost $13,936,846) 13,894,431
Other assets less liabilities - 1.7% 243,534
NET ASSETS - 100.0% $14,137,965
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
PSF Permanent School Fund
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 39,722
Aggregate gross unrealized depreciation (82,137)
Net unrealized depreciation $ (42,415)
Federal income tax cost $ 13,936,846
Security Type % of Net Assets
Municipal Bonds 98 .3%
Others
(1)
1 .7
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 13,894 $ — $ 13,894
Total
Investments $ — $13,894 $ — $13,894
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97 .4%
Alabama - 1 .4%
Auburn University Series
2025A, Revenue,
5.00%, 6/1/2045 $ 10,000 $ 10,856
Madison County Board of
Education Capital Outlay,
Series 2025A, Revenue,
5.00%, 9/1/2037 95,000 106,631
117,487
Arizona - 1 .3%
Arizona Board of Regents
University of Arizona
SPEED, Series 2024,
Revenue, Refunding, BAM
Insured,
5.00%, 8/1/2044 25,000 27,237
City of Buckeye Series 2025,
G.O. Unlimited,
5.00%, 7/1/2045 10,000 10,839
City of Lake Havasu City
Wastewater System,
Series 2025, G.O.
Unlimited, Refunding,
5.00%, 7/1/2041 45,000 50,279
City of Mesa Series 2025,
G.O. Unlimited,
5.00%, 7/1/2040 10,000 11,145
5.00%, 7/1/2045 10,000 10,807
110,307
California - 3 .2%
Los Angeles Department
of Water & Power Power
System, Series 2021C,
Revenue,
5.00%, 7/1/2028 250,000 261,319
District of Columbia - 1 .5%
District of Columbia Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2027 85,000 86,998
5.00%, 6/1/2039 35,000 39,431
126,429
Florida - 7 .3%
Central Florida Tourism
Oversight District Series
2024A, G.O. Limited,
5.00%, 6/1/2033 135,000 152,566
City of Jacksonville Series
2025, Revenue,
5.00%, 10/1/2045 10,000 10,792
County of Sarasota Capital
Improvement, Series
2025A, Revenue,
5.00%, 10/1/2044 25,000 27,132
5.00%, 10/1/2045 15,000 16,143
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
Florida - 7.3% continued
Florida Atlantic University
Finance Corp. Student
Housing Project, Series
2024, Revenue,
5.00%, 7/1/2042 $ 50,000 $ 54,253
JEA Electric System Series
2024A, Revenue,
Refunding,
5.00%, 10/1/2035 60,000 69,328
JEA Electric System Series
2024A, Revenue,
Refunding, AG Insured,
5.00%, 10/1/2038 25,000 27,973
JEA Water & Sewer System
Series 2025A, Revenue,
Refunding,
5.00%, 10/1/2045 15,000 16,339
Orlando Utilities Commission
Utility System, Series
2025A, Revenue,
5.00%, 10/1/2045 20,000 21,611
State of Florida Public
Education Capital Outlay,
Series 2020B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2030 90,000 98,319
State of Florida Public
Education Capital Outlay,
Series 2023A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2031 20,000 22,212
State of Florida Department
of Transportation Turnpike
System, Series 2023A,
Revenue, Refunding,
5.00%, 7/1/2026 75,000 75,000
591,668
Hawaii - 1 .2%
State of Hawaii Series FE,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 95,000 95,560
Idaho - 0 .1%
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2025A,
Revenue,
5.00%, 8/15/2045 10,000 10,904
Illinois - 7 .9%
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2045 15,000 16,054

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
Illinois - 7.9% continued
City of Chicago Wastewater
Transmission, Series
2024A, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2042 $ 30,000 $ 32,257
Cook Kane Lake & McHenry
Counties Community
College District No. 512
William Rainey Harper,
Series 2017B, G.O.
Unlimited,
5.00%, 12/1/2026 115,000 115,975
DuPage County High School
District No. 87 Glenbard,
Series 2025, G.O.
Unlimited,
5.00%, 1/1/2039 25,000 27,677
Illinois State Toll Highway
Authority Series 2019C,
Revenue, Refunding,
5.00%, 1/1/2027 85,000 86,017
Lake County Forest Preserve
District Series 2019, G.O.
Unlimited, Refunding,
5.00%, 12/15/2027 5,000 5,175
Lake County Township High
School District No. 113
Highland Park, Series
2025, G.O. Unlimited,
5.00%, 1/1/2034 55,000 62,488
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007B, G.O. Unlimited,
Refunding,
5.25%, 12/1/2035 120,000 141,134
Regional Transportation
Authority Series 2025A,
Revenue,
5.00%, 6/1/2042 25,000 27,312
5.00%, 6/1/2044 15,000 16,197
Sales Tax Securitization
Corp. Series 2018C,
Revenue, Refunding,
5.00%, 1/1/2029 30,000 31,636
State of Illinois Sales Tax,
Series 2025C, Revenue,
5.00%, 6/15/2042 50,000 54,112
5.00%, 6/15/2043 30,000 32,348
648,382
Indiana - 1 .4%
Greater Martinsville School
Building Corp. First
Mortgage, Series 2024,
Revenue, State Aid
Intercept,
5.00%, 1/15/2038 65,000 72,519
5.00%, 1/15/2044 25,000 26,776
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
Indiana - 1.4% continued
MSD Warren Township Vision
2005 School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 1/10/2033 $ 5,000 $ 5,622
Wawasee High School
Building Corp. First
Mortgage, Series 2024,
Revenue, State Aid
Intercept,
5.00%, 1/15/2034 10,000 11,230
116,147
Iowa - 3 .2%
Iowa Finance Authority State
Revolving Fund, Series
2025A, Revenue,
5.00%, 8/1/2036 75,000 85,895
5.00%, 8/1/2039 60,000 67,435
5.00%, 8/1/2040 65,000 72,704
5.00%, 8/1/2042 30,000 33,226
259,260
Kansas - 2 .5%
City of Manhattan Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2034 185,000 209,388
Kentucky - 2 .2%
Kentucky State Property &
Building Commission
Project No. 119, Revenue,
5.00%, 5/1/2027 105,000 107,169
Kentucky State Property &
Building Commission
Project No. 132, Series
2025A, Revenue,
5.00%, 4/1/2043 35,000 38,428
5.00%, 4/1/2044 30,000 32,724
178,321
Maryland - 2 .6%
County of Anne Arundel
Water and Sewer, Series
2025, G.O. Limited,
Refunding,
5.00%, 4/1/2031 50,000 55,286
County of Baltimore Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/1/2032 140,000 156,802
212,088
Massachusetts - 2 .8%
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
5.00%, 4/1/2039 55,000 62,187

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
Massachusetts - 2.8% continued
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
Refunding,
5.00%, 7/1/2033 $ 85,000 $ 96,803
Massachusetts Development
Finance Agency Harvard
University Issue, Series
2025A2, Revenue,
Mandatory Put,
5.00%, 5/15/2055
(a)(b)
60,000 69,855
228,845
Michigan - 6 .7%
Crestwood School District
Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 15,000 16,202
Ferndale Public Schools
Series 2025, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2041 35,000 38,731
Ferris State University
Series 2025A, Revenue,
Refunding, AG Insured,
5.00%, 10/1/2037 135,000 152,602
Gobles Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2044 25,000 27,189
Howell Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2045 15,000 16,144
L'Anse Creuse Public
Schools Series 2025I,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 45,000 49,304
Lansing School District
Series 2025II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 15,000 16,167
Michigan State University
Series 2025A, Revenue,
Refunding,
5.00%, 8/15/2035 10,000 11,591
Romeo Community School
District Series 2025,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 30,000 32,893
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
Michigan - 6.7% continued
Utica Community Schools
Series 2024, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2034 $ 50,000 $ 57,018
Warren Consolidated
Schools Series 2025,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2041 55,000 60,864
Watervliet Public Schools
Series 2025, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 15,000 16,167
Wyandotte City School
District Series 2025, G.O.
Unlimited, Refunding,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2041 55,000 60,864
555,736
Minnesota - 2 .4%
Minneapolis Special School
District No. 1 Credit
Enhancement Program,
Series 2018B, G.O.
Unlimited, School District
Credit Enhancement
Program,
5.00%, 2/1/2027 85,000 86,222
St. Paul Independent School
District No. 625 Series
2024B, G.O. Unlimited,
School District Credit
Enhancement Program,
5.00%, 2/1/2031 100,000 109,909
196,131
Missouri - 1 .4%
Marion & Ralls Counties
School District No. 60
Hannibal, Series 2025A,
G.O. Unlimited, Refunding,
State Aid Direct Deposit,
5.88%, 3/1/2038 25,000 29,966
Missouri Joint Municipal
Electric Utility
Commission Iatan 2
Project, Series 2025,
Revenue, Refunding,
5.00%, 1/1/2038 75,000 83,877
113,843
Nevada - 1 .7%
County of Clark Highway
Improvement, Series
2025, Revenue,
Refunding,
5.00%, 7/1/2035 55,000 63,327

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
Nevada - 1.7% continued
State of Nevada Series
2025A, G.O. Limited,
Refunding,
5.00%, 10/1/2026 $ 75,000 $ 75,459
138,786
New Jersey - 3 .3%
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022BB, Revenue,
5.00%, 6/15/2031 195,000 214,611
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2024CC, Revenue,
5.00%, 6/15/2042 50,000 54,576
269,187
New York - 9 .4%
City of New York Series
2024C, G.O. Unlimited,
5.00%, 3/1/2045 10,000 10,669
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2039 70,000 78,042
5.00%, 2/1/2043 35,000 38,203
City of New York Series
2026A1, G.O. Unlimited,
5.00%, 8/1/2040 100,000 111,224
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.00%, 5/1/2045 10,000 10,746
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025F1, Revenue,
Refunding,
5.00%, 11/1/2040 45,000 49,729
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2042 30,000 33,018
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026A1, Revenue,
5.00%, 5/1/2045 10,000 10,865
New York State Dormitory
Authority Sales Tax,
Series 2024A, Revenue,
5.00%, 3/15/2045 15,000 16,183
New York State Dormitory
Authority Sales Tax,
Series 2024B, Revenue,
5.00%, 3/15/2045 10,000 10,829
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
New York - 9.4% continued
New York State Dormitory
Authority Dormitory
Facilities, Series 2025A,
Revenue,
5.00%, 7/1/2045 $ 10,000 $ 10,777
New York State Dormitory
Authority Personal Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 3/15/2043 35,000 38,554
5.00%, 3/15/2045 10,000 10,814
5.00%, 7/1/2045 10,000 10,927
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2025A,
Revenue,
5.00%, 12/1/2043 30,000 33,103
5.00%, 12/1/2045 10,000 10,808
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2025A1, Revenue,
5.00%, 11/15/2045 15,000 16,290
Utility Debt Securitization
Authority Series 2022TE1,
Revenue, Refunding,
5.00%, 12/15/2029 250,000 271,088
771,869
North Carolina - 3 .0%
County of Wake Series
2024B, G.O. Unlimited,
Refunding,
5.00%, 9/1/2032 220,000 248,809
Ohio - 0 .9%
American Municipal
Power, Inc. Combined
Hydroelectric Project,
Series 2024A, Revenue,
Refunding,
5.00%, 2/15/2044 25,000 26,717
Hilliard School District Series
2025, G.O. Unlimited,
5.00%, 12/1/2038 25,000 28,257
State of Ohio Mental Health
Facilities Improvement,
Series 2021A, Revenue,
5.00%, 2/1/2030 25,000 27,055
82,029
Oklahoma - 1 .0%
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.00%, 7/1/2041 50,000 55,608

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
Oklahoma - 1.0% continued
Oklahoma Turnpike Authority
Turnpike System, Series
2025A, Revenue,
5.00%, 1/1/2044 $ 25,000 $ 27,236
82,844
Oregon - 0 .1%
Oregon City School District
No. 62 Series 2025B, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2045 10,000 10,899
Pennsylvania - 1 .1%
Lehigh County General
Purpose Authority Project,
Series 2017, Revenue,
County Guaranty,
5.00%, 12/15/2026 5,000 5,055
Pennsylvania Turnpike
Commission Turnpike,
Series 2024, Revenue,
Refunding,
5.00%, 12/1/2044 25,000 27,248
Pennsylvania Turnpike
Commission Turnpike,
Series 2024C, Revenue,
5.00%, 12/1/2045 15,000 16,183
Pennsylvania Turnpike
Commission Turnpike,
Series 2025A, Revenue,
5.00%, 12/1/2041 35,000 38,812
87,298
South Carolina - 1 .0%
City of Charleston Series
2025B, G.O. Unlimited,
State Aid Withholding,
5.00%, 9/1/2034 65,000 75,356
South Carolina
Transportation
Infrastructure Bank
Series 2021A, Revenue,
Refunding,
4.00%, 10/1/2028 5,000 5,157
80,513
Tennessee - 0 .1%
City of Memphis Gas & Water
Division Electric System,
Series 2020A, Revenue,
5.00%, 12/1/2029 10,000 10,782
Texas - 14 .3%
Celina Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 35,000 39,285
City of Grand Prairie Series
2025, G.O. Limited,
5.00%, 2/15/2040 35,000 38,718
5.00%, 2/15/2041 70,000 77,155
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
Texas - 14.3% continued
5.00%, 2/15/2042 $ 50,000 $ 54,944
5.00%, 2/15/2044 25,000 27,278
City of Grand Prairie Water
& Wastewater System,
Series 2025, Revenue,
5.00%, 1/15/2037 50,000 55,837
City of Lubbock Series 2025,
G.O. Limited,
5.00%, 2/15/2043 25,000 27,189
City of San Antonio Electric
& Gas Systems, Series
2024D, Revenue,
Refunding,
5.00%, 2/1/2038 75,000 84,169
5.00%, 2/1/2044 25,000 27,107
City of San Antonio Electric
& Gas Systems, Series
2024E, Revenue,
Refunding,
5.00%, 2/1/2038 5,000 5,611
City of San Antonio Water
System, Series 2025B,
Revenue, Refunding,
5.00%, 5/15/2039 45,000 50,382
County of Ector Series 2024,
G.O. Limited,
5.00%, 2/15/2044 30,000 32,418
Leander Independent School
District Series 2025A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/15/2040 50,000 55,832
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2025,
Revenue, Refunding,
5.00%, 5/15/2044 25,000 26,842
Lubbock-Cooper Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 85,000 95,385
Mansfield Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2036 90,000 102,632
North Texas Tollway
Authority System,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2045 10,000 10,749
Northwest Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2043 40,000 43,947

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
Texas - 14.3% continued
Quitman Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2036 $ 100,000 $ 112,987
Round Rock Independent
School District Series
2025B, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/1/2036 100,000 114,790
5.00%, 8/1/2040 35,000 39,309
5.00%, 8/1/2041 20,000 22,331
Temple Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/1/2038 35,000 39,404
1,184,301
Utah - 1 .2%
Utah Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2033 85,000 97,214
Washington - 7 .0%
City of Tacoma Electric
System, Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2044 15,000 16,274
City of Tacoma Electric
System, Series 2025A,
Revenue,
5.00%, 1/1/2045 10,000 10,848
Clark County Public Utility
District No. 1 Electric,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2045 10,000 10,681
County of King Series 2023A,
G.O. Limited, Refunding,
5.00%, 12/1/2032 5,000 5,656
County of King Series 2025A,
G.O. Limited,
5.00%, 12/1/2042 50,000 55,713
County of King Sewer,
Series 2024B, Revenue,
Refunding,
5.00%, 7/1/2045 10,000 10,838
Energy Northwest Columbia
Generating Station
Electric, Series 2023A,
Revenue, Refunding,
4.00%, 7/1/2030 5,000 5,251
Energy Northwest Columbia
Generating Station
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2043 30,000 33,115
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.4% continued
Washington - 7.0% continued
King County School District
No. 401 Highline, Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2040 $ 25,000 $ 27,957
Pierce County School District
No. 320 Sumner, Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2038 35,000 39,627
Seattle Museum
Development Authority
Series 2024, Revenue,
Refunding,
5.00%, 4/1/2028 110,000 114,797
Snohomish County Public
Utility District No. 1
Electric System, Series
2025A, Revenue,
Refunding,
5.00%, 12/1/2045 15,000 16,368
State of Washington Series
2023B, G.O. Unlimited,
5.00%, 2/1/2033 55,000 62,349
State of Washington Series
2026B, G.O. Unlimited,
5.00%, 6/1/2035 60,000 69,345
University of Washington
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2043 30,000 33,005
5.00%, 4/1/2044 25,000 27,292
University of Washington
Series 2025C, Revenue,
Refunding,
5.00%, 1/1/2039 40,000 45,005
584,121
Wisconsin - 4 .2%
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2030 245,000 264,329
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2029 75,000 80,116
344,445
Total Municipal Bonds
(Cost $7,813,123) 8,024,912
Total Investments - 97.4%
(Cost $7,813,123) 8,024,912
Other assets less liabilities - 2.6% 213,641
NET ASSETS - 100.0% $8,238,553
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of June 30, 2026.
(b) Maturity date represents the puttable date.

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 216,160
Aggregate gross unrealized depreciation (4,371)
Net unrealized appreciation $ 211,789
Federal income tax cost $ 7,813,123
Security Type % of Net Assets
Municipal Bonds 97 .4%
Others
(1)
2 .6
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 8,025 $ — $ 8,025
Total
Investments $ — $8,025 $ — $8,025
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 94 .3%
Alabama - 0 .6%
City of Tuscaloosa Series
2025B, G.O. Limited,
5.25%, 8/1/2055 $ 25,000 $ 26,716
California - 2 .2%
Redding Joint Powers
Financing Authority
Electric System, Series
2025A, Revenue,
5.00%, 6/1/2055 25,000 26,061
San Diego Public Facilities
Financing Authority Water,
Series 2025A, Revenue,
5.00%, 8/1/2045 25,000 27,676
University of California Series
2025CC, Revenue,
5.00%, 5/15/2047 35,000 37,963
91,700
Colorado - 0 .7%
City of Colorado Springs
Utilities System, Series
2025A, Revenue,
5.25%, 11/15/2055 25,000 27,046
District of Columbia - 1 .5%
District of Columbia Series
2024A, G.O. Unlimited,
5.00%, 8/1/2046 35,000 37,603
Washington Metropolitan
Area Transit Authority
Series 2025A, Revenue,
5.25%, 7/15/2055 25,000 26,499
64,102
Florida - 8 .3%
County of Miami-Dade Water
& Sewer System, Series
2024A, Revenue,
5.00%, 10/1/2049 5,000 5,231
County of Pasco Capital
Improvement, Series
2025A, Revenue,
5.00%, 10/1/2037 115,000 129,789
5.00%, 10/1/2055 25,000 26,024
Duval County Public Schools
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2029 70,000 74,536
Peace River Manasota
Regional Water Supply
Authority Series 2025A,
Revenue,
5.50%, 10/1/2055 25,000 27,176
State of Florida Right of Way
Acquisition and Bridge
Construction, Series
2025B, G.O. Unlimited,
5.00%, 7/1/2043 25,000 27,896
Investments
Principal
Amount Value
MUNICIPAL BONDS - 94.3% continued
Florida - 8.3% continued
State of Florida Board
of Education Lottery,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2027 $ 50,000 $ 51,268
341,920
Georgia - 2 .4%
Downtown Smyrna
Development Authority
Smyrna Project, Series
2021, Revenue,
5.00%, 2/1/2028 70,000 72,830
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2025A,
Revenue,
5.00%, 7/1/2055 25,000 26,313
99,143
Illinois - 7 .9%
Lake County Community
Consolidated School
District No. 34 Antioch,
Series 2025C, G.O.
Unlimited,
5.00%, 1/1/2036 50,000 56,244
Lake County School District
No. 112 North Shore,
Series 2024, G.O.
Unlimited,
5.00%, 12/1/2033 50,000 56,512
Metropolitan Water
Reclamation District of
Greater Chicago Series
2024A, G.O. Limited,
5.00%, 12/1/2042 30,000 32,947
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2036 55,000 61,419
State of Illinois Sales Tax,
Series 2025B, Revenue,
5.00%, 6/15/2039 85,000 93,186
University of Illinois Auxiliary
Facilities System,
Series 2025A, Revenue,
Refunding,
5.00%, 1/1/2055 25,000 26,062
326,370
Kansas - 1 .9%
City of Manhattan Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2034 70,000 79,228

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 94.3% continued
Maryland - 6 .4%
County of Anne Arundel
Water and Sewer, Series
2025, G.O. Limited,
Refunding,
5.00%, 4/1/2033 $ 45,000 $ 51,205
County of Anne Arundel
Water and Sewer, Series
2025B, G.O. Limited,
Refunding,
5.00%, 10/1/2038 85,000 96,890
County of Baltimore Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/1/2032 60,000 67,201
County of Baltimore Series
2025, G.O. Unlimited,
5.00%, 3/1/2037 5,000 5,744
State of Maryland Series
2025A, G.O. Unlimited,
5.00%, 6/1/2038 35,000 39,842
260,882
Massachusetts - 8 .7%
Commonwealth of
Massachusetts Series
2024B, G.O. Limited,
5.00%, 5/1/2049 15,000 15,853
5.00%, 5/1/2047 50,000 53,289
5.00%, 5/1/2048 10,000 10,605
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
5.00%, 4/1/2055 25,000 26,164
Commonwealth of
Massachusetts Series
2024I, G.O. Unlimited,
5.00%, 12/1/2048 30,000 31,930
Commonwealth of
Massachusetts Series
2025C, G.O. Unlimited,
5.00%, 6/1/2048 30,000 32,048
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2048 30,000 31,866
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2025B,
Revenue,
5.25%, 7/1/2055 25,000 26,805
Massachusetts Development
Finance Agency Harvard
University Issue, Series
2025A2, Revenue,
Mandatory Put,
5.00%, 5/15/2055
(a)(b)
115,000 133,889
362,449
Investments
Principal
Amount Value
MUNICIPAL BONDS - 94.3% continued
Michigan - 3 .9%
Crestwood School District
Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2055 $ 25,000 $ 26,041
Great Lakes Water Authority
Sewage Disposal System,
Series 2025C, Revenue,
5.50%, 7/1/2055 25,000 26,939
L'Anse Creuse Public
Schools Series 2025I,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 45,000 48,502
Redford Union School District
No. 1 Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
6.00%, 11/1/2031 50,000 57,722
159,204
Nebraska - 0 .7%
Omaha Public Power District
Electric, Series 2023B,
Revenue, Refunding,
5.00%, 2/1/2033 25,000 28,254
Nevada - 0 .6%
Las Vegas Valley Water
District Series 2025A,
G.O. Limited,
5.25%, 6/1/2055 25,000 26,715
New Hampshire - 1 .3%
New Hampshire Municipal
Bond Bank Series 2020A,
Revenue,
5.00%, 2/15/2029 50,000 53,070
New Jersey - 0 .7%
New Jersey Turnpike
Authority Series 2025A,
Revenue,
5.25%, 1/1/2055 25,000 26,969
New Mexico - 1 .2%
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2022B, Revenue,
5.00%, 6/1/2027 50,000 51,141
New York - 13 .8%
City of New York Series
2025C1, G.O. Unlimited,
5.25%, 9/1/2050 30,000 31,824
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2044 30,000 32,622
Metropolitan Transportation
Authority Series 2024B1,
Revenue, Refunding,
5.00%, 11/15/2049 35,000 36,795

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 94.3% continued
New York - 13.8% continued
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2025BB, Revenue,
5.25%, 6/15/2050 $ 25,000 $ 26,839
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024F1, Revenue,
5.00%, 2/1/2049 35,000 36,585
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025D, Revenue,
5.00%, 5/1/2050 25,000 26,202
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025F1, Revenue,
Refunding,
5.00%, 11/1/2036 15,000 16,996
5.00%, 11/1/2040 50,000 55,254
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026A1, Revenue,
5.00%, 5/1/2040 70,000 77,921
New York State Dormitory
Authority Personal Income
Tax, Series 2024A,
Revenue, Refunding,
5.25%, 3/15/2049 15,000 16,028
New York State Dormitory
Authority Sales Tax,
Series 2024B, Revenue,
Refunding,
5.00%, 3/15/2047 35,000 37,194
New York State
Environmental Facilities
Corp. Municipal Water
Finance Authority
Projects, Series 2025C,
Revenue, Refunding,
5.00%, 6/15/2055 25,000 26,454
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2039 35,000 39,549
Town of Islip Series 2025,
G.O. Limited, Refunding,
5.00%, 10/15/2026 20,000 20,148
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2025A,
Revenue,
5.00%, 12/1/2043 30,000 33,103
5.00%, 12/1/2045 50,000 54,039
567,553
Investments
Principal
Amount Value
MUNICIPAL BONDS - 94.3% continued
North Carolina - 0 .7%
City of Charlotte Airport,
Series 2025A, Revenue,
Refunding,
5.25%, 7/1/2055 $ 25,000 $ 26,672
City of Salisbury Combined
Enterprise System,
Series 2020, Revenue,
Refunding,
5.00%, 2/1/2027 5,000 5,071
31,743
Oklahoma - 0 .6%
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.25%, 7/1/2055 25,000 26,685
Oregon - 0 .4%
Washington & Multnomah
Counties School District
No. 48J Beaverton, Series
2025B, G.O. Unlimited,
School Bond Guaranty,
5.00%, 6/15/2050 15,000 15,952
Pennsylvania - 2 .4%
Pennsylvania State University
(The) Series 2025A,
Revenue, Refunding,
5.50%, 9/1/2055 25,000 27,302
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-2, Revenue,
Refunding,
5.00%, 12/1/2043 40,000 44,017
Pennsylvania Turnpike
Commission Turnpike,
Series 2025A, Revenue,
5.25%, 12/1/2055 25,000 26,540
97,859
South Carolina - 1 .9%
Corp. ForGreer City
Improvement Projects,
Series 2025, Revenue,
5.00%, 9/1/2055 25,000 25,974
Fort Mill School District No.
4 Series 2017E, G.O.
Unlimited, Refunding,
State School District
Credit Enhancement
Program,
5.00%, 3/1/2028 50,000 52,032
78,006

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 94.3% continued
South Dakota - 0 .6%
South Dakota Conservancy
District State Revolving
Fund, Series 2025A,
Revenue, Refunding,
5.00%, 8/1/2055 $ 25,000 $ 26,353
Texas - 10 .2%
Argyle Independent School
District Series 2025A,
G.O. Unlimited, PSF
Guaranty,
5.25%, 8/15/2055 25,000 26,592
Bellville Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2034 50,000 56,913
City of Lubbock Electric Light
& Power System, Series
2021, Revenue,
5.00%, 4/15/2030 120,000 129,662
County of Harris Toll Road,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 9/15/2041 45,000 50,068
Ferris Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2055 25,000 26,120
Humble Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2044 35,000 38,007
Longview Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2035 5,000 5,724
Rockwall Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2032 60,000 66,942
Roma Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2031 5,000 5,490
Texas Tech University
System Series 2025A,
Revenue, Refunding,
5.00%, 2/15/2050 25,000 26,208
431,726
Utah - 0 .4%
County of Salt Lake Sales
Tax, Series 2020B,
Revenue, Refunding,
5.00%, 2/1/2027 15,000 15,215
Investments
Principal
Amount Value
MUNICIPAL BONDS - 94.3% continued
Virginia - 0 .6%
Virginia Port Authority Series
2025, Revenue,
5.25%, 7/1/2055 $ 25,000 $ 26,532
Washington - 9 .6%
City of Seattle Municipal
Light & Power, Series
2024, Revenue,
Refunding,
5.00%, 10/1/2046 30,000 32,272
Energy Northwest Columbia
Generating Station
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2043 25,000 27,596
King & Snohomish Counties
School District No. 417
Northshore, Series 2024,
G.O. Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2042 25,000 27,605
King County School District
No. 401 Highline, Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2041 75,000 83,604
5.00%, 12/1/2044 55,000 60,308
Pierce County School District
No. 320 Sumner, Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2042 20,000 22,156
Snohomish County School
District No. 15 Edmonds,
Series 2024, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2042 45,000 49,689
State of Washington Series
2024D, G.O. Unlimited,
5.00%, 6/1/2048 20,000 21,187
State of Washington Series
2025A, G.O. Unlimited,
5.00%, 8/1/2046 25,000 26,796
State of Washington Series
2025C, G.O. Unlimited,
5.00%, 2/1/2046 30,000 32,376
State of Washington Series
2025D, G.O. Unlimited,
5.00%, 6/1/2049 15,000 15,962
399,551
Wisconsin - 4 .1%
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2031 65,000 71,138
Fox Valley Technical College
District Series 2022B,
G.O. Unlimited,
4.00%, 12/1/2026 50,000 50,281

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 94.3% continued
Wisconsin - 4.1% continued
Fox Valley Technical College
District Series 2022C,
G.O. Unlimited,
4.00%, 12/1/2026 $ 50,000 $ 50,281
171,700
Total Municipal Bonds
(Cost $3,794,025) 3,913,784
Total Investments - 94.3%
(Cost $3,794,025) 3,913,784
Other assets less liabilities - 5.7% 238,176
NET ASSETS - 100.0% $4,151,960
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of June 30, 2026.
(b) Maturity date represents the puttable date.
Percentages shown are based on Net Assets.
Abbreviations
G.O. General Obligation
PSF Permanent School Fund
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 121,295
Aggregate gross unrealized depreciation (1,536)
Net unrealized appreciation $ 119,759
Federal income tax cost $ 3,794,025
Security Type % of Net Assets
Municipal Bonds 94 .3%
Others
(1)
5 .7
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 3,914 $ — $ 3,914
Total
Investments $ — $3,914 $ — $3,914
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Intermediate Tax-Exempt Bond ETF
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .7%
Alabama - 4 .8%
Alabama Corrections
Institution Finance
Authority Series 2022A,
Revenue,
5.00%, 7/1/2034 $ 160,000 $ 176,714
Alabama Federal Aid
Highway Finance
Authority Series 2025A,
Revenue,
5.00%, 9/1/2033 85,000 96,778
5.00%, 9/1/2035 35,000 40,306
Alabama Highway Authority
Series 2025, Revenue, AG
Insured,
5.00%, 9/1/2033 20,000 22,801
5.00%, 9/1/2027 10,000 10,292
5.00%, 9/1/2034 25,000 28,788
5.00%, 9/1/2035 100,000 116,103
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2029 10,000 10,764
5.00%, 11/1/2034 75,000 81,222
5.00%, 11/1/2035 90,000 97,167
5.00%, 11/1/2039 125,000 133,333
Alabama State Highway
Authority Series 2025,
Revenue, AG Insured,
5.00%, 9/1/2030 10,000 10,933
Auburn University Series
2025B, Revenue,
Refunding,
5.00%, 6/1/2036 40,000 45,839
Auburn University General
Fee Series 2025B,
Revenue, Refunding,
5.00%, 6/1/2038 30,000 33,929
Birmingham City Waterworks
Board Water, Series
2016A, Revenue,
Refunding,
4.00%, 1/1/2038 50,000 50,016
Black Belt Energy Gas
District Project No. 5,
Series 2020A1, Revenue,
Mandatory Put,
4.00%, 10/1/2049
(a)(b)
65,000 65,347
Black Belt Energy Gas
District Gas Project,
Series 2022C1, Revenue,
Mandatory Put,
5.25%, 2/1/2053
(a)(b)
130,000 136,620
Black Belt Energy Gas
District Gas Project,
Series 2022E, Revenue,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
100,000 103,405
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Alabama - 4.8% continued
Black Belt Energy Gas District
Gas Project, Series 2022F,
Revenue, Mandatory Put,
5.50%, 11/1/2053
(a)(b)
$ 40,000 $ 41,856
Black Belt Energy Gas
District Gas Project,
Series 2023A, Revenue,
Mandatory Put,
5.25%, 1/1/2054
(a)(b)
185,000 196,374
Black Belt Energy Gas
District Gas Project,
Series 2023B, Revenue,
Mandatory Put,
5.25%, 12/1/2053
(a)(b)
200,000 214,885
Black Belt Energy Gas
District Gas Project,
Series 2023C, Revenue,
Mandatory Put,
5.50%, 10/1/2054
(a)(b)
120,000 129,452
Black Belt Energy Gas
District Gas Project,
Series 2023D1, Revenue,
Refunding, Mandatory Put,
5.50%, 6/1/2049
(a)(b)
95,000 99,715
Black Belt Energy Gas
District Gas Project,
Series 2024A, Revenue,
Mandatory Put,
5.25%, 5/1/2055
(a)(b)
120,000 124,175
Black Belt Energy Gas
District Gas Project,
Series 2024C, Revenue,
Mandatory Put,
5.00%, 5/1/2055
(a)(b)
205,000 218,203
Black Belt Energy Gas District
Gas Project, Series
2024D, Revenue,
5.00%, 11/1/2030 25,000 26,299
Black Belt Energy Gas
District Gas Project,
Series 2024D, Revenue,
Mandatory Put,
5.00%, 3/1/2055
(a)(b)
195,000 207,868
Black Belt Energy Gas
District Gas Project,
Series 2025D, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2055
(a)(b)
170,000 179,591
Black Belt Energy Gas District
Gas Project, Series
2025E, Revenue,
5.00%, 5/1/2030 100,000 104,743
5.00%, 5/1/2034 70,000 74,252
5.00%, 5/1/2032 35,000 36,959
Black Belt Energy Gas
District Gas Project,
Series 2025E, Revenue,
Mandatory Put,
5.00%, 12/1/2055
(a)(b)
195,000 207,670

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Alabama - 4.8% continued
Black Belt Energy Gas District
Gas Project, Series
2026A, Revenue,
5.00%, 12/1/2034 $ 125,000 $ 132,288
Black Belt Energy Gas District
Gas Project, Series
2026B, Revenue,
5.00%, 12/1/2033 150,000 160,793
5.00%, 12/1/2034 45,000 48,324
Black Belt Energy Gas District
Gas Project, Series
2026C, Revenue,
5.25%, 6/1/2036 100,000 107,754
Black Belt Energy Gas District
Gas Project, Series
2026E, Revenue,
5.00%, 7/1/2031 30,000 31,427
Black Belt Energy Gas District
Gas Project, Series
2026J, Revenue,
5.00%, 11/1/2036 130,000 136,729
City of Mobile Series 2025A,
G.O. Limited,
5.00%, 2/15/2032 45,000 50,172
5.00%, 2/15/2035 90,000 103,666
5.00%, 2/15/2033 50,000 56,469
City of Mobile Series 2025B,
G.O. Limited,
5.00%, 2/15/2031 120,000 131,843
County of Jefferson Series
2017, Revenue,
5.00%, 9/15/2029 80,000 81,226
5.00%, 9/15/2032 45,000 45,633
County of Jefferson Sewer,
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2034 85,000 94,582
Energy Southeast A
Cooperative District
Series 2023A1, Revenue,
Mandatory Put,
5.50%, 11/1/2053
(a)(b)
200,000 215,471
Energy Southeast A
Cooperative District
Series 2023B1, Revenue,
Mandatory Put,
5.75%, 4/1/2054
(a)(b)
220,000 241,898
Energy Southeast A
Cooperative District
Series 2024B, Revenue,
Mandatory Put,
5.25%, 7/1/2054
(a)(b)
155,000 166,894
Lower Alabama Gas District
(The) Gas Project,
Series 2025A, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2033 60,000 62,897
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Alabama - 4.8% continued
Southeast Alabama Gas
Supply District (The)
Project No. 1, Series
2024A, Revenue,
Refunding, Mandatory Put,
5.00%, 8/1/2054
(a)(b)
$ 225,000 $ 239,575
Southeast Alabama Gas
Supply District (The)
Project No. 2, Series
2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 6/1/2049
(a)(b)
160,000 168,697
Southeast Energy Authority
A Cooperative District
Project No. 2, Series
2021B, Revenue,
4.00%, 12/1/2051
(a)(b)
235,000 238,854
Southeast Energy Authority
A Cooperative District
Project No. 3, Series
2022A1, Revenue,
Mandatory Put,
5.50%, 1/1/2053
(a)(b)
100,000 106,491
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2024A, Revenue,
5.00%, 11/1/2035 100,000 104,335
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2024C, Revenue,
Mandatory Put,
5.00%, 10/1/2055
(a)(b)
225,000 238,831
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025A, Revenue,
Mandatory Put,
5.00%, 1/1/2056
(a)(b)
225,000 229,593
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025B, Revenue,
Mandatory Put,
5.25%, 3/1/2055
(a)(b)
105,000 108,770
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025D, Revenue,
5.00%, 9/1/2035 220,000 239,417
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025E, Revenue,
5.00%, 10/1/2030 175,000 186,922

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Alabama - 4.8% continued
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue,
5.25%, 11/1/2030 $ 200,000 $ 212,625
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue, Mandatory Put,
5.25%, 11/1/2055
(a)(b)
230,000 248,862
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025H, Revenue,
5.00%, 11/1/2035 90,000 95,711
University of Alabama (The)
Series 2019A, Revenue,
5.00%, 7/1/2028 50,000 52,462
University of Alabama (The)
Series 2019A, Revenue,
Refunding,
5.00%, 7/1/2029 130,000 139,129
5.00%, 7/1/2032 70,000 74,511
5.00%, 7/1/2027 40,000 41,014
5.00%, 7/1/2031 195,000 207,883
7,924,147
Alaska - 0 .2%
State of Alaska Series 2024A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2029 50,000 53,629
State of Alaska Series 2024B,
G.O. Unlimited, Refunding,
5.00%, 8/1/2028 25,000 26,287
State of Alaska International
Airports System, Series
2025A, Revenue,
Refunding,
5.00%, 10/1/2034 125,000 141,119
State of Alaska International
Airports System, Series
2025B, Revenue,
Refunding,
5.00%, 10/1/2035 40,000 44,942
265,977
Arizona - 1 .0%
Arizona Board of Regents
University of Arizona
System, Series 2024B,
Revenue,
5.00%, 7/1/2037 50,000 56,252
5.00%, 7/1/2038 30,000 33,630
5.00%, 7/1/2039 25,000 27,914
Arizona Board of Regents
University of Arizona
System, Series 2026A,
Revenue,
5.00%, 6/1/2031 50,000 55,242
5.00%, 6/1/2035 15,000 17,311
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Arizona - 1.0% continued
Arizona Board of Regents
University of Arizona
System, Series 2026A,
Revenue, Refunding,
5.00%, 6/1/2036 $ 25,000 $ 29,023
Arizona Department of
Transportation State
Highway Fund Series
2023, Revenue,
Refunding,
5.00%, 7/1/2029 25,000 26,786
5.00%, 7/1/2033 30,000 34,143
Arizona Industrial
Development Authority
Lincoln South Beltway
Project, Series 2020,
Revenue,
5.00%, 11/1/2031 20,000 22,064
City of Chandler Series 2026,
G.O. Unlimited,
5.00%, 7/1/2038 150,000 174,083
City of Mesa Series 2025,
G.O. Unlimited,
5.00%, 7/1/2040 30,000 33,434
City of Phoenix Civic
Improvement Corp.,
Series 2025, Revenue,
5.00%, 7/1/2037 30,000 34,408
City of Phoenix Civic
Improvement Corp.
Airport, Series 2017D,
Revenue, Refunding,
5.00%, 7/1/2026 40,000 40,000
City of Phoenix Civic
Improvement Corp.
Rental Car Facility Charge,
Series 2019A, Revenue,
5.00%, 7/1/2038 25,000 26,139
City of Phoenix Civic
Improvement Corp. Water
System, Series 2021A,
Revenue,
5.00%, 7/1/2034 75,000 82,400
5.00%, 7/1/2037 35,000 38,050
5.00%, 7/1/2038 55,000 59,571
City of Phoenix Civic
Improvement Corp.
Wastewater, Series 2023,
Revenue,
5.00%, 7/1/2029 10,000 10,720
5.00%, 7/1/2035 40,000 45,280
5.00%, 7/1/2040 10,000 11,051
City of Phoenix Civic
Improvement Corp.
Excise Tax, Series 2024,
Revenue,
5.00%, 7/1/2038 165,000 185,832
5.00%, 7/1/2039 70,000 78,367

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Arizona - 1.0% continued
City of Phoenix Civic
Improvement Corp.
Transportation, Series
2025, Revenue,
5.00%, 7/1/2030 $ 45,000 $ 49,098
5.00%, 7/1/2033 95,000 108,315
5.00%, 7/1/2035 55,000 63,938
City of Phoenix Civic
Improvement Corp.
Excise Tax, Series 2025C,
Revenue, Refunding,
5.00%, 7/1/2031 30,000 33,321
City of Tempe Series 2026A,
G.O. Unlimited,
5.00%, 7/1/2040 100,000 114,053
Maricopa County Special
Health Care District
Integrated Health
Serivces, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2032 25,000 26,044
Maricopa County Special
Health Care District Series
2021D, G.O. Unlimited,
5.00%, 7/1/2033 20,000 21,920
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2023A, Revenue,
5.00%, 1/1/2032 85,000 95,045
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2025B, Revenue,
Refunding,
5.00%, 1/1/2033 55,000 62,355
5.00%, 1/1/2034 45,000 51,622
Salt Verde Financial Corp.
Series 2007-1, Revenue,
5.00%, 12/1/2037 175,000 184,245
1,931,656
California - 6 .4%
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023D, Revenue,
Mandatory Put,
5.50%, 5/1/2054
(a)(b)
105,000 109,711
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023E1, Revenue,
Mandatory Put,
5.00%, 2/1/2054
(a)(b)
175,000 185,645
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 6.4% continued
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023G, Revenue,
Mandatory Put,
5.25%, 11/1/2054
(a)(b)
$ 125,000 $ 132,172
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2054
(a)(b)
140,000 148,984
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024B, Revenue,
Mandatory Put,
5.00%, 1/1/2055
(a)(b)
125,000 128,624
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024D, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
170,000 184,047
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024E, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
140,000 149,164
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024F, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
170,000 180,525
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024H, Revenue,
Mandatory Put,
5.00%, 1/1/2056
(a)(b)
220,000 237,439
California Community Choice
Financing Authority
Clean Energy Project,
Series 2025A, Revenue,
Mandatory Put,
5.00%, 1/1/2056
(a)(b)
50,000 51,559
California Community Choice
Financing Authority
Clean Energy Project,
Series 2025B, Revenue,
Mandatory Put,
5.00%, 3/1/2056
(a)(b)
250,000 267,797
California Community Choice
Financing Authority
Clean Energy Project,
Series 2025E, Revenue,
Mandatory Put,
5.00%, 10/1/2056
(a)(b)
75,000 81,132

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 6.4% continued
California Community Choice
Financing Authority Series
2026A1, Revenue,
5.00%, 4/1/2056
(a)(b)
$ 185,000 $ 198,892
California Community Choice
Financing Authority Clean
Energy Project, Series
2026B, Revenue,
5.00%, 3/1/2036 200,000 208,546
California Community Choice
Financing Authority Series
2026E, Revenue,
5.00%, 7/1/2035 45,000 49,533
California Community Choice
Financing Authority Clean
Energy Project, Series
2026F, Revenue,
5.00%, 6/1/2036
(c)
150,000 162,631
California Educational
Facilities Authority
Stanford University,
Series V4, Revenue,
Mandatory Put,
5.00%, 3/1/2055
(a)(b)
70,000 79,159
California State Public Works
Board Various Capital
Projects, Series 2016C,
Revenue, Refunding,
5.00%, 11/1/2029 35,000 35,261
5.00%, 11/1/2034 40,000 40,268
California State Public Works
Board Various Capital
Projects, Series 2021B,
Revenue,
5.00%, 5/1/2032 30,000 33,181
California State Public Works
Board Various Capital
Projects, Series 2023B,
Revenue, Refunding,
5.00%, 12/1/2035 55,000 61,752
California State Public Works
Board May Lee State
Office Complex, Series
2024A, Revenue,
5.00%, 4/1/2039 30,000 33,718
5.00%, 4/1/2037 35,000 39,723
Central Valley Energy
Authority Series 2025,
Revenue, Mandatory Put,
5.00%, 12/1/2055
(a)(b)
180,000 192,754
Central Valley Energy
Authority Series 2026,
Revenue,
5.00%, 8/1/2034 175,000 187,554
City of Los Angeles
Department of Airports,
Series 2021B, Revenue,
Refunding,
5.00%, 5/15/2036 35,000 38,503
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 6.4% continued
City of Los Angeles Solid
Waste Resources, Series
2023A, Revenue,
5.00%, 2/1/2038 $ 75,000 $ 83,713
City of Riverside Electric,
Series 2019A, Revenue,
Refunding,
5.00%, 10/1/2031 65,000 69,326
5.00%, 10/1/2034 20,000 21,250
Contra Costa Transportation
Authority Sales Tax,
Series 2021A, Revenue,
Refunding,
4.00%, 3/1/2032 15,000 16,044
County of San Bernardino
Arrowhead Project, Series
2019A, Certificate of
Participation, Refunding,
5.00%, 10/1/2026 60,000 60,375
County of Santa Clara Series
2017C, G.O. Unlimited,
Refunding,
3.25%, 8/1/2039 20,000 18,919
Kern Community College
District Election of 2016,
Series 2023E, G.O.
Unlimited, Refunding,
5.00%, 8/1/2038 50,000 56,285
Long Beach Bond Finance
Authority Natural Gas
Purchase, Series 2007A,
Revenue,
5.00%, 11/15/2035 120,000 132,705
5.50%, 11/15/2037 165,000 189,010
Los Angeles Community
College District Election of
2008, Series 2022L, G.O.
Unlimited,
5.00%, 8/1/2035 15,000 17,005
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax, Series 2021A,
Revenue,
4.00%, 6/1/2034 20,000 21,060
5.00%, 7/1/2036 40,000 44,199
5.00%, 7/1/2039 50,000 54,663
Los Angeles County Public
Works Financing Authority
Lease, Series 2024H,
Revenue, Refunding,
5.00%, 12/1/2033 30,000 34,995
Los Angeles Department
of Water & Power Water
System, Series 2017A,
Revenue, Refunding,
5.00%, 7/1/2030 20,000 20,217

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 6.4% continued
Los Angeles Department
of Water & Power Power
System, Series 2017B,
Revenue, Refunding,
5.00%, 7/1/2033 $ 85,000 $ 85,819
Los Angeles Department
of Water & Power Water
System, Series 2018A,
Revenue,
5.00%, 7/1/2029 55,000 56,779
Los Angeles Department
of Water & Power Power
System, Series 2018A,
Revenue, Refunding,
5.00%, 7/1/2028 130,000 134,443
5.00%, 7/1/2030 45,000 46,392
5.00%, 7/1/2029 65,000 67,102
Los Angeles Department
of Water & Power Power
System, Series 2018D,
Revenue, Refunding,
5.00%, 7/1/2027 10,000 10,246
Los Angeles Department
of Water & Power Power
System, Series 2019A,
Revenue,
5.00%, 7/1/2032 55,000 57,566
5.00%, 7/1/2034 160,000 166,915
Los Angeles Department
of Water & Power Power
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2032 25,000 26,167
Los Angeles Department
of Water & Power Power
System, Series 2019C,
Revenue,
5.00%, 7/1/2036 100,000 104,674
5.00%, 7/1/2037 45,000 46,978
Los Angeles Department
of Water & Power Power
System, Series 2020B,
Revenue, Refunding,
5.00%, 7/1/2039 85,000 89,369
Los Angeles Department
of Water & Power Power
System, Series 2022A,
Revenue,
5.00%, 7/1/2039 65,000 69,104
5.00%, 7/1/2040 45,000 47,699
5.00%, 7/1/2038 175,000 186,460
Los Angeles Department
of Water & Power Power
System, Series 2022B,
Revenue,
5.00%, 7/1/2040 140,000 149,902
5.00%, 7/1/2039 60,000 64,468
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 6.4% continued
Los Angeles Department
of Water & Power Water
System, Series 2022B,
Revenue, Refunding,
5.00%, 7/1/2032 $ 50,000 $ 54,963
Los Angeles Department
of Water & Power Power
System, Series 2022C,
Revenue, Refunding,
5.00%, 7/1/2036 25,000 27,198
5.00%, 7/1/2040 100,000 106,540
Los Angeles Department
of Water & Power Series
2023A, Revenue,
5.00%, 7/1/2039 20,000 21,708
Los Angeles Department
of Water & Power Water
System, Series 2023A,
Revenue, Refunding,
5.00%, 7/1/2028 20,000 20,906
5.00%, 7/1/2034 35,000 38,928
5.00%, 7/1/2038 20,000 21,772
Los Angeles Department
of Water & Power Power
System, Series 2023B,
Revenue,
5.00%, 7/1/2033 15,000 16,664
5.00%, 7/1/2037 15,000 16,330
Los Angeles Department
of Water & Power Power
System, Series 2023E,
Revenue, Refunding,
5.00%, 7/1/2040 35,000 37,838
Los Angeles Department
of Water & Power Water
System, Series 2024A,
Revenue,
5.00%, 7/1/2037 30,000 33,018
5.00%, 7/1/2040 40,000 43,445
5.00%, 7/1/2039 75,000 81,804
Los Angeles Department
of Water & Power Power
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2029 55,000 58,323
Los Angeles Department
of Water & Power Water
System, Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2037 70,000 77,451
5.00%, 7/1/2038 25,000 27,489
5.00%, 7/1/2039 110,000 120,554
5.00%, 7/1/2040 55,000 60,009
Los Angeles Department
of Water & Power Power
System, Series 2024C,
Revenue, Refunding,
5.00%, 7/1/2033 25,000 27,964
5.00%, 7/1/2035 45,000 50,101

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 6.4% continued
5.00%, 7/1/2038 $ 40,000 $ 43,766
5.00%, 7/1/2039 40,000 43,629
Los Angeles Department
of Water & Power Power
System, Series 2024D,
Revenue,
5.00%, 7/1/2038 120,000 131,949
Los Angeles Department
of Water & Power Power
System, Series 2024E,
Revenue, Refunding,
5.00%, 7/1/2039 40,000 43,838
Los Angeles Department
of Water & Power Power
System, Series 2025B,
Revenue, Refunding,
5.00%, 7/1/2032 25,000 27,687
5.00%, 7/1/2035 75,000 84,967
Los Angeles Department
of Water & Power Power
System, Series 2025D,
Revenue, Refunding,
5.00%, 7/1/2040 100,000 110,070
Los Angeles Unified
School District Series
2023A, Certificate of
Participation,
5.00%, 10/1/2037 80,000 89,481
Metropolitan Water District
of Southern California
Waterworks, Series
2020C, Revenue,
Refunding,
5.00%, 7/1/2040 30,000 32,321
Metropolitan Water District
of Southern California
Waterworks, Series
2022B, Revenue,
Refunding,
5.00%, 7/1/2040 45,000 49,842
M-S-R Energy Authority
Series 2009A, Revenue,
6.50%, 11/1/2039 60,000 74,178
7.00%, 11/1/2034 150,000 180,872
M-S-R Energy Authority
Series 2009B, Revenue,
7.00%, 11/1/2034 25,000 30,145
M-S-R Energy Authority
Series 2009C, Revenue,
6.50%, 11/1/2039 50,000 61,815
7.00%, 11/1/2034 25,000 30,145
Municipal Improvement
Corp. of Los Angeles Real
Property, Series 2016B,
Revenue, Refunding,
4.00%, 11/1/2036 80,000 79,715
5.00%, 11/1/2028 65,000 65,521
5.00%, 11/1/2031 110,000 110,812
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 6.4% continued
Municipal Improvement
Corp. of Los Angeles
Capital Equipment & Real
Property, Series 2021C,
Revenue,
5.00%, 11/1/2029 $ 25,000 $ 26,992
5.00%, 11/1/2031 30,000 33,550
Municipal Improvement
Corp. of Los Angeles
Capital Equipment & Real
Property, Series 2026A,
Revenue,
5.00%, 5/1/2036 15,000 17,567
Northern California Energy
Authority Commodity
Supply, Series 2024,
Revenue, Refunding,
Mandatory Put,
5.00%, 12/1/2054
(a)(b)
145,000 153,558
Northern California
Transmission Agency
Series 2026A, Revenue,
5.00%, 5/1/2036 20,000 23,615
Poway Redevelopment
Agency Successor Agency
Paguay Redevelopment
Project, Series A, Tax
Allocation, Refunding,
5.00%, 12/15/2030 30,000 32,476
Sacramento Municipal Utility
District Series 2020H,
Revenue,
5.00%, 8/15/2038 75,000 80,929
Sacramento Municipal Utility
District Series 2025E,
Revenue,
5.00%, 8/15/2049
(a)(b)
95,000 107,987
San Francisco Bay Area
Rapid Transit District
Series 2019F1, G.O.
Unlimited,
3.00%, 8/1/2038 30,000 28,269
San Francisco City & County
Airport Commission San
Francisco International
Airport, Series 2019D,
Revenue, Refunding,
5.00%, 5/1/2033 25,000 26,683
San Joaquin Valley Clean
Energy Authority Series
2025A, Revenue,
Mandatory Put,
5.50%, 1/1/2056
(a)(b)
185,000 205,635
Santa Monica-Malibu Unified
School District Election of
2018, Series 2023C, G.O.
Unlimited,
5.00%, 8/1/2037 20,000 22,079

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 6.4% continued
Southern California Public
Power Authority Milford
Wind Corridor Phase I
Project, Series 2019-1,
Revenue, Refunding,
5.00%, 7/1/2029 $ 80,000 $ 84,833
Southern California Public
Power Authority Windy
Point/Windy Flats Project,
Series 2023-1, Revenue,
Refunding,
5.00%, 7/1/2027 25,000 25,584
Southern California Public
Power Authority Southern
Transmission System
Renewal Project, Series
2024-1, Revenue,
5.00%, 7/1/2039 50,000 55,089
Southern California Public
Power Authority Apex
Power Project, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2032 15,000 16,647
State of California G.O.
Unlimited,
5.00%, 8/1/2035 80,000 93,756
5.00%, 11/1/2039 75,000 84,734
State of California G.O.
Unlimited, Refunding,
5.00%, 4/1/2027 75,000 76,506
5.00%, 10/1/2036 25,000 28,124
5.00%, 8/1/2039 80,000 90,213
State of California Series
2019, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 35,000 35,220
State of California Series
2025, G.O. Unlimited,
Refunding,
5.00%, 8/1/2033 25,000 28,705
State of California Public
Works Board Various
Capital Projects, Series
2023B, Revenue,
Refunding,
5.00%, 12/1/2036 25,000 27,944
University of California Series
2017AV, Revenue,
5.00%, 5/15/2033 10,000 10,203
University of California
Series 2020BE, Revenue,
Refunding,
5.00%, 5/15/2034 60,000 64,952
University of California
Series 2022S, Revenue,
Refunding,
5.00%, 5/15/2033 20,000 22,431
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 6.4% continued
University of California
Series 2023BM, Revenue,
Refunding,
5.00%, 5/15/2036 $ 55,000 $ 61,934
University of California
Series 2024BV, Revenue,
Refunding,
5.00%, 5/15/2038 80,000 90,129
5.00%, 5/15/2039 30,000 33,554
University of California Series
2025CD, Revenue,
5.00%, 5/15/2036 130,000 152,574
5.00%, 5/15/2040 170,000 192,145
5.25%, 5/15/2040 180,000 217,530
University of California Series
2026CE, Revenue,
5.00%, 11/15/2039 195,000 230,283
10,184,311
Colorado - 1 .8%
Adams & Arapahoe Counties
Joint School District 28J
Aurora, Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.50%, 12/1/2035 30,000 36,143
5.50%, 12/1/2040 25,000 29,337
Adams & Weld Counties
School District No. 27J
Brighton, Series 2026A,
G.O. Unlimited, State Aid
Withholding,
5.50%, 12/1/2035 25,000 30,119
Adams 12 Five Star Schools
Series 2016B, G.O.
Unlimited, Refunding,
State Aid Withholding,
5.00%, 12/15/2028 60,000 60,718
Adams 12 Five Star Schools
Series 2025, G.O.
Unlimited, State Aid
Withholding,
5.25%, 12/15/2039 50,000 57,106
Adams 12 Five Star Schools
Series B, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 12/15/2031 25,000 25,289
Arapahoe County School
District No. 5 Cherry
Creek, Series 2026, G.O.
Unlimited, State Aid
Withholding,
5.25%, 12/15/2035 20,000 23,804

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Colorado - 1.8% continued
Board of Governors of
Colorado State University
System Series 2013A,
Revenue, Refunding,
State Higher Education
Intercept Program,
5.00%, 3/1/2033 $ 95,000 $ 106,085
Board of Governors of
Colorado State University
System Series 2023A2,
Revenue, Mandatory Put,
4.50%, 3/1/2053
(a)(b)
35,000 36,152
Boulder Larimer & Weld
Counties St. Vrain Valley
School Distric No. Re-
1J, Series 2024, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2027 25,000 25,945
5.00%, 12/15/2037 35,000 39,693
5.00%, 12/15/2038 35,000 39,424
City & County of Denver
Wellington E. Webb
Municipal Office Building,
Series 2023, Certificate of
Participation, Refunding,
5.00%, 12/1/2034 40,000 45,262
City & County of Denver
Elevate Denver, Series
2020A, G.O. Unlimited,
5.00%, 8/1/2031 35,000 38,231
City & County of Denver
Elevate Denver, Series
2022A, G.O. Unlimited,
5.00%, 8/1/2035 60,000 66,903
City & County of Denver
Airport System, Series
2019C, Revenue,
Refunding,
5.00%, 11/15/2029 10,000 10,773
5.00%, 11/15/2030 20,000 21,498
5.00%, 11/15/2035 10,000 10,645
5.00%, 11/15/2034 45,000 48,020
City & County of Denver
Airport System, Series
2022C, Revenue,
Refunding,
5.00%, 11/15/2030 55,000 60,247
City & County of Denver
Airport System, Series
2023A, Revenue,
Refunding,
5.00%, 11/15/2035 20,000 22,479
City of Colorado Springs
Utilities System, Series
2022A, Revenue,
Refunding,
5.00%, 11/15/2028 25,000 26,480
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Colorado - 1.8% continued
Colorado Bridge & Tunnel
Enterprise Series 2024B,
Revenue,
5.00%, 12/1/2037 $ 75,000 $ 85,093
Colorado Bridge & Tunnel
Enterprise Series 2024B,
Revenue, Refunding,
5.00%, 12/1/2030 10,000 11,019
5.00%, 12/1/2029 35,000 37,857
Denver City & County School
District No. 1 Series 2017,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2031 30,000 30,313
5.00%, 12/1/2033 25,000 25,245
Denver City & County School
District No. 1 Series
2018A, G.O. Unlimited,
State Aid Withholding,
5.50%, 12/1/2028 20,000 20,855
Denver City & County School
District No. 1 Series 2021,
G.O. Unlimited, State Aid
Withholding,
3.00%, 12/1/2036 45,000 42,645
5.00%, 12/1/2034 60,000 65,324
5.00%, 12/1/2032 30,000 32,835
Denver City & County School
District No. 1 Series
2022A, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/1/2034 65,000 72,509
Denver City & County School
District No. 1 Series
2025A, G.O. Unlimited,
State Aid Withholding,
5.25%, 12/1/2037 90,000 104,381
Douglas County School
District No. Re1 Douglas
& Elbert Counties, Series
2019, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2038 20,000 20,867
E-470 Public Highway
Authority Series 2020A,
Revenue, Refunding,
5.00%, 9/1/2028 45,000 47,271
Eagle County School District
No. Re50J Series 2017,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2029 40,000 40,436
Eagle County School District
No. Re50J Series 2024,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2040 30,000 33,107

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Colorado - 1.8% continued
El Paso County School
District No. 2 Harrison,
Series 2019, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/1/2038 $ 25,000 $ 26,057
Fort Collins-Loveland Water
District Series 2025,
Revenue,
5.00%, 12/1/2039 60,000 68,059
Jefferson County School
District No. R-1 Series
2018, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2032 100,000 105,253
5.00%, 12/15/2033
(d)
5,000 5,287
5.00%, 12/15/2033 60,000 63,092
5.00%, 12/15/2037
(d)
5,000 5,286
5.00%, 12/15/2037 15,000 15,673
Public Authority for Colorado
Energy Natural Gas
Purchase, Series 2008,
Revenue,
6.50%, 11/15/2038 140,000 168,632
Pueblo School District No.
60 Series 2020, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2032 75,000 80,316
5.00%, 12/15/2033 75,000 80,125
Regional Transportation
District Fastracks Project,
Series 2021B, Revenue,
Refunding,
4.00%, 11/1/2039 75,000 76,114
State of Colorado Series
2021A, Certificate of
Participation,
5.00%, 12/15/2027 25,000 25,955
State of Colorado Series
2022, Certificate of
Participation,
6.00%, 12/15/2032 110,000 131,176
6.00%, 12/15/2034 45,000 53,240
6.00%, 12/15/2035 70,000 82,455
6.00%, 12/15/2036 25,000 29,303
University of Colorado Series
2017A-2, Revenue,
5.00%, 6/1/2030 55,000 57,490
University of Colorado
Series 2024A, Revenue,
Refunding,
5.00%, 10/1/2030 30,000 32,872
Weld County School District
No. Re-4 Series 2023,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2036 50,000 55,490
5.00%, 12/1/2037 10,000 11,045
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Colorado - 1.8% continued
5.00%, 12/1/2038 $ 5,000 $ 5,499
5.00%, 12/1/2039 110,000 120,489
2,829,018
Connecticut - 0 .4%
Connecticut State Health
& Educational Facilities
Authority Yale University
Issue, Series 2025B3,
Revenue,
5.00%, 7/1/2064
(a)(b)
80,000 92,500
Connecticut State Health
& Educational Facilities
Authority Quinnipiac
University, Series O,
Revenue, Refunding,
5.00%, 7/1/2031 85,000 93,195
State of Connecticut Series
2018E, G.O. Unlimited,
5.00%, 9/15/2037 25,000 25,969
State of Connecticut Series
2022D, G.O. Unlimited,
5.00%, 9/15/2031 25,000 27,748
State of Connecticut Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 3/1/2031 10,000 11,008
State of Connecticut Series
2024F, G.O. Unlimited,
5.00%, 11/15/2034 30,000 34,508
State of Connecticut Series
2024H, G.O. Unlimited,
Refunding,
5.00%, 11/15/2026 65,000 65,582
State of Connecticut Series
2025B, G.O. Unlimited,
Refunding,
5.00%, 12/1/2033 35,000 39,928
State of Connecticut
Transportation
Infrastructure, Series
2023, Special Tax,
5.00%, 7/1/2034 15,000 17,210
State of Connecticut
Transportation
Infrastructure, Series
2024A2, Special Tax,
5.00%, 7/1/2033 25,000 28,395
5.00%, 7/1/2034 45,000 51,629
State of Connecticut
Transportation
Infrastructure, Series
2025A, Special Tax,
Refunding,
5.00%, 7/1/2039 95,000 107,727
5.00%, 7/1/2040 90,000 101,531
696,930

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Delaware - 1 .8%
Delaware Transportation
Authority Garvee,
Series 2020, Revenue,
Refunding,
5.00%, 7/1/2027 $ 130,000 $ 133,413
5.00%, 9/1/2027 105,000 108,155
5.00%, 7/1/2028 70,000 73,517
5.00%, 9/1/2029 85,000 91,203
5.00%, 9/1/2026 75,000 75,290
5.00%, 9/1/2032 35,000 38,032
5.00%, 9/1/2031 135,000 147,154
5.00%, 7/1/2032 85,000 92,263
5.00%, 7/1/2033 35,000 37,901
Delaware Transportation
Authority Transportation
System, Series 2022,
Revenue, Refunding,
5.00%, 7/1/2035 135,000 150,308
5.00%, 7/1/2036 45,000 49,850
State of Delaware Series
2017, G.O. Unlimited,
5.00%, 3/1/2027 35,000 35,589
State of Delaware Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 1/1/2028 20,000 20,778
State of Delaware Series
2019, G.O. Unlimited,
5.00%, 2/1/2028 25,000 26,025
State of Delaware Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 30,000 30,179
State of Delaware Series
2020A, G.O. Unlimited,
4.00%, 1/1/2032 55,000 57,441
5.00%, 1/1/2029 135,000 143,329
State of Delaware Series
2021, G.O. Unlimited,
5.00%, 2/1/2028 25,000 26,025
State of Delaware Series
2022, G.O. Unlimited,
Refunding,
5.00%, 3/1/2029 60,000 63,914
5.00%, 3/1/2033 40,000 44,816
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2029 75,000 80,156
5.00%, 5/1/2032 85,000 95,778
5.00%, 5/1/2033 75,000 85,672
5.00%, 5/1/2036 25,000 28,170
5.00%, 5/1/2037 120,000 134,471
5.00%, 5/1/2039 205,000 227,746
State of Delaware Series
2024A, G.O. Unlimited,
5.00%, 5/1/2028 55,000 57,600
5.00%, 5/1/2033 55,000 62,826
5.00%, 5/1/2038 110,000 124,110
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Delaware - 1.8% continued
State of Delaware Series
2024B, G.O. Unlimited,
5.00%, 7/1/2031 $ 15,000 $ 16,688
State of Delaware Series
2024B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2034 45,000 52,084
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2033 50,000 57,115
5.00%, 5/1/2030 20,000 21,798
5.00%, 5/1/2027 65,000 66,392
5.00%, 5/1/2038 55,000 62,793
University of Delaware Series
2025A, Revenue,
5.00%, 11/1/2038 35,000 39,460
5.00%, 11/1/2040 60,000 67,001
University of Delaware
Series 2025A, Revenue,
Refunding,
5.00%, 11/1/2035 110,000 126,185
5.00%, 11/1/2036 115,000 131,103
2,982,330
District of Columbia - 1 .8%
District of Columbia Series
2017A, G.O. Unlimited,
5.00%, 6/1/2028 25,000 25,554
District of Columbia Series
2017D, G.O. Unlimited,
5.00%, 6/1/2031 85,000 86,811
5.00%, 6/1/2029 30,000 30,670
District of Columbia Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 35,000 36,648
5.00%, 6/1/2031 40,000 41,752
District of Columbia Series
2019A, G.O. Unlimited,
5.00%, 10/15/2028 85,000 89,750
District of Columbia Series
2021D, G.O. Unlimited,
5.00%, 2/1/2031 65,000 71,465
5.00%, 2/1/2034 50,000 54,498
5.00%, 2/1/2035 55,000 59,739
District of Columbia Series
2021E, G.O. Unlimited,
Refunding,
5.00%, 2/1/2034 75,000 81,748
5.00%, 2/1/2035 110,000 119,479
District of Columbia Series
2023A, G.O. Unlimited,
5.00%, 1/1/2035 65,000 72,755
District of Columbia Series
2024A, G.O. Unlimited,
5.00%, 8/1/2031 30,000 33,239
District of Columbia Series
2024B, G.O. Unlimited,
5.00%, 8/1/2029 45,000 48,248

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
District of Columbia - 1.8% continued
District of Columbia Water
& Sewer Authority Public
Utility, Series 2016A,
Revenue, Refunding,
3.25%, 10/1/2037 $ 85,000 $ 81,890
District of Columbia
Georgetown University
(The), Series 2017,
Revenue, Refunding,
5.00%, 4/1/2030 75,000 76,133
District of Columbia Income
Tax, Series 2019A,
Revenue,
5.00%, 3/1/2028 70,000 72,985
5.00%, 3/1/2032 85,000 90,717
District of Columbia Income
Tax, Series 2019C,
Revenue, Refunding,
5.00%, 10/1/2026 35,000 35,207
5.00%, 10/1/2030 15,000 16,095
5.00%, 10/1/2033 50,000 53,289
District of Columbia
Federal Highway Grant
Anticipation, Series 2020,
Revenue,
5.00%, 12/1/2026 75,000 75,743
District of Columbia Income
Tax, Series 2020A,
Revenue,
5.00%, 3/1/2031 40,000 43,212
5.00%, 3/1/2028 35,000 36,493
5.00%, 3/1/2032 70,000 75,416
5.00%, 3/1/2033 95,000 102,149
5.00%, 3/1/2034 85,000 91,176
District of Columbia Income
Tax, Series 2020B,
Revenue, Refunding,
5.00%, 10/1/2026 60,000 60,354
District of Columbia Income
Tax, Series 2020C,
Revenue,
5.00%, 5/1/2032 85,000 91,804
District of Columbia Income
Tax, Series 2022A,
Revenue,
5.00%, 7/1/2032 40,000 44,899
5.00%, 7/1/2036 50,000 55,187
5.00%, 7/1/2037 65,000 71,348
District of Columbia Income
Tax, Series 2022C,
Revenue, Refunding,
5.00%, 12/1/2034 40,000 44,756
District of Columbia Income
Tax, Series 2023A,
Revenue,
5.00%, 5/1/2039 60,000 66,000
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
District of Columbia - 1.8% continued
District of Columbia Water
& Sewer Authority Public
Utility, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2031 $ 85,000 $ 94,322
5.00%, 10/1/2028 15,000 15,832
5.00%, 10/1/2038 25,000 28,053
District of Columbia Series
2026A, Revenue,
5.00%, 10/1/2039 150,000 169,923
District of Columbia Water
& Sewer Authority Series
2024A, Revenue,
5.00%, 10/1/2035 25,000 28,512
Metropolitan Washington
Airports Authority Dulles
Metrorail & Capital
Improvement Projects,
Series 2019A, Revenue,
Refunding,
5.00%, 10/1/2039 60,000 62,008
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2030 75,000 76,615
5.00%, 7/1/2034 75,000 76,392
Washington Metropolitan
Area Transit Authority
Series 2018, Revenue,
5.00%, 7/1/2035 40,000 40,721
Washington Metropolitan
Area Transit Authority
Series 2020A, Revenue,
5.00%, 7/15/2030 40,000 43,443
5.00%, 7/15/2033 20,000 21,480
Washington Metropolitan
Area Transit Authority
Series 2021A, Revenue,
4.00%, 7/15/2038 75,000 76,006
5.00%, 7/15/2032 90,000 98,696
Washington Metropolitan
Area Transit Authority
Series 2023A, Revenue,
5.00%, 7/15/2038 25,000 27,429
5.00%, 7/15/2040 20,000 21,751
3,018,392
Florida - 10 .8%
Central Florida Expressway
Authority Series 2017,
Revenue, Pre-Refunded,
5.00%, 7/1/2037
(d)
10,000 10,253
Central Florida Expressway
Authority Series 2017,
Revenue, Refunding,
5.00%, 7/1/2029 60,000 61,517
Central Florida Expressway
Authority Series 2019B,
Revenue,
5.00%, 7/1/2032 75,000 79,740

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
5.00%, 7/1/2031 $ 15,000 $ 15,963
5.00%, 7/1/2036 95,000 100,296
Central Florida Expressway
Authority Series 2021D,
Revenue,
5.00%, 7/1/2032 105,000 115,557
5.00%, 7/1/2031 45,000 49,822
5.00%, 7/1/2030 35,000 38,129
Central Florida Expressway
Authority Series 2021D,
Revenue, AG Insured,
5.00%, 7/1/2033 50,000 54,990
5.00%, 7/1/2034 145,000 159,009
5.00%, 7/1/2035 80,000 87,516
Central Florida Expressway
Authority Series 2024B,
Revenue, AG Insured,
5.00%, 7/1/2029 40,000 42,807
5.00%, 7/1/2030 60,000 65,436
5.00%, 7/1/2035 105,000 119,721
5.00%, 7/1/2034 15,000 17,223
Central Florida Expressway
Authority Series 2025A,
Revenue,
5.00%, 7/1/2032 20,000 22,427
5.00%, 7/1/2033 30,000 34,017
City of Fort Lauderdale
Prospect Lake Water
Treatment Plant, Series
2023B, Revenue,
5.00%, 9/1/2039 45,000 49,810
City of Gainesville Utilities
System, Series 2017A,
Revenue,
5.00%, 10/1/2029 20,000 20,580
5.00%, 10/1/2031 65,000 66,793
5.00%, 10/1/2032 45,000 46,207
5.00%, 10/1/2033 80,000 82,081
5.00%, 10/1/2037 15,000 15,328
City of Jacksonville Series
2019A, Revenue,
5.00%, 10/1/2031 110,000 117,760
City of Jacksonville Series
2019A, Revenue,
Refunding,
5.00%, 10/1/2032 55,000 58,770
City of Jacksonville Series
2022A, Revenue,
Refunding,
5.00%, 10/1/2029 20,000 21,411
5.00%, 10/1/2028 120,000 126,150
5.00%, 10/1/2030 50,000 54,446
City of Jacksonville Series
2023A, Revenue,
Refunding,
5.00%, 10/1/2031 25,000 27,627
5.00%, 10/1/2032 60,000 67,096
5.00%, 10/1/2034 40,000 45,055
5.00%, 10/1/2038 80,000 88,562
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
5.00%, 10/1/2037 $ 145,000 $ 161,211
City of Jacksonville
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2028 50,000 52,562
5.00%, 10/1/2030 100,000 108,893
City of Jacksonville Series
2025, Revenue,
5.00%, 10/1/2027 50,000 51,604
5.00%, 10/1/2028 110,000 115,637
City of Orlando Tourist
Development Tax, Series
A, Revenue, Refunding,
AG Insured,
5.00%, 11/1/2032 95,000 97,468
City of Port St. Lucie Utility
System, Series 2007,
Revenue, Refunding,
NATL Insured,
5.25%, 9/1/2027 40,000 41,290
City of Tallahassee Energy
System, Series 2024,
Revenue, Refunding,
5.00%, 10/1/2035 110,000 125,978
5.00%, 10/1/2040 10,000 11,130
City of Tallahassee Utility
System, Series 2024A,
Revenue,
5.00%, 10/1/2035 90,000 103,073
5.00%, 10/1/2036 25,000 28,462
5.00%, 10/1/2038 185,000 208,032
City of Tallahassee Utility
System, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2031 50,000 55,615
5.00%, 10/1/2032 45,000 50,760
5.00%, 10/1/2034 30,000 34,596
City of Tallahassee Energy
System, Series 2025,
Revenue, Refunding,
5.00%, 10/1/2032 50,000 56,400
County of Broward Tourist
Development Tax, Series
2021, Revenue,
5.00%, 9/1/2028 15,000 15,763
5.00%, 9/1/2030 35,000 38,149
5.00%, 9/1/2031 85,000 94,082
County of Broward
Convention Center Hotel,
Series 2022, Revenue,
5.00%, 1/1/2039 30,000 32,506
County of Broward Water &
Sewer Utility, Series 2025,
Revenue, Refunding,
5.00%, 10/1/2034 60,000 69,143

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
County of Miami-Dade
School Board, Series
2025A, Certificate of
Participation, Refunding,
5.00%, 5/1/2030 $ 95,000 $ 102,460
5.00%, 5/1/2032 20,000 22,172
County of Miami-Dade
Building Better
Communitites Project,
Series 2016A, G.O.
Unlimited,
5.00%, 7/1/2030 85,000 92,431
5.00%, 7/1/2033 110,000 118,991
5.00%, 7/1/2032 130,000 140,960
County of Miami-Dade
Building Better
Communities Program,
Series 2025A, G.O.
Unlimited,
5.00%, 7/1/2029 40,000 42,759
County of Miami-Dade
School Board, Series
2026, G.O. Unlimited,
Refunding,
5.00%, 3/15/2034 55,000 62,605
5.00%, 3/15/2039 120,000 136,071
County of Miami-Dade
Series 2016, Revenue,
Refunding,
4.00%, 10/1/2040 25,000 25,017
5.00%, 10/1/2034 105,000 105,495
County of Miami-Dade
Transit System, Series
2017, Revenue,
Refunding,
4.00%, 7/1/2034 80,000 80,041
County of Miami-Dade
Water & Sewer System,
Series 2017B, Revenue,
Refunding,
4.00%, 10/1/2037 45,000 45,165
County of Miami-Dade Water
& Sewer System, Series
2019, Revenue,
5.00%, 7/1/2030 75,000 79,960
5.00%, 7/1/2029 90,000 96,046
5.00%, 10/1/2036 100,000 104,132
County of Miami-Dade
Transit System, Series
2019, Revenue,
Refunding,
5.00%, 7/1/2032 85,000 90,196
5.00%, 7/1/2033 25,000 26,472
County of Miami-Dade
Aviation, Series 2020A,
Revenue,
5.00%, 10/1/2031 55,000 59,817
5.00%, 10/1/2032 40,000 43,395
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
County of Miami-Dade Water
& Sewer System, Series
2021, Revenue,
3.00%, 10/1/2040 $ 125,000 $ 110,610
5.00%, 10/1/2030 45,000 48,983
5.00%, 10/1/2028 30,000 31,605
5.00%, 10/1/2032 195,000 213,964
County of Miami-Dade
Seaport Department,
Series 2022B, Revenue,
Refunding,
5.00%, 10/1/2037 20,000 21,792
County of Miami-Dade Water
& Sewer System, Series
2024B, Revenue,
5.00%, 10/1/2030 45,000 48,983
County of Miami-Dade
Water & Sewer System,
Series 2025B, Revenue,
Refunding,
5.00%, 10/1/2033 10,000 11,347
County of Miami-Dade
Aviation, Series A,
Revenue, Refunding,
5.00%, 10/1/2031 30,000 30,165
Duval County Public Schools
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2027 60,000 61,481
5.00%, 7/1/2029 135,000 143,748
5.00%, 7/1/2034 55,000 58,775
Florida Department of
Environmental Protection
Florida Forever, Series
2016A, Revenue,
Pre-Refunded,
5.00%, 7/1/2027
(d)
50,000 50,000
Florida Department of
Environmental Protection
Florida Forever, Series
2018A, Revenue, ETM,
5.00%, 7/1/2028
(d)
40,000 41,989
Florida Department of
Environmental Protection
Florida Forever, Series
2018A, Revenue,
Refunding,
5.00%, 7/1/2029 30,000 32,129
Florida Insurance Assistance
Interlocal Agency
Insurance Assessment,
Series 2023A1, Revenue,
5.00%, 9/1/2028 80,000 80,312

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2016A, Revenue,
Refunding,
5.00%, 10/1/2026 $ 50,000 $ 50,257
5.00%, 10/1/2028 35,000 35,208
Florida State Board of
Governors University
Athletics Association,
Series 2024A, Revenue,
BAM Insured,
5.00%, 10/1/2038 90,000 100,049
5.00%, 10/1/2040 25,000 27,525
JEA Electric System Series
2020A3, Revenue,
Refunding,
5.00%, 10/1/2034 125,000 133,863
JEA Electric System Series
2024A, Revenue, AG
Insured,
5.00%, 10/1/2031 105,000 116,629
JEA Electric System Series
2024A, Revenue,
Refunding, AG Insured,
5.00%, 10/1/2033 25,000 28,456
5.00%, 10/1/2032 35,000 39,395
JEA Water & Sewer System
Series 2017A, Revenue,
Refunding,
5.00%, 10/1/2028 20,000 20,608
5.00%, 10/1/2030 170,000 174,832
5.00%, 10/1/2032 125,000 128,306
JEA Water & Sewer System
Series 2020A, Revenue,
Refunding,
3.00%, 10/1/2036 40,000 38,262
5.00%, 10/1/2035 30,000 32,050
JEA Water & Sewer System
Series 2021A, Revenue,
5.00%, 10/1/2032 15,000 16,602
JEA Water & Sewer System
Series 2024A, Revenue,
5.00%, 10/1/2028 15,000 15,806
JEA Water & Sewer System
Series 2025A, Revenue,
Refunding,
5.00%, 10/1/2040 15,000 16,734
Lee County School
Board (The) Series
2025A, Certificate of
Participation,
5.00%, 8/1/2039 80,000 89,226
Leon County - City of
Tallahassee Blueprint
Intergovernmental Agency
Sales Tax, Series 2024,
Revenue,
5.00%, 10/1/2035 20,000 22,132
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
5.00%, 10/1/2036 $ 110,000 $ 120,834
Manatee County School
District Master Lease
Program, Series
2023A, Certificate of
Participation, AG Insured,
5.00%, 7/1/2031 40,000 43,952
5.00%, 7/1/2034 160,000 179,320
5.00%, 7/1/2036 25,000 27,849
5.00%, 7/1/2033 115,000 129,621
5.00%, 7/1/2037 55,000 60,885
5.00%, 7/1/2038 90,000 99,017
Marion County School Board
Series 2024, Certificate of
Participation, AG Insured,
5.00%, 6/1/2036 40,000 44,602
5.00%, 6/1/2039 140,000 153,548
5.00%, 6/1/2038 260,000 286,480
5.00%, 6/1/2040 45,000 49,106
Miami-Dade County
Educational Facilities
Authority University of
Miami, Series 2024A,
Revenue,
5.00%, 4/1/2038 15,000 16,717
5.00%, 4/1/2041 60,000 65,777
Miami-Dade County
Educational Facilities
Authority University of
Miami, Series 2024A,
Revenue, Refunding,
5.00%, 4/1/2037 25,000 28,045
5.00%, 4/1/2040 50,000 55,212
Miami-Dade County
Educational Facilities
Authority University of
Miami, Series 2024B,
Revenue,
5.25%, 4/1/2037 15,000 17,109
Miami-Dade County
Educational Facilities
Authority University
of Miami, Series B,
Revenue, Refunding,
AMBAC Insured,
5.25%, 4/1/2029 30,000 31,970
Okaloosa County
School Board Series
2022A, Certificate of
Participation,
5.00%, 10/1/2029 30,000 32,077
Orange County Convention
Center Series 2017,
Revenue, Refunding,
5.00%, 10/1/2027 10,000 10,315
Orlando Utilities Commission
Utility System, Series
2018A, Revenue,
5.00%, 10/1/2034 30,000 30,768

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
5.00%, 10/1/2035 $ 120,000 $ 122,983
Orlando Utilities Commission
Utility System, Series
2023A, Revenue,
5.00%, 10/1/2038 145,000 161,210
5.00%, 10/1/2039 40,000 44,304
5.00%, 10/1/2037 90,000 100,493
Orlando Utilities Commission
Series 2024B, Revenue,
5.00%, 10/1/2035 25,000 28,612
5.00%, 10/1/2038 15,000 16,879
Orlando Utilities Commission
Utility System, Series
2025B, Revenue,
Refunding,
5.00%, 10/1/2035 75,000 85,835
Palm Beach County
School District Series
2017A, Certificate of
Participation, Refunding,
5.00%, 8/1/2027 55,000 56,462
Palm Beach County
School District Series
2018A, Certificate of
Participation, Refunding,
5.00%, 8/1/2027 85,000 87,259
Palm Beach County
School District Series
2018C, Certificate of
Participation, Refunding,
5.00%, 8/1/2029 190,000 198,748
Palm Beach County
School District Series
2021A, Certificate of
Participation,
5.00%, 8/1/2038 60,000 64,600
5.00%, 8/1/2040 110,000 118,234
Palm Beach County
School District Series
2022B, Certificate of
Participation,
5.00%, 8/1/2027 20,000 20,532
5.00%, 8/1/2029 50,000 53,442
5.25%, 8/1/2036 165,000 184,144
5.25%, 8/1/2035 130,000 145,977
5.25%, 8/1/2037 50,000 55,614
5.25%, 8/1/2038 50,000 55,171
5.25%, 8/1/2039 70,000 76,996
5.25%, 8/1/2040 100,000 109,603
Palm Beach County
School District Series
2023A, Certificate of
Participation,
5.00%, 8/1/2037 30,000 33,271
5.00%, 8/1/2036 160,000 178,341
5.00%, 8/1/2038 35,000 38,647
5.00%, 8/1/2040 25,000 27,311
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
Pasco County School Board
Series 2024, Revenue,
5.00%, 10/1/2029 $ 15,000 $ 16,073
5.00%, 10/1/2030 30,000 32,743
5.00%, 10/1/2032 30,000 33,639
Polk County School District
Sales Tax, Series 2019,
Revenue,
5.00%, 10/1/2026 150,000 150,840
5.00%, 10/1/2031 45,000 48,001
5.00%, 10/1/2032 85,000 90,364
Reddy Creek Improvement
District Series 2017A,
G.O. Limited,
5.00%, 6/1/2030 35,000 35,699
Sarasota County School
Board Master Lease
Program, Series
2022A, Certificate of
Participation,
5.00%, 7/1/2037 120,000 133,077
5.00%, 7/1/2035 100,000 112,110
5.00%, 7/1/2036 20,000 22,280
Sarasota County School
Board Master Lease
Program, Series
2023A, Certificate of
Participation,
5.00%, 7/1/2032 50,000 55,746
5.00%, 7/1/2034 55,000 61,936
5.00%, 7/1/2035 60,000 67,266
5.00%, 7/1/2036 55,000 61,269
5.00%, 7/1/2037 75,000 83,173
School Board of Miami-Dade
County (The) Series
2025A, Certificate of
Participation,
5.00%, 5/1/2027 45,000 45,863
School Board of Miami-Dade
County (The) Series
2026A, Certificate of
Participation,
5.00%, 2/1/2029 15,000 15,852
School Board of Miami-Dade
County (The) Series 2026,
G.O. Unlimited,
5.00%, 3/15/2040 105,000 118,710
5.00%, 3/15/2041 50,000 56,198
School District of
Broward County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2031 75,000 80,717
5.00%, 7/1/2032 50,000 53,725
5.00%, 7/1/2034 10,000 10,706

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
School District of
Broward County Series
2022B, Certificate of
Participation,
5.00%, 7/1/2035 $ 110,000 $ 120,577
School District of
Broward County Series
2025A, Certificate of
Participation, AG Insured,
5.00%, 7/1/2031 25,000 27,617
School District of
Broward County Series
2025A, Certificate of
Participation, Refunding,
AG Insured,
5.00%, 7/1/2032 135,000 151,225
Seminole County School
District Series 2025,
Revenue, AG Insured,
5.00%, 10/1/2026 155,000 155,845
5.00%, 10/1/2030 30,000 32,756
5.00%, 10/1/2027 55,000 56,647
5.00%, 10/1/2032 180,000 202,052
South Florida Water
Management District
Series 2026, Certificate of
Participation,
5.00%, 10/1/2032 55,000 61,872
6.00%, 10/1/2031 35,000 40,634
State of Florida Department
of Management Services,
Series 2018A, Certificate
of Participation,
Refunding,
5.00%, 11/1/2027 125,000 129,014
5.00%, 11/1/2028 65,000 68,667
State of Florida Capital
Outlay, Series 2017B,
G.O. Unlimited,
5.00%, 6/1/2027 15,000 15,352
5.00%, 6/1/2028 20,000 20,444
State of Florida Public
Education Capital Outlay,
Series 2017B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2030 10,000 10,214
State of Florida Public
Education Capital Outlay,
Series 2017C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 80,000 81,878
State of Florida Department
of Transportation, Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2028 40,000 42,026
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
State of Florida Public
Education Capital Outlay,
Series 2019C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 $ 25,000 $ 26,220
5.00%, 6/1/2031 75,000 79,960
State of Florida Public
Education Capital Outlay,
Series 2020A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 35,000 36,707
5.00%, 6/1/2033 105,000 113,801
5.00%, 6/1/2027 95,000 97,230
5.00%, 6/1/2031 90,000 98,172
5.00%, 6/1/2029 85,000 90,994
State of Florida Department
of Transportation, Series
2021A, G.O. Unlimited,
4.00%, 7/1/2032 35,000 36,998
5.00%, 7/1/2030 65,000 71,070
5.00%, 7/1/2031 20,000 22,222
State of Florida Right of
Way Acquisition & Bridge
Construction, Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 20,000 21,445
State of Florida Department
of Transportation, Series
2021B, G.O. Unlimited,
5.00%, 7/1/2030 20,000 21,884
5.00%, 7/1/2031 25,000 27,803
State of Florida Right of
Way Acquisition & Bridge
Construction, Series
2021B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 55,000 59,007
State of Florida Department
of Transportation, Series
2022A, G.O. Unlimited,
5.00%, 7/1/2028 15,000 15,760
5.00%, 7/1/2029 35,000 37,550
5.00%, 7/1/2031 15,000 16,682
State of Florida Public
Education Capital Outlay,
Series 2022B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2033 75,000 85,667
State of Florida Public
Education Capital Outlay,
Series 2022C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 30,000 30,704
5.00%, 6/1/2028 75,000 78,659
State of Florida Department
of Transportation, Series
2023A, G.O. Unlimited,
5.00%, 6/1/2030 20,000 21,849

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
State of Florida Public
Education Capital Outlay,
Series 2023A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 $ 35,000 $ 36,707
5.00%, 6/1/2031 25,000 27,765
State of Florida Capital
Outlay, Series 2024A,
G.O. Unlimited,
5.00%, 6/1/2031 20,000 22,212
State of Florida Public
Education Capital Outlay,
Series 2024A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 30,000 31,464
State of Florida Public
Education Capital Outlay,
Series 2024B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 30,000 30,704
5.00%, 6/1/2030 50,000 54,622
State of Florida Public
Education Capital Outlay,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 45,000 46,056
5.00%, 6/1/2032 50,000 56,324
State of Florida Board
of Education Lottery,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2027 90,000 92,282
5.00%, 7/1/2028 15,000 15,748
State of Florida Department
of Transportation, Series
2018, Revenue,
5.00%, 7/1/2028 55,000 57,720
5.00%, 7/1/2032 30,000 31,305
State of Florida Department
of Transportation Turnpike
System, Series 2018A,
Revenue,
5.00%, 7/1/2035 60,000 62,402
State of Florida Department
of Transportation Federal
Highway Reimbursement,
Series 2019A, Revenue,
5.00%, 7/1/2028 185,000 193,667
5.00%, 7/1/2029 65,000 69,328
State of Florida Department
of Transportation Turnpike
System, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2032 130,000 135,759
5.00%, 7/1/2031 130,000 135,978
5.00%, 7/1/2030 150,000 157,179
5.00%, 7/1/2029 40,000 41,983
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
State of Florida Department
of Transportation
Financing Corp., Series
2020, Revenue,
5.00%, 7/1/2030 $ 20,000 $ 21,820
5.00%, 7/1/2027 20,000 20,511
State of Florida Department
of Transportation Turnpike
System, Series 2020A,
Revenue, Refunding,
5.00%, 7/1/2028 70,000 73,461
State of Florida Department
of Transportation, Series
2022A, Revenue,
5.00%, 7/1/2027 55,000 56,383
5.00%, 7/1/2030 25,000 27,265
State of Florida Department
of Transportation Turnpike
System, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2028 30,000 31,483
5.00%, 7/1/2033 20,000 22,664
State of Florida Department
of Transportation, Series
2024A, Revenue,
5.00%, 7/1/2032 30,000 33,518
State of Florida Department
of Transportation Turnpike
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2034 20,000 22,949
6.00%, 7/1/2029 100,000 110,008
State of Florida Department
of Transportation, Series
2025A, Revenue,
5.00%, 7/1/2033 15,000 16,998
State of Florida Department
of Transportation Turnpike
System, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2031 160,000 176,672
5.00%, 7/1/2034 65,000 74,585
Tampa Bay Water Regional
Water Supply Authority
Utility System, Series
2001A, Revenue, NATL
Insured, ETM,
6.00%, 10/1/2029
(d)
60,000 65,618
Tampa Bay Water Regional
Water Supply Authority
Utility System, Series
2016A, Revenue,
Refunding,
5.00%, 10/1/2036 30,000 30,147

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 10.8% continued
Tampa Bay Water Regional
Water Supply Authority
Utility System, Series
2025, Revenue,
Refunding,
5.00%, 10/1/2028 $ 60,000 $ 63,304
Town of Davie Nova
Southeastern University
Project, Series 2018,
Revenue,
5.00%, 4/1/2038 30,000 30,709
5.00%, 4/1/2037 30,000 30,750
Volusia County Educational
Facility Authority Embry-
Riddle Aeronautical
University, Inc. Project,
Series 2025, Revenue,
5.00%, 10/15/2039 95,000 105,330
16,614,904
Georgia - 3 .1%
Cherokee County Board of
Education Series 2024,
G.O. Unlimited, State Aid
Withholding,
5.00%, 8/1/2031 15,000 16,687
5.00%, 8/1/2032 15,000 16,936
Cherokee County Board of
Education Series 2025B,
G.O. Unlimited, Refunding,
State Aid Withholding,
5.00%, 2/1/2027 75,000 76,079
City of Atlanta Water &
Wastewater, Series 2004,
Revenue, AG Insured,
5.75%, 11/1/2026 95,000 96,022
City of Atlanta Water &
Wastewater, Series
2017A, Revenue,
Pre-Refunded,
5.00%, 11/1/2029
(d)
30,000 30,965
5.00%, 11/1/2031
(d)
50,000 51,608
5.00%, 11/1/2030
(d)
25,000 25,804
City of Atlanta Water &
Wastewater, Series
2018C, Revenue,
5.00%, 11/1/2028 15,000 15,495
City of Atlanta Water &
Wastewater, Series
2018C, Revenue,
Refunding,
5.00%, 11/1/2026 110,000 110,893
City of Atlanta Airport,
Series 2020A, Revenue,
Refunding,
5.00%, 7/1/2027 50,000 51,258
5.00%, 7/1/2029 50,000 53,541
5.00%, 7/1/2026 55,000 55,000
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Georgia - 3.1% continued
City of Atlanta Water &
Wastewater, Series 2024,
Revenue, BAM Insured,
5.00%, 11/1/2029 $ 25,000 $ 26,953
City of Columbus Series
2022, G.O. Unlimited,
5.00%, 1/1/2031 15,000 16,537
Columbia County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 10/1/2039 125,000 142,367
5.00%, 10/1/2040 30,000 33,965
County of DeKalb Water &
Sewerage, Series 2006B,
Revenue, Refunding,
5.25%, 10/1/2026 65,000 65,427
County of DeKalb Water &
Sewerage, Series 2022,
Revenue,
5.00%, 10/1/2028 15,000 15,829
5.00%, 10/1/2033 15,000 16,849
5.00%, 10/1/2035 35,000 38,990
5.00%, 10/1/2037 55,000 60,678
County of DeKalb Water &
Sewerage, Series 2022,
Revenue, Refunding,
5.00%, 10/1/2034 65,000 72,715
5.00%, 10/1/2039 25,000 27,371
County of Fulton Water &
Sewerage, Series 2025,
Revenue, Refunding,
5.00%, 1/1/2033 100,000 113,487
Douglas County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 4/1/2030 35,000 38,007
Georgia Ports Authority
Series 2022, Revenue,
5.00%, 7/1/2027 15,000 15,380
5.00%, 7/1/2031 30,000 33,302
5.00%, 7/1/2035 15,000 16,666
Georgia State Road & Tollway
Authority Garvee, Series
2020, Revenue,
5.00%, 6/1/2027 200,000 204,694
5.00%, 6/1/2031 30,000 32,560
5.00%, 6/1/2032 30,000 32,485
Main Street Energy, Inc.
Series 2026C, Revenue,
5.00%, 9/1/2036 120,000 126,064
Main Street Natural Gas, Inc.
Gas Supply, Series 2019A,
Revenue,
5.00%, 5/15/2036 50,000 54,262

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Georgia - 3.1% continued
Main Street Natural Gas, Inc.
Gas Supply, Series 2019C,
Revenue, Mandatory Put,
4.00%, 3/1/2050
(a)(b)
$ 90,000 $ 90,124
Main Street Natural Gas, Inc.
Gas Supply, Series 2021A,
Revenue, Mandatory Put,
4.00%, 7/1/2052
(a)(b)
175,000 177,244
Main Street Natural Gas, Inc.
Gas Supply, Series 2022A,
Revenue, Mandatory Put,
4.00%, 9/1/2052
(a)(b)
65,000 66,227
Main Street Natural Gas, Inc.
Gas Supply, Series 2023B,
Revenue, Mandatory Put,
5.00%, 7/1/2053
(a)(b)
100,000 105,524
Main Street Natural Gas, Inc.
Gas Supply, Series 2024A,
Revenue, Mandatory Put,
5.00%, 5/1/2054
(a)(b)
175,000 187,067
Main Street Natural Gas, Inc.
Gas Supply, Series 2024B,
Revenue, Mandatory Put,
5.00%, 12/1/2054
(a)(b)
55,000 59,137
Main Street Natural Gas, Inc.
Gas Supply, Series 2024C,
Revenue, Mandatory Put,
5.00%, 12/1/2054
(a)(b)
195,000 206,413
Main Street Natural Gas, Inc.
Gas Supply, Series 2024D,
Revenue, Mandatory Put,
5.00%, 4/1/2054
(a)(b)
205,000 218,953
Main Street Natural Gas, Inc.
Gas Supply, Series 2024E,
Revenue, Mandatory Put,
5.00%, 5/1/2055
(a)(b)
175,000 186,650
Main Street Natural Gas, Inc.
Gas Supply, Series 2025A,
Revenue, Mandatory Put,
5.00%, 6/1/2055
(a)(b)
75,000 81,028
Main Street Natural Gas, Inc.
Gas Supply, Series 2025B,
Revenue,
5.00%, 12/1/2032 45,000 47,459
Main Street Natural Gas, Inc.
Gas Supply, Series 2025B,
Revenue, Mandatory Put,
5.00%, 12/1/2055
(a)(b)
225,000 239,190
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2007-3,
Revenue, NATL Insured,
ETM,
5.25%, 7/1/2027
(d)
75,000 77,043
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Georgia - 3.1% continued
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2007A,
Revenue, NATL Insured,
ETM,
5.25%, 7/1/2029
(d)
$ 85,000 $ 91,515
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2015C,
Revenue, Refunding,
5.00%, 7/1/2029 70,000 70,000
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2023B,
Revenue,
5.00%, 7/1/2028 55,000 57,790
5.00%, 7/1/2031 35,000 38,853
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2024B,
Revenue,
5.00%, 7/1/2032 85,000 95,761
Municipal Electric Authority
of Georgia Project No. 1,
Series 2021A, Revenue,
5.00%, 1/1/2034 35,000 38,430
Municipal Electric Authority
of Georgia Project One,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2028 40,000 41,430
5.00%, 1/1/2037 20,000 22,245
Private Colleges &
Universities Authority
Emory University, Series
2019A, Revenue,
Refunding,
5.00%, 9/1/2033 75,000 79,858
Private Colleges &
Universities Authority
Emory University, Series
2020B, Revenue,
Refunding,
5.00%, 9/1/2033 85,000 92,041
State of Georgia Series
2016F, G.O. Unlimited,
Refunding,
5.00%, 1/1/2027 35,000 35,450
5.00%, 7/1/2028 95,000 96,282
State of Georgia Series
2017A, G.O. Unlimited,
5.00%, 2/1/2029 60,000 60,884
5.00%, 2/1/2032 60,000 60,819
State of Georgia Series
2017A2, G.O. Unlimited,
3.00%, 2/1/2037 25,000 24,408
5.00%, 2/1/2031 30,000 30,421

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Georgia - 3.1% continued
State of Georgia Series
2019A, G.O. Unlimited,
5.00%, 7/1/2029 $ 75,000 $ 80,467
5.00%, 7/1/2030 85,000 91,055
State of Georgia Series
2022A, G.O. Unlimited,
5.00%, 7/1/2029 35,000 37,551
State of Georgia Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 7/1/2026 20,000 20,000
State of Georgia Series
2023A, G.O. Unlimited,
5.00%, 7/1/2034 45,000 51,196
4,743,391
Hawaii - 0 .4%
City & County Honolulu
Wastewater System,
Series 2024B, Revenue,
5.00%, 7/1/2040 55,000 61,340
City & County of Honolulu
Wastewater System,
Series 2025A, Revenue,
Refunding,
5.00%, 7/1/2034 140,000 161,312
County of Maui Series 2025,
G.O. Unlimited,
5.00%, 9/1/2040 25,000 28,130
State of Hawaii Series FE,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 75,000 75,442
State of Hawaii Series FG,
G.O. Unlimited,
5.00%, 10/1/2026 165,000 165,973
5.00%, 10/1/2028 25,000 25,160
State of Hawaii Series FH,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 145,000 145,855
State of Hawaii Series FN,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 50,000 51,517
State of Hawaii State
Highway Fund, Series
2016B, Revenue,
Refunding,
5.00%, 1/1/2027 30,000 30,000
744,729
Idaho - 0 .8%
Idaho Housing & Finance
Association Federal
Highway Trust Fund,
Series 2019A, Revenue,
Refunding,
5.00%, 7/15/2033 100,000 105,959
5.00%, 7/15/2035 50,000 52,814
5.00%, 7/15/2036 85,000 89,539
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Idaho - 0.8% continued
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2023A,
Revenue,
5.00%, 8/15/2032 $ 175,000 $ 197,405
5.00%, 8/15/2037 20,000 22,363
5.00%, 8/15/2034 15,000 17,046
5.00%, 8/15/2039 80,000 88,691
5.00%, 8/15/2040 25,000 27,585
5.00%, 8/15/2038 80,000 89,064
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2024A,
Revenue,
5.00%, 8/15/2035 145,000 166,372
5.00%, 8/15/2036 35,000 39,896
5.00%, 8/15/2039 15,000 16,830
5.00%, 8/15/2040 10,000 11,161
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2024A,
Revenue,
5.00%, 6/1/2034 25,000 28,725
5.00%, 6/1/2033 105,000 119,381
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2025A,
Revenue,
5.00%, 6/1/2031 50,000 55,437
5.00%, 6/1/2034 30,000 34,469
1,162,737
Illinois - 6 .0%
Board of Trustees of the
University of Illinois (The)
Auxiliary Facilities System,
Series 2023A, Revenue,
Refunding,
5.00%, 4/1/2027 10,000 10,179
Chicago Midway
International Airport
Series 2023B, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2027 130,000 131,562
Chicago O'Hare International
Airport Series 2017B,
Revenue, Refunding,
5.00%, 1/1/2035 135,000 136,394
5.00%, 1/1/2036 210,000 212,084
Chicago O'Hare International
Airport Series 2018B,
Revenue,
5.00%, 1/1/2037 10,000 10,442
5.00%, 1/1/2036 155,000 162,467

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.0% continued
5.00%, 1/1/2038 $ 75,000 $ 78,160
Chicago O'Hare International
Airport Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2034 70,000 74,570
Chicago O'Hare International
Airport Series 2022D,
Revenue, AG Insured,
5.00%, 1/1/2039 20,000 21,537
Chicago O'Hare International
Airport Series 2023,
Revenue, BAM Insured,
5.00%, 1/1/2033 30,000 33,538
Chicago O'Hare International
Airport Series 2024B,
Revenue,
5.00%, 1/1/2040 15,000 16,409
5.00%, 1/1/2037 15,000 16,717
5.00%, 1/1/2039 40,000 44,056
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2031 65,000 71,062
5.00%, 1/1/2032 55,000 60,995
Chicago O'Hare International
Airport Series B, Revenue,
Refunding,
5.00%, 1/1/2038 100,000 100,870
Chicago O'Hare International
Airport Series C, Revenue,
Refunding,
5.00%, 1/1/2041 65,000 65,485
Chicago O'Hare International
Airport Series D, Revenue,
5.25%, 1/1/2037 35,000 35,362
City of Chicago Series 2015C,
G.O. Unlimited,
5.00%, 1/1/2038 30,000 30,000
City of Chicago Waterworks,
Series 2000, Revenue,
5.00%, 11/1/2029 30,000 30,223
City of Chicago Waterworks,
Series 2004, Revenue,
Refunding,
5.00%, 11/1/2027 55,000 55,410
City of Chicago Waterworks,
Series 2017, Revenue,
Refunding,
5.00%, 11/1/2029 45,000 46,233
City of Chicago Waterworks,
Series 2023B, Revenue,
AG Insured,
5.00%, 11/1/2033 25,000 27,516
5.00%, 1/1/2033 40,000 44,173
5.00%, 11/1/2035 105,000 114,493
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.0% continued
City of Chicago Wastewater
Transmission, Series
2023B, Revenue,
Refunding, AG Insured,
5.00%, 1/1/2034 $ 15,000 $ 16,500
5.00%, 1/1/2035 45,000 49,346
City of Chicago Waterworks,
Series 2024A, Revenue,
5.00%, 11/1/2037 25,000 27,492
City of Chicago Wastewater
Transmission, Series
2024A, Revenue, BAM
Insured,
5.00%, 1/1/2041 15,000 16,175
City of Chicago Waterworks,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2036 55,000 60,858
5.00%, 11/1/2038 120,000 131,396
5.00%, 11/1/2040 70,000 76,105
City of Chicago Wastewater
Transmission, Series
2024A, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2038 20,000 21,876
City of Chicago Wastewater
Transmission, Series
2024B, Revenue, BAM
Insured,
5.00%, 1/1/2038 50,000 54,689
Cook County Community
College District No. 508
City Colleges of Chicago,
Series 2024, G.O.
Unlimited, Refunding,
BAM Insured,
5.00%, 12/1/2037 45,000 48,986
County of Cook Series
2016A, G.O. Unlimited,
Refunding, AG Insured,
5.00%, 11/15/2026 135,000 136,181
County of Cook Series
2021A, G.O. Unlimited,
5.00%, 11/15/2032 30,000 32,344
5.00%, 11/15/2031 15,000 16,222
County of Cook Series
2022A, G.O. Unlimited,
Refunding,
5.00%, 11/15/2029 70,000 74,985
County of Cook Series 2017,
Revenue, Refunding,
5.00%, 11/15/2033 65,000 66,660
5.00%, 11/15/2035 70,000 71,641
County of Cook Series 2018,
Revenue,
5.00%, 11/15/2033 45,000 46,149

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.0% continued
DuPage County School
District No. 58 Downers
Grove, Series 2022, G.O.
Unlimited,
5.00%, 12/15/2037 $ 195,000 $ 214,478
5.25%, 12/15/2039 115,000 127,228
5.25%, 12/15/2038 140,000 155,427
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2017, Revenue,
5.00%, 7/1/2029 115,000 116,348
5.00%, 7/1/2032 130,000 131,398
5.00%, 7/1/2031 40,000 40,445
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2019, Revenue,
5.00%, 7/1/2027 30,000 30,788
5.00%, 1/1/2032 110,000 116,763
5.00%, 7/1/2031 125,000 132,879
5.00%, 7/1/2033 60,000 63,499
5.00%, 7/1/2034 65,000 68,665
5.25%, 7/1/2035 40,000 42,440
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2020, Revenue,
5.00%, 7/1/2031 35,000 38,211
5.00%, 7/1/2029 50,000 53,448
5.00%, 7/1/2035 90,000 97,192
Illinois Finance Authority
University of Chicago
(The), Series 2024B,
Revenue, Refunding,
5.00%, 4/1/2032 35,000 38,843
5.25%, 4/1/2038 85,000 95,505
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2025A, Revenue,
5.00%, 1/1/2034 105,000 119,750
Illinois Finance Authority
University of Chicago
(The), Series 2025C,
Revenue, Refunding,
5.00%, 4/1/2027 85,000 86,515
Illinois State Toll Highway
Authority Series 2015B,
Revenue,
5.00%, 1/1/2040 35,000 35,041
Illinois State Toll Highway
Authority Series 2017A,
Revenue,
5.00%, 1/1/2039 40,000 40,978
Illinois State Toll Highway
Authority Series 2018A,
Revenue,
5.00%, 1/1/2030 125,000 132,067
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.0% continued
Illinois State Toll Highway
Authority Series 2018A,
Revenue, Refunding,
5.00%, 1/1/2027 $ 60,000 $ 60,718
Illinois State Toll Highway
Authority Series 2019A,
Revenue,
5.00%, 1/1/2040 80,000 83,693
Illinois State Toll Highway
Authority Series 2019B,
Revenue, Refunding,
5.00%, 1/1/2027 45,000 45,539
Illinois State Toll Highway
Authority Series 2020A,
Revenue,
5.00%, 1/1/2039 60,000 64,232
Illinois State Toll Highway
Authority Series 2023A,
Revenue,
5.00%, 1/1/2041 70,000 76,489
Illinois State Toll Highway
Authority Series 2024A,
Revenue,
5.00%, 1/1/2038 50,000 56,068
Illinois State Toll Highway
Authority Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2028 50,000 51,878
5.00%, 1/1/2033 50,000 56,394
5.00%, 1/1/2037 25,000 28,174
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007C, G.O. Limited,
5.25%, 12/1/2033 30,000 34,661
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007C, G.O. Limited,
Refunding,
5.25%, 12/1/2032 40,000 45,651
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021A, G.O. Limited,
5.00%, 12/1/2029 25,000 26,928
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021C, G.O. Limited,
Refunding,
5.00%, 12/1/2032 60,000 66,379
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021D, G.O. Unlimited,
5.00%, 12/1/2031 25,000 27,810

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.0% continued
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021D, G.O. Unlimited,
Refunding,
5.00%, 12/1/2030 $ 45,000 $ 49,306
Metropolitan Water
Reclamation District of
Greater Chicago Series A,
G.O. Unlimited, Refunding,
5.00%, 12/1/2029 175,000 176,656
5.00%, 12/1/2028 65,000 65,634
5.00%, 12/1/2031 165,000 166,479
Regional Transportation
Authority Series 2004A,
Revenue, AG Insured,
5.50%, 6/1/2027 35,000 35,896
Sales Tax Securitization
Corp. Series 2018A,
Revenue, Refunding,
5.00%, 1/1/2032 45,000 46,200
Sales Tax Securitization
Corp. Series 2018C,
Revenue, Refunding,
5.50%, 1/1/2032 25,000 26,392
Sales Tax Securitization
Corp. Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2027 80,000 80,862
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2034 85,000 94,823
5.00%, 1/1/2037 25,000 27,740
5.00%, 1/1/2036 100,000 111,671
5.00%, 1/1/2038 70,000 77,213
5.00%, 1/1/2039 70,000 76,828
Sales Tax Securitization
Corp. Series 2025A,
Revenue,
5.00%, 1/1/2040 50,000 55,111
Sales Tax Securitization
Corp. Series 2025A,
Revenue, Refunding,
5.00%, 1/1/2040 125,000 137,779
Southwestern Illinois
Development Authority
Edwardsville Community
Unit School Distric No.
7 Project, Series 2023A,
Revenue, BAM Insured,
5.50%, 12/1/2039 30,000 33,016
State of Illinois Series 2006,
G.O. Unlimited,
5.50%, 1/1/2030 25,000 27,193
State of Illinois Series 2016,
G.O. Unlimited,
4.00%, 6/1/2036 120,000 120,002
5.00%, 11/1/2029 75,000 75,493
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.0% continued
5.00%, 11/1/2034 $ 40,000 $ 40,191
State of Illinois Series
2016, G.O. Unlimited, AG
Insured,
4.00%, 1/1/2037 55,000 55,004
State of Illinois Series 2016,
G.O. Unlimited, Refunding,
5.00%, 2/1/2028 90,000 91,271
State of Illinois Series 2017D,
G.O. Unlimited,
5.00%, 11/1/2028 55,000 56,650
State of Illinois Series 2018A,
G.O. Unlimited,
5.00%, 5/1/2029 20,000 20,764
5.00%, 10/1/2033 25,000 25,967
5.00%, 5/1/2038 105,000 107,527
State of Illinois Series 2019B,
G.O. Unlimited,
4.00%, 11/1/2036 50,000 50,048
State of Illinois Series 2020B,
G.O. Unlimited,
5.00%, 10/1/2030 50,000 53,988
State of Illinois Series 2021A,
G.O. Unlimited,
5.00%, 3/1/2029 60,000 63,325
5.00%, 3/1/2031 140,000 151,889
5.00%, 3/1/2037 60,000 63,494
State of Illinois Series 2021B,
G.O. Unlimited,
5.00%, 12/1/2033 110,000 119,109
State of Illinois Series 2022A,
G.O. Unlimited,
5.00%, 3/1/2030 45,000 48,221
5.00%, 3/1/2036 35,000 37,617
5.25%, 3/1/2038 25,000 26,956
State of Illinois Series 2022C,
G.O. Unlimited,
5.00%, 10/1/2038 160,000 170,969
State of Illinois Series 2023B,
G.O. Unlimited,
5.00%, 5/1/2030 20,000 21,481
5.00%, 12/1/2031 35,000 38,259
5.00%, 5/1/2033 50,000 54,577
5.00%, 12/1/2038 75,000 80,923
5.25%, 5/1/2039 180,000 193,564
State of Illinois Series 2024,
G.O. Unlimited, Refunding,
5.00%, 2/1/2034 25,000 27,774
5.00%, 2/1/2035 40,000 44,411
5.00%, 2/1/2038 30,000 32,682
State of Illinois Series 2024B,
G.O. Unlimited,
5.00%, 5/1/2030 140,000 150,368
5.00%, 5/1/2034 35,000 38,938
5.00%, 10/1/2030 95,000 102,577
State of Illinois Sales Tax,
Series 2016C, Revenue,
Refunding,
4.00%, 6/15/2031 45,000 45,033

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.0% continued
State of Illinois Sales Tax,
Series 2021C, Revenue,
Refunding,
5.00%, 6/15/2032 $ 15,000 $ 16,254
State of Illinois Sales Tax,
Series 2024B, Revenue,
5.00%, 6/15/2038 100,000 109,209
5.00%, 6/15/2039 35,000 38,047
State of Illinois Sales Tax,
Series 2025A, Revenue,
5.00%, 6/15/2029 55,000 58,412
5.00%, 6/15/2034 115,000 128,373
5.00%, 6/15/2034 40,000 44,651
5.00%, 6/15/2032 50,000 54,947
5.00%, 6/15/2032 15,000 16,484
5.00%, 6/15/2035 40,000 44,908
State of Illinois Sales Tax,
Series 2025B, Revenue,
5.00%, 6/15/2036 15,000 16,735
5.00%, 6/15/2038 105,000 115,699
5.00%, 6/15/2039 75,000 82,223
5.00%, 6/15/2039 90,000 98,667
University of Illinois Auxiliary
Facilities System Series
2026A, Revenue,
5.00%, 4/1/2033 35,000 39,255
9,641,799
Indiana - 3 .7%
Allen County Building Corp.
Lease Rent, Series
2024, Revenue, State Aid
Intercept,
5.00%, 7/15/2039 125,000 137,166
5.00%, 7/15/2040 50,000 54,607
Avon Community School
Building Corp. First
Mortgage, Series 2023,
Revenue, State Aid
Intercept,
5.25%, 7/15/2039 45,000 49,662
City of Indianapolis Water
System, Series 2018A,
Revenue, Refunding,
5.00%, 10/1/2027 45,000 46,403
Crown Point Multi School
Building Corp. First
Mortgage, Series 2021,
Revenue, State Aid
Intercept,
5.00%, 7/15/2031 205,000 224,124
5.00%, 7/15/2032 70,000 76,299
5.00%, 7/15/2034 215,000 232,997
5.00%, 7/15/2035 60,000 64,692
5.00%, 7/15/2033 195,000 211,975
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Indiana - 3.7% continued
East Allen Multi School
Building Corp. First
Mortgage, Series 2025,
Revenue, State Aid
Intercept,
5.00%, 7/15/2039 $ 15,000 $ 16,332
5.00%, 7/15/2040 75,000 81,042
Indiana Finance Authority
Highway, Series 2016C,
Revenue, Refunding,
5.00%, 6/1/2029 15,000 16,023
Indiana Finance Authority
Highway, Series 2017A,
Revenue, Pre-Refunded,
5.00%, 6/1/2033
(d)
30,000 31,067
Indiana Finance Authority
State Revolving Fund,
Series 2017C, Revenue,
5.00%, 2/1/2028 80,000 83,280
Indiana Finance Authority
State Revolving Fund,
Series 2018A, Revenue,
5.00%, 2/1/2029 75,000 77,865
5.00%, 2/1/2027 75,000 76,094
5.00%, 2/1/2032 75,000 77,637
5.00%, 2/1/2033 55,000 56,858
Indiana Finance Authority
State Revolving Fund,
Series 2019A, Revenue,
5.00%, 2/1/2028 70,000 72,870
Indiana Finance Authority
State Revolving Fund,
Series 2019E, Revenue,
5.00%, 2/1/2029 75,000 79,667
5.00%, 2/1/2028 75,000 78,075
Indiana Finance Authority
CWA Authority Project,
Series 2021-1, Revenue,
5.00%, 10/1/2034 50,000 54,815
Indiana Finance Authority
CWA Authority Project,
Series 2021-1, Revenue,
Refunding,
5.00%, 10/1/2027 105,000 108,296
5.00%, 10/1/2030 20,000 21,805
5.00%, 10/1/2033 65,000 71,650
5.00%, 10/1/2032 100,000 110,489
Indiana Finance Authority
State Revolving Fund,
Series 2021B, Revenue,
5.00%, 2/1/2031 30,000 33,054
5.00%, 2/1/2034 30,000 32,823
5.00%, 2/1/2035 30,000 32,714
Indiana Finance Authority
Stadium Project, Series
2022A, Revenue,
Refunding,
5.00%, 2/1/2031 75,000 82,025

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Indiana - 3.7% continued
Indiana Finance Authority
State Revolving Fund,
Series 2022B, Revenue,
5.00%, 2/1/2030 $ 45,000 $ 48,734
5.00%, 2/1/2034 45,000 49,967
5.00%, 2/1/2035 70,000 77,532
5.00%, 2/1/2033 80,000 89,140
5.00%, 2/1/2036 130,000 143,652
Indiana Finance Authority
CWA Authority Project,
Series 2023A, Revenue,
5.00%, 10/1/2032 30,000 33,677
Indiana Finance Authority
CWA Authority Project,
Series 2023A, Revenue,
Refunding,
5.00%, 10/1/2035 25,000 27,984
5.00%, 10/1/2037 25,000 27,712
Indiana Finance Authority
State Revolving Fund,
Series 2023B, Revenue,
Refunding,
5.00%, 2/1/2033 40,000 45,291
5.00%, 2/1/2034 10,000 11,284
5.00%, 2/1/2036 20,000 22,393
Indiana Finance Authority
State Revolving Fund,
Series 2024A, Revenue,
5.00%, 2/1/2036 30,000 33,989
5.00%, 2/1/2038 20,000 22,379
5.00%, 2/1/2039 70,000 77,972
Indiana Finance Authority
State Revolving Fund,
Series 2024B, Revenue,
5.00%, 2/1/2039 25,000 27,865
Indiana Finance Authority
State Revolving Fund,
Series 2025C, Revenue,
5.00%, 2/1/2037 95,000 108,615
5.00%, 2/1/2039 15,000 16,952
Indiana Finance Authority
State Revolving Fund,
Series 2025C, Revenue,
Refunding,
5.00%, 2/1/2031 40,000 44,054
Indiana Finance Authority
Citizens Energy Group
Project, Series 2026A,
Revenue,
5.00%, 10/1/2030 30,000 32,846
5.00%, 10/1/2032 35,000 39,482
Indiana University Series
2024A, Revenue,
5.00%, 6/1/2034 95,000 108,963
Indianapolis Local Public
Improvement Bond Bank
Courthouse & Jail Project,
Series 2019A, Revenue,
5.00%, 2/1/2032 45,000 47,446
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Indiana - 3.7% continued
5.00%, 2/1/2030 $ 105,000 $ 111,059
5.25%, 2/1/2039 30,000 31,497
Indianapolis Local Public
Improvement Bond Bank
Series 2021A, Revenue,
5.00%, 6/1/2032 55,000 60,041
Indianapolis Local Public
Improvement Bond Bank
Series 2021A, Revenue,
Refunding,
5.00%, 6/1/2034 150,000 163,108
5.00%, 6/1/2035 175,000 189,913
Indianapolis Local Public
Improvement Bond Bank
Series 2021A, Revenue,
Refunding, AG Insured,
4.00%, 6/1/2039 35,000 35,150
Indianapolis Local Public
Improvement Bond Bank
Unlimited AD Valorem
Property Tax Suported
Project, Series 2025C,
Revenue, Refunding,
5.00%, 1/15/2039 115,000 128,198
IPS Multi-School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 7/15/2039 215,000 233,257
5.00%, 7/15/2038 215,000 234,787
5.00%, 7/15/2040 40,000 43,145
Merrillville Multi School
Building Corp. First
Mortgage, Series 2022,
Revenue, State Aid
Intercept,
5.00%, 7/15/2034 215,000 237,553
5.00%, 7/15/2037 110,000 119,602
5.00%, 7/15/2035 50,000 55,000
5.00%, 7/15/2038 170,000 183,942
5.00%, 7/15/2039 80,000 86,154
5.00%, 7/15/2036 30,000 32,833
Purdue University Series
2025A, Revenue,
Refunding,
5.00%, 7/1/2036 90,000 102,696
Westfield-Washington Multi-
School Building Corp. First
Mortgage, Series 2024A,
Revenue, BAM Insured,
5.00%, 7/15/2036 75,000 83,913
5.25%, 7/15/2040 80,000 89,380
5,751,563
Iowa - 1 .1%
Iowa Finance Authority
State Revolving Fund,
Series 2019A, Revenue,
Refunding,
5.00%, 8/1/2029 150,000 157,463

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Iowa - 1.1% continued
5.00%, 8/1/2031 $ 105,000 $ 110,026
5.00%, 8/1/2032 100,000 104,696
Iowa Finance Authority State
Revolving Fund, Series
2020A, Revenue,
5.00%, 8/1/2027 45,000 46,258
5.00%, 8/1/2033 70,000 75,865
5.00%, 8/1/2034 145,000 156,707
5.00%, 8/1/2032 45,000 48,871
5.00%, 8/1/2039 20,000 21,361
Iowa Finance Authority State
Revolving Fund, Series
2021A, Revenue,
5.00%, 8/1/2035 105,000 115,074
5.00%, 8/1/2036 105,000 114,616
5.00%, 8/1/2037 55,000 59,810
Iowa Finance Authority State
Revolving Fund, Series
2022A, Revenue,
5.00%, 8/1/2040 80,000 87,088
Iowa Finance Authority State
Revolving Fund, Series
2023A, Revenue,
5.00%, 8/1/2037 50,000 55,709
Iowa Finance Authority
State Revolving Fund,
Series 2023A, Revenue,
Refunding,
5.00%, 8/1/2035 55,000 62,138
5.00%, 8/1/2040 25,000 27,488
Iowa Finance Authority
Midwestern Disaster Area
Iowa Fertilizer Co. Project,
Series 2022, Revenue,
Pre-Refunded,
5.00%, 12/1/2050
(d)
55,000 62,200
Iowa Finance Authority
Midwestern Disaster Area
Iowa Fertilizer Co. Project,
Series 2022, Revenue,
Pre-Refunded, Mandatory
Put,
5.00%, 12/1/2050
(a)(d)
150,000 169,542
PEFA, Inc. Gas Project,
Series 2026A, Revenue,
5.00%, 4/1/2035 200,000 213,234
State of Iowa Ijobs Program,
Series 2019A, Revenue,
Refunding,
5.00%, 6/1/2029 50,000 53,421
5.00%, 6/1/2034 90,000 94,949
1,836,516
Kansas - 1 .2%
County of Johnson Internal
Improvement, Series
2018A, G.O. Unlimited,
5.00%, 9/1/2028 155,000 159,546
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Kansas - 1.2% continued
Johnson County Unified
School District No. 233
Olathe, Series 2022A,
G.O. Unlimited,
5.00%, 9/1/2037 $ 55,000 $ 59,269
Johnson County Unified
School District No. 233
Olathe, Series 2022A,
G.O. Unlimited, Refunding,
5.00%, 9/1/2030 30,000 32,562
5.00%, 9/1/2032 140,000 153,506
5.00%, 9/1/2034 135,000 147,311
Kansas Development
Finance Authority Kansas
Department of Health
& Environment, Series
2023SRF, Revenue,
5.00%, 5/1/2032 20,000 22,444
5.00%, 5/1/2034 150,000 169,808
5.00%, 5/1/2036 20,000 22,430
5.00%, 5/1/2039 50,000 55,225
5.00%, 5/1/2040 15,000 16,512
Kansas Development
Finance Authority Kansas
Department of Health
& Environment, Series
2024SRF, Revenue,
5.00%, 5/1/2033 10,000 11,369
5.00%, 5/1/2035 95,000 108,650
5.00%, 5/1/2036 65,000 73,925
5.00%, 5/1/2039 65,000 72,666
Kansas Development
Finance Authority
Department of Health
& Environment, Series
2026SRF, Revenue,
5.00%, 5/1/2036 25,000 29,165
Sedgwick County Unified
School District No. 266
Maize, Series 2019A,
G.O. Unlimited,
4.00%, 9/1/2032 25,000 25,261
State of Kansas Department
of Transportation, Series
2017A, Revenue,
5.00%, 9/1/2030 100,000 102,732
5.00%, 9/1/2034 10,000 10,238
State of Kansas Department
of Transportation, Series
2018A, Revenue,
5.00%, 9/1/2028 90,000 92,639
5.00%, 9/1/2031 175,000 179,626
State of Kansas Series
2024A, Revenue,
5.00%, 9/1/2028 85,000 89,432
5.00%, 9/1/2032 30,000 33,765

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Kansas - 1.2% continued
State of Kansas Department
of Transportation,
Series 2024A, Revenue,
Refunding,
5.00%, 9/1/2035 $ 90,000 $ 103,159
State of Kansas Series
2025A, Revenue,
5.00%, 9/1/2036 30,000 34,573
State of Kansas Department
of Transportation,
Series 2025A, Revenue,
Refunding,
5.00%, 9/1/2033 30,000 34,178
5.00%, 9/1/2034 80,000 92,052
1,932,043
Kentucky - 1 .4%
Kentucky Municipal Power
Agency Power System,
Series 2015A, Revenue,
Refunding, NATL Insured,
4.00%, 9/1/2039 75,000 72,136
Kentucky Public Energy
Authority Series 2023A1,
Revenue,
5.25%, 4/1/2054
(a)(b)
25,000 26,755
Kentucky Public Energy
Authority Gas Supply,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2055
(a)(b)
140,000 147,001
Kentucky Public Energy
Authority Gas Supply,
Series 2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 1/1/2055
(a)(b)
205,000 216,733
Kentucky Public Energy
Authority Gas Supply,
Series 2025A, Revenue,
Refunding, Mandatory Put,
5.25%, 6/1/2055
(a)(b)
55,000 58,273
Kentucky Public Energy
Authority Gas Supply,
Series 2025C, Revenue,
Refunding,
5.00%, 5/1/2036 125,000 131,694
Kentucky State Property &
Building Commission
Project No. 115, Revenue,
5.00%, 4/1/2028 30,000 30,546
Kentucky State Property &
Building Commission
Project No. 130, Series
2024A, Revenue,
5.00%, 11/1/2034 25,000 28,571
5.00%, 11/1/2039 15,000 16,747
5.00%, 11/1/2040 75,000 82,988
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Kentucky - 1.4% continued
Kentucky State Property &
Building Commission
Project No. 130, Series
2024C, Revenue,
5.00%, 11/1/2031 $ 45,000 $ 49,901
Kentucky State Property &
Building Commission
Project No. 135, Series A,
Revenue,
5.00%, 3/1/2039
(c)
200,000 225,634
5.00%, 10/1/2030 25,000 27,306
5.00%, 6/1/2032 35,000 39,039
5.00%, 4/1/2028 40,000 41,744
5.00%, 9/1/2031 35,000 38,738
5.00%, 6/1/2031 85,000 93,817
5.00%, 9/1/2036 10,000 11,421
5.00%, 10/1/2037 175,000 196,506
5.00%, 9/1/2039 45,000 50,542
5.00%, 9/1/2040 25,000 27,936
5.25%, 6/1/2039 55,000 60,457
Kentucky State Property &
Building Commission
Project No. 112, Series
B, Revenue, Refunding,
State Appropriation,
5.00%, 11/1/2028 40,000 40,342
Kentucky Turnpike Authority
Revitalization Projects,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2032 25,000 27,500
5.00%, 7/1/2031 50,000 55,232
Louisville & Jefferson County
Metropolitan Sewer
District Sewer & Drainage
System, Series 2023C,
Revenue, Refunding,
5.00%, 5/15/2038 90,000 99,735
Louisville & Jefferson County
Metropolitan Sewer
District Sewer & Drainage
System, Series 2024A,
Revenue, Refunding,
5.00%, 5/15/2038 60,000 67,255
Louisville and Jefferson
County Metropolitan
Sewer District Series
2025A, Revenue,
5.00%, 5/15/2035 25,000 28,646
Louisville Water Co. Series
2025, Revenue,
5.00%, 11/15/2035 45,000 51,769
University of Kentucky Series
2018A, Revenue, State
Aid Intercept,
3.00%, 10/1/2035 50,000 47,324

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Kentucky - 1.4% continued
University of Kentucky Series
2024B, Revenue, State
Aid Intercept,
5.00%, 4/1/2037 $ 75,000 $ 83,080
5.00%, 4/1/2038 60,000 66,084
2,241,452
Louisiana - 0 .7%
Jefferson Sales Tax District
Series 2019B, Revenue,
AG Insured,
5.00%, 12/1/2030 35,000 37,467
5.00%, 12/1/2033 15,000 15,905
Louisiana Local Government
Environmental Facilities &
Community Development
Authority Louisiana
Insurance Guaranty
Association, Series
2022B, Revenue,
5.00%, 8/15/2037 140,000 142,227
Louisiana Local Government
Environmental Facilities &
Community Development
Authority East Baton
Rouge Sewerage
Commission Projects,
Series 2024, Revenue,
BAM Insured,
5.00%, 2/1/2039 15,000 16,445
Louisiana Local Government
Environmental Facilities &
Community Development
Authority East Baton
Rouge Sewerage
Commission, Series 2024,
Revenue, Refunding, BAM
Insured,
5.00%, 2/1/2038 25,000 27,532
Louisiana Stadium &
Exposition District
Series 2023A, Revenue,
Refunding,
5.00%, 7/1/2040 70,000 75,761
State of Louisiana Series
2016A, G.O. Unlimited,
5.00%, 9/1/2027 55,000 55,198
State of Louisiana Series
2016B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 10,000 10,018
State of Louisiana Series
2021A, G.O. Unlimited,
5.00%, 3/1/2033 45,000 49,318
State of Louisiana Series
2022A, G.O. Unlimited,
5.00%, 4/1/2036 95,000 104,402
State of Louisiana Series
2023A, G.O. Unlimited,
5.00%, 4/1/2031 10,000 11,020
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Louisiana - 0.7% continued
5.00%, 4/1/2032 $ 30,000 $ 33,562
5.00%, 4/1/2036 120,000 134,260
State of Louisiana Series
2024A, G.O. Unlimited,
5.00%, 5/1/2036 30,000 34,057
State of Louisiana Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2033 25,000 28,454
State of Louisiana Series
2025B, G.O. Unlimited,
5.00%, 6/1/2030 30,000 32,587
5.00%, 6/1/2035 60,000 69,391
State of Louisiana Garvee,
Series 2023, Revenue,
5.00%, 9/1/2030 10,000 10,892
5.00%, 9/1/2034 125,000 140,484
5.00%, 9/1/2035 120,000 134,235
1,163,215
Maine - 0 .1%
State of Maine Series 2019B,
G.O. Unlimited,
5.00%, 6/1/2027 45,000 46,048
State of Maine Series 2020B,
G.O. Unlimited,
5.00%, 6/1/2027 95,000 97,212
143,260
Maryland - 0 .7%
County of Baltimore Series
2022, G.O. Unlimited,
5.00%, 3/1/2031 15,000 16,563
County of Howard
Consolidated Public
Improvement, Series
2017D, G.O. Unlimited,
Refunding,
5.00%, 2/15/2030 20,000 20,789
County of Montgomery
Consolidated Public
Improvement Project,
Series 2021A, G.O.
Unlimited, Refunding,
5.00%, 8/1/2030 20,000 21,884
County of Prince George's
Consolidated Public
Improvement, Series
2025A, G.O. Limited,
5.00%, 8/1/2032 30,000 33,840
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2020,
Revenue,
5.00%, 7/1/2033 80,000 86,504
5.00%, 7/1/2030 20,000 21,787

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Maryland - 0.7% continued
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2021A,
Revenue, Refunding,
5.00%, 7/1/2027 $ 25,000 $ 25,656
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2028 30,000 31,508
State of Maryland Series
2020A2, G.O. Unlimited,
5.00%, 8/1/2031 35,000 38,121
State of Maryland Series
2021A, G.O. Unlimited,
5.00%, 8/1/2034 25,000 27,483
5.00%, 3/1/2035 145,000 158,006
State of Maryland Series
2024A, G.O. Unlimited,
5.00%, 6/1/2033 100,000 114,365
State of Maryland Series A2,
G.O. Unlimited,
5.00%, 8/1/2028 30,000 31,581
State of Maryland
Department of
Transportation, Series
2018, Revenue,
5.00%, 10/1/2026 45,000 45,265
State of Maryland
Department of
Transportation, Series
2020, Revenue,
5.00%, 10/1/2033 65,000 70,596
5.00%, 10/1/2032 25,000 27,244
5.00%, 10/1/2034 155,000 167,859
State of Maryland
Department of
Transportation, Series
2021A, Revenue,
3.00%, 10/1/2035 25,000 24,470
State of Maryland
Department of
Transportation, Series
2022B, Revenue,
Refunding,
5.00%, 12/1/2029 45,000 48,684
State of Maryland
Department of
Transportation, Series
2025B, Revenue,
5.00%, 10/1/2034 125,000 141,877
Washington Suburban
Sanitary Commission
Series 2018, Revenue,
County Guaranty,
5.00%, 6/1/2032 40,000 41,750
1,195,832
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Massachusetts - 0 .5%
Commonwealth of
Massachusetts Series
2019, G.O. Limited,
5.00%, 1/1/2030 $ 45,000 $ 47,716
Commonwealth of
Massachusetts Series
2019C, G.O. Limited,
Refunding,
5.00%, 5/1/2030 20,000 21,793
Commonwealth of
Massachusetts Series
2019D, G.O. Limited,
3.00%, 5/1/2036 25,000 24,185
Commonwealth of
Massachusetts Series
2020B, G.O. Limited,
Refunding,
5.00%, 7/1/2033 30,000 32,550
Commonwealth of
Massachusetts Series
2020D, G.O. Limited,
5.00%, 7/1/2037 20,000 21,385
Commonwealth of
Massachusetts Series
2023A, G.O. Limited,
5.00%, 5/1/2038 20,000 22,173
Commonwealth of
Massachusetts Series A,
G.O. Limited, Refunding,
5.00%, 7/1/2027 50,000 51,303
Commonwealth of
Massachusetts Series C,
G.O. Limited, Refunding,
5.00%, 10/1/2026 100,000 100,595
Commonwealth of
Massachusetts Series
2022C, G.O. Unlimited,
5.00%, 10/1/2040 205,000 223,515
Commonwealth of
Massachusetts Series
2005, Revenue, NATL
Insured, ETM,
5.50%, 1/1/2034
(d)
130,000 148,809
Massachusetts Development
Finance Agency The
Broad Institute Issue,
Series 2017, Revenue,
Refunding,
5.00%, 4/1/2037 20,000 20,404
Massachusetts Development
Finance Agency
Northeastern University
Issue, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2038 55,000 61,245

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Massachusetts - 0.5% continued
Massachusetts Development
Finance Agency Amherst
College Issue, Series
2025A, Revenue,
Mandatory Put,
5.00%, 11/1/2055
(a)(b)
$ 25,000 $ 29,067
Massachusetts Development
Finance Agency Brandeis
University Issue, Series
2025T2, Revenue,
Mandatory Put,
5.00%, 10/1/2055
(a)(b)
90,000 102,576
Massachusetts State College
Building Authority Series
2003B, Revenue, AG State
Appropriation,
5.50%, 5/1/2039 35,000 42,416
University of Massachusetts
Building Authority Series
2020-1, Revenue,
5.00%, 11/1/2036 30,000 31,868
981,600
Michigan - 1 .2%
Great Lakes Water Authority
Water Supply System,
Series 2022A, Revenue,
5.00%, 7/1/2035 30,000 33,195
Great Lakes Water Authority
Sewage Disposal System,
Series 2023B, Revenue,
Refunding,
5.00%, 7/1/2034 40,000 45,166
Great Lakes Water Authority
Water Supply System,
Series 2024A, Revenue,
Refunding,
5.00%, 7/1/2030 65,000 70,734
5.00%, 7/1/2034 130,000 147,815
Great Lakes Water Authority
Water Supply System
Series 2023A, Revenue,
5.00%, 7/1/2038 20,000 22,270
Howell Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2039 30,000 33,755
Huron Valley School District
Series 2026I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2040 200,000 225,363
Michigan Finance Authority
Clean Water Revolving
Fund, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2027 40,000 40,248
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Michigan - 1.2% continued
Michigan Finance Authority
State Revolving Fund
Program, Series 2024A,
Revenue,
5.00%, 10/1/2037 $ 30,000 $ 33,985
Michigan State Building
Authority Facilities
Program, Series 2016I,
Revenue, Refunding,
5.00%, 10/15/2031 65,000 65,416
5.00%, 4/15/2027 40,000 40,287
Michigan State Building
Authority Facilities
Program, Series 2020I,
Revenue, Refunding,
5.00%, 10/15/2029 50,000 53,842
5.00%, 10/15/2030 40,000 43,872
Michigan State Building
Authority Facilities
Program, Series 2023II,
Revenue, Refunding,
5.00%, 10/15/2028 30,000 31,677
Michigan State Building
Authority Facilities
Program, Series 2025I,
Revenue, Refunding,
5.00%, 4/15/2030 20,000 21,742
5.00%, 4/15/2038 100,000 113,883
Michigan State University
Series 2019B, Revenue,
5.00%, 2/15/2038 10,000 10,461
Michigan State University
Series 2023A, Revenue,
Refunding,
5.00%, 8/15/2029 30,000 32,146
5.00%, 8/15/2030 55,000 60,022
5.00%, 8/15/2037 75,000 82,976
5.00%, 8/15/2040 125,000 136,804
State of Michigan Garvee,
Series 2016, Revenue,
Refunding,
5.00%, 3/15/2027 80,000 81,358
State of Michigan Trunk Line,
Series 2020B, Revenue,
4.00%, 11/15/2038 75,000 75,805
5.00%, 11/15/2030 15,000 16,488
5.00%, 11/15/2031 20,000 21,899
State of Michigan Trunk Line,
Series 2021A, Revenue,
5.00%, 11/15/2032 55,000 61,147
5.00%, 11/15/2035 25,000 27,467
State of Michigan Rebuilding
Program, Series 2023,
Revenue,
5.00%, 11/15/2032 55,000 62,208
5.00%, 11/15/2034 20,000 22,733
5.00%, 11/15/2038 140,000 156,008
5.00%, 11/15/2040 85,000 93,997
1,964,769

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Minnesota - 1 .3%
County of Hennepin Series
2016B, G.O. Unlimited,
5.00%, 12/1/2034 $ 50,000 $ 50,436
County of Hennepin Series
2024A, G.O. Unlimited,
5.00%, 12/1/2034 125,000 144,477
5.00%, 12/1/2039 45,000 50,590
Metropolitan Council Series
2026A, G.O. Unlimited,
Refunding,
5.00%, 3/1/2039 75,000 85,701
Minnesota Municipal Gas
Agency Gas Project,
Series 2026A, Revenue,
5.00%, 9/1/2035 200,000 208,699
Rosemount-Apple Valley-
Eagan Independent
School District No. 196
Series 2023A, G.O.
Unlimited, School District
Credit Enhancement
Program,
5.00%, 2/1/2034 65,000 72,068
5.00%, 2/1/2033 40,000 44,535
5.00%, 2/1/2035 30,000 33,133
State of Minnesota Office
Building Project, Series
2023, Certificate of
Participation,
5.00%, 11/1/2035 15,000 16,944
5.00%, 11/1/2033 35,000 39,702
5.00%, 11/1/2034 150,000 170,452
5.00%, 11/1/2037 175,000 195,066
State of Minnesota Series
2017A, G.O. Unlimited,
5.00%, 10/1/2028 55,000 56,743
State of Minnesota Series
2019A, G.O. Unlimited,
5.00%, 8/1/2029 10,000 10,738
State of Minnesota Series
2020A, G.O. Unlimited,
5.00%, 8/1/2031 10,000 10,919
5.00%, 8/1/2034 75,000 81,275
5.00%, 8/1/2035 85,000 91,825
5.00%, 8/1/2032 15,000 16,340
5.00%, 8/1/2033 65,000 70,637
State of Minnesota Series
2021A, G.O. Unlimited,
5.00%, 9/1/2032 55,000 61,175
State of Minnesota Series
2021B, G.O. Unlimited,
5.00%, 9/1/2030 130,000 142,346
State of Minnesota Series
2022A, G.O. Unlimited,
5.00%, 8/1/2030 50,000 54,670
5.00%, 8/1/2035 35,000 39,149
State of Minnesota Series
2024A, G.O. Unlimited,
5.00%, 8/1/2037 15,000 17,032
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Minnesota - 1.3% continued
State of Minnesota Trunk
Highway, Series 2024B,
G.O. Unlimited,
5.00%, 8/1/2032 $ 35,000 $ 39,396
5.00%, 8/1/2035 55,000 62,959
State of Minnesota Trunk
Highway, Series 2025B,
G.O. Unlimited,
5.00%, 8/1/2040 70,000 78,903
State of Minnesota Series
2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2034 50,000 57,614
2,003,524
Mississippi - 0 .3%
Mississippi Development
Bank Department of
Corrections, Series A,
Revenue, Refunding,
5.00%, 8/1/2027 10,000 10,250
State of Mississippi Series
2016B, G.O. Unlimited,
5.00%, 12/1/2028 50,000 50,519
State of Mississippi Series
2016B, G.O. Unlimited,
Pre-Refunded,
5.00%, 12/1/2036
(d)
45,000 45,444
5.00%, 12/1/2033
(d)
65,000 65,641
State of Mississippi Series
2017A, G.O. Unlimited,
Pre-Refunded,
5.00%, 10/1/2032
(d)
20,000 20,629
State of Mississippi Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2027 35,000 36,143
5.00%, 10/1/2026 65,000 65,390
State of Mississippi Series
2021C, G.O. Unlimited,
5.00%, 10/1/2034 45,000 47,085
5.00%, 10/1/2036 10,000 10,426
5.00%, 10/1/2033 100,000 104,800
State of Mississippi Gaming,
Series 2019A, Revenue,
5.00%, 10/15/2032 70,000 72,883
529,210
Missouri - 0 .4%
City of Springfield
Public Utility, Series
2025, Certificate of
Participation,
5.00%, 11/1/2031 30,000 33,344
Curators of the University
of Missouri (The) Series
2024, Revenue,
5.00%, 11/1/2035 30,000 34,430

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Missouri - 0.4% continued
Hazelwood School District
Series 2023A, G.O.
Unlimited, BAM Insured,
5.00%, 3/1/2033 $ 35,000 $ 38,772
5.00%, 3/1/2040 15,000 16,152
Jackson County Reorganized
School District No. 7 Lee's
Summit, Series 2020,
G.O. Unlimited, Refunding,
4.00%, 3/1/2030 35,000 36,201
4.00%, 3/1/2031 45,000 46,456
Jackson County School
District No. R-IV Blue
Springs, Series 2021A,
G.O. Unlimited, State Aid
Direct Deposit,
4.00%, 3/1/2038 15,000 15,276
Missouri Highway &
Transportation
Commission State Road,
Series 2022A, Revenue,
4.00%, 5/1/2033 25,000 26,700
Missouri Joint Municipal
Electric Utility
Commission Prairie State
Project, Series 2025,
Revenue, Refunding,
5.00%, 12/1/2028 90,000 94,930
5.00%, 12/1/2029 30,000 32,180
5.00%, 12/1/2026 35,000 35,301
5.00%, 12/1/2034 40,000 45,423
Springfield School District
No. R-12 School Building,
Series 2023, G.O.
Unlimited, State Aid Direct
Deposit,
5.00%, 3/1/2032 15,000 16,734
St. Louis Board of Education
Series 2023, G.O.
Unlimited, AG Insured,
5.00%, 4/1/2037 35,000 38,139
St. Louis Community
College District Series
2024, Certificate of
Participation,
5.00%, 4/1/2033 30,000 33,640
5.00%, 4/1/2035 65,000 73,052
5.00%, 4/1/2037 165,000 182,902
799,632
Nebraska - 0 .7%
Central Plains Energy
Project Gas Project No. 3,
Series 2017A, Revenue,
Refunding,
5.00%, 9/1/2029 125,000 130,450
5.00%, 9/1/2032 110,000 115,229
5.00%, 9/1/2034 150,000 157,366
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Nebraska - 0.7% continued
Central Plains Energy
Project Gas Supply,
Series 2025A1, Revenue,
Refunding, Mandatory Put,
5.00%, 8/1/2055
(a)(b)
$ 160,000 $ 171,036
City of Lincoln Electric
System, Series 2015A,
Revenue, Refunding,
3.50%, 9/1/2036 25,000 24,993
City of Lincoln Electric
System, Series 2018,
Revenue,
5.00%, 9/1/2027 35,000 35,579
Omaha Public Power District
Electric, Series 2018A,
Revenue,
5.00%, 2/1/2034 35,000 36,154
Omaha Public Power District
Electric, Series 2022B,
Revenue,
5.00%, 2/1/2033 35,000 38,924
Omaha Public Power District
Electric, Series 2023A,
Revenue,
5.00%, 2/1/2037 35,000 38,736
Omaha Public Power District
Electric, Series 2024B,
Revenue, Refunding,
5.00%, 2/1/2035 85,000 95,906
5.00%, 2/1/2034 165,000 187,194
5.00%, 2/1/2039 15,000 16,551
Omaha Public Power District
Electric, Series 2025A,
Revenue,
5.00%, 2/1/2036 55,000 62,852
5.00%, 2/1/2040 50,000 55,825
1,166,795
Nevada - 4 .1%
Clark County School District
Building, Series 2017C,
G.O. Limited,
5.00%, 6/15/2027 30,000 30,646
Clark County School District
Building, Series 2017C,
G.O. Limited, Refunding,
5.00%, 6/15/2029 60,000 61,938
5.00%, 6/15/2032 20,000 20,579
5.00%, 6/15/2031 40,000 41,222
5.00%, 6/15/2033 55,000 56,538
Clark County School District
Building, Series 2018B,
G.O. Limited,
5.00%, 6/15/2032 35,000 36,625
Clark County School District
Building, Series 2019B,
G.O. Limited, AG Insured,
5.00%, 6/15/2031 170,000 180,631

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Nevada - 4.1% continued
Clark County School District
Series 2020A, G.O.
Limited, AG Insured,
5.00%, 6/15/2031 $ 10,000 $ 10,810
5.00%, 6/15/2032 10,000 10,785
5.00%, 6/15/2034 135,000 144,917
Clark County School District
Building, Series 2020B,
G.O. Limited, BAM
Insured,
5.00%, 6/15/2031 60,000 64,954
Clark County School District
Series 2022A, G.O.
Limited,
5.00%, 6/15/2039 30,000 32,355
5.25%, 6/15/2033 15,000 16,853
Clark County School District
Building, Series 2023A,
G.O. Limited,
5.00%, 6/15/2036 95,000 105,048
Clark County School District
Building, Series 2024A,
G.O. Limited,
5.00%, 6/15/2037 65,000 72,281
5.00%, 6/15/2039 65,000 71,354
Clark County School District
Series 2024B, G.O.
Limited,
5.00%, 6/15/2037 30,000 33,360
5.00%, 6/15/2038 40,000 44,173
Clark County School District
Building, Series 2025B,
G.O. Limited, Refunding,
5.00%, 6/15/2037 15,000 16,861
Clark County Water
Reclamation District
Series 2023, G.O. Limited,
5.00%, 7/1/2038 55,000 61,097
5.00%, 7/1/2039 75,000 82,968
County of Clark Series
2016B, G.O. Limited,
Refunding,
5.00%, 11/1/2030 55,000 55,430
5.00%, 11/1/2026 120,000 120,973
5.00%, 11/1/2029 105,000 105,836
5.00%, 11/1/2028 45,000 45,363
County of Clark Series 2017,
G.O. Limited,
5.00%, 6/1/2027 55,000 56,292
County of Clark Series 2017,
G.O. Limited, Refunding,
5.00%, 6/1/2030 10,000 10,219
5.00%, 6/1/2028 160,000 163,777
5.00%, 6/1/2029 110,000 112,435
County of Clark Park
Improvement, Series
2018, G.O. Limited,
4.00%, 12/1/2038 40,000 40,309
4.00%, 12/1/2037 45,000 45,449
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Nevada - 4.1% continued
5.00%, 12/1/2033 $ 80,000 $ 84,037
5.00%, 12/1/2034 25,000 26,232
County of Clark Stadium
Improvements, Series
2018A, G.O. Limited,
5.00%, 6/1/2029 20,000 20,928
5.00%, 6/1/2032 105,000 109,457
5.00%, 6/1/2031 215,000 224,353
5.00%, 6/1/2030 25,000 26,108
County of Clark
Transportation
Improvement, Series
2018B, G.O. Limited,
5.00%, 12/1/2032 40,000 42,062
5.00%, 12/1/2030 90,000 94,875
5.00%, 12/1/2033 160,000 168,074
5.00%, 12/1/2029 15,000 15,859
5.00%, 12/1/2034 150,000 157,393
County of Clark Detention
Center, Series 2019, G.O.
Limited,
5.00%, 6/1/2032 90,000 95,844
5.00%, 6/1/2033 60,000 63,781
County of Clark Department
of Aviation, Series 2019B,
Revenue,
5.00%, 7/1/2031 30,000 31,973
5.00%, 7/1/2033 35,000 37,167
County of Clark Airport
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2028 50,000 52,412
5.00%, 7/1/2032 160,000 170,216
5.00%, 7/1/2034 35,000 37,089
County of Clark Department
of Aviation, Series 2019D,
Revenue,
5.00%, 7/1/2030 25,000 26,685
County of Clark Airport
System, Series 2019D,
Revenue, Refunding,
5.00%, 7/1/2026 45,000 45,000
5.00%, 7/1/2031 45,000 47,960
County of Clark Passenger
Facility Charge, Series
2019E, Revenue,
5.00%, 7/1/2031 30,000 31,973
County of Clark Las Vegas-
McCarran International
Airport Passenger Facility
Charge, Series 2019E,
Revenue, Refunding,
5.00%, 7/1/2027 55,000 56,422
5.00%, 7/1/2030 35,000 37,358
County of Clark Nevada
Highway Improvement,
Series 2022, Revenue,
5.00%, 7/1/2036 15,000 16,498

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Nevada - 4.1% continued
County of Clark Highway
Improvement, Series
2022, Revenue, AG
Insured,
5.00%, 7/1/2031 $ 10,000 $ 11,048
5.00%, 7/1/2032 35,000 39,129
5.00%, 7/1/2034 35,000 38,863
County of Clark Highway
Improvement, Series
2023, Revenue,
5.00%, 7/1/2034 20,000 22,538
5.00%, 7/1/2035 80,000 89,645
5.00%, 7/1/2033 30,000 33,940
5.00%, 7/1/2037 190,000 210,604
County of Clark Airport
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2032 30,000 33,521
5.00%, 7/1/2031 115,000 127,051
5.00%, 7/1/2028 70,000 73,377
County of Clark Airport
System, Series 2024B,
Revenue,
5.00%, 7/1/2029 10,000 10,687
County of Clark Highway
Improvement, Series
2025, Revenue,
5.00%, 7/1/2031 25,000 27,620
Las Vegas Valley Water
District Series 2021A,
G.O. Limited, Refunding,
5.00%, 6/1/2029 45,000 48,137
5.00%, 6/1/2030 60,000 65,434
5.00%, 6/1/2028 155,000 162,534
Las Vegas Valley Water
District Series 2021C,
G.O. Limited,
5.00%, 6/1/2031 15,000 16,631
5.00%, 6/1/2027 45,000 46,044
Las Vegas Valley Water
District Series 2021C,
G.O. Limited, Refunding,
5.00%, 6/1/2029 100,000 106,970
5.00%, 6/1/2030 15,000 16,359
Las Vegas Valley Water
District Series 2022C,
G.O. Limited,
5.00%, 6/1/2030 20,000 21,811
Las Vegas Valley Water
District Series 2022C,
G.O. Limited, Refunding,
5.00%, 6/1/2032 70,000 78,781
5.00%, 6/1/2031 135,000 149,679
Las Vegas Valley Water
District Series 2024A,
G.O. Limited, Refunding,
5.00%, 6/1/2034 25,000 28,782
5.00%, 6/1/2033 40,000 45,559
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Nevada - 4.1% continued
Las Vegas Valley Water
District Series 2026A,
G.O. Limited,
5.00%, 6/1/2031 $ 30,000 $ 33,262
5.00%, 6/1/2032 30,000 33,763
State of Nevada Series
2019A, G.O. Limited,
Refunding,
5.00%, 5/1/2029 35,000 37,370
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2038 110,000 122,645
5.00%, 5/1/2039 30,000 33,320
5.00%, 5/1/2040 75,000 82,961
State of Nevada Series
2026A, G.O. Limited,
5.00%, 5/1/2038 160,000 182,843
State of Nevada Highway
Improvement, Series
2017, Revenue,
5.00%, 12/1/2030 160,000 163,614
5.00%, 12/1/2031 55,000 56,207
State of Nevada Highway
Improvement, Series
2018, Revenue,
5.00%, 12/1/2031 200,000 209,052
Truckee Meadows Water
Authority Series 2016,
Revenue, Pre-Refunded,
5.00%, 7/1/2033
(d)
25,000 25,000
Truckee Meadows Water
Authority Series 2017,
Revenue, Refunding,
5.00%, 7/1/2029 125,000 128,043
5.00%, 7/1/2028 65,000 66,627
5.00%, 7/1/2030 85,000 87,001
6,438,286
New Hampshire - 0 .2%
National Finance Authority
Winston Salem
Sustainable Energy
Partners, Series 2025A,
Revenue,
5.00%, 12/1/2035 35,000 38,568
New Hampshire Health
and Education Facilities
Authority University
System of New
Hampshire, Series 2023,
Revenue, Refunding, BAM
Insured,
5.00%, 7/1/2028 30,000 31,453
New Hampshire Health
and Education Facilities
Authority Act University
System, Series 2023,
Revenue, BAM Insured,
5.00%, 7/1/2029 110,000 117,528
5.00%, 7/1/2031 20,000 22,017

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New Hampshire - 0.2% continued
New Hampshire Municipal
Bond Bank Series 2025B,
Revenue,
5.00%, 8/15/2027 $ 30,000 $ 30,851
State of New Hampshire
Series 2025B, G.O.
Unlimited, Refunding,
5.00%, 11/1/2026 95,000 95,754
336,171
New Jersey - 0 .7%
New Jersey Economic
Development Authority
House Project, Series
2017B, Revenue, BAM
Insured,
4.13%, 6/15/2039 25,000 25,249
New Jersey Economic
Development Authority
School Facilities
Construction, Series
2017DDD, Revenue,
Pre-Refunded,
5.00%, 6/15/2030
(d)
15,000 15,359
New Jersey Economic
Development Authority
School Facilities
Construction Program,
Series 2019LLL, Revenue,
5.00%, 6/15/2035 35,000 37,161
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2030 35,000 37,507
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2022A,
Revenue,
5.00%, 11/1/2031 35,000 38,681
New Jersey Educational
Facilities Authority
Princeton University,
Series A2, Revenue,
Mandatory Put,
5.00%, 7/1/2064
(a)(b)
25,000 28,720
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2014BB2, Revenue,
5.00%, 6/15/2032 25,000 27,424
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2016A1, Revenue,
5.00%, 6/15/2029 30,000 30,045
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New Jersey - 0.7% continued
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2018A, Revenue,
Refunding,
4.00%, 12/15/2031 $ 25,000 $ 25,505
5.00%, 6/15/2031 55,000 55,077
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2021A, Revenue,
Refunding,
5.00%, 6/15/2032 20,000 21,939
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022CC, Revenue,
5.00%, 6/15/2040 60,000 64,961
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2023A, Revenue,
Refunding,
4.25%, 6/15/2040 120,000 121,477
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2023AA, Revenue,
5.00%, 6/15/2040 15,000 16,316
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2023AA, Revenue,
Refunding,
5.00%, 6/15/2035 55,000 61,487
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2023BB, Revenue,
5.00%, 6/15/2039 20,000 21,972
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2024A, Revenue,
Refunding,
5.00%, 6/15/2035 40,000 45,578
5.25%, 6/15/2039 170,000 191,786
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2024CC, Revenue,
5.00%, 6/15/2035 30,000 34,183
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2025AA, Revenue,
5.00%, 6/15/2038 150,000 169,179

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New Jersey - 0.7% continued
New Jersey Turnpike
Authority Series 2017G,
Revenue, Refunding,
5.00%, 1/1/2035 $ 60,000 $ 61,673
South Jersey Transportation
Authority Transportation
System, Series 2022A,
Revenue,
5.00%, 11/1/2040 30,000 32,287
1,163,566
New Mexico - 0 .3%
New Mexico Finance
Authority State
Transportation
Commission, Series
2018A, Revenue,
Refunding,
5.00%, 6/15/2030 60,000 62,721
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2023B, Revenue,
5.00%, 6/1/2033 15,000 17,054
5.00%, 6/1/2032 90,000 101,028
5.00%, 6/1/2034 35,000 39,619
New Mexico Municipal
Energy Acquisition
Authority Series 2025,
Revenue, Refunding,
Mandatory Put,
5.00%, 6/1/2054
(a)(b)
120,000 127,607
State of New Mexico Capital
Project, Series 2025, G.O.
Unlimited,
5.00%, 3/1/2035 70,000 75,033
State of New Mexico
Severance Tax Permanent
Fund, Series 2021A,
Revenue,
5.00%, 7/1/2031 25,000 27,632
450,694
New York - 4 .8%
City of New York Series
2006I4, G.O. Unlimited,
Refunding,
5.00%, 4/1/2035 50,000 56,293
City of New York Series
2008J10, G.O. Unlimited,
5.00%, 8/1/2026 5,000 5,009
City of New York Series
2008L5, G.O. Unlimited,
5.00%, 4/1/2034 10,000 10,864
City of New York Series
2017A1, G.O. Unlimited,
5.00%, 8/1/2033 75,000 75,135
City of New York Series
2017B, G.O. Unlimited,
5.00%, 12/1/2031 70,000 70,687
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 4.8% continued
City of New York Series
2018C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2029 $ 60,000 $ 62,193
City of New York Series
2018E1, G.O. Unlimited,
5.00%, 3/1/2032 75,000 77,693
5.00%, 3/1/2039 45,000 46,193
City of New York Series
2018F1, G.O. Unlimited,
5.00%, 4/1/2038 70,000 72,005
City of New York Series
2019D1, G.O. Unlimited,
5.00%, 12/1/2038 40,000 41,528
City of New York Series
2019E, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 45,000 47,317
5.00%, 8/1/2034 25,000 26,154
City of New York Series
2020A1, G.O. Unlimited,
5.00%, 8/1/2039 75,000 78,131
City of New York Series
2020C1, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 80,000 86,423
5.00%, 8/1/2032 20,000 21,546
City of New York Series
2020D1, G.O. Unlimited,
5.00%, 3/1/2037 40,000 42,250
City of New York Series
2021F1, G.O. Unlimited,
5.00%, 3/1/2037 55,000 59,023
City of New York Series
2023-1, G.O. Unlimited,
5.00%, 8/1/2032 45,000 50,147
City of New York Series
2023B1, G.O. Unlimited,
5.25%, 10/1/2040 35,000 38,334
City of New York Series
2023E1, G.O. Unlimited,
5.00%, 4/1/2034 25,000 27,919
5.00%, 4/1/2035 35,000 38,895
5.00%, 4/1/2038 35,000 38,213
5.00%, 4/1/2040 25,000 27,109
City of New York Series
2023F1, G.O. Unlimited,
Refunding,
5.00%, 8/1/2035 75,000 83,585
City of New York Series
2024A, G.O. Unlimited,
5.00%, 8/1/2040 30,000 32,597
City of New York Series
2024C, G.O. Unlimited,
5.00%, 3/1/2037 30,000 33,310
City of New York Series
2024D, G.O. Unlimited,
5.00%, 4/1/2039 25,000 27,484

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 4.8% continued
City of New York Series
2025E, G.O. Unlimited,
5.00%, 8/1/2040 $ 15,000 $ 16,534
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2039 10,000 11,149
City of New York Series
2026G, G.O. Unlimited,
5.00%, 2/1/2040 200,000 224,040
City of New York Series A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2026 15,000 15,028
City of New York Series C,
G.O. Unlimited, Refunding,
5.00%, 8/1/2026 5,000 5,009
County of Nassau Series
2016B, G.O. Limited,
Pre-Refunded,
5.00%, 10/1/2027 25,000 25,161
Empire State Development
Corp. Personal Income
Tax, Series 2020A,
Revenue,
5.00%, 3/15/2035 140,000 151,483
Empire State Development
Corp. Personal Income
Tax, Series 2020C,
Revenue, Refunding,
5.00%, 3/15/2035 55,000 59,511
5.00%, 3/15/2032 35,000 38,176
Empire State Development
Corp. Sales Tax, Series
2021A, Revenue,
Refunding,
3.00%, 3/15/2040 105,000 92,926
Empire State Development
Corp. Sales Tax, Series
2023A, Revenue,
5.00%, 3/15/2034 55,000 63,146
5.00%, 3/15/2039 65,000 72,296
Long Island Power Authority
Electric System, Series
2023E, Revenue,
5.00%, 9/1/2038 45,000 50,264
Metropolitan Transportation
Authority Series 2017C1,
Revenue, Refunding,
4.00%, 11/15/2037 100,000 100,239
Metropolitan Transportation
Authority Series 2024A,
Revenue,
5.00%, 11/15/2035 25,000 28,077
Metropolitan Transportation
Authority Series B2,
Revenue, Refunding,
5.00%, 11/15/2029 55,000 55,470
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 4.8% continued
Nassau County Interim
Finance Authority Sales
Tax, Series 2024A,
Revenue,
5.00%, 11/15/2029 $ 30,000 $ 32,614
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2021CC2,
Revenue,
5.00%, 6/15/2028 25,000 25,283
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2021CC3,
Revenue, Refunding,
5.00%, 6/15/2032 25,000 27,634
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2026DD, Revenue,
5.00%, 6/15/2038 100,000 117,604
New York City Transitional
Finance Authority Future
Tax Secured, Series
2018C2, Revenue,
5.00%, 5/1/2037 30,000 30,958
New York City Transitional
Finance Authority Building
Aid, Series 2018S3,
Revenue, State Aid
Withholding,
5.25%, 7/15/2035 55,000 57,512
New York City Transitional
Finance Authority Future
Tax Secured, Series
2019A1, Revenue,
5.00%, 8/1/2036 135,000 140,087
New York City Transitional
Finance Authority Future
Tax Secured, Series
2019C1, Revenue,
5.00%, 11/1/2039 30,000 31,323
New York City Transitional
Finance Authority Future
Tax Secured, Series
2021C1, Revenue,
5.00%, 5/1/2034 65,000 70,231
New York City Transitional
Finance Authority Future
Tax Secured, Series
2021D1, Revenue,
5.00%, 11/1/2026 45,000 45,366
New York City Transitional
Finance Authority Future
Tax Secured, Series
2021F1, Revenue,
Refunding,
5.00%, 11/1/2026 45,000 45,366

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 4.8% continued
New York City Transitional
Finance Authority Series
2022B1, Revenue,
5.00%, 8/1/2034 $ 50,000 $ 54,376
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022C1, Revenue,
5.00%, 2/1/2030 50,000 53,850
5.00%, 2/1/2035 25,000 27,382
New York City Transitional
Finance Authority Series
2022S-1A, Revenue, State
Aid Withholding,
5.00%, 7/15/2033 40,000 43,981
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023A1, Revenue,
5.00%, 8/1/2039 60,000 64,847
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023B1, Revenue,
Refunding,
5.00%, 11/1/2033 160,000 177,969
5.25%, 11/1/2036 45,000 50,184
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023D1, Revenue,
5.25%, 11/1/2038 20,000 22,078
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023E1, Revenue,
Refunding,
5.00%, 11/1/2035 20,000 22,270
5.00%, 11/1/2037 10,000 11,007
5.00%, 11/1/2036 20,000 22,128
5.00%, 11/1/2039 70,000 76,197
New York City Transitional
Finance Authority Series
2023F1, Revenue,
5.00%, 2/1/2041 30,000 32,407
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024A1, Revenue,
5.00%, 5/1/2039 100,000 109,068
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024B, Revenue,
5.00%, 5/1/2038 25,000 27,569
5.00%, 5/1/2039 50,000 54,826
5.00%, 5/1/2037 65,000 72,158
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 4.8% continued
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024C, Revenue,
5.00%, 5/1/2037 $ 150,000 $ 166,518
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024D1, Revenue,
Refunding,
5.00%, 11/1/2040 10,000 10,948
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.00%, 5/1/2037 35,000 39,085
5.00%, 5/1/2039 50,000 55,112
5.00%, 5/1/2040 55,000 60,356
New York City Transitional
Finance Authority Series
2025A1, Revenue,
5.00%, 11/1/2031 40,000 44,260
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025A1, Revenue,
Refunding,
5.00%, 11/1/2037 35,000 39,189
New York City Transitional
Finance Authority Series
2025B1, Revenue,
5.00%, 11/1/2037 25,000 27,992
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025D, Revenue,
5.00%, 5/1/2034 200,000 227,368
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025F1, Revenue,
Refunding,
5.00%, 11/1/2038 35,000 39,124
5.00%, 11/1/2040 35,000 38,678
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025G1, Revenue,
Refunding,
5.00%, 11/1/2037 10,000 11,259
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2032 45,000 50,380
5.00%, 11/1/2036 15,000 17,009

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 4.8% continued
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025J1, Revenue,
Refunding,
5.00%, 11/1/2029 $ 15,000 $ 16,088
New York City Transitional
Finance Authority Series
2026B, Revenue,
5.00%, 5/1/2039 10,000 11,189
5.00%, 5/1/2040 175,000 194,803
New York City Transitional
Finance Authority Series
2026I, Revenue,
5.00%, 11/1/2039 205,000 230,895
New York City Transitional
Finance Authority Future
Tax Secured, Series B1,
Revenue,
5.00%, 8/1/2036 100,000 103,768
5.00%, 8/1/2038 35,000 36,199
New York City Transitional
Finance Authority Future
Tax Secured, Series C,
Revenue, Refunding,
5.00%, 11/1/2033 95,000 96,661
New York State Dormitory
Authority Sales Tax,
Series 2016A, Revenue,
5.00%, 3/15/2032 100,000 100,495
5.00%, 3/15/2035 50,000 50,221
5.00%, 2/15/2034 65,000 65,165
New York State Dormitory
Authority Sales Tax,
Series 2017A, Revenue,
5.00%, 3/15/2038 130,000 131,735
New York State Dormitory
Authority Personal
Income Tax, Series
2017B, Revenue,
5.00%, 2/15/2039 35,000 35,644
New York State Dormitory
Authority Personal Income
Tax, Series 2017B,
Revenue, Refunding,
5.00%, 2/15/2037 30,000 30,615
New York State Dormitory
Authority School District,
Series 2018A, Revenue,
State Aid Withholding,
5.00%, 10/1/2030 55,000 55,344
5.00%, 10/1/2028 40,000 40,252
5.00%, 10/1/2027 55,000 55,341
5.00%, 10/1/2032 65,000 65,391
5.00%, 10/1/2033 75,000 75,428
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 4.8% continued
New York State Dormitory
Authority Sales Tax,
Series 2018C, Revenue,
Refunding,
5.00%, 3/15/2035 $ 25,000 $ 25,880
New York State Dormitory
Authority Sales Tax,
Series 2018E, Revenue,
5.00%, 3/15/2030 40,000 42,123
New York State Dormitory
Authority New York
University, Series 2019A,
Revenue,
5.00%, 7/1/2035 60,000 63,662
5.00%, 7/1/2039 20,000 21,029
5.00%, 7/1/2038 55,000 57,990
New York State Dormitory
Authority Personal Income
Tax, Series 2019A,
Revenue, Refunding,
5.00%, 3/15/2034 15,000 15,847
5.00%, 3/15/2040 25,000 26,132
New York State Dormitory
Authority Personal Income
Tax, Series 2021A,
Revenue, Refunding,
5.00%, 3/15/2032 35,000 38,401
5.00%, 3/15/2034 10,000 10,920
New York State Dormitory
Authority Personal
Income Tax, Series
2021E, Revenue,
4.00%, 3/15/2040 15,000 15,054
New York State Dormitory
Authority School District,
Series 2022A, Revenue,
BAM Insured,
5.00%, 10/1/2026 50,000 50,310
New York State Dormitory
Authority Personal Income
Tax, Series 2022A,
Revenue, Refunding,
4.00%, 3/15/2034 60,000 62,336
New York State Dormitory
Authority School District,
Series 2023A, Revenue,
AG Insured,
5.00%, 10/1/2036 90,000 98,394
5.00%, 10/1/2037 180,000 196,125
New York State Dormitory
Authority School District,
Series 2024A, Revenue,
AG Insured,
5.00%, 10/1/2036 20,000 22,104
New York State Dormitory
Authority New York
University, Series 2026A,
Revenue,
5.00%, 7/1/2039
(c)
30,000 34,403

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 4.8% continued
New York State
Environmental Facilities
Corp. Municipal Water
Finance Authority
Projects, Series 2023B,
Revenue, Refunding,
5.00%, 6/15/2030 $ 15,000 $ 16,436
5.00%, 6/15/2033 40,000 45,965
New York State
Environmental Facilities
Corp. Municipal Water
Finance Authority
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 6/15/2035 25,000 29,017
5.00%, 6/15/2037 30,000 34,332
New York State Thruway
Authority Personal
Income Tax, Series
2019B, Revenue, AG
Insured,
4.00%, 1/1/2040 100,000 100,294
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2039 100,000 112,998
New York State Thruway
Authority Series P,
Revenue,
5.00%, 1/1/2039 100,000 111,949
Port Authority of New York
& New Jersey Series 244,
Revenue,
5.00%, 7/15/2036 15,000 17,218
State of New York Series
2023B, G.O. Unlimited,
5.00%, 3/15/2030 40,000 43,828
Town of Hempstead Series
2025A, G.O. Limited,
4.00%, 6/1/2039 15,000 15,488
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2021C-
1A, Revenue,
5.00%, 5/15/2040 20,000 21,543
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2023A,
Revenue, Refunding,
5.00%, 11/15/2026 35,000 35,316
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2023B,
Revenue,
5.00%, 11/15/2028 40,000 42,099
5.00%, 11/15/2033 25,000 28,522
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 4.8% continued
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2023B1, Revenue,
5.00%, 11/15/2039 $ 50,000 $ 55,201
5.00%, 11/15/2040 50,000 54,892
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2025A,
Revenue,
5.00%, 12/1/2033 10,000 11,460
Trust for Cultural Resources
of The City of New York
(The) Museum of Modern
Art (The), Series 2016E1,
Revenue, Refunding,
4.00%, 4/1/2031 80,000 80,245
Trust for Cultural Resources
of The City of New York
(The) Lincoln Center for
the Performing Arts, Inc.,
Series 2020A, Revenue,
Refunding,
5.00%, 12/1/2031 120,000 130,351
Utility Debt Securitization
Authority Series 2023TE1,
Revenue, Refunding,
5.00%, 12/15/2040 30,000 33,880
7,855,077
North Carolina - 0 .7%
City of Charlotte Water
& Sewer System,
Series 2020, Revenue,
Refunding,
5.00%, 7/1/2031 20,000 21,832
City of Charlotte Charlotte
Douglas International
Airport, Series 2021A,
Revenue,
5.00%, 7/1/2033 40,000 44,094
5.00%, 7/1/2037 55,000 59,395
City of Charlotte Charlotte
Douglas International
Airport, Series 2022A,
Revenue,
5.00%, 7/1/2040 45,000 48,711
City of Charlotte Water &
Sewer System, Series
2022A, Revenue,
Refunding,
5.00%, 7/1/2029 20,000 21,457
City of Raleigh Combined
Enterprise System,
Series 2023, Revenue,
Refunding,
5.00%, 9/1/2032 25,000 28,304

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
North Carolina - 0.7% continued
County of Cabarrus
Development Corp. Ltd.,
Series 2024A, Revenue,
Refunding,
5.00%, 8/1/2031 $ 20,000 $ 22,190
County of Guilford Series
2025, G.O. Unlimited,
5.00%, 3/1/2033 35,000 39,917
5.00%, 3/1/2035 50,000 58,367
County of Mecklenburg
Public Improvement,
Series 2016B, G.O.
Unlimited,
5.00%, 12/1/2027 65,000 65,673
County of Mecklenburg
Public Improvement,
Series 2017A, G.O.
Unlimited,
3.00%, 4/1/2036 30,000 29,057
3.00%, 4/1/2037 40,000 37,928
County of Mecklenburg
School, Series 2021, G.O.
Unlimited,
5.00%, 3/1/2030 20,000 21,743
County of Union Enterprise
System, Series 2021,
Revenue,
3.00%, 6/1/2037 20,000 19,052
County of Wake Series 2021,
G.O. Unlimited, Refunding,
5.00%, 4/1/2028 25,000 26,122
County of Wake Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 5/1/2031 80,000 88,722
County of Wake Series
2025A, G.O. Unlimited,
5.00%, 4/1/2029 30,000 32,018
County of Wake Series
2025A, Revenue,
5.00%, 5/1/2033 85,000 96,924
5.00%, 5/1/2037 50,000 57,239
5.00%, 5/1/2038 55,000 62,611
North Carolina Capital
Facilities Finance
Agency Duke University,
Series 2016B, Revenue,
Refunding,
5.00%, 10/1/2026 45,000 45,267
North Carolina Capital
Facilities Finance Agency
Wake Forest University,
Series 2026, Revenue,
5.00%, 1/1/2036 15,000 17,395
North Carolina Turnpike
Authority Triangle
Expressway, Series 2018,
Revenue, Refunding,
5.00%, 1/1/2040 35,000 36,073
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
North Carolina - 0.7% continued
North Carolina Turnpike
Authority Triangle
Expressway, Series
2018A, Revenue,
Refunding,
4.00%, 1/1/2033 $ 80,000 $ 81,150
State of North Carolina
Build NC, Series 2019A,
Revenue,
4.00%, 5/1/2033 20,000 20,536
State of North Carolina
Garvee, Series 2021,
Revenue,
5.00%, 3/1/2033 100,000 109,133
State of North Carolina
Build NC, Series 2022A,
Revenue,
5.00%, 5/1/2029 25,000 26,705
1,217,615
North Dakota - 0 .2%
North Dakota Public
Finance Authority State
Revolving Fund Program,
Series 2024A, Revenue,
Refunding,
5.00%, 10/1/2031 105,000 116,857
5.00%, 10/1/2032 35,000 39,506
5.00%, 10/1/2034 105,000 121,101
277,464
Ohio - 2 .0%
American Municipal Power,
Inc. Prairie State Energy
Campus, Series 2021A,
Revenue, Refunding,
5.00%, 2/15/2033 30,000 32,110
Cincinnati School District
Classroom Construction
& Improvement, Series
2006, G.O. Unlimited,
Refunding, NATL Insured,
5.25%, 12/1/2026 35,000 35,390
City of Columbus Various
Purpose, Series 2022A,
G.O. Unlimited,
5.00%, 4/1/2035 60,000 66,511
5.00%, 4/1/2038 20,000 21,916
City of Columbus Various
Purpose, Series 2023A,
G.O. Unlimited,
5.00%, 8/15/2028 20,000 21,058
5.00%, 8/15/2035 140,000 158,322
City of Columbus Various
Purpose, Series 2024A,
G.O. Unlimited,
5.00%, 8/15/2030 10,000 10,941

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Ohio - 2.0% continued
County of Hamilton Sales
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2029 $ 85,000 $ 85,872
Northeast Ohio Regional
Sewer District Series
2024, Revenue,
Refunding,
5.00%, 11/15/2029 20,000 21,584
Ohio Higher Educational
Facility Commission
Case Western Reserve
University, Series 2016,
Revenue, Refunding,
3.25%, 12/1/2034 25,000 24,681
Ohio State University (The)
Multiyear Debt Issuance
Program II, Series 2021A,
Revenue,
5.00%, 12/1/2030 15,000 16,469
5.00%, 12/1/2031 15,000 16,720
5.00%, 12/1/2034 70,000 77,180
Ohio Turnpike &
Infrastructure
Commission Series
2018A, Revenue,
5.00%, 2/15/2037 50,000 51,381
Ohio Turnpike &
Infrastructure
Commission Series
2022A, Revenue,
5.00%, 2/15/2032 25,000 27,888
Ohio Water Development
Authority Water Pollution
Control, Series 2020A,
Revenue,
5.00%, 6/1/2030 20,000 21,793
5.00%, 12/1/2030 40,000 43,532
5.00%, 12/1/2033 130,000 140,201
5.00%, 6/1/2032 25,000 27,082
5.00%, 6/1/2033 45,000 48,596
Ohio Water Development
Authority Drinking Water
Assistance, Series 2021A,
Revenue,
5.00%, 12/1/2038 35,000 37,793
Ohio Water Development
Authority Series 2023A,
Revenue,
5.00%, 12/1/2038 35,000 39,005
Ohio Water Development
Authority Water Pollution
Control, Series 2023A,
Revenue, Refunding,
5.00%, 12/1/2029 20,000 21,590
5.00%, 12/1/2030 40,000 43,966
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Ohio - 2.0% continued
Ohio Water Development
Authority Water Pollution
Control, Series 2023B,
Revenue,
5.00%, 12/1/2038 $ 30,000 $ 33,226
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 12/1/2030 45,000 49,422
5.00%, 12/1/2033 75,000 85,399
Ohio Water Development
Authority Water Pollution
Control, Series 2024A,
Revenue,
5.00%, 12/1/2039 35,000 39,039
Ohio Water Development
Authority Water Pollution
Control, Series 2024B,
Revenue, Refunding,
5.00%, 6/1/2033 15,000 17,072
Ohio Water Development
Authority Water Pollution
Control, Series 2024D,
Revenue,
5.00%, 12/1/2031 95,000 105,977
5.00%, 12/1/2029 40,000 43,179
5.00%, 12/1/2032 50,000 56,552
5.00%, 12/1/2033 75,000 85,834
Ohio Water Development
Authority Water Pollution
Control, Series 2025,
Revenue,
5.00%, 12/1/2034 130,000 150,130
5.00%, 6/1/2035 65,000 75,272
State of Ohio Higher
Education, Series 2025A,
G.O. Limited,
5.00%, 5/1/2029 50,000 53,409
5.00%, 5/1/2036 20,000 22,811
State of Ohio Infrastructure
Improvement, Series
2017B, G.O. Unlimited,
Refunding,
5.00%, 9/1/2028 85,000 89,598
State of Ohio Common
School, Series 2019A,
G.O. Unlimited,
5.00%, 5/1/2027 15,000 15,322
5.00%, 6/15/2030 45,000 49,070
State of Ohio Higher
Education, Series 2021A,
G.O. Unlimited,
5.00%, 5/1/2033 45,000 49,395
5.00%, 6/15/2030 90,000 98,140
5.00%, 5/1/2032 105,000 115,705
5.00%, 6/15/2032 25,000 27,617
5.00%, 6/15/2033 55,000 60,581

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Ohio - 2.0% continued
State of Ohio Infrastructure
Improvement, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 3/15/2035 $ 20,000 $ 22,541
5.00%, 9/1/2035 35,000 39,619
State of Ohio Infrastructure
Improvement, Series
2025A, G.O. Unlimited,
5.00%, 3/1/2036 30,000 34,531
State of Ohio Higher
Education, Series 2025C,
G.O. Unlimited,
5.00%, 11/1/2034 100,000 115,398
5.00%, 11/1/2039 125,000 140,814
State of Ohio Higher
Education, Series 2025D,
G.O. Unlimited,
5.00%, 11/1/2035 80,000 92,027
State of Ohio Infrastructure
Improvement, Series
2026A, G.O. Unlimited,
5.00%, 3/1/2036 70,000 81,584
State of Ohio Highway
Capital Improvement,
Series V, G.O. Unlimited,
5.00%, 5/1/2031 20,000 20,867
State of Ohio Highway
Capital Improvement,
Series Z, G.O. Unlimited,
5.00%, 5/1/2037 50,000 57,941
State of Ohio Major New
Infrastructure Project,
Series 2019-1, Revenue,
5.00%, 12/15/2030 100,000 109,897
State of Ohio Adult
Correctional Building
Fund, Series 2025A,
Revenue,
5.00%, 12/1/2030 25,000 27,457
5.00%, 10/1/2034 30,000 34,498
3,191,505
Oklahoma - 1 .2%
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2017,
Revenue,
5.00%, 9/1/2028 65,000 65,243
County of Oklahoma Series
2025, G.O. Limited,
4.00%, 11/1/2034 20,000 21,364
5.00%, 11/1/2031 50,000 55,655
5.00%, 11/1/2032 35,000 39,435
Grand River Dam Authority
Series 2016A, Revenue,
Refunding,
5.00%, 6/1/2031 170,000 171,588
5.00%, 6/1/2032 55,000 55,498
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Oklahoma - 1.2% continued
Grand River Dam Authority
Series 2023, Revenue,
5.00%, 6/1/2039 $ 65,000 $ 71,378
5.00%, 6/1/2041 15,000 16,357
5.00%, 6/1/2037 75,000 83,118
Oklahoma Capitol
Improvement Authority
State Highway Capital
Improvement, Series
2016, Revenue,
4.00%, 7/1/2032 100,000 100,000
Oklahoma Capitol
Improvement Authority
State Highway Capital
Improvement, Series
2016, Revenue,
Refunding,
5.00%, 7/1/2031 20,000 20,000
Oklahoma Capitol
Improvement Authority
State Facilities, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2028 90,000 94,450
5.00%, 7/1/2027 20,000 20,505
Oklahoma County Finance
Authority Choctaw-
Nicoma Park Public
School Project, Series
2023, Revenue,
5.00%, 9/1/2036 30,000 32,683
Oklahoma County Finance
Authority Midwest City-
Del City Public Schools
Project, Series 2024,
Revenue, BAM Insured,
5.00%, 10/1/2036 55,000 61,760
5.00%, 10/1/2035 75,000 84,559
Oklahoma State University
Agricultural & Mechanical
Colleges University,
Series 2020A, Revenue,
Refunding,
5.00%, 9/1/2029 35,000 37,436
5.00%, 9/1/2032 100,000 108,428
5.00%, 9/1/2031 115,000 125,226
5.00%, 9/1/2030 30,000 32,652
5.00%, 9/1/2026 5,000 5,017
Oklahoma Turnpike Authority
Turnpike System, Series
2017C, Revenue,
5.00%, 1/1/2035 135,000 136,328
Oklahoma Turnpike Authority
Turnpike System, Series
2018A, Revenue,
5.00%, 1/1/2032 60,000 60,638
5.00%, 1/1/2036 60,000 60,590

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Oklahoma - 1.2% continued
Oklahoma Turnpike Authority
Turnpike System, Series
2020A, Revenue,
Refunding,
5.00%, 1/1/2028 $ 65,000 $ 67,490
5.00%, 1/1/2027 80,000 80,978
Oklahoma Turnpike Authority
Series 2025A, Revenue,
5.00%, 1/1/2036 20,000 22,902
Tulsa County Industrial
Authority Owasso Public
Schools Project, Series
2025, Revenue,
5.00%, 9/1/2032 30,000 33,423
University of Oklahoma (The)
Series 2025A, Revenue,
BAM Insured,
5.00%, 7/1/2032 15,000 16,769
University of Oklahoma (The)
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 7/1/2038 25,000 28,082
1,809,552
Oregon - 1 .1%
City of Portland Sewer
System, Series 2018A,
Revenue,
4.50%, 5/1/2036 20,000 20,018
City of Portland Sewer
System, Series 2023A,
Revenue, Refunding,
5.00%, 12/1/2033 15,000 17,064
City of Portland Water
System, Series 2024A,
Revenue, Refunding,
5.00%, 5/1/2031 25,000 27,657
City of Portland Sewer
System, Series 2025A,
Revenue, Refunding,
5.00%, 10/1/2034 15,000 17,276
Deschutes Public Library
District Series 2021, G.O.
Unlimited,
4.00%, 6/1/2034 40,000 41,687
Hillsboro School District
No. 1J Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2029 10,000 10,233
5.00%, 6/15/2032 30,000 30,646
5.00%, 6/15/2031 30,000 30,669
Multnomah County School
District No. 1J Portland,
Series 2023, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2027 10,000 10,241
5.00%, 6/15/2033 45,000 51,309
5.00%, 6/15/2040 20,000 22,028
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Oregon - 1.1% continued
Oregon State Lottery Series
2022A, Revenue,
5.00%, 4/1/2036 $ 35,000 $ 38,592
5.00%, 4/1/2038 20,000 21,854
Oregon State Lottery Series
2023A, Revenue, Moral
Obligation,
5.00%, 4/1/2034 45,000 50,933
5.00%, 4/1/2035 30,000 33,774
5.00%, 4/1/2040 30,000 32,855
Oregon State Lottery
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2038 15,000 17,048
5.00%, 4/1/2040 10,000 11,195
5.00%, 4/1/2039 150,000 169,344
Oregon State Lottery Series
A, Revenue,
5.00%, 4/1/2034 35,000 35,569
5.00%, 4/1/2035 40,000 40,626
Portland Community College
District Series 2023, G.O.
Unlimited,
5.00%, 6/15/2038 80,000 88,832
Salem-Keizer School District
No. 24J Series 2018, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2029 30,000 31,446
5.00%, 6/15/2032 20,000 20,888
State of Oregon Article XI-Q
State Project, Series
2017A, G.O. Unlimited,
5.00%, 5/1/2027 40,000 40,863
State of Oregon Article XI-Q
State Project, Series
2019A, G.O. Unlimited,
5.00%, 5/1/2030 20,000 21,320
5.00%, 5/1/2034 35,000 37,038
State of Oregon Article XI-Q
State Project, Series
2021A, G.O. Unlimited,
5.00%, 5/1/2032 85,000 93,827
5.00%, 5/1/2034 35,000 38,332
5.00%, 5/1/2033 35,000 38,440
State of Oregon Article XI-Q
State Project, Series
2023A, G.O. Unlimited,
5.00%, 5/1/2035 35,000 39,463
State of Oregon Article XI-Q
State Project, Series
2025A, G.O. Unlimited,
5.00%, 5/1/2037 35,000 39,989
State of Oregon Article XI-Q
State Project, Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 5/1/2036 70,000 80,771
5.00%, 5/1/2039 30,000 33,785

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Oregon - 1.1% continued
State of Oregon Department
of Transportation, Series
2022A, Revenue,
5.00%, 11/15/2037 $ 40,000 $ 44,445
5.00%, 11/15/2040 45,000 49,351
State of Oregon Department
of Transportation, Series
2023A, Revenue,
5.00%, 11/15/2038 95,000 105,278
State of Oregon Department
of Transportation, Series
2024, Revenue,
5.00%, 5/15/2035 40,000 45,599
5.00%, 5/15/2037 20,000 22,557
5.00%, 5/15/2038 25,000 28,091
State of Oregon Department
of Transportation,
Series 2024A, Revenue,
Refunding,
5.00%, 11/15/2030 15,000 16,483
Washington & Clackamas
Counties School District
No. 23J Tigard-Tualatin,
Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2030 20,000 20,475
1,667,891
Pennsylvania - 2 .9%
City of Philadelphia Series
2025A, G.O. Unlimited,
5.00%, 8/1/2036 10,000 11,427
City of Philadelphia Water
& Wastewater, Series
2020A, Revenue,
Refunding,
5.00%, 11/1/2040 100,000 106,490
City of Philadelphia Water
& Wastewater, Series
2023B, Revenue, AG
Insured,
5.00%, 9/1/2038 30,000 33,326
5.00%, 9/1/2039 45,000 49,774
City of Philadelphia Water
& Wastewater, Series
2024C, Revenue, AG
Insured,
5.00%, 9/1/2037 35,000 39,550
5.00%, 9/1/2036 35,000 39,825
5.00%, 9/1/2040 40,000 44,654
Commonwealth of
Pennsylvania Series 2016-
2, G.O. Unlimited,
5.00%, 9/15/2029 70,000 70,348
Commonwealth of
Pennsylvania Series 2020-
1, G.O. Unlimited,
5.00%, 5/1/2029 25,000 26,691
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Pennsylvania - 2.9% continued
Commonwealth of
Pennsylvania Series 2022-
1, G.O. Unlimited,
5.00%, 10/1/2033 $ 35,000 $ 39,330
5.00%, 10/1/2032 45,000 50,705
5.00%, 10/1/2026 40,000 40,243
5.00%, 10/1/2036 20,000 22,173
Commonwealth of
Pennsylvania Series 2024-
1, G.O. Unlimited,
5.00%, 8/15/2034 145,000 166,448
5.00%, 8/15/2035 25,000 28,432
5.00%, 8/15/2039 30,000 33,587
Commonwealth of
Pennsylvania Series 2026-
1, G.O. Unlimited,
5.00%, 4/1/2039 80,000 91,090
Delaware Valley Regional
Finance Authority Series
1998A, Revenue, AMBAC
Insured,
5.50%, 8/1/2028 60,000 63,227
Delaware Valley Regional
Finance Authority Series
2002, Revenue,
5.75%, 7/1/2032 30,000 34,430
Delaware Valley Regional
Finance Authority Series
A, Revenue,
5.50%, 6/1/2037 35,000 41,623
Lehigh County Authority
Series 2024, Revenue,
BAM Insured,
5.00%, 12/1/2040 70,000 77,586
Pennsylvania Higher
Educational Facilities
Authority Drexel
University, Series 2020A,
Revenue, Refunding, AG
Insured,
4.00%, 5/1/2040 25,000 25,014
Pennsylvania Turnpike
Commission Registration
Fee, Series 2005A,
Revenue, AG Insured,
5.25%, 7/15/2029 10,000 10,734
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2016, Revenue,
Refunding,
5.00%, 12/1/2030 90,000 90,831
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2029 85,000 85,804
5.00%, 12/1/2028 55,000 55,530
5.00%, 12/1/2031 75,000 75,606

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Pennsylvania - 2.9% continued
Pennsylvania Turnpike
Commission Turnpike,
Series 2016A3, Revenue,
Refunding,
5.00%, 12/1/2030 $ 35,000 $ 35,297
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
4.00%, 12/1/2036 10,000 10,100
5.00%, 12/1/2032 35,000 36,051
5.00%, 12/1/2032 100,000 103,003
5.00%, 12/1/2035 60,000 61,621
Pennsylvania Turnpike
Commission Turnpike,
Series 2017A, Revenue,
AG Insured,
4.00%, 12/1/2037 75,000 75,183
Pennsylvania Turnpike
Commission Turnpike,
Series 2018A2, Revenue,
5.00%, 12/1/2038 75,000 78,007
Pennsylvania Turnpike
Commission Turnpike,
Series 2019A, Revenue,
5.00%, 12/1/2032 100,000 106,880
5.00%, 12/1/2034 105,000 111,886
5.00%, 12/1/2038 50,000 52,724
Pennsylvania Turnpike
Commission Turnpike,
Series 2021B, Revenue,
4.00%, 12/1/2036 75,000 76,686
5.00%, 12/1/2033 20,000 22,023
Pennsylvania Turnpike
Commission Turnpike,
Series 2021B, Revenue,
Refunding,
5.00%, 12/1/2034 25,000 27,249
Pennsylvania Turnpike
Commission Turnpike,
Series 2021C, Revenue,
Refunding,
4.00%, 12/1/2039 30,000 30,395
Pennsylvania Turnpike
Commission Turnpike,
Series 2022A, Revenue,
Refunding,
5.00%, 12/1/2033 55,000 61,751
5.00%, 12/1/2035 35,000 38,917
Pennsylvania Turnpike
Commission Series
2022B, Revenue,
5.00%, 12/1/2039 60,000 65,750
Pennsylvania Turnpike
Commission Turnpike,
Series 2023-1, Revenue,
Refunding,
5.00%, 12/1/2034 125,000 139,391
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Pennsylvania - 2.9% continued
5.00%, 12/1/2036 $ 90,000 $ 99,911
5.00%, 12/1/2039 40,000 43,881
Pennsylvania Turnpike
Commission Turnpike,
Series 2023A, Revenue,
Refunding,
5.00%, 12/1/2037 110,000 122,151
Pennsylvania Turnpike
Commission Turnpike,
Series 2024, Revenue,
Refunding,
5.00%, 12/1/2040 45,000 49,851
Pennsylvania Turnpike
Commission Turnpike,
Series 2024-1, Revenue,
Refunding,
5.00%, 6/1/2035 125,000 142,399
Pennsylvania Turnpike
Commission Series
2024A, Revenue,
5.00%, 12/1/2034 20,000 22,699
5.00%, 12/1/2038 105,000 116,033
Pennsylvania Turnpike
Commission Series 2025,
Revenue,
5.00%, 7/15/2035 75,000 86,106
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-1, Revenue,
Refunding,
5.00%, 12/1/2040 30,000 33,559
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-2, Revenue,
Refunding,
5.00%, 12/1/2036 20,000 22,804
Pennsylvania Turnpike
Commission Series
2025B, Revenue,
5.00%, 12/1/2040 20,000 22,373
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series A, Revenue,
Refunding,
5.00%, 12/1/2027 75,000 75,747
Pennsylvania Turnpike
Commission Turnpike,
Series B1, Revenue,
5.00%, 6/1/2037 100,000 101,685
Pennsylvania Turnpike
Commission Turnpike,
Series B2, Revenue,
Refunding, AG Insured,
5.00%, 6/1/2033 100,000 101,940
Philadelphia Authority for
Industrial Development
Lease, Series 2019,
Revenue, Refunding,
5.00%, 10/1/2030 20,000 21,787

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Pennsylvania - 2.9% continued
Pittsburgh Water & Sewer
Authority Series 2023B,
Revenue, AG Insured,
5.00%, 9/1/2039 $ 60,000 $ 66,171
School District of
Philadelphia (The) Series
2016F, G.O. Limited,
Refunding, State Aid
Withholding,
5.00%, 9/1/2033 35,000 35,132
School District of
Philadelphia (The) Series
2018A, G.O. Limited,
State Aid Withholding,
5.00%, 9/1/2038 25,000 25,825
School District of
Philadelphia (The) Series
2019A, G.O. Limited,
State Aid Withholding,
4.00%, 9/1/2036 150,000 151,532
4.00%, 9/1/2039 65,000 64,254
School District of
Philadelphia (The) Series
2021A, G.O. Limited,
State Aid Withholding,
5.00%, 9/1/2032 45,000 49,309
Southeastern Pennsylvania
Transportation Authority
Asset Improvement
Program, Series 2022,
Revenue,
5.00%, 6/1/2038 100,000 108,873
5.25%, 6/1/2040 75,000 82,032
5.25%, 6/1/2039 45,000 49,489
Sports & Exhibition Authority
of Pittsburgh & Allegheny
County Series 2022A,
Revenue, AG Insured,
5.00%, 2/1/2032 120,000 132,754
Sports & Exhibition Authority
of Pittsburgh & Allegheny
County Series 2022A,
Revenue, Refunding, AG
Insured,
5.00%, 2/1/2034 45,000 49,283
Swarthmore Borough
Authority Swarthmore
College, Series 2025A2,
Revenue,
5.00%, 9/15/2055
(a)(b)
180,000 205,167
Temple University of The
Commonwealth System
of Higher Education
Series 2025-1, Revenue,
Refunding, AG Insured,
5.00%, 4/1/2035 20,000 22,968
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Pennsylvania - 2.9% continued
Westmoreland County
Municipal Authority
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 8/15/2039 $ 105,000 $ 115,822
4,808,929
Rhode Island - 0 .3%
Rhode Island Commerce
Corp. Garvee, Series
2016B, Revenue,
5.00%, 6/15/2029 15,000 15,028
5.00%, 6/15/2031 15,000 15,027
Rhode Island Commerce
Corp. Rhode Island
Department of
Transportation, Series
2020A, Revenue,
5.00%, 5/15/2028 30,000 31,301
5.00%, 5/15/2032 105,000 112,899
Rhode Island Commerce
Corp. Rhode Island
Department of
Transportation, Series
2024A, Revenue,
5.00%, 5/15/2035 85,000 95,862
5.00%, 5/15/2039 25,000 27,662
State of Rhode Island Series
2022A, G.O. Unlimited,
5.00%, 8/1/2034 15,000 16,746
5.00%, 8/1/2033 25,000 28,022
5.00%, 8/1/2035 15,000 16,662
5.00%, 8/1/2037 35,000 38,529
5.00%, 8/1/2040 70,000 76,247
473,985
South Carolina - 0 .7%
County of Charleston
Transportation, Series
2017C, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 11/1/2027 15,000 15,519
Greenville County School
District School Project,
Series 2023, Revenue,
Refunding,
5.00%, 12/1/2026 70,000 70,696
Lancaster County School
District Series 2017,
G.O. Unlimited, State
School District Credit
Enhancement Program,
3.25%, 3/1/2032 80,000 79,920
Patriots Energy Group
Financing Agency Series
2023B1, Revenue,
Refunding, Mandatory Put,
5.25%, 2/1/2054
(a)(b)
140,000 150,615

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
South Carolina - 0.7% continued
Richland County School
District No. 2 Series
2023A, G.O. Unlimited,
State School District
Credit Enhancement
Program,
5.00%, 3/1/2027 $ 40,000 $ 40,664
5.00%, 3/1/2035 30,000 33,202
South Carolina Public Service
Authority Series 2016A,
Revenue,
5.00%, 12/1/2037 50,000 50,044
5.00%, 12/1/2038 30,000 30,025
South Carolina Public Service
Authority Series 2020A,
Revenue,
5.00%, 12/1/2032 25,000 27,133
South Carolina Public Service
Authority Series 2021B,
Revenue,
5.00%, 12/1/2040 225,000 240,276
South Carolina Public Service
Authority Santee Cooper,
Series 2022A, Revenue,
5.00%, 12/1/2032 15,000 16,705
South Carolina Public Service
Authority Santee Cooper,
Series 2022E, Revenue,
5.50%, 12/1/2039 20,000 22,320
South Carolina Public Service
Authority Santee Cooper,
Series 2024A, Revenue,
5.00%, 12/1/2039 15,000 16,642
South Carolina
Transportation
Infrastructure Bank Series
2021B, Revenue,
5.00%, 10/1/2029 40,000 43,040
South Carolina
Transportation
Infrastructure Bank
Series 2021B, Revenue,
Refunding,
5.00%, 10/1/2026 75,000 75,446
912,247
Tennessee - 2 .0%
City of Chattanooga Electric
Power Board (The), Series
2023, Revenue,
5.00%, 9/1/2039 45,000 48,377
City of Knoxville Wastewater
System, Series 2021A,
Revenue, Refunding,
5.00%, 4/1/2031 155,000 171,371
County of Blount Series
2016B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 25,000 25,029
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Tennessee - 2.0% continued
County of Hamilton Series
2018A, G.O. Unlimited,
5.00%, 4/1/2028 $ 115,000 $ 120,221
5.00%, 4/1/2031 95,000 98,839
5.00%, 4/1/2029 60,000 62,599
County of Hamilton Series
2024A, G.O. Unlimited,
5.00%, 8/1/2039 85,000 95,452
5.00%, 8/1/2040 75,000 83,838
County of Shelby Public
Improvement & School,
Series 2020B, G.O.
Unlimited,
4.00%, 4/1/2038 125,000 126,719
County of Shelby Series
2022A, G.O. Unlimited,
5.00%, 4/1/2041 40,000 43,111
County of Shelby Series
2025A, G.O. Unlimited,
5.00%, 4/1/2031 10,000 11,037
5.00%, 4/1/2036 55,000 62,307
5.00%, 4/1/2041 220,000 242,310
Metropolitan Government
of Nashville & Davidson
County Series 2016, G.O.
Unlimited, Refunding,
5.00%, 1/1/2027 20,000 20,000
5.00%, 1/1/2028 75,000 75,000
Metropolitan Government
of Nashville & Davidson
County Improvement,
Series 2018, G.O.
Unlimited,
5.00%, 7/1/2027 45,000 46,156
5.00%, 7/1/2026 55,000 55,000
Metropolitan Government
of Nashville & Davidson
County Series 2022A,
G.O. Unlimited,
5.00%, 1/1/2027 150,000 151,828
5.00%, 1/1/2031 60,000 65,985
5.00%, 1/1/2030 35,000 37,829
Metropolitan Government
of Nashville & Davidson
County Series 2022B,
G.O. Unlimited,
4.00%, 1/1/2029 15,000 15,523
5.00%, 1/1/2036 20,000 21,972
Metropolitan Government
of Nashville & Davidson
County Series 2024A,
G.O. Unlimited,
5.00%, 1/1/2030 25,000 27,021
Metropolitan Government
of Nashville & Davidson
County Series 2024C,
G.O. Unlimited,
5.00%, 1/1/2041 15,000 16,488
5.00%, 1/1/2040 40,000 44,272

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Tennessee - 2.0% continued
Metropolitan Government
of Nashville & Davidson
County Series 2026D,
G.O. Unlimited,
5.00%, 1/1/2032 $ 20,000 $ 22,327
Metropolitan Government
of Nashville & Davidson
County Electric, Series
2024A, Revenue,
5.00%, 5/15/2040 40,000 44,476
5.00%, 5/15/2039 195,000 217,786
Metropolitan Government
of Nashville & Davidson
County Electric System,
Series 2024B, Revenue,
5.00%, 5/15/2027 120,000 122,651
Metropolitan Government
of Nashville & Davidson
County Electric, Series
2024B, Revenue,
Refunding,
5.00%, 5/15/2028 25,000 26,184
Metropolitan Government
of Nashville & Davidson
County Water & Sewer,
Series 2025, Revenue,
Refunding,
5.00%, 7/1/2030 60,000 65,435
5.00%, 7/1/2031 110,000 121,950
Metropolitan Nashville
Airport Authority (The)
Series 2026A, Revenue,
5.00%, 7/1/2039 30,000 33,899
State of Tennessee Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 20,000 20,166
5.00%, 11/1/2030 20,000 22,005
5.00%, 11/1/2032 110,000 122,658
State of Tennessee Series
2023A, G.O. Unlimited,
5.00%, 5/1/2029 30,000 32,073
5.00%, 5/1/2035 25,000 28,313
5.00%, 5/1/2032 40,000 45,077
Tennergy Corp. Series 2024A,
Revenue, Mandatory Put,
5.00%, 10/1/2054
(a)(b)
200,000 211,383
Tennessee Energy
Acquisition Corp. Gas
Project, Series 2021A,
Revenue, Mandatory Put,
5.00%, 5/1/2052
(a)(b)
30,000 31,708
Tennessee Energy
Acquisition Corp. Gas
Project, Series 2023A1,
Revenue, Refunding,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
80,000 82,359
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Tennessee - 2.0% continued
Tennessee Energy
Acquisition Corp. Gas
Project, Series 2026A,
Revenue,
5.00%, 11/1/2034 $ 80,000 $ 85,485
Tennessee State School
Bond Authority Higher
Education Facilities
Second Program, Series
2022A, Revenue, State
Aid Intercept,
5.00%, 11/1/2040 90,000 98,563
Tennessee State School
Bond Authority Higher
Educational Facilities
Program, Series A,
Revenue, State Higher
Education Intercept
Program,
5.00%, 11/1/2037 15,000 15,406
Tennessee State School
Bond Authority Higher
Education Facilities
Second Program, Series
B, Revenue, Refunding,
State Aid Intercept,
5.00%, 11/1/2026 95,000 95,741
3,313,929
Texas - 14 .4%
Alamo Community College
District Series 2017, G.O.
Limited, Refunding,
5.00%, 8/15/2027 175,000 180,025
Alamo Community College
District Series 2025, G.O.
Limited, Refunding,
5.00%, 8/15/2026 50,000 50,139
Aldine Independent School
District Series 2014, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2040 30,000 33,048
Aldine Independent School
District Series 2017A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 70,000 71,026
5.00%, 2/15/2031 25,000 25,347
Aldine Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 15,000 16,607
Aldine Independent School
District Series 2024A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2040 100,000 110,162

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Aldine Independent School
District Series 2024A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2037 $ 50,000 $ 55,914
Aldine Independent School
District Series 2024B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 90,000 91,319
5.00%, 2/15/2040 30,000 33,049
Arlington Independent School
District Series 2020, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 90,000 93,735
Arlington Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 90,000 97,283
Arlington Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2029 20,000 21,219
Austin Independent School
District School Building,
Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2028 90,000 94,482
5.00%, 8/1/2031 20,000 20,909
5.00%, 8/1/2027 80,000 82,193
Austin Independent School
District School Building,
Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2030 45,000 48,931
Austin Independent School
District School Building,
Series 2021, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2029 40,000 42,756
Austin Independent School
District School Building,
Series 2022B, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2027 65,000 66,782
Austin Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 8/1/2031 45,000 49,757
5.00%, 8/1/2037 105,000 115,662
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Austin Independent School
District School Building,
Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2029 $ 65,000 $ 69,478
5.00%, 8/1/2028 100,000 104,980
5.00%, 8/1/2031 20,000 22,082
Austin Independent School
District School Building,
Series 2049, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2030 45,000 47,142
Board of Regents of the
University of Texas
System Series 2016E,
Revenue,
5.00%, 8/15/2027 85,000 87,392
Board of Regents of the
University of Texas
System Series 2017B,
Revenue,
5.00%, 8/15/2027 55,000 56,548
Board of Regents of the
University of Texas
System Series 2019A,
Revenue,
5.00%, 8/15/2028 25,000 26,271
Board of Regents of the
University of Texas
System Series 2019A,
Revenue, Refunding,
5.00%, 8/15/2032 45,000 47,860
Board of Regents of the
University of Texas
System Series 2020A,
Revenue, Refunding,
5.00%, 8/15/2030 40,000 43,669
Board of Regents of the
University of Texas
System Series 2020C,
Revenue, Refunding,
5.00%, 8/15/2028 35,000 36,779
Board of Regents of the
University of Texas
System Series 2021A,
Revenue,
5.00%, 8/15/2031 65,000 72,069
Board of Regents of the
University of Texas
System Series 2025A,
Revenue,
5.00%, 8/15/2027 65,000 66,829
Central Texas Turnpike
System Series 2024B,
Revenue,
5.00%, 8/15/2042
(a)(b)
40,000 42,703

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
City of Austin Public
Improvement, Series
2023, G.O. Limited,
Refunding,
5.00%, 9/1/2028 $ 95,000 $ 99,894
5.00%, 9/1/2029 50,000 53,607
5.00%, 9/1/2032 35,000 39,111
City of Austin Public
Improvement, Series
2024, G.O. Limited,
Refunding,
5.00%, 9/1/2029 25,000 26,803
5.00%, 9/1/2032 50,000 55,872
City of Austin Series 2025,
G.O. Limited,
5.00%, 9/1/2032 95,000 106,158
5.00%, 9/1/2038 50,000 56,272
City of Austin Public
Improvement, Series
2025, G.O. Limited,
Refunding,
5.00%, 9/1/2030 35,000 38,148
5.00%, 9/1/2038 35,000 39,390
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
5.00%, 11/15/2028 80,000 82,731
5.00%, 11/15/2029 25,000 25,827
City of Austin Electric Utility,
Series 2020A, Revenue,
Refunding,
5.00%, 11/15/2030 10,000 10,921
City of Austin Water &
Wastewater System,
Series 2021, Revenue,
5.00%, 11/15/2026 95,000 95,834
City of Austin Water &
Wastewater System,
Series 2022, Revenue,
Refunding,
5.00%, 11/15/2028 70,000 74,034
City of Austin Electric Utility,
Series 2023, Revenue,
5.00%, 11/15/2031 15,000 16,601
City of Austin Water &
Wastewater System,
Series 2024, Revenue,
5.00%, 11/15/2032 45,000 50,517
City of Austin Water &
Wastewater System,
Series 2024, Revenue,
Refunding,
5.00%, 11/15/2033 55,000 62,405
City of Austin Electric Utility,
Series 2025, Revenue,
Refunding,
5.00%, 11/15/2027 20,000 20,677
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
City of Dallas Series 2017,
G.O. Limited, Refunding,
5.00%, 2/15/2030 $ 160,000 $ 162,338
5.00%, 2/15/2029 100,000 101,512
City of Dallas Series 2019A,
G.O. Limited, Refunding,
5.00%, 2/15/2028 35,000 36,407
5.00%, 2/15/2027 95,000 96,451
5.00%, 2/15/2031 85,000 89,905
5.00%, 2/15/2029 45,000 47,719
5.00%, 2/15/2032 125,000 131,877
City of Dallas Series 2023A,
G.O. Limited, Refunding,
5.00%, 2/15/2033 200,000 224,498
5.00%, 2/15/2035 30,000 33,371
City of Dallas Series 2024A,
G.O. Limited,
5.00%, 2/15/2027 20,000 20,305
5.00%, 2/15/2032 25,000 27,708
City of Dallas Series 2024B,
G.O. Limited,
5.00%, 2/15/2029 40,000 42,385
5.00%, 2/15/2030 25,000 26,941
5.00%, 2/15/2033 50,000 56,029
City of Dallas Series 2024B,
G.O. Limited, Refunding,
5.00%, 2/15/2032 25,000 27,749
City of Dallas Series 2024C,
G.O. Limited,
5.00%, 2/15/2032 50,000 55,498
City of Dallas Series 2024C,
G.O. Limited, Refunding,
5.00%, 2/15/2028 75,000 78,015
5.00%, 2/15/2027 90,000 91,375
City of Dallas Series 2025,
G.O. Limited,
5.00%, 2/15/2028 15,000 15,603
5.00%, 2/15/2027 30,000 30,458
City of Dallas Waterworks
& Sewer System, Series
2016A, Revenue,
Refunding,
5.00%, 10/1/2028 65,000 65,412
5.00%, 10/1/2029 45,000 45,274
5.00%, 10/1/2034 155,000 155,750
City of Dallas Waterworks
& Sewer System, Series
2020C, Revenue,
Refunding,
5.00%, 10/1/2032 25,000 27,083
City of Denton Series 2024,
G.O. Limited,
5.00%, 2/15/2038 25,000 27,695
5.00%, 2/15/2039 50,000 55,101
5.00%, 2/15/2040 30,000 32,907
City of Denton Utility System,
Series 2017, Revenue,
5.00%, 12/1/2028 35,000 35,336
5.00%, 12/1/2027 25,000 25,233

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
5.00%, 12/1/2029 $ 90,000 $ 90,826
5.00%, 12/1/2032 35,000 35,265
5.00%, 12/1/2030 105,000 105,903
5.00%, 12/1/2031 105,000 105,848
5.00%, 12/1/2033 100,000 100,720
City of Houston Public
Improvement, Series
2017A, G.O. Limited,
5.00%, 3/1/2029 130,000 132,024
City of Houston Public
Improvement, Series
2017A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 80,000 81,356
City of Houston Public
Improvement, Series
2019A, G.O. Limited,
Refunding,
5.00%, 3/1/2029 25,000 26,520
5.00%, 3/1/2031 80,000 84,493
City of Houston Public
Improvement, Series
2023A, G.O. Limited,
Refunding,
5.00%, 3/1/2033 75,000 83,891
City of Houston Public
Improvement, Series
2025, G.O. Limited,
5.00%, 3/1/2030 45,000 48,579
City of Houston Combined
Utility System, Series
2002C, Revenue,
5.00%, 11/15/2034 25,000 26,950
City of Houston Combined
Utility System, Series
2002C, Revenue,
Refunding,
4.00%, 11/15/2039 25,000 24,820
City of Houston Combined
Utility System, Series
2016B, Revenue,
Refunding,
5.00%, 11/15/2026 80,000 80,717
5.00%, 11/15/2027 45,000 45,434
5.00%, 11/15/2029 90,000 90,808
City of Houston Combined
Utility System, Series
2017B, Revenue,
Refunding,
5.00%, 11/15/2028 60,000 61,777
5.00%, 11/15/2026 20,000 20,179
5.00%, 11/15/2027 80,000 82,787
City of Houston Airport
System, Series 2018B,
Revenue, Refunding,
5.00%, 7/1/2030 25,000 26,103
5.00%, 7/1/2029 45,000 47,071
5.00%, 7/1/2026 30,000 30,000
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
City of Houston Combined
Utility System, Series
2018D, Revenue,
Refunding,
5.00%, 11/15/2027 $ 10,000 $ 10,348
5.00%, 11/15/2028 25,000 26,381
City of Houston Combined
Utility System, Series
2020A, Revenue,
Refunding,
5.00%, 11/15/2032 10,000 10,844
City of Houston Airport
System, Series 2020B,
Revenue, Refunding,
5.00%, 7/1/2030 70,000 75,876
City of Houston Combined
Utility System, Series
2020C, Revenue,
Refunding,
5.00%, 11/15/2032 60,000 65,061
City of Houston Combined
Utility System, Series
2024A, Revenue,
Refunding,
5.00%, 11/15/2027 30,000 31,045
City of San Antonio General
Improvement, Series
2019, G.O. Limited,
Refunding,
5.00%, 8/1/2029 70,000 75,025
5.00%, 8/1/2030 10,000 10,690
5.00%, 8/1/2027 90,000 92,516
City of San Antonio Series
2024, G.O. Limited,
5.00%, 2/1/2035 45,000 50,784
City of San Antonio
Electric & Gas Systems,
Series 2016, Revenue,
Refunding,
4.00%, 2/1/2034 75,000 75,014
5.00%, 2/1/2029 15,000 15,028
5.00%, 2/1/2027 110,000 110,216
City of San Antonio Water
System, Series 2016C,
Revenue, Refunding,
5.00%, 5/15/2031 40,000 40,310
City of San Antonio
Electric & Gas Systems,
Series 2019, Revenue,
Refunding,
4.00%, 2/1/2028 75,000 76,882
City of San Antonio Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2027 40,000 40,890
5.00%, 5/15/2028 145,000 151,916
5.00%, 5/15/2031 55,000 59,544
5.00%, 5/15/2030 35,000 38,028

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
City of San Antonio Electric
& Gas Systems, Series
2023A, Revenue,
Refunding,
5.00%, 2/1/2030 $ 70,000 $ 75,667
5.00%, 2/1/2035 25,000 28,110
5.00%, 2/1/2039 20,000 21,933
5.00%, 2/1/2036 85,000 95,104
City of San Antonio Electric
& Gas Systems, Series
2023B, Revenue,
5.00%, 2/1/2039 35,000 38,382
City of San Antonio Electric
& Gas Systems, Series
2023C, Revenue,
5.00%, 2/1/2036 35,000 39,421
City of San Antonio Electric
& Gas Systems, Series
2024E, Revenue,
5.00%, 2/1/2041 40,000 44,052
City of San Antonio Electric
& Gas Systems, Series
2026A, Revenue,
5.00%, 2/1/2040 55,000 61,504
Clear Creek Independent
School District Series
2024A, G.O. Unlimited,
PSF Guaranty,
5.00%, 2/15/2030 35,000 37,782
Clear Creek Independent
School District School
Building, Series 2025,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2034 25,000 28,402
Collin County Community
College District Series
2020A, G.O. Limited,
5.00%, 8/15/2029 10,000 10,716
5.00%, 8/15/2031 120,000 127,724
Collin County Community
College District Series
2024, Revenue,
5.00%, 8/15/2040 60,000 65,410
Comal Independent School
District Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/1/2029 15,000 15,903
Comal Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 15,000 15,620
5.00%, 2/15/2032 30,000 33,372
Conroe Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2038 100,000 111,888
5.00%, 2/15/2039 25,000 27,838
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Conroe Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2029 $ 50,000 $ 53,126
Conroe Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 45,000 50,510
5.00%, 2/15/2038 15,000 16,938
Corpus Christi Independent
School District Series
2019, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2030 30,000 31,515
5.00%, 8/15/2028 120,000 126,252
County of Collin Series 2023,
G.O. Limited,
5.00%, 2/15/2035 65,000 72,509
County of Harris Toll Road,
Series 2020A, G.O.
Limited, Refunding,
5.00%, 10/1/2026 25,000 25,147
County of Harris Toll Road,
Series 2022A, G.O.
Limited, Refunding,
5.00%, 8/15/2029 15,000 16,097
County of Harris Series
2007C, G.O. Unlimited, AG
Insured,
5.25%, 8/15/2031 70,000 78,450
County of Harris Toll Road,
Series 2007C, G.O.
Unlimited, Refunding, AG
Insured,
5.25%, 8/15/2030 20,000 22,045
5.25%, 8/15/2027 30,000 30,951
County of Harris Toll Road,
Series 2024A, G.O.
Unlimited, Refunding,
5.00%, 9/15/2030 75,000 81,981
County of Harris Toll Road,
Series 2018A, Revenue,
Refunding,
5.00%, 8/15/2029 45,000 46,743
5.00%, 8/15/2028 170,000 176,778
5.00%, 8/15/2033 50,000 51,662
County of Harris Toll Road,
Series 2021, Revenue,
Refunding,
5.00%, 8/15/2031 80,000 86,839
5.00%, 8/15/2028 70,000 73,540
County of Harris Toll Road,
Series 2022A, Revenue,
Refunding,
5.00%, 8/15/2030 35,000 38,124
5.00%, 8/15/2028 45,000 47,276

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
County of Harris Toll Road,
Series 2023A, Revenue,
Refunding,
5.00%, 8/15/2028 $ 65,000 $ 68,287
5.00%, 8/15/2030 35,000 38,124
County of Harris Toll Road,
Series 2024A, Revenue,
5.00%, 8/15/2031 30,000 33,144
County of Montgomery
Series 2025A, G.O.
Limited,
5.00%, 3/1/2032 15,000 16,708
County of Montgomery
Series 2025A, G.O.
Limited, Refunding,
5.00%, 3/1/2029 85,000 90,281
County of Travis Series
2019A, G.O. Limited,
5.00%, 3/1/2029 50,000 53,187
5.00%, 3/1/2027 100,000 101,664
5.00%, 3/1/2032 25,000 26,409
5.00%, 3/1/2031 40,000 42,352
County of Williamson Series
2020, G.O. Unlimited,
5.00%, 2/15/2029 25,000 26,563
5.00%, 2/15/2030 20,000 21,207
5.00%, 2/15/2028 35,000 36,396
5.00%, 2/15/2027 75,000 76,155
Crowley Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/1/2032 30,000 33,470
Cypress-Fairbanks
Independent School
District Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 30,000 31,770
Cypress-Fairbanks
Independent School
District Series 2020A,
G.O. Unlimited, Refunding,
PSF Guaranty,
4.00%, 2/15/2038 45,000 45,502
Cypress-Fairbanks
Independent School
District Series 2022, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2035 70,000 76,959
5.00%, 2/15/2036 35,000 38,329
Cypress-Fairbanks
Independent School
District Series 2022A,
G.O. Unlimited, PSF
Guaranty,
4.25%, 2/15/2038 25,000 25,673
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Cypress-Fairbanks
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2033 $ 35,000 $ 39,425
5.00%, 2/15/2039 35,000 38,419
Cypress-Fairbanks
Independent School
District Series 2023A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2039 125,000 137,212
Cypress-Fairbanks
Independent School
District Series 2024B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2035 40,000 45,352
Cypress-Fairbanks
Independent School
District Series 2026, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2029 25,000 26,537
Dallas Area Rapid Transit
Series 2007, Revenue,
AMBAC Insured,
5.25%, 12/1/2031 40,000 44,686
Dallas Area Rapid Transit
Series 2019, Revenue,
Refunding,
5.00%, 12/1/2031 10,000 10,679
Dallas College Series 2023,
G.O. Limited,
5.00%, 2/15/2030 90,000 97,442
5.00%, 2/15/2027 65,000 65,969
Dallas Fort Worth
International Airport
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2030 25,000 27,293
Dallas Fort Worth
International Airport
Series 2020B, Revenue,
Refunding,
5.00%, 11/1/2026 150,000 151,165
5.00%, 11/1/2031 45,000 49,003
Dallas Fort Worth
International Airport
Series 2022B, Revenue,
Refunding,
5.00%, 11/1/2033 40,000 44,734
5.00%, 11/1/2037 85,000 93,196
Dallas Fort Worth
International Airport
Series 2023B, Revenue,
Refunding,
5.00%, 11/1/2035 90,000 101,190

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Dallas Fort Worth
International Airport
Series 2024, Revenue,
Refunding,
5.00%, 11/1/2035 $ 45,000 $ 51,265
Dallas Independent School
District Series 2019B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2029 50,000 53,179
5.00%, 2/15/2030 95,000 100,844
Dallas Independent School
District Series 2021A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 70,000 71,052
Dallas Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 85,000 92,436
Dallas Independent School
District Series 2023, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 85,000 93,404
5.00%, 2/15/2033 25,000 27,877
Dallas Independent School
District Series 2025B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 25,000 27,068
5.00%, 2/15/2036 35,000 39,636
Dallas Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 85,000 86,277
Dallas Independent School
District Series 2025C,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2029 35,000 37,225
5.00%, 2/15/2027 60,000 60,902
Dallas Independent School
District Series 2026A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2032 45,000 50,182
5.00%, 2/15/2039 55,000 61,516
Denton Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2028 35,000 36,794
Ector County Independent
School District Series
2024A, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/15/2027 70,000 71,987
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
5.00%, 8/15/2029 $ 25,000 $ 26,788
5.00%, 8/15/2033 45,000 50,972
El Paso Independent School
District School Building,
Series 2019, G.O.
Unlimited, PSF Guaranty,
4.00%, 8/15/2035 75,000 75,858
Forney Independent School
District School Building,
Series 2022B, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2036 55,000 59,773
5.00%, 8/15/2035 15,000 16,360
Forney Independent School
District School Building,
Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2029 10,000 10,700
Fort Bend Independent
School District Series
2019B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2028 35,000 36,356
5.00%, 2/15/2029 40,000 41,509
Fort Bend Independent
School District Series
2022A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2027 15,000 15,405
Fort Bend Independent
School District Series
2024A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 35,000 37,449
5.00%, 8/15/2028 40,000 41,999
Frisco Independent School
District Series 2025B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 90,000 97,186
Galveston Independent
School District Series
2022, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/1/2035 60,000 63,968
5.00%, 2/1/2036 50,000 53,185
Garland Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2028 20,000 20,830
5.00%, 2/15/2030 20,000 21,654
Grand Parkway
Transportation Corp. Tela
Supported, Series 2018A,
Revenue,
5.00%, 10/1/2032 150,000 155,512
5.00%, 10/1/2031 25,000 25,948

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Gregory-Portland
Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 $ 40,000 $ 41,595
Harris County Cultural
Education Facilities
Finance Corp. Thermal
Utility Teco Project,
Series 2017, Revenue,
Refunding,
5.00%, 11/15/2033 30,000 30,741
Harris County Flood Control
District Improvement,
Series 2022A, G.O.
Limited, Refunding,
5.25%, 10/1/2037 45,000 49,796
Harris County Flood Control
District Series 2025, G.O.
Limited,
5.00%, 9/15/2027 55,000 56,654
Harris County Flood Control
District Contract, Series
2025A, G.O. Limited,
Refunding,
5.00%, 9/15/2027 65,000 66,955
Harris County Flood Control
District Flood Control
District, Series 2017A,
Revenue,
5.00%, 10/1/2033 20,000 20,478
Harris County Flood Control
District Contract, Series
2017A, Revenue,
Refunding,
5.00%, 10/1/2032 20,000 20,496
5.00%, 10/1/2034 25,000 25,577
Harris County-Houston
Sports Authority Series
2024A, Revenue, AG
Insured,
5.00%, 11/15/2028 15,000 15,779
Hays Consolidated
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2037 55,000 59,909
Houston Independent School
District Series 2018, G.O.
Limited,
5.00%, 7/15/2031 80,000 83,427
Houston Independent School
District Series 2025A,
G.O. Limited, Refunding,
PSF Guaranty,
5.00%, 2/15/2032 55,000 61,455
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Houston Independent School
District Series 2025B,
G.O. Limited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 $ 45,000 $ 45,684
Hurst-Euless-Bedford
Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2039 130,000 144,876
Irving Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2040 40,000 43,600
Katy Independent School
District School Building,
Series 2017, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 35,000 35,390
Klein Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2034 40,000 45,030
Lamar Consolidated
Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 2/15/2040 60,000 64,659
Lamar Consolidated
Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2035 45,000 50,336
5.00%, 2/15/2038 50,000 55,087
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2027 40,000 41,157
5.00%, 8/15/2029 50,000 53,561
5.00%, 8/15/2031 25,000 26,636
5.00%, 8/15/2032 40,000 42,481
Lewisville Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2028 125,000 131,407
5.00%, 8/15/2027 165,000 169,775
5.00%, 8/15/2029 35,000 37,492
Lone Star College System
Series 2016, G.O. Limited,
Pre-Refunded,
4.00%, 2/15/2038
(d)
35,000 35,045
Lone Star College System
Series 2016, G.O. Limited,
Refunding,
5.00%, 2/15/2028 20,000 20,041

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019,
Revenue,
5.00%, 5/15/2027 $ 105,000 $ 107,198
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019,
Revenue, Refunding,
5.00%, 5/15/2031 70,000 74,148
5.00%, 5/15/2037 140,000 141,984
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2020,
Revenue,
5.00%, 5/15/2027 55,000 56,151
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2021,
Revenue, Refunding,
5.00%, 5/15/2031 50,000 53,940
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2022,
Revenue,
5.00%, 5/15/2034 75,000 81,465
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2022,
Revenue, AG Insured,
5.00%, 5/15/2032 15,000 16,435
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2022,
Revenue, Refunding,
5.00%, 5/15/2036 95,000 102,427
5.00%, 5/15/2037 50,000 53,717
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023A,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2030 55,000 59,632
5.00%, 5/15/2035 75,000 83,723
5.00%, 5/15/2038 60,000 66,104
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2024,
Revenue, AG Insured,
5.00%, 5/15/2027 100,000 102,181
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Lower Colorado River
Authority Series 2024,
Revenue, Refunding,
5.00%, 5/15/2039 $ 50,000 $ 54,656
5.00%, 5/15/2038 35,000 38,448
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2024A,
Revenue, AG Insured,
5.00%, 5/15/2039 40,000 44,401
Marble Falls Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2041 65,000 71,980
Matagorda County
Navigation District
No. 1 AEP Texas, Inc.,
Series 2005A, Revenue,
Refunding, AMBAC
Insured,
4.40%, 5/1/2030 45,000 47,227
Metropolitan Transit
Authority of Harris
County Sales & Use Tax,
Series 2016A, Revenue,
Refunding,
5.00%, 11/1/2026 135,000 136,040
Metropolitan Transit
Authority of Harris County
Sales & Use Tax, Series
2018, Revenue,
5.00%, 11/1/2027 30,000 30,980
Midland Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 25,000 26,037
5.00%, 2/15/2029 20,000 21,240
New Braunfels Independent
School District Series
2022B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/1/2034 25,000 27,557
North East Independent
School District Series
2007, G.O. Unlimited,
Refunding, PSF Guaranty,
5.25%, 2/1/2028 35,000 36,532
5.25%, 2/1/2030 25,000 27,243
North East Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2027 25,000 25,688
North Harris County Regional
Water Authority Series
2016, Revenue,
5.00%, 12/15/2034 35,000 35,303

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
North Harris County
Regional Water Authority
Series 2016, Revenue,
Refunding,
5.00%, 12/15/2027 $ 40,000 $ 40,427
5.00%, 12/15/2029 25,000 25,255
5.00%, 12/15/2033 35,000 35,313
5.00%, 12/15/2030 135,000 136,335
5.00%, 12/15/2031 55,000 55,525
5.00%, 12/15/2032 45,000 45,416
North Texas Tollway
Authority System,
Series 2019B, Revenue,
Refunding,
5.00%, 1/1/2029 30,000 31,746
North Texas Tollway
Authority System,
Series 2021B, Revenue,
Refunding,
5.00%, 1/1/2030 85,000 91,517
North Texas Tollway
Authority System,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2029 40,000 42,368
North Texas Tollway
Authority System,
Series 2025A, Revenue,
Refunding,
5.00%, 1/1/2029 40,000 42,368
North Texas Tollway
Authority System, Series
A, Revenue, Refunding,
5.00%, 1/1/2034 30,000 34,040
5.00%, 1/1/2032 75,000 75,804
5.00%, 1/1/2035 65,000 65,619
North Texas Tollway
Authority System, Series
B, Revenue, Refunding,
5.00%, 1/1/2032 150,000 151,609
Northside Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2031 95,000 97,379
5.00%, 8/15/2030 55,000 56,426
Northwest Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2036 70,000 76,658
5.00%, 2/15/2037 30,000 32,693
Pecos Barstow Toyah
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 40,000 41,595
5.00%, 2/15/2031 30,000 31,033
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Permanent University Fund
- Texas A&M University
System Series 2023,
Revenue,
5.00%, 7/1/2029 $ 35,000 $ 37,395
Permanent University Fund
- University of Texas
System Series 2022A,
Revenue,
5.00%, 7/1/2027 50,000 51,298
Permanent University Fund
- University of Texas
System Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2031 40,000 44,270
Permanent University Fund
- University of Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2027 25,000 25,629
5.00%, 7/1/2035 25,000 28,870
Pflugerville Independent
School District Series
2023A, G.O. Unlimited,
5.00%, 2/15/2033 30,000 33,148
5.00%, 2/15/2034 50,000 55,046
Plano Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 2/15/2028 35,000 36,452
5.00%, 2/15/2034 85,000 94,273
Plano Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2029 30,000 31,884
Port Authority of Houston
of Harris County Series
2020A2, G.O. Unlimited,
Refunding,
5.00%, 10/1/2029 10,000 10,744
5.00%, 10/1/2027 10,000 10,313
5.00%, 10/1/2032 15,000 16,224
Port Authority of Houston
of Harris County Texas
Series 2020A2, G.O.
Unlimited,
5.00%, 10/1/2030 60,000 65,555
5.00%, 10/1/2031 20,000 21,707
Richardson Independent
School District Series
2026, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2032 50,000 55,593
5.00%, 2/15/2040 15,000 16,810

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Round Rock Independent
School District Series
2019A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2027 $ 190,000 $ 195,312
5.00%, 8/1/2031 35,000 37,353
Round Rock Independent
School District Series
2025B, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/1/2038 95,000 107,787
San Antonio Independent
School District School
Building, Series 2015,
G.O. Unlimited, Refunding,
PSF Guaranty,
4.00%, 2/15/2040 30,000 30,002
San Antonio Independent
School District School
Building, Series 2019,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/15/2030 60,000 62,916
San Antonio Independent
School District School
Building, Series 2025,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/15/2028 35,000 36,727
Spring Branch Independent
School District Series
2022, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/1/2037 35,000 38,243
5.00%, 2/1/2040 25,000 26,968
Spring Branch Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/1/2030 40,000 43,307
Spring Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2040 75,000 83,500
State of Texas Transportation
Commission, Series 2025,
G.O. Unlimited, Refunding,
5.00%, 10/1/2040 100,000 112,150
State of Texas Water
Financial Assistance,
Series 2025B, G.O.
Unlimited, Refunding,
5.00%, 8/1/2039 25,000 27,819
State of Texas Transportation
Commission, Series B,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 120,000 123,584
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Tarrant County College
District Series 2022, G.O.
Limited,
5.00%, 8/15/2033 $ 50,000 $ 55,240
5.00%, 8/15/2034 25,000 27,541
Texas Department of
Transportation State
Highway Fund, Series
2008, Revenue,
5.25%, 4/1/2027 40,000 40,823
Texas Department of
Transportation State
Highway Fund, Series
2024, Revenue,
Refunding,
5.00%, 10/1/2030 35,000 38,330
Texas Municipal Gas
Acquisition & Supply
Corp. I Gas Supply, Series
2006A, Revenue,
5.25%, 12/15/2026 70,000 70,617
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 90,000 94,135
5.00%, 12/15/2032 60,000 63,814
Texas Municipal Gas
Acquisition & Supply
Corp. IV Gas Supply,
Series 2023B, Revenue,
Mandatory Put,
5.50%, 1/1/2054
(a)(b)
65,000 71,056
Texas Municipal Power
Agency Series 2021,
Revenue, Refunding, AG
Insured,
3.00%, 9/1/2039 60,000 52,430
Texas Public Finance
Authority Facilities
Commission, Series 2019,
Revenue, Refunding,
5.00%, 2/1/2029 35,000 37,070
5.00%, 2/1/2028 75,000 77,956
Texas State Technical
College Financing System
Improvement, Series
2022A, Revenue, AG
Insured,
5.00%, 8/1/2031 15,000 16,547
5.25%, 8/1/2033 30,000 33,817
5.25%, 8/1/2035 35,000 39,202
5.25%, 8/1/2034 95,000 106,714
Texas State University
System Series 2017A,
Revenue,
5.00%, 3/15/2030 100,000 101,544
5.00%, 3/15/2027 30,000 30,524

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Texas State University
System Series 2017A,
Revenue, Refunding,
5.00%, 3/15/2028 $ 30,000 $ 30,463
5.00%, 3/15/2031 30,000 30,463
Texas State University
System Series 2024,
Revenue, Refunding,
5.00%, 3/15/2038 70,000 77,748
Texas Tech University
System Series 2023A,
Revenue,
5.00%, 2/15/2036 25,000 27,786
Texas Transportation
Commission Series 2024,
G.O. Unlimited, Refunding,
5.00%, 4/1/2029 30,000 31,990
5.00%, 4/1/2027 75,000 76,370
5.00%, 4/1/2039 40,000 44,174
Texas Transportation
Commission Central
Turnpike System, Series
2024C, Revenue,
Refunding,
5.00%, 8/15/2037 25,000 27,622
Texas Transportation
Finance Corp. SH 288
System Toll, Series
2025A, Revenue,
Refunding,
5.00%, 10/1/2039 90,000 100,418
Texas Water Development
Board State Water
Implementation, Series
2017A, Revenue,
5.00%, 4/15/2027 20,000 20,411
5.00%, 4/15/2030 30,000 30,934
5.00%, 4/15/2028 65,000 67,064
Texas Water Development
Board State Revolving
Fund, Series 2018,
Revenue,
5.00%, 8/1/2031 70,000 71,771
5.00%, 8/1/2032 100,000 102,442
Texas Water Development
Board State Water
Implementation, Series
2018A, Revenue,
5.00%, 10/15/2028 60,000 62,623
5.00%, 10/15/2027 80,000 82,733
5.00%, 10/15/2029 50,000 52,087
5.00%, 10/15/2031 125,000 129,927
Texas Water Development
Board State Water
Implementation, Series
2018B, Revenue,
5.00%, 4/15/2029 50,000 52,688
5.00%, 4/15/2030 80,000 84,132
5.00%, 10/15/2028 65,000 68,634
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Texas Water Development
Board State Revolving
Fund, Series 2019,
Revenue,
5.00%, 8/1/2028 $ 70,000 $ 73,600
5.00%, 8/1/2033 60,000 63,742
5.00%, 8/1/2039 70,000 73,426
Texas Water Development
Board State Revolving
Fund, Series 2020,
Revenue,
5.00%, 8/1/2027 100,000 102,882
5.00%, 8/1/2028 135,000 141,942
Texas Water Development
Board State Revolving
Fund, Series 2021,
Revenue,
5.00%, 8/1/2027 50,000 51,441
5.00%, 8/1/2028 35,000 36,800
5.00%, 8/1/2033 30,000 33,000
5.00%, 8/1/2032 100,000 110,127
Texas Water Development
Board Master Trust,
Series 2022, Revenue,
4.50%, 10/15/2037 40,000 42,661
5.00%, 10/15/2034 115,000 128,336
5.00%, 8/1/2037 40,000 43,871
Texas Water Development
Board State Water
Implementation, Series
2023A, Revenue,
5.00%, 10/15/2028 35,000 36,957
Texas Water Development
Board Master Trust,
Series 2025, Revenue,
4.00%, 10/15/2039 50,000 51,287
5.00%, 10/15/2028 35,000 36,957
5.00%, 10/15/2034 50,000 57,441
Tomball Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2027 50,000 50,764
Tomball Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2027 65,000 65,993
Trinity River Authority Central
Regional Wastewater
System, Series 2017,
Revenue, Refunding,
5.00%, 8/1/2027 30,000 30,823
5.00%, 8/1/2030 80,000 81,929
Trinity River Authority Central
Regional Wastewater
System, Series 2018,
Revenue, Refunding,
5.00%, 8/1/2028 45,000 47,219

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.4% continued
Trinity River Authority Central
Regional Wastewater
System, Series 2019,
Revenue, Refunding,
5.00%, 8/1/2029 $ 15,000 $ 16,050
University of Houston
Series 2017A, Revenue,
Refunding,
5.00%, 2/15/2028 5,000 5,010
5.00%, 2/15/2036 5,000 5,006
University of Houston Series
2020A, Revenue,
5.00%, 2/15/2029 45,000 47,720
University of Houston
Series 2020A, Revenue,
Refunding,
5.00%, 2/15/2027 95,000 96,439
University of Houston Series
2022A, Revenue,
5.00%, 2/15/2035 85,000 93,416
University of Houston
Series 2022A, Revenue,
Refunding,
5.00%, 2/15/2027 130,000 131,969
5.00%, 2/15/2029 15,000 15,906
5.00%, 2/15/2040 80,000 86,213
University of North Texas
Series 2017A, Revenue,
Refunding,
5.00%, 4/15/2032 30,000 30,473
University of North Texas
System Series 2017A,
Revenue, Refunding,
5.00%, 4/15/2029 30,000 30,540
23,223,583
Utah - 2 .0%
Central Utah Water
Conservancy District
Series 2020D, Revenue,
5.00%, 10/1/2035 15,000 16,171
Downtown Revitalization
Public Infrastructure
District SEG
Redevelopment Project,
Series 2025A, Revenue,
AG Insured,
5.00%, 6/1/2032 50,000 55,546
5.00%, 6/1/2035 15,000 17,096
Intermountain Power Agency
Series 2022A, Revenue,
5.00%, 7/1/2034 30,000 32,770
5.00%, 7/1/2037 135,000 145,983
Intermountain Power
Agency Power Supply,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2033 145,000 158,918
5.00%, 7/1/2040 185,000 198,191
5.00%, 7/1/2035 90,000 98,027
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Utah - 2.0% continued
5.00%, 7/1/2039 $ 215,000 $ 231,120
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2034 130,000 143,745
5.00%, 7/1/2032 75,000 83,541
5.00%, 7/1/2035 15,000 16,530
5.00%, 7/1/2036 55,000 60,336
5.00%, 7/1/2039 120,000 130,149
5.00%, 7/1/2040 20,000 21,604
Nebo School District Series
2022, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 7/1/2027 35,000 35,902
State of Utah Series 2018,
G.O. Unlimited,
5.00%, 7/1/2029 15,000 15,398
State of Utah Series 2019,
G.O. Unlimited,
5.00%, 7/1/2031 25,000 26,479
State of Utah Series 2020,
G.O. Unlimited,
5.00%, 7/1/2027 40,000 41,054
State of Utah Series 2020B,
G.O. Unlimited,
5.00%, 7/1/2028 55,000 57,797
University of Utah (The)
Series 2017A, Revenue,
Refunding, State
Appropriation,
5.00%, 8/1/2031 25,000 25,590
5.00%, 8/1/2030 35,000 35,847
University of Utah (The)
Series 2022B, Revenue,
5.00%, 8/1/2033 15,000 16,781
5.00%, 8/1/2035 115,000 127,830
5.00%, 8/1/2036 130,000 143,843
5.00%, 8/1/2039 45,000 49,199
University of Utah (The)
Series 2023A, Revenue,
5.00%, 8/1/2039 85,000 92,785
5.00%, 8/1/2040 50,000 54,385
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue,
5.25%, 6/1/2034 15,000 16,773
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue, Refunding,
5.25%, 6/1/2033 95,000 106,796
5.50%, 6/1/2040 25,000 27,763
Utah Transit Authority
Series 2006C, Revenue,
Refunding, AG Insured,
5.25%, 6/15/2032 120,000 134,106

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Utah - 2.0% continued
Utah Transit Authority
Series 2007A, Revenue,
Refunding, NATL Insured,
5.00%, 6/15/2035 $ 40,000 $ 45,495
Utah Transit Authority
Series 2016, Revenue,
Refunding,
3.00%, 12/15/2027 75,000 75,014
Utah Transit Authority
Series 2018-2, Revenue,
Refunding, BAM Insured,
5.00%, 12/15/2040 35,000 36,090
Utah Transit Authority Series
2024, Revenue,
5.00%, 6/15/2037 70,000 79,043
5.00%, 6/15/2038 15,000 16,832
Utah Transit Authority
Series 2024, Revenue,
Refunding,
5.00%, 6/15/2034 30,000 34,482
5.00%, 6/15/2040 195,000 217,550
Utah Transit Authority Series
2025, Revenue,
5.00%, 12/15/2028 50,000 52,991
Utah Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2026 65,000 65,719
5.00%, 12/15/2031 75,000 83,766
3,125,037
Vermont - 0 .1%
University of Vermont and
State Agricultural College
Series 2026A, Revenue,
5.00%, 10/1/2039 65,000 73,133
Virginia - 0 .5%
County of Fairfax Public
Improvement, Series
2019A, G.O. Unlimited,
State Aid Withholding,
5.00%, 10/1/2030 30,000 31,953
County of Fairfax Public
Improvement, Series
2021A, G.O. Unlimited,
State Aid Withholding,
4.00%, 10/1/2026 25,000 25,085
County of Loudoun Series
2020A, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 12/1/2029 30,000 32,456
County of Loudoun Series
2024A, G.O. Unlimited,
5.00%, 12/1/2026 35,000 35,366
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Virginia - 0.5% continued
Loudoun County Economic
Development Authority
Public Facilities Lease,
Series 2020A, Revenue,
Refunding,
3.00%, 12/1/2036 $ 90,000 $ 85,425
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2017C,
Revenue,
3.00%, 2/1/2032 50,000 49,709
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2020A,
Revenue,
5.00%, 2/1/2027 105,000 106,507
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2021A,
Revenue,
4.00%, 2/1/2033 25,000 25,923
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2022A,
Revenue,
5.00%, 2/1/2038 30,000 32,654
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2023A,
Revenue,
5.00%, 2/1/2037 15,000 16,624
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2024A,
Revenue,
5.00%, 2/1/2039 15,000 16,662
Virginia Commonwealth
Transportation Board
Federal Highway
Transportation Grant,
Series 2016, Revenue,
5.00%, 9/15/2028 40,000 40,182
Virginia Public Building
Authority Public Facilities,
Series 2020A, Revenue,
5.00%, 8/1/2034 85,000 91,863
Virginia Public Building
Authority Public Facilities,
Series 2022A, Revenue,
4.00%, 8/1/2039 75,000 76,062
5.00%, 8/1/2033 75,000 84,112
750,583

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5 .1%
Auburn School District No.
408 of King & Pierce
Counties Series 2018,
G.O. Unlimited, School
Bond Guaranty,
4.00%, 12/1/2030 $ 35,000 $ 35,626
5.00%, 12/1/2028 35,000 36,280
5.00%, 12/1/2029 225,000 233,131
5.00%, 12/1/2035 15,000 15,446
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor Vehicle
Excise Tax, Series
2016S1, Revenue,
5.00%, 11/1/2028 150,000 151,305
5.00%, 11/1/2029 45,000 45,392
5.00%, 11/1/2031 150,000 151,240
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor Vehicle
Excise Tax, Series 2021S,
Revenue, Refunding,
5.00%, 11/1/2028 60,000 63,499
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor Vehicle
Excise Tax, Series
2021S1, Revenue,
5.00%, 11/1/2032 40,000 44,472
5.00%, 11/1/2035 30,000 33,016
City of Seattle Municipal
Light & Power, Series
2017C, Revenue,
Refunding,
5.00%, 9/1/2030 130,000 133,644
City of Seattle Municipal
Light & Power, Series
2020A, Revenue,
5.00%, 7/1/2029 20,000 21,416
5.00%, 7/1/2026 115,000 115,000
City of Seattle Municipal
Light & Power, Series
2023A, Revenue,
Refunding,
5.00%, 3/1/2034 65,000 73,388
5.00%, 3/1/2038 30,000 33,172
City of Seattle Water System,
Series 2025, Revenue,
Refunding,
5.00%, 5/1/2027 120,000 122,580
5.00%, 2/1/2039 50,000 56,625
Clark County School District
No. 114 Evergreen, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 95,000 101,364
5.00%, 12/1/2031 30,000 31,925
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.1% continued
Clark County School District
No. 114 Evergreen, Series
2020, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 $ 50,000 $ 54,363
Clark County School District
No. 37 Vancouver, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2033 80,000 84,632
County of King Series 2017,
G.O. Limited, Refunding,
4.00%, 7/1/2031 45,000 45,505
County of King Series 2019,
G.O. Limited,
5.00%, 1/1/2032 70,000 74,093
5.00%, 1/1/2030 30,000 31,828
County of King Series 2025B,
G.O. Limited,
5.00%, 12/1/2027 20,000 20,725
County of King Sewer, Series
2018B, Revenue,
5.00%, 7/1/2028 60,000 63,040
County of King Sewer,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2033 55,000 62,390
Energy Northwest Columbia
Generating Station
Electric, Series 2016A,
Revenue, Refunding,
5.00%, 7/1/2028 40,000 40,000
Energy Northwest Columbia
Generating Station
Electric, Series 2018A,
Revenue, Refunding,
5.00%, 7/1/2033 70,000 72,972
Energy Northwest Columbia
Generating Station, Series
2019A, Revenue,
5.00%, 7/1/2037 30,000 31,616
Energy Northwest Columbia
Generating Station
Electric, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2035 35,000 37,043
5.00%, 7/1/2036 80,000 84,488
Energy Northwest Columbia
Generating Station
Electric, Series 2020A,
Revenue, Refunding,
5.00%, 7/1/2033 55,000 59,608
5.00%, 7/1/2039 70,000 74,537
Energy Northwest Columbia
Generating Station
Electric, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2033 75,000 83,868

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.1% continued
Energy Northwest Columbia
Generating Station
Electric, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2039 $ 50,000 $ 55,679
Energy Northwest Project 3
Electric, Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2028 60,000 63,028
Energy Northwest Project 1
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2040 25,000 28,047
FYI Properties State of
Washington DIS Project,
Series 2019, Revenue,
5.00%, 6/1/2035 35,000 36,315
FYI Properties State of
Washington DIS Project,
Series 2019, Revenue,
Refunding,
5.00%, 6/1/2030 160,000 167,060
5.00%, 6/1/2029 25,000 26,126
King County School District
No. 210 Federal Way,
Series 2018, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2030 90,000 93,239
King County School District
No. 401 Highline, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 90,000 90,984
5.00%, 12/1/2031 140,000 141,479
King County School District
No. 403 Renton, Series
2020, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2029 15,000 16,173
King County School District
No. 403 Renton, Series
2023, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2035 50,000 55,682
King County School District
No. 405 Bellevue, Series
2016, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2029 155,000 156,689
5.00%, 12/1/2026 60,000 60,608
5.00%, 12/1/2028 50,000 50,528
5.00%, 12/1/2027 40,000 40,415
5.00%, 12/1/2030 175,000 176,885
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.1% continued
King County School District
No. 411 Issaquah, Series
2016, G.O. Unlimited,
School Bond Guaranty,
4.00%, 12/1/2031 $ 65,000 $ 65,155
King County School District
No. 411 Issaquah, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2032 55,000 55,565
King County School District
No. 412 Shoreline, Series
2018, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2031 65,000 68,526
King County School District
No. 414 Lake Washington,
Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2030 125,000 127,858
5.00%, 12/1/2031 85,000 86,858
North Thurston Public
Schools Series 2024, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2029 15,000 16,173
Pierce County School District
No. 3 Puyallup, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 135,000 138,136
5.00%, 12/1/2032 145,000 148,050
5.00%, 12/1/2030 100,000 102,241
5.00%, 12/1/2031 150,000 153,265
5.00%, 12/1/2034 50,000 50,974
5.00%, 12/1/2033 20,000 20,406
Pierce County School District
No. 320 Sumner, Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2036 35,000 40,147
5.00%, 12/1/2038 105,000 118,881
Pierce County School District
No. 403 Bethel, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2032 30,000 31,888
5.00%, 12/1/2035 80,000 84,493
Port of Seattle Series 2024A,
Revenue, Refunding,
5.00%, 3/1/2028 60,000 62,525
Snohomish County Public
Utility District No. 1
Electric System, Series
2025B, Revenue,
Refunding,
5.00%, 12/1/2039 175,000 197,599

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.1% continued
Snohomish County School
District No. 4 Lake
Stevens, Series 2025,
G.O. Unlimited, School
Bond Guaranty,
5.00%, 12/1/2036 $ 10,000 $ 11,429
Spokane County School
District No. 356 Central
Valley, Series 2018, G.O.
Unlimited, School Bond
Guaranty,
4.00%, 12/1/2034 90,000 90,938
Spokane County School
District No. 81 Spokane,
Series 2019, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2034 40,000 42,340
Spokane County School
District No. 81 Spokane,
Series 2021, G.O.
Unlimited, Refunding,
School Bond Guaranty,
4.00%, 12/1/2028 40,000 41,378
State of Washington Series
2017A, G.O. Unlimited,
5.00%, 8/1/2033 40,000 40,075
State of Washington Series
2017D, G.O. Unlimited,
5.00%, 2/1/2033 65,000 65,854
State of Washington Series
2018A, G.O. Unlimited,
5.00%, 8/1/2031 60,000 61,533
5.00%, 8/1/2030 55,000 56,435
5.00%, 8/1/2029 155,000 159,077
5.00%, 8/1/2038 40,000 40,785
State of Washington Series
2018C, G.O. Unlimited,
5.00%, 2/1/2030 65,000 67,575
5.00%, 2/1/2032 110,000 114,114
5.00%, 2/1/2033 150,000 155,444
5.00%, 2/1/2035 125,000 129,222
State of Washington Series
2018V, G.O. Unlimited,
5.00%, 2/1/2028 25,000 25,985
State of Washington Series
2019A, G.O. Unlimited,
5.00%, 8/1/2036 25,000 26,040
State of Washington Series
2019C, G.O. Unlimited,
5.00%, 2/1/2028 60,000 62,364
5.00%, 2/1/2039 45,000 46,958
5.00%, 2/1/2037 60,000 62,869
State of Washington Series
2020A, G.O. Unlimited,
5.00%, 8/1/2027 70,000 71,903
5.00%, 8/1/2029 40,000 42,915
5.00%, 8/1/2034 35,000 37,200
5.00%, 8/1/2033 40,000 42,595
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.1% continued
State of Washington Series
2020C, G.O. Unlimited,
5.00%, 2/1/2028 $ 55,000 $ 57,167
5.00%, 2/1/2032 55,000 59,343
5.00%, 2/1/2031 25,000 27,038
5.00%, 2/1/2034 15,000 16,130
State of Washington Series
2021A, G.O. Unlimited,
5.00%, 8/1/2032 30,000 32,621
5.00%, 8/1/2034 40,000 43,348
State of Washington Series
2021C, G.O. Unlimited,
5.00%, 2/1/2029 35,000 37,188
5.00%, 2/1/2028 85,000 88,350
5.00%, 2/1/2035 15,000 16,338
State of Washington Series
2022C, G.O. Unlimited,
5.00%, 2/1/2028 15,000 15,591
State of Washington Series
2023A, G.O. Unlimited,
5.00%, 8/1/2040 30,000 32,648
State of Washington Series
2023B, G.O. Unlimited,
5.00%, 2/1/2027 100,000 101,401
5.00%, 2/1/2035 35,000 39,203
State of Washington Series
2024A, G.O. Unlimited,
5.00%, 8/1/2029 85,000 91,195
5.00%, 8/1/2033 25,000 28,513
State of Washington Series
2024C, G.O. Unlimited,
5.00%, 2/1/2028 15,000 15,591
5.00%, 2/1/2027 135,000 136,891
State of Washington Series
2025C, G.O. Unlimited,
5.00%, 2/1/2039 10,000 11,230
State of Washington Series
2026A, G.O. Unlimited,
5.00%, 8/1/2039 85,000 95,732
State of Washington Series
2026D, G.O. Unlimited,
5.00%, 6/1/2038 10,000 11,434
State of Washington Series
R-2017A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2033 30,000 30,056
State of Washington Series
R-2017B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2033 25,000 25,046
State of Washington Series
R-2018C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2029 10,000 10,263
5.00%, 8/1/2031 30,000 30,766
State of Washington Series
R-2018D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2029 25,000 25,658

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.1% continued
State of Washington Series
R-2021A, G.O. Unlimited,
5.00%, 6/1/2030 $ 15,000 $ 16,341
5.00%, 6/1/2034 90,000 97,289
State of Washington Series
R-2024C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 55,000 55,097
State of Washington Series
R-2025D, G.O. Unlimited,
5.00%, 8/1/2027 25,000 25,680
State of Washington Series
R-2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 5,000 5,009
State of Washington Series
R-2026B, G.O. Unlimited,
5.00%, 7/1/2040 10,000 11,242
8,031,333
West Virginia - 1 .4%
State of West Virginia Series
2018A, G.O. Unlimited,
5.00%, 12/1/2028 40,000 41,880
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 12/1/2030 115,000 119,966
5.00%, 6/1/2032 55,000 57,279
5.00%, 12/1/2031 150,000 156,293
5.00%, 6/1/2027 135,000 138,119
5.00%, 6/1/2033 125,000 130,022
5.00%, 12/1/2040 15,000 15,481
State of West Virginia Series
2018D, G.O. Unlimited,
5.00%, 6/1/2031 115,000 119,906
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 6/1/2029 40,000 42,773
5.00%, 12/1/2028 70,000 74,123
5.00%, 6/1/2030 190,000 203,077
5.00%, 12/1/2030 100,000 106,806
5.00%, 6/1/2031 95,000 101,308
5.00%, 6/1/2028 70,000 73,347
5.00%, 12/1/2031 130,000 138,513
5.00%, 6/1/2033 95,000 100,759
5.00%, 12/1/2032 80,000 85,006
5.00%, 12/1/2033 95,000 100,629
5.00%, 6/1/2034 165,000 174,741
5.00%, 6/1/2035 200,000 211,545
5.00%, 12/1/2035 75,000 79,261
5.00%, 12/1/2036 35,000 36,918
West Virginia Commissioner
of Highways Surface
Transporation
Improvements, Series
2017A, Revenue,
5.00%, 9/1/2028 65,000 66,823
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
West Virginia - 1.4% continued
West Virginia Parkways
Authority Series 2021,
Revenue,
5.00%, 6/1/2039 $ 15,000 $ 16,088
5.00%, 6/1/2037 20,000 21,606
2,412,269
Wisconsin - 1 .4%
City of Madison Series
2025D, G.O. Unlimited,
5.00%, 10/1/2030 20,000 21,896
Madison Metropolitan School
District Series 2025A,
G.O. Unlimited,
5.00%, 3/1/2039 75,000 83,514
State of Wisconsin Series
2017-1, G.O. Unlimited,
5.00%, 11/1/2031 20,000 20,397
State of Wisconsin Series
2017-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 30,000 30,243
State of Wisconsin Series
2020-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2029 35,000 37,387
State of Wisconsin Series
2020A, G.O. Unlimited,
4.00%, 5/1/2029 70,000 71,602
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2031 45,000 47,901
5.00%, 5/1/2030 90,000 95,962
5.00%, 5/1/2028 15,000 15,712
State of Wisconsin Series
2021-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2031 85,000 92,224
5.00%, 5/1/2027 60,000 61,290
5.00%, 5/1/2028 40,000 41,898
State of Wisconsin Series
2021-2, G.O. Unlimited,
5.00%, 5/1/2031 55,000 59,675
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 95,000 99,508
State of Wisconsin Series
2022-4, G.O. Unlimited,
5.00%, 5/1/2041 15,000 16,193
State of Wisconsin Series
2022A, G.O. Unlimited,
5.00%, 5/1/2034 45,000 49,347
5.00%, 5/1/2035 70,000 76,454
State of Wisconsin Series
2023-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 60,000 62,847

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Wisconsin - 1.4% continued
State of Wisconsin Series
2023A, G.O. Unlimited,
5.00%, 5/1/2035 $ 80,000 $ 88,755
State of Wisconsin Series
2023B, G.O. Unlimited,
5.00%, 5/1/2028 50,000 52,372
State of Wisconsin Series
2024-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 65,000 66,397
5.00%, 5/1/2030 65,000 70,721
State of Wisconsin Series
2024C, G.O. Unlimited,
5.00%, 5/1/2027 100,000 102,149
State of Wisconsin Series
2025-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 85,000 86,827
State of Wisconsin Series
2025-3, G.O. Unlimited,
Refunding,
5.00%, 5/1/2033 100,000 113,768
State of Wisconsin Series
2025A, G.O. Unlimited,
5.00%, 5/1/2036 30,000 34,125
State of Wisconsin Series
2025B, G.O. Unlimited,
5.00%, 5/1/2027 35,000 35,752
State of Wisconsin
Transportation, Series
2017-2, Revenue,
Refunding,
5.00%, 7/1/2027 90,000 92,363
State of Wisconsin
Transportation, Series
2023I, Revenue,
Refunding,
5.00%, 7/1/2034 145,000 164,659
State of Wisconsin
Transportation, Series
2024-2, Revenue,
Refunding,
5.00%, 7/1/2031 80,000 88,691
5.00%, 7/1/2032 45,000 50,540
State of Wisconsin
Environmental
Improvement Fund,
Series 2024A, Revenue,
5.00%, 6/1/2033 50,000 56,681
5.00%, 6/1/2031 15,000 16,608
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Wisconsin - 1.4% continued
State of Wisconsin
Transportation, Series
2025-1, Revenue,
Refunding,
5.00%, 7/1/2027 $ 30,000 $ 30,788
2,135,246
Total Municipal Bonds
(Cost $158,064,802) 158,117,827
Total Investments - 98.7%
(Cost $158,064,802) 158,117,827
Other assets less liabilities - 1.3% 2,018,820
NET ASSETS - 100.0% $160,136,647
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of June 30, 2026.
(b) Maturity date represents the puttable date.
(c) When-Issued Securities. Total market value of all such
securities amounts to $422,668, which represents
approximately 0.26% of net assets of the fund.
(d) Pre-refunded security. Maturity date disclosed is earliest of the next put date or final maturity date.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
CWA Clean Water Act
ETM Escrowed to Maturity
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 474,494
Aggregate gross unrealized depreciation (421,469)
Net unrealized appreciation $ 53,025
Federal income tax cost $ 158,064,802
Security Type % of Net Assets
Municipal Bonds 98 .7%
Others
(1)
1 .3
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 158,118 $ — $ 158,118
Total
Investments $ — $158,118 $ — $158,118
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Short-Term Tax-Exempt Bond ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .6%
Alabama - 3 .6%
Alabama Corrections
Institution Finance
Authority Series 2022A,
Revenue,
5.00%, 7/1/2027 $ 20,000 $ 20,467
5.00%, 7/1/2028 65,000 67,981
5.00%, 7/1/2030 15,000 16,234
Alabama Federal Aid
Highway Finance
Authority Series 2025B,
Revenue,
5.00%, 9/1/2028 30,000 31,578
Alabama Federal Aid
Highway Finance
Authority Series 2025B,
Revenue, Refunding,
5.00%, 9/1/2030 35,000 38,234
5.00%, 9/1/2026 105,000 105,424
Alabama Highway Authority
Series 2025, Revenue, AG
Insured,
5.00%, 9/1/2027 45,000 46,315
Alabama Public School and
College Authority Series
2020A, Revenue,
5.00%, 11/1/2030 60,000 65,752
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2027 60,000 62,055
5.00%, 11/1/2029 35,000 37,674
5.00%, 11/1/2028 150,000 158,353
Alabama State Highway
Authority Series 2025,
Revenue, AG Insured,
5.00%, 9/1/2030 200,000 218,655
Black Belt Energy Gas
District Gas Project,
Series 2022C1, Revenue,
Mandatory Put,
5.25%, 2/1/2053
(a)(b)
170,000 178,657
Black Belt Energy Gas
District Gas Project,
Series 2022E, Revenue,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
100,000 103,405
Black Belt Energy Gas District
Gas Project, Series 2022F,
Revenue, Mandatory Put,
5.50%, 11/1/2053
(a)(b)
35,000 36,624
Black Belt Energy Gas
District Gas Project,
Series 2023A, Revenue,
Mandatory Put,
5.25%, 1/1/2054
(a)(b)
170,000 180,452
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Alabama - 3.6% continued
Black Belt Energy Gas
District Gas Project,
Series 2023B, Revenue,
Mandatory Put,
5.25%, 12/1/2053
(a)(b)
$ 190,000 $ 204,141
Black Belt Energy Gas
District Gas Project,
Series 2023D1, Revenue,
Refunding, Mandatory Put,
5.50%, 6/1/2049
(a)(b)
140,000 146,948
Black Belt Energy Gas District
Gas Project, Series
2025E, Revenue,
5.00%, 5/1/2030 110,000 115,218
5.00%, 5/1/2029 150,000 155,977
Black Belt Energy Gas District
Gas Project, Series 2025F,
Revenue,
5.00%, 12/1/2030 200,000 210,870
Black Belt Energy Gas District
Gas Project, Series
2026B, Revenue,
5.00%, 12/1/2030 50,000 52,948
Black Belt Energy Gas District
Gas Project, Series
2026C, Revenue,
5.00%, 6/1/2031 200,000 210,871
Black Belt Energy Gas District
Gas Project, Series
2026J, Revenue,
5.00%, 11/1/2030 35,000 36,833
County of Jefferson
Series 2017, Revenue,
Refunding,
5.00%, 9/15/2026 60,000 60,248
County of Jefferson Sewer,
Series 2024, Revenue,
5.00%, 10/1/2028 25,000 26,190
5.00%, 10/1/2029 20,000 21,220
Energy Southeast A
Cooperative District
Series 2023A1, Revenue,
Mandatory Put,
5.50%, 11/1/2053
(a)(b)
250,000 269,339
Southeast Energy Authority
A Cooperative District
Project No. 1, Series
2021A, Revenue,
Mandatory Put,
4.00%, 11/1/2051
(a)(b)
150,000 152,374
Southeast Energy Authority
A Cooperative District
Project No. 3, Series
2022A1, Revenue,
Mandatory Put,
5.50%, 1/1/2053
(a)(b)
280,000 298,174

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Alabama - 3.6% continued
Southeast Energy Authority
A Cooperative District
Project No. 4, Series
2022B1, Revenue,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
$ 105,000 $ 108,612
Southeast Energy Authority A
Cooperative District Series
2023A, Revenue,
5.25%, 1/1/2054
(a)(b)
130,000 136,427
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025E, Revenue,
5.00%, 10/1/2030 190,000 202,944
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue,
5.25%, 11/1/2030 250,000 265,782
State of Alabama Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 15,000 15,031
University of Alabama (The)
Series 2019A, Revenue,
5.00%, 7/1/2028 35,000 36,724
University of Alabama (The)
Series 2019A, Revenue,
Refunding,
5.00%, 7/1/2030 115,000 122,783
4,217,514
Alaska - 0 .4%
Borough of North Slope
Series 2025, G.O.
Unlimited,
5.00%, 6/30/2028 130,000 136,345
5.00%, 6/30/2029 85,000 90,913
5.00%, 6/30/2027 40,000 40,992
State of Alaska Series 2024A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2030 55,000 60,117
5.00%, 8/1/2029 70,000 75,080
State of Alaska Series 2025A,
G.O. Unlimited,
5.00%, 8/1/2030 25,000 27,326
State of Alaska Series 2025A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2026 70,000 70,132
500,905
Arizona - 1 .1%
Arizona Board of Regents
University of Arizona
System, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2029 100,000 106,680
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Arizona - 1.1% continued
Arizona Department of
Transportation State
Highway Fund Series
2023, Revenue,
Refunding,
5.00%, 7/1/2029 $ 125,000 $ 133,928
5.00%, 7/1/2026 75,000 75,000
Arizona Sports & Tourism
Authority Multipurpose
Stadium Facility Project,
Series 2022, Revenue,
BAM Insured,
5.00%, 7/1/2030 20,000 21,702
City of Phoenix Civic
Improvement Corp. Water
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2029 20,000 20,083
City of Phoenix Civic
Improvement Corp.
Airport, Series 2017D,
Revenue, Refunding,
5.00%, 7/1/2028 10,000 10,242
5.00%, 7/1/2026 75,000 75,000
5.00%, 7/1/2030 20,000 20,457
City of Phoenix Civic
Improvement Corp.
Wastewater System,
Series 2023, Revenue,
5.00%, 7/1/2028 15,000 15,766
5.00%, 7/1/2030 135,000 147,563
Gilbert Water Resource
Municipal Property Corp.
Waterworks & Sewer
System, Series 2022,
Revenue,
5.00%, 7/15/2028 10,000 10,515
Maricopa County Special
Health Care District
Integrated Health
Serivces, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2029 35,000 36,561
Maricopa County Union High
School District No. 210
Project of 2023, Series
2024A, G.O. Unlimited,
5.00%, 7/1/2026 90,000 90,000
Maricopa County Union High
School District No. 210
Project of 2023, Series
2025B, G.O. Unlimited,
5.00%, 7/1/2030 155,000 168,931
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2016A, Revenue,
Refunding,
5.00%, 1/1/2029 70,000 70,875

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Arizona - 1.1% continued
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2017A, Revenue,
5.00%, 1/1/2031 $ 35,000 $ 36,256
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2017A, Revenue,
Refunding,
5.00%, 1/1/2030 20,000 20,736
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2019A, Revenue,
5.00%, 1/1/2030 95,000 102,826
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2020A, Revenue,
Refunding,
5.00%, 1/1/2028 20,000 20,769
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2021A, Revenue,
Refunding,
5.00%, 1/1/2029 10,000 10,615
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2024A, Revenue,
5.00%, 1/1/2030 10,000 10,824
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2025B, Revenue,
Refunding,
5.00%, 1/1/2031 75,000 82,562
1,287,891
California - 3 .1%
Anaheim Housing & Public
Improvements Authority
Electric Utility Distribution
System Improvements,
Series 2022A, Revenue,
Refunding,
5.00%, 10/1/2030 100,000 103,022
Anaheim Public Financing
Authority Anahein Public
Improvements Project,
Series 2019A, Revenue,
Refunding,
5.00%, 9/1/2029 45,000 48,211
Anaheim Redevelopment
Agency Series 2018A, Tax
Allocation,
5.00%, 2/1/2030 30,000 31,169
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 3.1% continued
California Community Choice
Financing Authority
Clean Energy Project,
Series 2022A1, Revenue,
Mandatory Put,
4.00%, 5/1/2053
(a)(b)
$ 120,000 $ 121,447
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023B1, Revenue,
Mandatory Put,
5.00%, 7/1/2053
(a)(b)
90,000 93,991
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023D, Revenue,
Mandatory Put,
5.50%, 5/1/2054
(a)(b)
15,000 15,673
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023E1, Revenue,
Mandatory Put,
5.00%, 2/1/2054
(a)(b)
175,000 185,645
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023F, Revenue,
Mandatory Put,
5.50%, 10/1/2054
(a)(b)
135,000 147,349
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023G, Revenue,
Mandatory Put,
5.25%, 11/1/2054
(a)(b)
210,000 222,050
California Community Choice
Financing Authority Clean
Energy Project, Series
2026D, Revenue,
5.00%, 2/1/2031 35,000 37,195
California State Public Works
Board Various Capital
Projects, Series 2017B,
Revenue,
5.00%, 10/1/2029 20,000 20,597
California State Public Works
Board Various Capital
Projects, Series 2021B,
Revenue,
5.00%, 5/1/2030 20,000 21,793
5.00%, 5/1/2029 15,000 16,033
California State Public Works
Board Various Capital
Projects, Series 2023C,
Revenue, Refunding,
5.00%, 9/1/2028 20,000 21,088

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 3.1% continued
California State Public
Works Board Department
of Corrections &
Rehabilitation, Series D,
Revenue,
5.00%, 9/1/2028 $ 10,000 $ 10,297
5.00%, 9/1/2029 20,000 20,559
California State University
Systemwide, Series
2017A, Revenue,
5.00%, 11/1/2028 25,000 25,563
Long Beach Bond Finance
Authority Natural Gas
Purchase, Series 2007A,
Revenue,
5.50%, 11/15/2030 100,000 109,001
Los Angeles Department
of Water & Power Water
System, Series 2018A,
Revenue,
5.00%, 7/1/2029 10,000 10,323
Los Angeles Department
of Water & Power Power
System, Series 2018A,
Revenue, Refunding,
5.00%, 7/1/2030 40,000 41,237
5.00%, 7/1/2028 160,000 165,469
5.00%, 7/1/2029 20,000 20,647
Los Angeles Department
of Water & Power Power
System, Series 2018D,
Revenue, Refunding,
5.00%, 7/1/2029 35,000 36,499
Los Angeles Department
of Water & Power Power
System, Series 2019A,
Revenue,
5.00%, 7/1/2030 15,000 15,744
Los Angeles Department
of Water & Power Power
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2030 100,000 104,958
Los Angeles Department
of Water & Power Power
System, Series 2023A,
Revenue, Refunding,
5.00%, 7/1/2029 25,000 26,510
Los Angeles Department
of Water & Power Power
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2029 65,000 68,927
5.00%, 7/1/2027 110,000 112,702
Los Angeles Department
of Water & Power Power
System, Series 2024C,
Revenue, Refunding,
5.00%, 7/1/2027 25,000 25,614
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 3.1% continued
Los Angeles Department
of Water & Power Power
System, Series 2025A,
Revenue, Refunding,
5.00%, 1/1/2030 $ 20,000 $ 21,195
5.00%, 7/1/2028 155,000 160,298
Los Angeles Department
of Water & Power Power
System, Series 2025C,
Revenue, Refunding,
5.00%, 7/1/2030 20,000 21,437
Los Angeles Unified School
District Series 2016B,
G.O. Unlimited, Refunding,
5.00%, 7/1/2027 130,000 130,285
Los Angeles Unified School
District Series 2020C,
G.O. Unlimited,
5.00%, 7/1/2029 50,000 53,826
Los Angeles Unified School
District Series 2021RYRR,
G.O. Unlimited,
5.00%, 7/1/2029 95,000 102,270
Metropolitan Water District
of Southern California
Waterworks, Series
2022B, Revenue,
Refunding,
3.00%, 7/1/2026 25,000 25,000
Municipal Improvement
Corp. of Los Angeles Real
Property, Series 2016B,
Revenue, Refunding,
5.00%, 11/1/2027 75,000 75,634
5.00%, 11/1/2028 125,000 126,003
Municipal Improvement
Corp. of Los Angeles Real
Property, Series 2021C,
Revenue,
5.00%, 11/1/2030 45,000 49,525
Northern California Energy
Authority Commodity
Supply, Series 2024,
Revenue, Refunding,
Mandatory Put,
5.00%, 12/1/2054
(a)(b)
175,000 185,328
Sacramento City Financing
Authority Master Lease
Program Facilities, Series
E, Revenue, Refunding,
AMBAC Insured,
5.25%, 12/1/2030 10,000 10,809
San Diego Public Facilities
Financing Authority Water,
Series 2016B, Revenue,
Refunding,
5.00%, 8/1/2030 65,000 65,122

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 3.1% continued
San Diego Unified School
District Series 2022F2,
G.O. Unlimited,
5.00%, 7/1/2029 $ 55,000 $ 59,240
San Francisco Bay Area
Rapid Transit District
Series 2020C1, G.O.
Unlimited,
4.00%, 8/1/2030 25,000 26,186
Southern California Public
Power Authority Milford
Wind Corridor Phase I
Project, Series 2019-1,
Revenue, Refunding,
5.00%, 7/1/2029 150,000 159,062
Southern California Public
Power Authority Southern
Transmission System
Renewal Project, Series
2026-1, Revenue,
5.00%, 7/1/2029 30,000 31,812
State of California Series
2019, G.O. Unlimited,
Refunding,
5.00%, 4/1/2028 10,000 10,461
State of California Series
2020, G.O. Unlimited,
4.00%, 11/1/2030 35,000 36,937
State of California Series
2022, G.O. Unlimited,
Refunding,
5.00%, 11/1/2030 40,000 44,031
University of California Series
2017AV, Revenue,
5.00%, 5/15/2030 50,000 51,056
University of California Series
2017AY, Revenue,
5.00%, 5/15/2030 40,000 40,845
University of California
Series 2018, Revenue,
Refunding,
4.00%, 5/15/2028 20,000 20,612
University of California Series
2025BZ, Revenue,
5.00%, 5/15/2027 45,000 46,024
University of California Series
2025CD, Revenue,
5.00%, 5/15/2030 200,000 218,162
3,650,473
Colorado - 1 .2%
Adams & Arapahoe Counties
Joint School District 28J
Aurora, Series 2021A,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2028 10,000 10,595
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Colorado - 1.2% continued
Adams 12 Five Star Schools
Series 2016B, G.O.
Unlimited, Refunding,
State Aid Withholding,
5.00%, 12/15/2028 $ 40,000 $ 40,479
Boulder Larimer & Weld
Counties St. Vrain Valley
School Distric No. Re-
1J, Series 2024, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2029 10,000 10,828
City & County of Denver
Wellington E. Webb
Municipal Office Building,
Series 2023, Certificate of
Participation,
5.00%, 12/1/2030 25,000 27,427
City & County of Denver
Wellington E. Webb
Municipal Office Building,
Series 2023, Certificate of
Participation, Refunding,
5.00%, 12/1/2027 10,000 10,348
City & County of Denver
Elevate Denver, Series
2020B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 25,000 27,397
City & County of Denver
Series 2022A, G.O.
Unlimited,
5.00%, 8/1/2030 30,000 32,877
City & County of Denver
Airport System, Series
2023A, Revenue,
Refunding,
5.00%, 11/15/2030 10,000 10,928
City of Colorado Springs
Utilities System, Series
2020C, Revenue,
5.00%, 11/15/2027 30,000 31,057
City of Colorado Springs
Utilities System, Series
2021A, Revenue,
Refunding,
5.00%, 11/15/2030 95,000 104,517
City of Colorado Springs
Utilities System, Series
2022A, Revenue,
Refunding,
5.00%, 11/15/2028 10,000 10,592
5.00%, 11/15/2030 25,000 27,504
City of Colorado Springs
Utilities System, Series
2023B, Revenue,
Refunding,
5.00%, 11/15/2028 15,000 15,888
5.00%, 11/15/2030 25,000 27,504

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Colorado - 1.2% continued
City of Colorado Springs
Utilities System, Series
2025B, Revenue,
Refunding,
5.00%, 11/15/2027 $ 20,000 $ 20,705
5.00%, 11/15/2030 35,000 38,506
City of Colorado Springs
Utilities System, Series
A1, Revenue, Refunding,
5.00%, 11/15/2029 50,000 51,662
5.00%, 11/15/2030 15,000 15,482
Colorado Bridge & Tunnel
Enterprise Series 2024B,
Revenue, Refunding,
5.00%, 12/1/2028 10,000 10,602
5.00%, 12/1/2030 60,000 66,114
Denver City & County School
District No. 1 Series 2017,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2027 85,000 85,882
Denver City & County School
District No. 1 Series
2018A, G.O. Unlimited,
State Aid Withholding,
5.50%, 12/1/2028 10,000 10,428
Denver City & County School
District No. 1 Series
2025B, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 12/1/2026 75,000 75,780
Douglas County School
District No. Re1 Douglas
& Elbert Counties, Series
2019, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2027 20,000 20,741
Jefferson County School
District No. R-1 Series
2018, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2029 35,000 37,000
Pueblo School District No.
60 Series 2020, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2029 150,000 161,853
State of Colorado Series
2018A, Certificate of
Participation,
5.00%, 12/15/2028 50,000 52,929
5.00%, 12/15/2029 75,000 79,248
State of Colorado Series
2018M, Certificate of
Participation,
5.00%, 3/15/2029 20,000 20,813
5.00%, 3/15/2031 70,000 72,657
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Colorado - 1.2% continued
State of Colorado Series
2018M, Certificate of
Participation, Refunding,
5.00%, 3/15/2030 $ 90,000 $ 93,584
State of Colorado Series
2020A, Certificate of
Participation,
5.00%, 12/15/2028 20,000 21,172
5.00%, 12/15/2030 130,000 142,654
University of Colorado Series
2017A2, Revenue,
5.00%, 6/1/2027 50,000 51,146
University of Colorado
Series 2025B, Revenue,
Refunding,
5.00%, 6/1/2030 35,000 38,129
1,555,028
Connecticut - 0 .9%
Connecticut State Health
& Educational Facilities
Authority Yale University,
Series 2025B1, Revenue,
Mandatory Put,
5.00%, 7/1/2064
(a)(b)
50,000 54,369
State of Connecticut Series
2016E, G.O. Unlimited,
5.00%, 10/15/2027 25,000 25,175
5.00%, 10/15/2026 70,000 70,480
State of Connecticut Series
2018A, G.O. Unlimited,
5.00%, 4/15/2029 35,000 36,496
State of Connecticut Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 4/15/2027 200,000 203,988
State of Connecticut Series
2018D, G.O. Unlimited,
5.00%, 4/15/2027 50,000 50,997
State of Connecticut Series
2018F, G.O. Unlimited,
Refunding,
5.00%, 9/15/2028 10,000 10,536
State of Connecticut Series
2019A, G.O. Unlimited,
5.00%, 4/15/2027 140,000 142,792
5.00%, 4/15/2029 60,000 63,950
State of Connecticut Series
2020C, G.O. Unlimited,
4.00%, 6/1/2029 10,000 10,391
State of Connecticut Series
2021D, G.O. Unlimited,
5.00%, 7/15/2030 50,000 54,521
State of Connecticut Series
2022D, G.O. Unlimited,
Refunding,
5.00%, 9/15/2030 55,000 60,142
State of Connecticut Series
2022G, G.O. Unlimited,
5.00%, 11/15/2030 85,000 93,205

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Connecticut - 0.9% continued
State of Connecticut Series
2025B, G.O. Unlimited,
5.00%, 12/1/2030 $ 5,000 $ 5,487
State of Connecticut Series
2025B, G.O. Unlimited,
Refunding,
5.00%, 12/1/2027 15,000 15,539
State of Connecticut Series
A, G.O. Unlimited,
5.00%, 4/15/2027 45,000 45,897
5.00%, 4/15/2029 25,000 25,477
State of Connecticut Series
A, Revenue,
5.00%, 5/1/2029 40,000 40,822
State of Connecticut
Transportation
Infrastructure, Series
2018A, Special Tax,
5.00%, 1/1/2030 10,000 10,351
State of Connecticut Series
2020A, Special Tax,
5.00%, 5/1/2027 25,000 25,539
State of Connecticut
Transportation
Infrastructure, Series
2021D, Special Tax,
5.00%, 11/1/2030 45,000 49,312
University of Connecticut
Series 2018A, Revenue,
State Appropriation,
5.00%, 4/15/2030 20,000 20,842
5.00%, 4/15/2031 15,000 15,612
University of Connecticut
Series 2023A, Revenue,
Refunding, State
Appropriation,
5.00%, 8/15/2030 15,000 16,363
1,148,283
Delaware - 1 .7%
Delaware River & Bay
Authority Series 2019,
Revenue, Refunding,
5.00%, 1/1/2030 115,000 121,504
Delaware Transportation
Authority Transportation
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2027 115,000 115,229
Delaware Transportation
Authority Series 2020,
Revenue,
5.00%, 7/1/2030 20,000 21,835
Delaware Transportation
Authority Transportation
System, Series 2020,
Revenue, Refunding,
5.00%, 9/1/2030 35,000 38,249
5.00%, 7/1/2029 165,000 176,769
5.00%, 7/1/2028 205,000 215,301
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Delaware - 1.7% continued
5.00%, 9/1/2028 $ 30,000 $ 31,571
5.00%, 7/1/2027 70,000 71,838
5.00%, 9/1/2026 140,000 140,542
5.00%, 9/1/2029 90,000 96,567
5.00%, 9/1/2027 30,000 30,901
State of Delaware Series
2019, G.O. Unlimited,
4.00%, 2/1/2031 25,000 25,857
5.00%, 2/1/2028 10,000 10,410
State of Delaware Series
2020A, G.O. Unlimited,
5.00%, 1/1/2029 25,000 26,542
5.00%, 1/1/2028 90,000 93,502
5.00%, 1/1/2031 70,000 75,698
State of Delaware Series
2021, G.O. Unlimited,
Refunding,
5.00%, 2/1/2027 90,000 91,313
5.00%, 2/1/2031 110,000 121,540
State of Delaware Series
2022, G.O. Unlimited,
5.00%, 3/1/2030 50,000 54,322
State of Delaware Series
2022, G.O. Unlimited,
Refunding,
5.00%, 3/1/2028 20,000 20,862
5.00%, 3/1/2029 15,000 15,979
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2029 75,000 80,156
State of Delaware Series
2024A, G.O. Unlimited,
5.00%, 5/1/2031 30,000 33,285
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2030 200,000 217,978
5.00%, 5/1/2027 25,000 25,535
State of Delaware Series
2026A, G.O. Unlimited,
5.00%, 5/1/2029 15,000 16,031
1,969,316
District of Columbia - 2 .8%
District of Columbia Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 10,000 10,219
District of Columbia Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 140,000 146,303
District of Columbia Series
2019A, G.O. Unlimited,
5.00%, 10/15/2029 95,000 101,368
5.00%, 10/15/2026 140,000 140,962
District of Columbia Series
2021D, G.O. Unlimited,
4.00%, 2/1/2027 80,000 80,695

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
District of Columbia - 2.8% continued
District of Columbia Series
2023B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2027 $ 55,000 $ 56,293
District of Columbia Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 90,000 90,910
District of Columbia Income
Tax, Series 2019A,
Revenue,
5.00%, 3/1/2030 55,000 58,969
5.00%, 3/1/2027 90,000 91,500
District of Columbia Income
Tax, Series 2019C,
Revenue, Refunding,
5.00%, 10/1/2030 205,000 219,963
5.00%, 10/1/2029 75,000 80,674
5.00%, 10/1/2026 55,000 55,325
District of Columbia
Federal Highway Grant
Anticipation, Series 2020,
Revenue,
5.00%, 12/1/2029 160,000 172,281
5.00%, 12/1/2027 70,000 72,499
5.00%, 12/1/2026 105,000 106,040
District of Columbia Income
Tax, Series 2020A,
Revenue,
5.00%, 3/1/2028 90,000 93,838
District of Columbia Income
Tax, Series 2020B,
Revenue, Refunding,
5.00%, 10/1/2026 115,000 115,679
District of Columbia Income
Tax, Series 2020C,
Revenue,
5.00%, 5/1/2029 60,000 64,023
District of Columbia Income
Tax, Series 2022C,
Revenue, Refunding,
5.00%, 12/1/2030 25,000 27,435
District of Columbia Water
& Sewer Authority Public
Utility, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2030 65,000 71,078
5.00%, 10/1/2028 280,000 295,539
5.00%, 10/1/2029 75,000 80,650
5.00%, 10/1/2026 80,000 80,480
District of Columbia Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2027 125,000 127,939
Washington Metropolitan
Area Transit Authority
Series 2017A1, Revenue,
Refunding,
5.00%, 7/1/2029 35,000 35,780
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
District of Columbia - 2.8% continued
5.00%, 7/1/2028 $ 255,000 $ 261,152
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2028 25,000 25,603
Washington Metropolitan
Area Transit Authority
Series 2020A, Revenue,
5.00%, 7/15/2027 65,000 66,690
Washington Metropolitan
Area Transit Authority
Series 2021A, Revenue,
5.00%, 7/15/2028 70,000 73,407
5.00%, 7/15/2030 70,000 76,025
5.00%, 7/15/2026 175,000 175,136
Washington Metropolitan
Area Transit Authority
Series 2023A, Revenue,
5.00%, 7/15/2026 90,000 90,070
Washington Metropolitan
Area Transit Authority
Series A1, Revenue,
Refunding,
5.00%, 7/1/2026 60,000 60,000
3,304,525
Florida - 4 .5%
Central Florida Expressway
Authority Series 2016B,
Revenue, Pre-Refunded,
4.00%, 7/1/2032
(c)
85,000 85,000
4.00%, 7/1/2033
(c)
110,000 110,000
Central Florida Expressway
Authority Series 2021,
Revenue, Refunding, AG
Insured,
5.00%, 7/1/2028 95,000 99,686
5.00%, 7/1/2026 180,000 180,000
City of Gainesville Utilities
System, Series 2017A,
Revenue,
5.00%, 10/1/2029 55,000 56,596
5.00%, 10/1/2030 75,000 77,113
City of Jacksonville Series
2022A, Revenue,
Refunding,
5.00%, 10/1/2026 75,000 75,447
City of Jacksonville Series
2023B, Revenue,
Refunding,
5.00%, 10/1/2026 50,000 50,298
City of Jacksonville
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2030 75,000 81,669
City of Port St. Lucie Utility
System, Series 2007,
Revenue, Refunding,
NATL Insured,
5.25%, 9/1/2027 95,000 98,063

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 4.5% continued
City of Tallahassee Energy
System, Series 2024,
Revenue, Refunding,
5.00%, 10/1/2030 $ 30,000 $ 32,844
County of Miami-Dade Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 45,000 45,297
County of Miami-Dade
Building Better
Communitites Project,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 7/1/2026 185,000 185,000
County of Miami-Dade
Water & Sewer System,
Series 2017B, Revenue,
Refunding,
5.00%, 10/1/2029 100,000 102,939
County of Miami-Dade Water
& Sewer System, Series
2021, Revenue,
5.00%, 10/1/2028 90,000 94,815
County of Miami-Dade Water
& Sewer System, Series
2024B, Revenue,
5.00%, 10/1/2030 20,000 21,770
Duval County Public Schools
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2030 285,000 308,788
Duval County Public Schools
Series 2025A, Certificate
of Participation,
Refunding, AG Insured,
5.00%, 7/1/2029 50,000 53,240
Florida Department of
Environmental Protection
Florida Forever, Series
2016A, Revenue,
Pre-Refunded,
5.00%, 7/1/2027
(c)
100,000 100,000
Florida Department of
Environmental Protection
Florida Forever, Series
2018A, Revenue,
Refunding,
5.00%, 7/1/2029 85,000 91,033
Florida Insurance Assistance
Interlocal Agency
Insurance Assessment,
Series 2023A1, Revenue,
5.00%, 9/1/2028 155,000 155,604
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 4.5% continued
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2016A, Revenue,
Refunding,
5.00%, 10/1/2029 $ 200,000 $ 201,165
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2017A, Revenue,
Refunding,
5.00%, 10/1/2026 160,000 160,822
Hillsborough County
School Board Series
2020A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 10,000 10,226
Orange County School Board
Series 2016C, Certificate
of Participation,
Pre-Refunded,
5.00%, 8/1/2034
(c)
215,000 215,426
Palm Beach County
School District Series
2018C, Certificate of
Participation, Refunding,
5.00%, 8/1/2029 205,000 214,438
Palm Beach County
School District Series
2022B, Certificate of
Participation,
5.00%, 8/1/2028 60,000 62,923
Reddy Creek Improvement
District Series 2017A,
G.O. Limited,
5.00%, 6/1/2030 65,000 66,298
School District of
Broward County Series
2016A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 230,000 230,000
5.00%, 7/1/2029 215,000 215,000
5.00%, 7/1/2028 60,000 60,000
5.00%, 7/1/2030 235,000 235,000
School District of
Broward County Series
2019A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 60,000 61,440
School District of
Broward County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2030 15,000 16,222

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 4.5% continued
State of Florida Department
of Management Services,
Series 2018A, Certificate
of Participation,
Refunding,
5.00%, 11/1/2028 $ 70,000 $ 73,949
State of Florida Public
Education Capital Outlay,
Series 2017B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2029 25,000 25,552
State of Florida Public
Education Capital Outlay,
Series 2017C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 70,000 71,643
State of Florida Right of
Way Acquisition & Bridge
Construction, Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 80,000 87,395
5.00%, 7/1/2026 75,000 75,000
State of Florida Public
Education Capital Outlay,
Series 2022B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2030 20,000 21,849
State of Florida Public
Education Capital Outlay,
Series 2023A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 60,000 61,408
State of Florida Public
Education Capital Outlay,
Series 2024A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2030 90,000 98,319
State of Florida Public
Education Capital Outlay,
Series 2024B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 75,000 78,659
State of Florida Public
Education Capital Outlay,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 170,000 173,990
State of Florida Board
of Education Lottery,
Series 2016B, Revenue,
Refunding,
5.00%, 7/1/2026 100,000 100,000
State of Florida Board
of Education Lottery,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2027 95,000 97,409
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 4.5% continued
State of Florida Department
of Transportation
Financing Corp., Series
2018, Revenue,
5.00%, 7/1/2030 $ 50,000 $ 52,383
5.00%, 7/1/2029 160,000 167,642
State of Florida Department
of Transportation Federal
Highway Reimbursement,
Series 2019A, Revenue,
5.00%, 7/1/2027 60,000 61,479
State of Florida Department
of Transportation Turnpike
System, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2030 30,000 31,436
5.00%, 7/1/2029 110,000 115,452
State of Florida Department
of Transportation Turnpike
System, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2026 60,000 60,000
5,307,727
Georgia - 2 .8%
City of Atlanta Public
Improvement, Series
2022A1, G.O. Unlimited,
ETM,
5.00%, 12/1/2030
(c)
30,000 32,853
City of Atlanta Water &
Wastewater, Series 2004,
Revenue, AG Insured,
5.75%, 11/1/2027 110,000 114,983
5.75%, 11/1/2029 25,000 27,556
City of Atlanta Water &
Wastewater, Series
2017A, Revenue,
Pre-Refunded,
5.00%, 11/1/2038
(c)
25,000 25,804
5.00%, 11/1/2031
(c)
10,000 10,322
City of Atlanta Water &
Wastewater, Series
2018C, Revenue,
5.00%, 11/1/2028 50,000 51,651
City of Atlanta Water &
Wastewater, Series
2018C, Revenue,
Pre-Refunded,
5.00%, 11/1/2032
(c)
25,000 25,804
5.00%, 11/1/2034
(c)
20,000 20,643
City of Atlanta Airport,
Series 2020A, Revenue,
Refunding,
5.00%, 7/1/2028 65,000 68,201
City of Atlanta Water &
Wastewater, Series 2024,
Revenue, BAM Insured,
5.00%, 11/1/2030 30,000 32,942

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Georgia - 2.8% continued
City of Columbus Series
2022, G.O. Unlimited,
5.00%, 1/1/2029 $ 10,000 $ 10,619
5.00%, 1/1/2027 105,000 106,296
County of DeKalb Water &
Sewerage, Series 2006B,
Revenue, Refunding,
5.25%, 10/1/2026 10,000 10,066
Development Authority
of Burke County (The)
Oglethorpe Power Corp.,
Series 2017E, Revenue,
Mandatory Put,
3.60%, 11/1/2045
(a)(b)
90,000 91,367
Douglas County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 4/1/2028 140,000 146,236
Georgia Ports Authority
Series 2021, Revenue,
5.00%, 7/1/2030 35,000 38,211
Georgia Ports Authority
Series 2022, Revenue,
5.00%, 7/1/2030 40,000 43,670
Georgia State Road & Tollway
Authority Garvee, Series
2020, Revenue,
5.00%, 6/1/2027 170,000 173,990
5.00%, 6/1/2028 135,000 141,327
Gwinnett County Water
& Sewerage Authority
Series 2019, Revenue,
Refunding,
5.00%, 8/1/2027 50,000 51,389
Henry County School
District Series 2016,
G.O. Unlimited, State Aid
Withholding,
5.00%, 8/1/2026 100,000 100,184
Henry County School
District Series 2021,
G.O. Unlimited, State Aid
Withholding,
4.00%, 8/1/2027 20,000 20,330
Main Street Natural Gas, Inc.
Gas Supply, Series 2019C,
Revenue, Mandatory Put,
4.00%, 3/1/2050
(a)(b)
80,000 80,110
Main Street Natural Gas, Inc.
Gas Supply, Series 2021A,
Revenue, Mandatory Put,
4.00%, 7/1/2052
(a)(b)
45,000 45,577
Main Street Natural Gas, Inc.
Gas Supply, Series 2022A,
Revenue, Mandatory Put,
4.00%, 9/1/2052
(a)(b)
150,000 152,832
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Georgia - 2.8% continued
Main Street Natural Gas, Inc.
Gas Supply, Series 2023A,
Revenue, Mandatory Put,
5.00%, 6/1/2053
(a)(b)
$ 60,000 $ 63,128
Main Street Natural Gas, Inc.
Gas Supply, Series 2023B,
Revenue, Mandatory Put,
5.00%, 7/1/2053
(a)(b)
125,000 131,905
Main Street Natural Gas, Inc.
Gas Supply, Series 2023C,
Revenue, Mandatory Put,
5.00%, 9/1/2053
(a)(b)
200,000 212,728
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2007A,
Revenue, NATL Insured,
ETM,
5.25%, 7/1/2028
(c)
25,000 26,339
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2015C,
Revenue, Refunding,
5.00%, 7/1/2027 155,000 155,000
5.00%, 7/1/2026 65,000 65,000
5.00%, 7/1/2029 95,000 95,000
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2023B,
Revenue,
5.00%, 7/1/2030 65,000 71,041
5.00%, 7/1/2028 50,000 52,537
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2024B,
Revenue,
5.00%, 7/1/2030 65,000 71,041
Municipal Electric Authority
of Georgia Project One,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2028 140,000 145,006
Private Colleges &
Universities Authority
Emory University, Series
2019A, Revenue,
Refunding,
5.00%, 9/1/2029 110,000 117,968
State of Georgia Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 60,000 60,000
State of Georgia Series
2016E, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 55,000 55,583
State of Georgia Series
2017C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 55,000 56,364

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Georgia - 2.8% continued
State of Georgia Series
2018A, G.O. Unlimited,
5.00%, 7/1/2030 $ 95,000 $ 99,701
State of Georgia Series
2022C, G.O. Unlimited,
5.00%, 7/1/2030 15,000 16,413
State of Georgia Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 7/1/2026 75,000 75,000
3,192,717
Hawaii - 1 .2%
City & County of Honolulu
Rail Transit Project,
Series 2019A, G.O.
Unlimited,
5.00%, 9/1/2029 110,000 115,679
City & County of Honolulu
Rail Transit Project,
Series 2020B, G.O.
Unlimited,
5.00%, 3/1/2028 85,000 88,678
City & County of Honolulu
Rail Transit Project,
Series 2020B, G.O.
Unlimited, Refunding,
5.00%, 3/1/2029 20,000 21,285
City & County of Honolulu
Rail Transit Project,
Series 2021E, G.O.
Unlimited,
5.00%, 3/1/2027 90,000 91,522
5.00%, 3/1/2031 80,000 88,267
City & County of Honolulu
Rail Transit Project,
Series 2023D, G.O.
Unlimited,
5.00%, 3/1/2031 65,000 71,717
City & County of Honolulu
Rail Transit Project,
Series 2023D, G.O.
Unlimited, Refunding,
5.00%, 3/1/2030 10,000 10,851
5.00%, 3/1/2028 35,000 36,514
City & County of Honolulu
Series 2025D, G.O.
Unlimited,
5.00%, 7/1/2030 20,000 21,837
City & County of Honolulu
Series 2025F, G.O.
Unlimited, Refunding,
5.00%, 7/1/2028 140,000 147,234
City & County of Honolulu
Series D, G.O. Unlimited,
5.00%, 9/1/2027 20,000 20,611
City & County of Honolulu
Series D, G.O. Unlimited,
Refunding,
5.00%, 9/1/2026 85,000 85,335
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Hawaii - 1.2% continued
County of Maui Series 2025,
G.O. Unlimited,
6.00%, 9/1/2030 $ 80,000 $ 90,911
State of Hawaii Series
2017FN, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 70,000 70,412
State of Hawaii Series
2018FT, G.O. Unlimited,
5.00%, 1/1/2029 25,000 25,936
5.00%, 1/1/2028 10,000 10,385
State of Hawaii Series FG,
G.O. Unlimited,
5.00%, 10/1/2026 130,000 130,766
State of Hawaii Series FK,
G.O. Unlimited,
4.00%, 5/1/2029 40,000 40,467
5.00%, 5/1/2027 55,000 56,164
5.00%, 5/1/2028 60,000 61,238
State of Hawaii Series FN,
G.O. Unlimited,
5.00%, 10/1/2030 30,000 30,884
State of Hawaii Series FN,
G.O. Unlimited, Refunding,
5.00%, 10/1/2028 10,000 10,311
5.00%, 10/1/2029 80,000 82,428
1,409,432
Idaho - 0 .8%
Idaho Housing & Finance
Association Federal
Highway Trust Fund,
Series 2021A, Revenue,
Refunding,
5.00%, 7/15/2029 65,000 69,342
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2024A,
Revenue,
5.00%, 6/1/2030 135,000 147,226
5.00%, 6/1/2029 190,000 203,410
5.00%, 6/1/2028 165,000 173,081
5.00%, 6/1/2027 255,000 261,009
Idaho State Building
Authority School
Modernization Facilities,
Series 2025A, Revenue,
5.00%, 6/1/2030 55,000 59,981
5.00%, 6/1/2028 20,000 20,979
935,028
Illinois - 6 .2%
Board of Trustees of the
University of Illinois (The)
Auxiliary Facilities System,
Series 2021A, Revenue,
Refunding,
5.00%, 4/1/2028 20,000 20,847
5.00%, 4/1/2027 60,000 61,074

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.2% continued
Board of Trustees of the
University of Illinois (The)
Series 2023A, Revenue,
5.00%, 4/1/2030 $ 25,000 $ 26,965
Chicago O'Hare International
Airport Series 2020B,
Revenue, Refunding,
5.00%, 1/1/2030 35,000 37,652
5.00%, 1/1/2029 20,000 21,166
Chicago O'Hare International
Airport Series 2022D,
Revenue,
5.00%, 1/1/2028 35,000 36,241
Chicago O'Hare International
Airport Series 2022D,
Revenue, Refunding,
5.00%, 1/1/2030 40,000 43,031
5.00%, 1/1/2031 30,000 32,798
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2030 25,000 26,894
5.00%, 1/1/2028 55,000 56,950
5.00%, 1/1/2031 55,000 60,129
Chicago O'Hare International
Airport Series 2025D,
Revenue, Refunding,
5.00%, 1/1/2031 15,000 16,399
City of Chicago Series 2020A,
G.O. Unlimited, Refunding,
5.00%, 1/1/2027 35,000 35,214
City of Chicago Waterworks,
Series 2017-2, Revenue,
Refunding, AG Insured,
5.00%, 11/1/2028 25,000 25,731
City of Chicago Wastewater
Transmission, Series
2023B, Revenue,
Refunding, AG Insured,
5.00%, 1/1/2030 10,000 10,705
City of Chicago Waterworks,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2030 10,000 10,793
5.00%, 11/1/2029 155,000 164,856
City of Springfield Electric,
Series 2024, Revenue,
BAM Insured,
5.00%, 3/1/2031 15,000 16,274
Cook Kane Lake & McHenry
Counties Community
College District No. 512
William Rainey Harper,
Series 2020, G.O.
Unlimited,
4.00%, 12/15/2030 95,000 97,667
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.2% continued
County of Cook Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 11/15/2026 $ 65,000 $ 65,545
County of Cook Series
2016A, G.O. Unlimited,
Refunding, AG Insured,
5.00%, 11/15/2026 55,000 55,481
County of Cook Series
2021A, G.O. Unlimited,
5.00%, 11/15/2027 45,000 46,488
County of Cook Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 11/15/2026 115,000 115,877
Illinois Finance Authority
Northwestern University,
Series 2015, Revenue,
5.00%, 12/1/2028 25,000 26,432
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2017, Revenue,
5.00%, 7/1/2026 215,000 215,000
5.00%, 1/1/2029 80,000 80,962
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2019, Revenue,
5.00%, 1/1/2030 185,000 197,248
5.00%, 7/1/2026 140,000 140,000
5.00%, 7/1/2030 30,000 31,957
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2020, Revenue,
5.00%, 1/1/2030 155,000 167,217
5.00%, 7/1/2030 145,000 157,848
5.00%, 7/1/2027 65,000 66,706
5.00%, 7/1/2026 55,000 55,000
Illinois Finance Authority
University of Chicago
(The), Series 2024B,
Revenue,
5.00%, 4/1/2027 15,000 15,267
5.00%, 4/1/2028 40,000 41,688
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2025A, Revenue,
5.00%, 1/1/2031 30,000 32,902
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2025B, Revenue,
Refunding,
5.00%, 7/1/2028 10,000 10,495

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.2% continued
Illinois Municipal Electric
Agency Power Supply
System, Series 2025A,
Revenue, Refunding,
5.00%, 2/1/2028 $ 135,000 $ 140,085
Illinois State Toll Highway
Authority Series 2018A,
Revenue,
5.00%, 1/1/2030 75,000 79,240
5.00%, 1/1/2031 140,000 147,672
Illinois State Toll Highway
Authority Series 2018A,
Revenue, Refunding,
5.00%, 1/1/2027 155,000 156,855
Illinois State Toll Highway
Authority Series 2019B,
Revenue, Refunding,
5.00%, 1/1/2028 75,000 77,817
5.00%, 1/1/2027 150,000 151,795
5.00%, 1/1/2031 60,000 64,563
Illinois State Toll Highway
Authority Series 2019C,
Revenue,
5.00%, 1/1/2028 75,000 77,817
Illinois State Toll Highway
Authority Series 2019C,
Revenue, Refunding,
5.00%, 1/1/2029 110,000 116,405
Illinois State Toll Highway
Authority Series 2024A,
Revenue,
5.00%, 1/1/2030 20,000 21,563
Illinois State Toll Highway
Authority Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2031 20,000 21,934
5.00%, 1/1/2029 70,000 74,076
Metropolitan Pier &
Exposition Authority
McCormick Place
Expansion Project,
Series 2024B, Revenue,
Refunding,
4.00%, 12/15/2026 20,000 20,080
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021C, G.O. Limited,
5.00%, 12/1/2030 50,000 54,784
Metropolitan Water
Reclamation District of
Greater Chicago Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 12/1/2027 100,000 100,975
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.2% continued
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021D, G.O. Unlimited,
Refunding,
5.00%, 12/1/2030 $ 10,000 $ 10,957
Regional Transportation
Authority Series 2017A,
Revenue,
5.00%, 7/1/2028 170,000 173,666
5.00%, 7/1/2029 15,000 15,309
Sales Tax Securitization
Corp. Series 2017A,
Revenue, Refunding,
5.00%, 1/1/2030 30,000 30,919
5.00%, 1/1/2029 70,000 72,269
5.00%, 1/1/2027 65,000 65,700
Sales Tax Securitization
Corp. Series 2018C,
Revenue,
5.50%, 1/1/2031 35,000 37,091
Sales Tax Securitization
Corp. Series 2020A,
Revenue,
5.00%, 1/1/2028 65,000 67,208
Sales Tax Securitization
Corp. Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2029 135,000 142,360
5.00%, 1/1/2027 215,000 217,316
Sales Tax Securitization
Corp. Series 2021A,
Revenue, Refunding,
5.00%, 1/1/2027 80,000 80,862
5.00%, 1/1/2029 50,000 52,726
State of Illinois Series 2006,
G.O. Unlimited,
5.50%, 1/1/2030 45,000 48,947
5.50%, 1/1/2028 75,000 78,092
5.50%, 1/1/2031 20,000 22,112
State of Illinois Series 2016,
G.O. Unlimited,
3.50%, 6/1/2029 100,000 100,020
State of Illinois Series 2016,
G.O. Unlimited, Refunding,
5.00%, 2/1/2027 60,000 60,786
State of Illinois Series 2016,
G.O. Unlimited, Refunding,
AG Insured,
4.00%, 2/1/2030 175,000 176,196
State of Illinois Series 2017A,
G.O. Unlimited,
5.00%, 12/1/2028 25,000 25,793
State of Illinois Series 2017C,
G.O. Unlimited,
5.00%, 11/1/2029 40,000 41,199
State of Illinois Series 2017D,
G.O. Unlimited,
3.25%, 11/1/2026 75,000 75,101

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.2% continued
State of Illinois Series 2018A,
G.O. Unlimited,
5.00%, 10/1/2027 $ 60,000 $ 61,662
5.00%, 5/1/2029 105,000 109,013
5.00%, 5/1/2030 75,000 77,869
State of Illinois Series 2018A,
G.O. Unlimited, Refunding,
5.00%, 10/1/2030 60,000 62,741
State of Illinois Series 2018B,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 145,000 151,629
State of Illinois Series 2019A,
G.O. Unlimited,
5.00%, 11/1/2026 50,000 50,373
State of Illinois Series 2019B,
G.O. Unlimited,
5.00%, 11/1/2030 50,000 53,154
State of Illinois Series 2020B,
G.O. Unlimited,
5.00%, 10/1/2029 65,000 69,233
5.00%, 10/1/2026 115,000 115,642
State of Illinois Series 2021A,
G.O. Unlimited,
5.00%, 3/1/2029 50,000 52,771
5.00%, 12/1/2030 15,000 16,228
5.00%, 12/1/2026 125,000 126,169
5.00%, 12/1/2027 95,000 97,968
State of Illinois Series 2021B,
G.O. Unlimited,
5.00%, 3/1/2027 95,000 96,419
State of Illinois Series 2022A,
G.O. Unlimited,
5.00%, 3/1/2030 15,000 16,074
State of Illinois Series 2022B,
G.O. Unlimited,
5.00%, 10/1/2029 125,000 133,140
State of Illinois Series 2023B,
G.O. Unlimited,
5.00%, 12/1/2029 25,000 26,694
State of Illinois Series 2023C,
G.O. Unlimited,
5.00%, 5/1/2027 15,000 15,280
State of Illinois Series 2023D,
G.O. Unlimited,
5.00%, 7/1/2029 75,000 79,582
State of Illinois Series 2024,
G.O. Unlimited, Refunding,
5.00%, 2/1/2027 80,000 81,037
State of Illinois Series 2024B,
G.O. Unlimited,
5.00%, 5/1/2030 20,000 21,481
5.00%, 5/1/2027 40,000 40,746
5.00%, 10/1/2030 30,000 32,393
5.25%, 10/1/2029 20,000 21,463
State of Illinois Series 2025B,
G.O. Unlimited,
5.00%, 9/1/2030 10,000 10,787
5.25%, 9/1/2029 30,000 32,148
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.2% continued
State of Illinois Sales Tax,
Series 2021A, Revenue,
4.00%, 6/15/2029 $ 20,000 $ 20,597
State of Illinois Sales Tax,
Series 2021C, Revenue,
Refunding,
5.00%, 6/15/2029 20,000 21,241
5.00%, 6/15/2030 70,000 75,335
State of Illinois Sales Tax,
Series 2022-1, Revenue,
NATL Insured,
6.00%, 6/15/2027 35,000 36,157
State of Illinois Series 2024A,
Revenue,
5.00%, 6/15/2030 25,000 26,905
State of Illinois Sales Tax,
Series 2025A, Revenue,
5.00%, 6/15/2028 135,000 141,269
5.00%, 6/15/2029 65,000 69,032
5.00%, 6/15/2029 50,000 53,102
7,319,123
Indiana - 1 .4%
City of Indianapolis Water
System, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2027 75,000 75,413
City of Indianapolis Water
System, Series 2018A,
Revenue, Refunding,
5.00%, 10/1/2029 50,000 52,502
Indiana Finance Authority
Highway, Series 2016C,
Revenue, Refunding,
5.00%, 6/1/2029 200,000 213,644
5.00%, 6/1/2028 70,000 73,267
Indiana Finance Authority
State Revolving Fund,
Series 2017C, Revenue,
Refunding,
5.00%, 2/1/2029 70,000 72,674
Indiana Finance Authority
State Revolving Fund,
Series 2019A, Revenue,
5.00%, 2/1/2027 60,000 60,875
Indiana Finance Authority
State Revolving Fund,
Series 2019E, Revenue,
5.00%, 2/1/2027 80,000 81,167
Indiana Finance Authority
CWA Authority Project,
Series 2021-1, Revenue,
Refunding,
5.00%, 10/1/2028 110,000 115,862
5.00%, 10/1/2030 300,000 327,068
5.00%, 10/1/2029 150,000 160,922

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Indiana - 1.4% continued
Indiana Finance Authority
Stadium Project, Series
2022A, Revenue,
Refunding,
5.00%, 2/1/2031 $ 10,000 $ 10,937
Indiana Municipal Power
Agency Series 2017A,
Revenue, Refunding,
5.00%, 1/1/2028 10,000 10,350
5.00%, 1/1/2030 55,000 56,842
Indianapolis Local Public
Improvement Bond Bank
Courthouse & Jail Project,
Series 2019A, Revenue,
5.00%, 2/1/2028 105,000 108,960
Indianapolis Local Public
Improvement Bond Bank
Unlimited AD Valorem
Property Tax Suported
Project, Series 2025D,
Revenue, Refunding,
5.00%, 1/15/2029 10,000 10,578
5.00%, 1/15/2027 100,000 101,165
1,532,226
Iowa - 0 .5%
Iowa Finance Authority
State Revolving Fund,
Series 2017, Revenue,
Refunding,
5.00%, 8/1/2027 10,000 10,280
Iowa Finance Authority State
Revolving Fund, Series
2020A, Revenue,
5.00%, 8/1/2027 55,000 56,537
PEFA, Inc. Gas Project,
Series 2026A, Revenue,
5.00%, 4/1/2031 175,000 184,686
State of Iowa Series 2019A,
Revenue,
5.00%, 6/1/2030 70,000 74,491
State of Iowa Ijobs Program,
Series 2019A, Revenue,
Refunding,
5.00%, 6/1/2029 140,000 149,579
475,573
Kansas - 1 .3%
Butler County Unified School
District No. 385 Andover,
Series 2017, G.O.
Unlimited, Refunding,
4.00%, 9/1/2029 80,000 81,180
County of Johnson Internal
Improvement, Series
2018A, G.O. Unlimited,
5.00%, 9/1/2028 80,000 82,346
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Kansas - 1.3% continued
Johnson County Unified
School District No. 233
Olathe, Series 2022A,
G.O. Unlimited, Refunding,
5.00%, 9/1/2030 $ 150,000 $ 162,811
Sedgwick County Unified
School District No. 266
Maize, Series 2019A,
G.O. Unlimited,
4.00%, 9/1/2029 105,000 106,501
4.00%, 9/1/2030 105,000 106,369
State of Kansas Department
of Transportation, Series
2017A, Revenue,
5.00%, 9/1/2028 95,000 97,786
5.00%, 9/1/2030 170,000 174,645
5.00%, 9/1/2029 90,000 92,539
State of Kansas Department
of Transportation, Series
2018A, Revenue,
5.00%, 9/1/2027 40,000 41,193
5.00%, 9/1/2029 95,000 97,680
5.00%, 9/1/2028 90,000 92,639
State of Kansas Department
of Transportation,
Series 2024A, Revenue,
Refunding,
5.00%, 9/1/2030 25,000 27,310
State of Kansas Department
of Transportation,
Series 2025A, Revenue,
Refunding,
5.00%, 9/1/2030 85,000 92,855
Wyandotte County Unified
School District No. 500
Kansas City, Series
A, G.O. Unlimited,
Pre-Refunded,
4.13%, 9/1/2037
(c)
65,000 65,163
5.25%, 9/1/2042
(c)
215,000 215,936
1,536,953
Kentucky - 1 .5%
Kentucky Public Energy
Authority Gas Supply,
Series 2019C, Revenue,
Mandatory Put,
4.00%, 2/1/2050
(a)(b)
100,000 101,216
Kentucky Public Energy
Authority Gas Supply,
Series 2022A1, Revenue,
Mandatory Put,
4.00%, 8/1/2052
(a)(b)
210,000 213,085
Kentucky Public Energy
Authority Gas Supply,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2055
(a)(b)
130,000 136,501

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Kentucky - 1.5% continued
Kentucky Public Energy
Authority Gas Supply,
Series 2025A, Revenue,
Refunding, Mandatory Put,
5.25%, 6/1/2055
(a)(b)
$ 175,000 $ 185,415
Kentucky State Property &
Building Commission
Project No. 115, Revenue,
5.00%, 5/1/2029 80,000 83,416
5.00%, 4/1/2029 125,000 127,191
5.00%, 4/1/2030 260,000 264,408
Kentucky State Property &
Building Commission
Project No. 130, Series
2024B, Revenue,
Refunding,
5.00%, 11/1/2029 10,000 10,757
5.00%, 11/1/2030 105,000 114,796
Kentucky State Property &
Building Commission
Project No. 132, Series
2025A, Revenue,
5.00%, 4/1/2029 10,000 10,651
Kentucky State Property &
Building Commission
Project No. 131, Series A,
Revenue,
5.00%, 4/1/2028 55,000 57,398
5.00%, 10/1/2030 105,000 114,685
5.00%, 9/1/2027 45,000 46,320
5.00%, 6/1/2030 35,000 38,016
Kentucky State Property &
Building Commission
Project No. 112, Series
B, Revenue, Refunding,
State Appropriation,
5.00%, 11/1/2026 80,000 80,622
Kentucky Turnpike Authority
Revitalization Projects,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2030 55,000 59,871
Kentucky Turnpike Authority
Revitalization Projects,
Series 2024A, Revenue,
Refunding,
5.00%, 7/1/2029 95,000 101,578
5.00%, 7/1/2030 50,000 54,428
Kentucky Turnpike Authority
Revitalization Projects,
Series B, Revenue,
Refunding,
5.00%, 7/1/2028 50,000 51,246
1,851,600
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Louisiana - 0 .5%
Louisiana Local Government
Environmental Facilities &
Community Development
Authority Louisiana
Insurance Guaranty
Association Project,
Series 2022B, Revenue,
5.00%, 8/15/2027 $ 40,000 $ 41,139
Louisiana Public Facilities
Authority Tulane
University Project,
Series 2016A, Revenue,
Refunding,
5.00%, 12/15/2029 10,000 10,095
St. John Baptist Parish
Marathon Oil Corp.,
Series 2017C, Revenue,
Refunding, Mandatory Put,
3.30%, 6/1/2037
(a)(b)
100,000 101,986
State of Louisiana Series
2017B, G.O. Unlimited,
5.00%, 10/1/2027 10,000 10,319
State of Louisiana Series
2019A, G.O. Unlimited,
5.00%, 3/1/2030 15,000 15,918
5.00%, 3/1/2029 110,000 116,830
State of Louisiana Series
2021A, G.O. Unlimited,
5.00%, 3/1/2031 70,000 76,908
State of Louisiana Series
2023A, G.O. Unlimited,
5.00%, 4/1/2031 30,000 33,058
State of Louisiana Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 2/1/2031 25,000 27,432
State of Louisiana Series
2024E, G.O. Unlimited,
Refunding,
5.00%, 9/1/2029 60,000 64,288
State of Louisiana Garvee,
Series 2019A, Revenue,
5.00%, 9/1/2028 20,000 21,035
State of Louisiana Garvee,
Series 2023, Revenue,
5.00%, 9/1/2030 10,000 10,892
5.00%, 9/1/2028 50,000 52,588
State of Louisiana Gasoline &
Fuels Tax, Series 2025B,
Revenue, Refunding,
5.00%, 5/1/2028 25,000 26,159
608,647
Maine - 0 .5%
Maine Turnpike Authority
Series 2025, Revenue,
5.00%, 7/1/2030 30,000 32,693
State of Maine Series 2020B,
G.O. Unlimited,
5.00%, 6/1/2027 50,000 51,164

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Maine - 0.5% continued
5.00%, 6/1/2028 $ 190,000 $ 199,123
5.00%, 6/1/2029 185,000 197,718
5.00%, 6/1/2030 100,000 108,733
589,431
Maryland - 1 .3%
County of Anne Arundel
General Improvement,
Series 2021, G.O. Limited,
Refunding,
5.00%, 4/1/2029 50,000 53,339
County of Baltimore
Consolidated Public
Improvement, Series
2019, G.O. Unlimited,
5.00%, 3/1/2030 115,000 122,232
5.00%, 3/1/2028 10,000 10,421
County of Baltimore Series
2024, G.O. Unlimited,
5.00%, 2/1/2031 30,000 33,082
County of Baltimore
Consolidated Public
Improvement, Series
2024A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2030 80,000 87,410
County of Howard
Consolidated Public
Improvement, Series
2017D, G.O. Unlimited,
Refunding,
5.00%, 2/15/2028 15,000 15,626
5.00%, 2/15/2029 35,000 36,415
County of Montgomery
Consolidated Public
Improvement Project,
Series 2019A, G.O.
Unlimited,
5.00%, 11/1/2026 75,000 75,591
County of Montgomery
Consolidated Public
Improvement Project,
Series 2020B, G.O.
Unlimited, Refunding,
4.00%, 11/1/2026 90,000 90,414
County of Montgomery
Consolidated Public
Improvement Project,
Series 2021A, G.O.
Unlimited, Refunding,
5.00%, 8/1/2030 20,000 21,884
County of Montgomery
Series 2022A, G.O.
Unlimited,
5.00%, 8/1/2030 25,000 27,355
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Maryland - 1.3% continued
County of Montgomery
Consolidated Public
Improvement Project,
Series 2024B, G.O.
Unlimited, Refunding,
5.00%, 12/1/2027 $ 20,000 $ 20,720
County of Prince George's
Consolidated Public
Improvement, Series
2019A, G.O. Limited,
5.00%, 7/15/2030 45,000 48,187
County of Prince George's
Consolidated Public
Improvement, Series
2020A, G.O. Limited,
5.00%, 7/15/2030 60,000 62,936
County of Prince George's
Consolidated Public
Improvement, Series
2020B, G.O. Limited,
Refunding,
5.00%, 9/15/2027 10,000 10,309
Maryland Stadium
Authority Construction &
Revitalization Program,
Series 2018A, Revenue,
State Aid Intercept,
5.00%, 5/1/2031 25,000 26,009
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2020,
Revenue,
5.00%, 7/1/2030 45,000 49,021
Maryland State
Transportation Authority
Series 2021A, Revenue,
5.00%, 7/1/2030 35,000 38,128
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2029 10,000 10,701
State of Maryland Series
2017, G.O. Unlimited,
5.00%, 3/15/2028 30,000 30,538
5.00%, 3/15/2029 35,000 35,607
State of Maryland Series
2017A, G.O. Unlimited,
5.00%, 8/1/2028 10,000 10,275
State of Maryland Series
2019-1, G.O. Unlimited,
5.00%, 3/15/2028 20,000 20,874
State of Maryland Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 3/1/2029 40,000 41,554

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Maryland - 1.3% continued
State of Maryland Series
2023A, G.O. Unlimited,
5.00%, 3/15/2031 $ 30,000 $ 33,217
State of Maryland Series
2024A1, G.O. Unlimited,
5.00%, 6/1/2029 15,000 16,063
State of Maryland Series A2,
G.O. Unlimited,
5.00%, 8/1/2028 195,000 205,276
State of Maryland
Department of
Transportation, Series
2016, Revenue,
Refunding,
4.00%, 9/1/2027 10,000 10,186
State of Maryland
Department of
Transportation, Series
2017, Revenue,
5.00%, 9/1/2027 30,000 30,901
State of Maryland
Department of
Transportation, Series
2018, Revenue,
5.00%, 5/1/2028 40,000 41,869
State of Maryland
Department of
Transportation, Series
2020, Revenue,
5.00%, 10/1/2028 10,000 10,566
5.00%, 10/1/2026 80,000 80,472
5.00%, 10/1/2030 35,000 38,420
State of Maryland
Department of
Transportation, Series
2021B, Revenue,
Refunding,
5.00%, 12/1/2028 15,000 15,905
State of Maryland
Department of
Transportation, Series
2022B, Revenue,
Refunding,
5.00%, 12/1/2029 105,000 113,596
State of Maryland
Department of
Transportation, Series
2025C, Revenue,
Refunding,
5.00%, 11/1/2030 15,000 16,490
Washington Suburban
Sanitary Commission
Series 2017, Revenue,
County Guaranty,
3.00%, 6/1/2027 40,000 40,126
5.00%, 6/15/2029 15,000 15,356
5.00%, 6/15/2027 65,000 66,594
1,713,665
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Massachusetts - 0 .3%
Commonwealth of
Massachusetts Series
2017E, G.O. Limited,
Refunding,
5.00%, 11/1/2027 $ 20,000 $ 20,690
Commonwealth of
Massachusetts Series
2018B, G.O. Limited,
5.00%, 1/1/2028 10,000 10,386
Commonwealth of
Massachusetts Series
2019C, G.O. Limited,
5.00%, 5/1/2027 35,000 35,747
Commonwealth of
Massachusetts Series
2019E, G.O. Limited,
Refunding,
3.00%, 12/1/2026 30,000 30,019
Commonwealth of
Massachusetts Series
2024A, G.O. Limited,
5.00%, 1/1/2028 25,000 25,965
Commonwealth of
Massachusetts Series
2024B, G.O. Limited,
Refunding,
5.00%, 11/1/2030 20,000 21,990
Massachusetts Development
Finance Agency Harvard
University Issue, Series
2016A, Revenue,
Refunding,
5.00%, 7/15/2027 125,000 125,104
Massachusetts Development
Finance Agency Broad
Institute Issue, Series
2017, Revenue,
5.00%, 4/1/2030 15,000 15,399
5.00%, 4/1/2031 75,000 76,950
University of Massachusetts
Building Authority, Series
2019-1, Revenue,
5.00%, 5/1/2027 15,000 15,304
377,554
Michigan - 1 .3%
Great Lakes Water Authority
Water Supply System,
Series 2018A, Revenue,
Refunding,
5.00%, 7/1/2028 105,000 109,800
Great Lakes Water Authority
Sewage Disposal System,
Series 2018B, Revenue,
Refunding,
5.00%, 7/1/2029 10,000 10,684

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Michigan - 1.3% continued
Great Lakes Water Authority
Water Supply System,
Series 2024A, Revenue,
Refunding,
5.00%, 7/1/2028 $ 185,000 $ 194,085
5.00%, 7/1/2027 255,000 261,370
Great Lakes Water Authority
Water Supply System,
Series D, Revenue,
Refunding,
5.00%, 7/1/2030 80,000 80,000
Michigan State Building
Authority Facilities
Program, Series 2016I,
Revenue, Refunding,
5.00%, 10/15/2029 20,000 20,136
Michigan State Building
Authority Facilities
Program, Series 2020I,
Revenue, Refunding,
5.00%, 4/15/2028 95,000 99,333
5.00%, 10/15/2030 75,000 82,260
5.00%, 10/15/2027 145,000 149,803
Michigan State Building
Authority Facilities
Program, Series 2025I,
Revenue,
5.00%, 4/15/2027 20,000 20,399
Michigan State Building
Authority Facilities
Program, Series 2025I,
Revenue, Refunding,
5.00%, 4/15/2030 20,000 21,742
Michigan State University
Series 2023A, Revenue,
Refunding,
5.00%, 8/15/2028 10,000 10,511
5.00%, 8/15/2030 85,000 92,761
State of Michigan
Environmental Program,
Series 2018, G.O.
Unlimited,
3.00%, 5/1/2030 70,000 69,961
State of Michigan Trunk Line,
Series 2020B, Revenue,
5.00%, 11/15/2030 155,000 170,379
5.00%, 11/15/2029 70,000 75,547
State of Michigan Trunk Line,
Series 2023, Revenue,
5.00%, 11/15/2030 30,000 32,976
University of Michigan Series
2019A, Revenue,
5.00%, 4/1/2027 25,000 25,464
1,527,211
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Minnesota - 1 .4%
Minneapolis Special School
District No. 1 Credit
Enhancement Program,
Series 2022C, Certificate
of Participation,
Refunding, School District
Credit Enhancement
Program,
5.00%, 2/1/2029 $ 70,000 $ 74,338
Minneapolis-St. Paul
Metropolitan Airports
Commission Airport,
Series 2016A, Revenue,
Refunding,
5.00%, 1/1/2028 25,000 25,308
5.00%, 1/1/2030 10,000 10,121
Rosemount-Apple Valley-
Eagan Independent
School District No. 196
Series 2023A, G.O.
Unlimited, School District
Credit Enhancement
Program,
5.00%, 2/1/2031 20,000 21,946
State of Minnesota State
Office Building Project,
Series 2023, Certificate of
Participation,
5.00%, 11/1/2030 20,000 21,876
State of Minnesota Series
2019A, G.O. Unlimited,
5.00%, 8/1/2027 65,000 66,824
State of Minnesota Series
2020A, G.O. Unlimited,
5.00%, 8/1/2028 210,000 220,847
5.00%, 8/1/2030 25,000 27,335
State of Minnesota Series
2021A, G.O. Unlimited,
5.00%, 9/1/2027 10,000 10,302
State of Minnesota Series
2022A, G.O. Unlimited,
5.00%, 8/1/2027 10,000 10,280
5.00%, 8/1/2030 140,000 153,076
State of Minnesota Series
2022B, G.O. Unlimited,
5.00%, 8/1/2028 50,000 52,583
5.00%, 8/1/2030 90,000 98,406
5.00%, 8/1/2029 170,000 182,385
State of Minnesota Series
2022D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 125,000 136,675
State of Minnesota Series
2023E, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 75,000 82,005
State of Minnesota Series
2024A, G.O. Unlimited,
5.00%, 8/1/2030 65,000 71,071

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Minnesota - 1.4% continued
State of Minnesota Series
2024D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 $ 10,000 $ 10,281
State of Minnesota Series
2022A, Revenue,
Refunding,
5.00%, 3/1/2027 260,000 264,273
State of Minnesota Public
Facilities Authority, Series
2023A, Revenue,
5.00%, 3/1/2030 115,000 125,032
1,664,964
Mississippi - 0 .9%
Mississippi Development
Bank Desoto County
Highway Project, Series
2024A, Revenue,
Refunding,
5.00%, 1/1/2031 50,000 54,659
5.00%, 1/1/2029 15,000 15,855
Mississippi Development
Bank Department of
Corrections, Series A,
Revenue, Refunding,
5.00%, 8/1/2027 15,000 15,375
5.00%, 8/1/2026 50,000 50,083
State of Mississippi Series
2016B, G.O. Unlimited,
5.00%, 12/1/2028 155,000 156,610
5.00%, 12/1/2026 75,000 75,770
State of Mississippi Series
2016B, G.O. Unlimited,
Pre-Refunded,
5.00%, 12/1/2031
(c)
105,000 106,036
5.00%, 12/1/2036
(c)
100,000 100,986
State of Mississippi Series
2017A, G.O. Unlimited,
5.00%, 10/1/2030 35,000 36,075
5.00%, 10/1/2028 100,000 103,171
State of Mississippi Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2027 120,000 123,918
5.00%, 10/1/2029 170,000 175,329
State of Mississippi Gaming,
Series 2019A, Revenue,
5.00%, 10/15/2030 15,000 15,668
1,029,535
Missouri - 0 .8%
Bi-State Development Agency
of the Missouri-Illinois
Metropolitan District
Combined Lien Mass
Transit, Series 2019,
Revenue, Refunding,
5.00%, 10/1/2026 105,000 105,511
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Missouri - 0.8% continued
City of Springfield Public
Utility, Series 2025,
Revenue,
5.00%, 8/1/2030 $ 65,000 $ 70,958
City of St. Louis International
Airport, Series 2005,
Revenue, Refunding,
NATL Insured,
5.50%, 7/1/2030 30,000 33,142
Curators of the University
of Missouri (The) Series
2020B, Revenue,
5.00%, 11/1/2030 110,000 120,607
Curators of the University
of Missouri (The) Series
2024, Revenue,
5.00%, 11/1/2030 30,000 32,932
Curators of the University
of Missouri (The)
Series 2024, Revenue,
Refunding,
5.00%, 11/1/2029 15,000 16,167
5.00%, 11/1/2027 20,000 20,677
Jackson County Reorganized
School District No. 7 Lee's
Summit, Series 2020,
G.O. Unlimited, Refunding,
4.00%, 3/1/2030 140,000 144,803
4.00%, 3/1/2029 20,000 20,676
4.00%, 3/1/2031 25,000 25,809
Metropolitan St. Louis Sewer
District Series 2017A,
Revenue,
5.00%, 5/1/2028 25,000 25,514
Missouri Highway &
Transportation
Commission Series
2022A, Revenue,
5.00%, 5/1/2031 30,000 33,183
Missouri Joint Municipal
Electric Utility
Commission Plum Point
Project, Series 2024,
Revenue, Refunding,
5.00%, 1/1/2031 105,000 114,264
Missouri Joint Municipal
Electric Utility
Commission Prairie State
Project, Series 2025,
Revenue, Refunding,
5.00%, 12/1/2028 145,000 152,942
917,185
Nebraska - 0 .5%
Central Plains Energy
Project Gas Project No. 5,
Series 2022-1, Revenue,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
70,000 73,305

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Nebraska - 0.5% continued
Central Plains Energy Project
Gas Project No. 4, Series
2023A1, Revenue,
Refunding, Mandatory Put,
5.00%, 5/1/2054
(a)(b)
$ 150,000 $ 157,303
City of Lincoln Electric
System, Series 2018,
Revenue,
5.00%, 9/1/2027 35,000 35,579
5.00%, 9/1/2029 10,000 10,147
5.00%, 9/1/2026 90,000 90,337
City of Omaha Omaha
Convention Center &
Arena, Series 2004, G.O.
Unlimited, Refunding,
5.25%, 4/1/2027 115,000 117,377
Metropolitan Utilities District
of Omaha Water System,
Series 2026, Revenue,
5.00%, 12/1/2030 15,000 16,454
Nebraska Public Power
District Series 2023A,
Revenue, Refunding,
5.00%, 7/1/2028 45,000 46,618
Omaha Public Power District
Electric, Series 2018A,
Revenue,
5.00%, 2/1/2029 55,000 57,077
Omaha Public Power District
Electric, Series 2019A,
Revenue,
5.00%, 2/1/2031 10,000 10,576
Omaha Public Power District
Electric, Series 2025A,
Revenue,
5.00%, 2/1/2031 30,000 32,983
Public Power Generation
Agency Whelan Energy
Center Unit 2, Series
2024A, Revenue,
Refunding,
5.00%, 1/1/2030 45,000 48,403
696,159
Nevada - 4 .0%
Clark County School District
Building, Series 2017C,
G.O. Limited, Refunding,
5.00%, 6/15/2029 105,000 108,391
Clark County School District
Building, Series 2018A,
G.O. Limited,
5.00%, 6/15/2029 75,000 78,248
5.00%, 6/15/2030 65,000 67,744
Clark County School District
Building, Series 2018B,
G.O. Limited,
5.00%, 6/15/2029 85,000 89,368
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Nevada - 4.0% continued
Clark County School District
Building, Series 2018B,
G.O. Limited, BAM
Insured,
5.00%, 6/15/2028 $ 10,000 $ 10,488
Clark County School District
Building, Series 2019A,
G.O. Limited, AG Insured,
5.00%, 6/15/2029 90,000 92,058
Clark County School District
Series 2019B, G.O.
Limited, AG Insured,
5.00%, 6/15/2030 50,000 53,220
Clark County School District
Building, Series 2020B,
G.O. Limited, BAM
Insured,
5.00%, 6/15/2030 35,000 37,976
Clark County School District
Building, Series 2024B,
G.O. Limited,
5.00%, 6/15/2027 120,000 122,585
5.00%, 6/15/2028 205,000 214,280
Clark County School District
Building, Series 2024C,
G.O. Limited, Refunding,
5.00%, 6/15/2027 10,000 10,215
Clark County School District
Building, Series 2025B,
G.O. Limited,
5.00%, 6/15/2028 35,000 36,584
Clark County School District
Building, Series 2025B,
G.O. Limited, Refunding,
5.00%, 6/15/2027 135,000 137,908
County of Clark Series 2017,
G.O. Limited, Refunding,
5.00%, 6/1/2029 85,000 86,881
5.00%, 6/1/2028 25,000 25,590
5.00%, 6/1/2030 170,000 173,716
County of Clark Stadium
Improvements, Series
2018A, G.O. Limited,
5.00%, 6/1/2029 100,000 104,641
5.00%, 6/1/2030 165,000 172,309
County of Clark
Transportation
Improvement, Series
2018B, G.O. Limited,
5.00%, 12/1/2030 100,000 105,417
5.00%, 12/1/2029 45,000 47,577
County of Clark Series 2025,
G.O. Limited,
5.00%, 11/1/2030 35,000 38,390
County of Clark Department
of Aviation, Series 2019B,
Revenue,
5.00%, 7/1/2029 20,000 21,375
5.00%, 7/1/2030 55,000 58,706

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Nevada - 4.0% continued
County of Clark Airport
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2028 $ 60,000 $ 62,895
County of Clark Department
of Aviation, Series 2019D,
Revenue,
5.00%, 7/1/2030 55,000 58,706
County of Clark Las Vegas-
McCarran International
Airport Passenger Facility
Charge, Series 2019E,
Revenue, Refunding,
5.00%, 7/1/2027 20,000 20,517
5.00%, 7/1/2029 195,000 208,402
5.00%, 7/1/2026 60,000 60,000
5.00%, 7/1/2030 175,000 186,792
County of Clark Highway
Improvement, Series
2024, Revenue,
5.00%, 7/1/2029 50,000 53,466
5.00%, 7/1/2030 10,000 10,879
County of Clark Highway
Improvement, Series
2024, Revenue,
Refunding,
5.00%, 7/1/2028 25,000 26,222
County of Clark Department
of Aviation, Series 2024A,
Revenue,
5.00%, 7/1/2027 150,000 153,878
5.00%, 7/1/2029 45,000 48,093
5.00%, 7/1/2030 65,000 70,765
County of Clark Airport
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2028 35,000 36,689
5.00%, 7/1/2026 180,000 180,000
County of Clark Airport
System, Series 2024B,
Revenue,
5.00%, 7/1/2029 10,000 10,687
Las Vegas Valley Water
District Series 2021A,
G.O. Limited, Refunding,
5.00%, 6/1/2028 165,000 173,020
5.00%, 6/1/2029 25,000 26,743
5.00%, 6/1/2027 70,000 71,624
Las Vegas Valley Water
District Series 2021C,
G.O. Limited,
5.00%, 6/1/2027 25,000 25,580
Las Vegas Valley Water
District Series 2021C,
G.O. Limited, Refunding,
5.00%, 6/1/2030 110,000 119,962
5.00%, 6/1/2028 170,000 178,264
5.00%, 6/1/2029 65,000 69,531
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Nevada - 4.0% continued
Las Vegas Valley Water
District Series 2022C,
G.O. Limited, Refunding,
5.00%, 6/1/2028 $ 85,000 $ 89,132
Las Vegas Valley Water
District Series 2026A,
G.O. Limited,
5.00%, 6/1/2027 40,000 40,928
State of Nevada Series
2019A, G.O. Limited,
Refunding,
5.00%, 5/1/2029 30,000 32,031
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2027 75,000 76,631
State of Nevada Series
2025A, G.O. Limited,
Refunding,
5.00%, 10/1/2026 185,000 186,133
State of Nevada Highway
Improvement, Series
2016, Revenue,
Refunding,
5.00%, 12/1/2027 40,000 40,080
State of Nevada Highway
Improvement, Series
2017, Revenue,
5.00%, 12/1/2030 25,000 25,565
State of Nevada Highway
Improvement, Series
2018, Revenue,
5.00%, 12/1/2030 110,000 115,084
Truckee Meadows Water
Authority Series 2017,
Revenue,
5.00%, 7/1/2027 20,000 20,503
Truckee Meadows Water
Authority Series 2017,
Revenue, Refunding,
5.00%, 7/1/2028 170,000 174,256
5.00%, 7/1/2030 155,000 158,649
5.00%, 7/1/2029 50,000 51,217
4,756,591
New Hampshire - 0 .1%
New Hampshire Health
and Education Facilities
Authority Act University
System, Series 2023,
Revenue, BAM Insured,
5.00%, 7/1/2029 10,000 10,684
5.00%, 7/1/2030 15,000 16,289
New Hampshire Municipal
Bond Bank Series 2025B,
Revenue,
5.00%, 8/15/2030 15,000 16,368

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New Hampshire - 0.1% continued
State of New Hampshire
Series 2025B, G.O.
Unlimited, Refunding,
5.00%, 11/1/2026 $ 135,000 $ 136,072
179,413
New Jersey - 0 .7%
New Jersey Economic
Development Authority
School Facilities
Construction, Series
2019LLL, Revenue,
5.00%, 6/15/2029 50,000 53,298
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2029 85,000 91,154
New Jersey Economic
Development Authority
Portal & Bridge Project,
Series 2022A, Revenue,
5.00%, 11/1/2028 20,000 21,074
New Jersey Economic
Development Authority
New Jersey Transit
Corp. Project, Series B,
Revenue, Refunding,
5.00%, 11/1/2026 115,000 115,894
New Jersey Educational
Facilities Authority
Montclair State University,
Series 2016B, Revenue,
Refunding,
5.00%, 7/1/2030 65,000 65,023
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2016A1, Revenue,
5.00%, 6/15/2028 135,000 135,777
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2019A, Revenue,
Refunding,
5.00%, 12/15/2027 10,000 10,364
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022AA, Revenue,
Refunding,
5.00%, 6/15/2029 90,000 95,884
State of New Jersey Covid-19
Emergency Bonds, Series
2020A, G.O. Unlimited,
5.00%, 6/1/2029 185,000 197,707
786,175
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New Mexico - 0 .7%
New Mexico Finance
Authority Series 2018A,
Revenue,
5.00%, 6/15/2027 $ 15,000 $ 15,356
New Mexico Finance
Authority State
Transportation
Commission, Series
2018A, Revenue,
Refunding,
5.00%, 6/15/2028 80,000 83,839
New Mexico Finance
Authority State
Transportation
Commission, Series
2021A, Revenue,
5.00%, 6/15/2029 15,000 16,035
5.00%, 6/15/2030 135,000 147,014
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2025C, Revenue,
5.00%, 12/15/2027 70,000 72,635
State of New Mexico Capital
Project, Series 2021, G.O.
Unlimited,
5.00%, 3/1/2028 25,000 26,056
State of New Mexico Capital
Project, Series 2023, G.O.
Unlimited,
5.50%, 3/1/2028 40,000 42,015
State of New Mexico Capital
Project, Series 2025, G.O.
Unlimited,
5.00%, 3/1/2029 55,000 58,534
7.00%, 3/1/2030 55,000 63,485
State of New Mexico
Severance Tax Permanent
Fund, Series 2021A,
Revenue,
5.00%, 7/1/2030 105,000 114,270
State of New Mexico
Severance Tax Permanent
Fund, Series 2022B,
Revenue,
5.00%, 7/1/2029 145,000 155,139
794,378
New York - 2 .4%
City of New York Series
2008J10, G.O. Unlimited,
5.00%, 8/1/2027 10,000 10,279
City of New York Series
2018-1, G.O. Unlimited,
5.00%, 8/1/2029 15,000 15,378
5.00%, 8/1/2030 25,000 25,623
City of New York Series
2018B1, G.O. Unlimited,
5.25%, 10/1/2030 25,000 25,786

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 2.4% continued
City of New York Series
2018C, G.O. Unlimited,
5.00%, 8/1/2028 $ 40,000 $ 41,481
City of New York Series
2018C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 75,000 77,670
5.00%, 8/1/2029 150,000 155,482
City of New York Series
2018E1, G.O. Unlimited,
5.00%, 3/1/2031 80,000 82,952
City of New York Series
2020B1, G.O. Unlimited,
5.00%, 10/1/2027 10,000 10,321
City of New York Series
2021-1, G.O. Unlimited,
5.00%, 4/1/2028 10,000 10,441
City of New York Series
2024A, G.O. Unlimited,
5.00%, 8/1/2027 10,000 10,279
City of New York Series
2025A, G.O. Unlimited,
5.00%, 8/1/2030 25,000 27,124
Empire State Development
Corp. Series 2017A,
Revenue,
5.00%, 3/15/2030 25,000 25,412
Empire State Development
Corp. Personal Income
Tax, Series 2023B,
Revenue, Refunding,
5.00%, 3/15/2030 10,000 10,870
Metropolitan Transportation
Authority Series 2016D,
Revenue, Refunding,
5.00%, 11/15/2030 85,000 85,666
5.00%, 11/15/2027 120,000 120,989
Metropolitan Transportation
Authority Series 2018B,
Revenue, Refunding,
5.00%, 11/15/2026 130,000 131,076
Metropolitan Transportation
Authority Series 2024A,
Revenue, Refunding,
5.00%, 11/15/2030 45,000 49,153
Metropolitan Transportation
Authority Series A2,
Revenue, Refunding,
5.00%, 11/15/2026 70,000 70,579
Monroe County Industrial
Development Corp.
Rochester Schools
Modernization Project,
Series 2017, Revenue,
State Aid Withholding,
5.00%, 5/1/2031 60,000 61,167
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 2.4% continued
New York City Municipal
Water Finance Authority
Series 2020FF, Revenue,
5.00%, 6/15/2027 $ 20,000 $ 20,501
New York City Transitional
Finance Authority Series
2017F1, Revenue,
5.00%, 5/1/2031 90,000 91,669
New York City Transitional
Finance Authority Building
Aid, Series 2019S3A,
Revenue, Refunding,
State Aid Withholding,
5.00%, 7/15/2028 10,000 10,513
New York City Transitional
Finance Authority Future
Tax Secured, Series
2021A, Revenue,
Refunding,
5.00%, 11/1/2030 20,000 21,809
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022A1, Revenue,
Refunding,
5.00%, 11/1/2027 35,000 36,171
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022D1, Revenue,
Refunding,
5.00%, 11/1/2027 10,000 10,334
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023B1, Revenue,
Refunding,
5.00%, 11/1/2027 15,000 15,502
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023E1, Revenue,
Refunding,
5.00%, 11/1/2030 30,000 32,714
New York City Transitional
Finance Authority Building
Aid, Series 2023S1A,
Revenue, Refunding,
State Aid Withholding,
5.00%, 7/15/2030 35,000 38,313
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024D1, Revenue,
Refunding,
5.00%, 11/1/2030 40,000 43,619

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 2.4% continued
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025A1, Revenue,
Refunding,
5.00%, 11/1/2030 $ 75,000 $ 81,785
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025G1, Revenue,
Refunding,
5.00%, 11/1/2030 50,000 54,524
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2030 25,000 27,262
New York City Transitional
Finance Authority Series
2026B, Revenue,
5.00%, 5/1/2027 50,000 51,045
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026F1, Revenue,
5.00%, 2/1/2029 30,000 31,745
New York City Transitional
Finance Authority Series
2026G1, Revenue,
5.00%, 11/1/2030 175,000 190,833
New York City Transitional
Finance Authority Series
C, Revenue,
5.00%, 11/1/2030 15,000 15,280
New York City Transitional
Finance Authority Future
Tax Secured, Series C,
Revenue, Refunding,
5.00%, 11/1/2029 170,000 173,362
New York City Transitional
Finance Authority Series
S2, Revenue, State Aid
Withholding,
5.00%, 7/15/2030 15,000 15,360
New York State Dormitory
Authority New York
University, Series 2016A,
Revenue,
5.00%, 7/1/2029 75,000 75,000
New York State Dormitory
Authority Series 2017A,
Revenue,
5.00%, 3/15/2030 45,000 45,771
New York State Dormitory
Authority Series 2018A,
Revenue,
5.00%, 3/15/2030 75,000 78,097
5.00%, 9/15/2030 25,000 26,313
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 2.4% continued
New York State Dormitory
Authority School District,
Series 2018A, Revenue,
State Aid Withholding,
5.00%, 10/1/2028 $ 155,000 $ 155,978
New York State Dormitory
Authority School District,
Series 2023A, Revenue,
AG Insured,
5.00%, 10/1/2030 15,000 16,411
New York State Dormitory
Authority School District,
Series 2024A, Revenue,
AG Insured,
5.00%, 10/1/2030 20,000 21,882
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2031 30,000 33,150
New York State Thruway
Authority Series L,
Revenue,
5.00%, 1/1/2031 15,000 15,513
Port Authority of New York
& New Jersey Series 205,
Revenue, Refunding,
5.00%, 11/15/2030 10,000 10,327
Port Authority of New York
& New Jersey Series 243,
Revenue, Refunding,
5.00%, 12/1/2030 20,000 22,092
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2002F,
Revenue, Refunding,
5.00%, 11/1/2030 50,000 54,910
Triborough Bridge & Tunnel
Authority Series 2022B,
Revenue,
5.00%, 5/15/2028 35,000 36,715
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2023A,
Revenue, Refunding,
5.00%, 11/15/2027 15,000 15,528
5.00%, 11/15/2030 30,000 32,967
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2023C,
Revenue, Refunding,
5.00%, 11/15/2030 10,000 11,006
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2024A2, Revenue,
Refunding,
5.00%, 11/15/2030 25,000 27,473

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 2.4% continued
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2026A1, Revenue,
5.00%, 2/1/2028 $ 90,000 $ 93,604
Triborough Bridge & Tunnel
Authority Series A,
Revenue,
5.00%, 11/15/2027 25,000 25,539
Triborough Bridge & Tunnel
Authority Series B,
Revenue,
5.00%, 11/15/2030 60,000 61,208
5.00%, 11/15/2027 15,000 15,323
Trust for Cultural Resources
of The City of New York
(The) Museum of Modern
Art (The), Series 2016E1,
Revenue, Refunding,
4.00%, 4/1/2027 15,000 15,046
2,899,922
North Carolina - 1 .8%
City of Charlotte Series
2019A, G.O. Unlimited,
5.00%, 6/1/2027 60,000 61,427
City of Charlotte Water
& Sewer System,
Series 2018, Revenue,
Refunding,
5.00%, 7/1/2029 10,000 10,491
City of Charlotte Water
& Sewer System,
Series 2020, Revenue,
Refunding,
5.00%, 7/1/2030 45,000 49,200
City of Charlotte Water &
Sewer System, Series
2022A, Revenue,
Refunding,
5.00%, 7/1/2029 195,000 209,202
City of Raleigh Combined
Enterprise System,
Series 2023, Revenue,
Refunding,
5.00%, 9/1/2028 10,000 10,545
5.00%, 9/1/2030 125,000 137,121
City of Raleigh Series 2024,
Revenue, Refunding,
5.00%, 10/1/2030 15,000 16,447
City of Winston-Salem
Water & Sewer System,
Series 2020A, Revenue,
Refunding,
5.00%, 6/1/2030 10,000 10,881
County of Cabarrus
Development Corp. Ltd.,
Series 2024A, Revenue,
Refunding,
5.00%, 8/1/2029 10,000 10,725
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
North Carolina - 1.8% continued
5.00%, 8/1/2028 $ 65,000 $ 68,368
County of Guilford Series
2024, G.O. Unlimited,
5.00%, 3/1/2031 20,000 22,138
County of Mecklenburg
Public Improvement,
Series 2017A, G.O.
Unlimited,
4.00%, 4/1/2030 25,000 25,237
County of Mecklenburg
Public Improvement,
Series 2019, G.O.
Unlimited,
5.00%, 3/1/2029 50,000 53,289
5.00%, 3/1/2030 70,000 74,473
5.00%, 3/1/2028 190,000 198,071
County of Mecklenburg
School, Series 2021, G.O.
Unlimited,
5.00%, 3/1/2030 10,000 10,871
County of Mecklenburg
School, Series 2022, G.O.
Unlimited,
5.00%, 9/1/2030 75,000 82,303
County of Mecklenburg
School, Series 2025B,
G.O. Unlimited,
5.00%, 2/1/2029 20,000 21,280
County of Mecklenburg
Series 2025, Revenue,
5.00%, 2/1/2031 145,000 159,816
County of Wake Series
2022A, G.O. Unlimited,
5.00%, 2/1/2031 30,000 33,134
County of Wake Series
2023A, G.O. Unlimited,
5.00%, 5/1/2027 15,000 15,319
County of Wake Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 5/1/2030 20,000 21,805
County of Wake Series
2025A, G.O. Unlimited,
5.00%, 4/1/2029 85,000 90,718
County of Wake Series 2021,
Revenue,
5.00%, 3/1/2030 50,000 54,285
5.00%, 3/1/2028 45,000 46,889
County of Wake Series
2025A, Revenue,
5.00%, 5/1/2028 40,000 41,835
State of North Carolina
Connect NC, Series
2018A, G.O. Unlimited,
5.00%, 6/1/2028 10,000 10,501
5.00%, 6/1/2030 10,000 10,471

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
North Carolina - 1.8% continued
State of North Carolina
Series 2017B, Revenue,
Refunding,
5.00%, 5/1/2028 $ 15,000 $ 15,311
5.00%, 5/1/2029 60,000 61,147
State of North Carolina
Garvee, Series 2019,
Revenue,
5.00%, 3/1/2029 165,000 175,505
5.00%, 3/1/2028 25,000 26,031
State of North Carolina
Build NC, Series 2020B,
Revenue,
5.00%, 5/1/2027 25,000 25,518
State of North Carolina
Garvee, Series 2021,
Revenue,
5.00%, 3/1/2028 25,000 26,031
5.00%, 3/1/2031 55,000 60,552
State of North Carolina
Build NC, Series 2022A,
Revenue,
5.00%, 5/1/2030 50,000 54,456
5.00%, 5/1/2029 10,000 10,682
5.00%, 5/1/2027 40,000 40,830
State of North Carolina
Garvee, Series 2025,
Revenue,
5.00%, 3/1/2031 30,000 33,028
State of North Carolina
Build NC, Series 2025A,
Revenue,
5.00%, 5/1/2027 30,000 30,622
2,116,555
Ohio - 3 .1%
American Municipal Power,
Inc. AMP Fremont Energy
Center, Series 2017A,
Revenue, Refunding,
5.00%, 2/15/2029 50,000 51,930
City of Akron Income Tax,
Series 2022, Revenue,
Refunding,
4.00%, 12/1/2026 25,000 25,121
4.00%, 12/1/2028 15,000 15,480
City of Cleveland Airport
System, Series 2025A,
Revenue,
5.00%, 1/1/2030 15,000 16,069
City of Columbus Series
2017-1, G.O. Unlimited,
4.00%, 4/1/2027 20,000 20,229
City of Columbus Series
2017A, G.O. Unlimited,
4.00%, 4/1/2027 30,000 30,344
4.00%, 4/1/2029 30,000 30,303
4.00%, 4/1/2030 30,000 30,278
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Ohio - 3.1% continued
City of Columbus Various
Purpose, Series 2018A,
G.O. Unlimited,
5.00%, 4/1/2030 $ 25,000 $ 26,331
City of Columbus Various
Purpose, Series 2021A,
G.O. Unlimited,
5.00%, 4/1/2029 25,000 26,647
City of Columbus Series
2022A, G.O. Unlimited,
5.00%, 4/1/2031 20,000 22,103
City of Columbus Various
Purpose, Series 2023A,
G.O. Unlimited,
5.00%, 8/15/2028 10,000 10,529
County of Hamilton Sales
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2027 155,000 160,467
5.00%, 12/1/2029 120,000 121,231
Lancaster Port Authority Gas
Supply, Series 2024A,
Revenue, Refunding,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
150,000 159,148
Ohio State University (The)
Multiyear Debt Issuance
Program II, Series 2021A,
Revenue,
5.00%, 12/1/2030 55,000 60,388
Ohio Turnpike &
Infrastructure
Commission Series
2018A, Revenue,
5.00%, 2/15/2031 15,000 15,551
5.00%, 2/15/2030 40,000 41,523
Ohio Turnpike &
Infrastructure
Commission Series
2022A, Revenue,
Refunding,
5.00%, 2/15/2031 25,000 27,480
Ohio Water Development
Authority Water Pollution
Control, Series 2017A,
Revenue,
5.00%, 12/1/2028 85,000 86,887
5.00%, 6/1/2030 20,000 20,418
5.00%, 12/1/2030 40,000 40,822
Ohio Water Development
Authority Drinking Water
Assistance, Series 2019,
Revenue,
5.00%, 12/1/2029 245,000 263,113
Ohio Water Development
Authority Water Pollution
Control, Series 2019A,
Revenue,
5.00%, 12/1/2027 30,000 31,082

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Ohio - 3.1% continued
5.00%, 6/1/2027 $ 35,000 $ 35,815
5.00%, 6/1/2029 265,000 281,721
Ohio Water Development
Authority Water Pollution
Control, Series 2020A,
Revenue,
5.00%, 6/1/2029 80,000 85,523
Ohio Water Development
Authority Water Pollution
Control, Series 2023A,
Revenue, Refunding,
5.00%, 12/1/2030 25,000 27,478
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 12/1/2030 35,000 38,439
Ohio Water Development
Authority Water Pollution
Control, Series 2024D,
Revenue,
5.00%, 12/1/2030 80,000 87,861
5.00%, 12/1/2029 180,000 194,306
State of Ohio Series 2025A,
G.O. Limited,
5.00%, 5/1/2027 170,000 173,654
State of Ohio Higher
Education, Series 2025B,
G.O. Limited, Refunding,
5.00%, 11/1/2030 40,000 43,904
State of Ohio Higher
Education, Series 2017C,
G.O. Unlimited,
5.00%, 8/1/2028 10,000 10,522
State of Ohio Highway
Capital Improvement,
Series 2018V, G.O.
Unlimited,
5.00%, 5/1/2027 20,000 20,430
5.00%, 5/1/2030 245,000 255,984
State of Ohio Series 2019A,
G.O. Unlimited,
5.00%, 6/15/2027 65,000 66,623
5.00%, 5/1/2027 25,000 25,537
5.00%, 6/15/2030 50,000 54,522
State of Ohio Common
School, Series 2021A,
G.O. Unlimited,
5.00%, 6/15/2029 15,000 16,061
State of Ohio Common
School, Series 2021B,
G.O. Unlimited, Refunding,
5.00%, 9/15/2030 115,000 125,947
State of Ohio Infrastructure
Improvement, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 9/1/2030 170,000 186,061
5.00%, 3/15/2031 30,000 33,117
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Ohio - 3.1% continued
State of Ohio Series AA, G.O.
Unlimited,
5.00%, 5/1/2031 $ 20,000 $ 22,123
State of Ohio Highway
Capital Improvement,
Series T, G.O. Unlimited,
5.00%, 11/1/2027 70,000 72,435
State of Ohio Series U, G.O.
Unlimited,
5.00%, 5/1/2027 85,000 86,827
State of Ohio Highway
Capital Improvement,
Series U, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 30,000 31,423
State of Ohio Highway
Capital Improvement,
Series V, G.O. Unlimited,
5.00%, 5/1/2028 20,000 20,949
State of Ohio Major New
Infrastructure Project,
Series 2019-1, Revenue,
5.00%, 12/15/2030 40,000 43,959
5.00%, 12/15/2027 25,000 25,897
State of Ohio Adult
Correctional Building
Fund, Series 2025A,
Revenue,
5.00%, 10/1/2030 125,000 136,899
5.00%, 10/1/2029 75,000 80,723
3,618,214
Oklahoma - 1 .0%
Canadian County Education
Facilities Authority
Mustang Public Schools
Project, Series 2017,
Revenue,
5.00%, 9/1/2027 190,000 190,631
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2017,
Revenue,
3.00%, 9/1/2029 20,000 19,908
5.00%, 9/1/2028 155,000 155,580
Cleveland County
Educational Facilities
Authority Moore Public
Schools Project, Series
2021, Revenue,
4.00%, 6/1/2028 15,000 15,325
4.00%, 6/1/2027 30,000 30,353
County of Oklahoma Series
2025, G.O. Limited,
4.00%, 11/1/2028 20,000 20,636

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Oklahoma - 1.0% continued
Oklahoma Capitol
Improvement Authority
State Facilities, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2030 $ 55,000 $ 59,915
5.00%, 7/1/2028 20,000 20,989
Oklahoma County
Independent School
District No. 89 Oklahoma
City, Series 2023A, G.O.
Unlimited,
3.00%, 7/1/2026 150,000 150,000
Oklahoma County
Independent School
District No. 89 Oklahoma
City, Series 2024A, G.O.
Unlimited,
4.00%, 7/1/2027 30,000 30,449
Oklahoma Industries
Authority Oklahoma City
Public Schools Project,
Series 2024, Revenue,
5.00%, 4/1/2027 75,000 76,337
5.00%, 4/1/2028 40,000 41,632
5.00%, 4/1/2029 10,000 10,601
Oklahoma State University
Series 2020A, Revenue,
5.00%, 9/1/2027 20,000 20,531
5.00%, 9/1/2028 40,000 42,036
Oklahoma State University
Agricultural & Mechanical
Colleges University,
Series 2020A, Revenue,
Refunding,
5.00%, 9/1/2030 60,000 65,305
Oklahoma Turnpike Authority
Series 2017D, Revenue,
5.00%, 1/1/2028 75,000 77,873
Oklahoma Turnpike Authority
Turnpike System, Series
2020A, Revenue,
Refunding,
5.00%, 1/1/2028 20,000 20,766
University of Oklahoma (The)
Series 2025A, Revenue,
Refunding,
5.00%, 7/1/2028 20,000 20,937
University of Oklahoma (The)
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 7/1/2030 30,000 32,625
1,102,429
Oregon - 0 .9%
City of Portland Sewer
System, Series 2019A,
Revenue, Refunding,
5.00%, 3/1/2028 70,000 72,982
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Oregon - 0.9% continued
City of Portland Sewer
System, Series 2023A,
Revenue, Refunding,
5.00%, 12/1/2027 $ 20,000 $ 20,727
5.00%, 12/1/2030 30,000 32,991
City of Portland Sewer
System, Series 2025A,
Revenue, Refunding,
5.00%, 10/1/2030 10,000 10,966
City of Portland Sewer
System, Series 2025B,
Revenue,
5.00%, 6/1/2027 30,000 30,705
Hillsboro School District
No. 1J Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2027 15,000 15,352
5.00%, 6/15/2028 35,000 35,794
Multnomah & Clackamas
Counties School District
No. 10JT Gresham-
Barlow, Series A, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2028 30,000 30,698
Multnomah County School
District No. 1J Portland,
Series 2020, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2029 70,000 74,893
Multnomah County School
District No. 1J Portland,
Series 2026, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2027 15,000 15,362
Oregon State Lottery Series
2025A, Revenue,
5.00%, 4/1/2027 25,000 25,464
State of Oregon Article XI-Q
State Project, Series
2019A, G.O. Unlimited,
5.00%, 5/1/2027 20,000 20,432
5.00%, 5/1/2030 155,000 165,234
State of Oregon Article XI-Q
State Project, Series
2023A, G.O. Unlimited,
5.00%, 5/1/2028 100,000 104,671
State of Oregon Article XI-Q
State Project, Series
2024A, G.O. Unlimited,
5.00%, 5/1/2027 170,000 173,668
State of Oregon Department
of Transportation, Series
2024, Revenue,
5.00%, 5/15/2030 25,000 27,222
5.00%, 5/15/2027 20,000 20,441

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Oregon - 0.9% continued
5.00%, 5/15/2031 $ 20,000 $ 22,149
State of Oregon Department
of Transportation, Series
A, Revenue,
5.00%, 11/15/2026 70,000 70,627
State of Oregon Department
of Transportation, Series
B, Revenue,
5.00%, 11/15/2029 25,000 25,570
5.00%, 11/15/2027 105,000 107,318
State of Oregon Department
of Transportation, Series
B, Revenue, Refunding,
5.00%, 11/15/2026 55,000 55,493
Washington & Clackamas
Counties School District
No. 23J Tigard-Tualatin,
Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2029 35,000 35,841
1,194,600
Pennsylvania - 2 .9%
City of Philadelphia Series
2017, G.O. Unlimited,
Refunding, AG Insured,
5.00%, 8/1/2027 55,000 56,414
City of Philadelphia Series
2019B, G.O. Unlimited,
5.00%, 2/1/2027 80,000 81,094
City of Philadelphia Series
2021A, G.O. Unlimited,
5.00%, 5/1/2030 90,000 97,306
City of Philadelphia Series
2025C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 105,000 105,189
City of Philadelphia Water
& Wastewater, Series
2017B, Revenue,
Refunding,
5.00%, 11/1/2029 10,000 10,315
City of Philadelphia Water
& Wastewater, Series
2019B, Revenue,
5.00%, 11/1/2027 15,000 15,489
Commonwealth of
Pennsylvania Series
2019-1, G.O. Unlimited,
Refunding,
5.00%, 7/15/2026 75,000 75,069
Commonwealth of
Pennsylvania Series 2020-
1, G.O. Unlimited,
5.00%, 5/1/2029 20,000 21,353
Commonwealth of
Pennsylvania Series 2021-
1, G.O. Unlimited,
5.00%, 5/15/2030 110,000 119,726
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 2.9% continued
Commonwealth of
Pennsylvania Series 2022-
1, G.O. Unlimited,
5.00%, 10/1/2026 $ 100,000 $ 100,607
Commonwealth of
Pennsylvania Series 2023-
1, G.O. Unlimited,
5.00%, 9/1/2030 100,000 109,410
Commonwealth of
Pennsylvania Series
2023-1, G.O. Unlimited,
Refunding,
5.00%, 9/1/2030 40,000 43,764
Commonwealth of
Pennsylvania Series
2024-1, G.O. Unlimited,
Refunding,
4.00%, 2/15/2028 25,000 25,650
Commonwealth of
Pennsylvania Series 2026,
G.O. Unlimited,
5.00%, 4/1/2027 30,000 30,582
Delaware Valley Regional
Finance Authority Series
1998A, Revenue, AMBAC
Insured,
5.50%, 8/1/2028 65,000 68,496
Montgomery County
Industrial Development
Authority Constellation
Energy Generation LLC,
Series 2023A, Revenue,
Refunding, Mandatory Put,
4.10%, 4/1/2053
(a)(b)
65,000 66,637
Pennsylvania State University
(The) Series B, Revenue,
Refunding,
4.00%, 9/1/2027 60,000 60,156
Pennsylvania Turnpike
Commission Registration
Fee, Series 2005A,
Revenue, AG Insured,
ETM,
5.25%, 7/15/2028
(c)
25,000 26,364
Pennsylvania Turnpike
Commission Registration
Fee, Series 2005A,
Revenue, AG Insured,
5.25%, 7/15/2028 130,000 137,102
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2028 25,000 25,241
5.00%, 12/1/2029 140,000 141,325

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 2.9% continued
Pennsylvania Turnpike
Commission Turnpike,
Series 2016A3, Revenue,
Refunding,
5.00%, 12/1/2027 $ 85,000 $ 85,775
Pennsylvania Turnpike
Commission Series 2017,
Revenue,
5.00%, 12/1/2030 85,000 87,702
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
5.00%, 12/1/2028 25,000 25,864
Pennsylvania Turnpike
Commission Turnpike,
Series 2017-2, Revenue,
Refunding,
5.00%, 12/1/2029 170,000 175,436
Pennsylvania Turnpike
Commission Turnpike,
Series 2017-3, Revenue,
Refunding,
5.00%, 12/1/2027 55,000 56,906
Pennsylvania Turnpike
Commission Turnpike,
Series 2018A2, Revenue,
5.00%, 12/1/2030 30,000 31,660
Pennsylvania Turnpike
Commission Series
2021B, Revenue,
5.00%, 12/1/2030 65,000 71,276
Pennsylvania Turnpike
Commission Turnpike,
Series 2022A, Revenue,
Refunding,
5.00%, 12/1/2030 65,000 71,134
Pennsylvania Turnpike
Commission Turnpike,
Series 2023-1, Revenue,
Refunding,
5.00%, 12/1/2030 160,000 174,612
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series A, Revenue,
Refunding,
5.00%, 12/1/2026 70,000 70,704
Pennsylvania Turnpike
Commission Series A2,
Revenue,
5.00%, 12/1/2029 45,000 46,535
Pennsylvania Turnpike
Commission Turnpike,
Series A2, Revenue,
Refunding,
5.00%, 12/1/2027 30,000 31,086
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 2.9% continued
Pennsylvania Turnpike
Commission Series B2,
Revenue,
5.00%, 6/1/2028 $ 45,000 $ 45,959
Philadelphia Authority for
Industrial Development
Lease, Series 2019,
Revenue, Refunding,
5.00%, 10/1/2030 155,000 168,848
5.00%, 10/1/2028 110,000 115,711
5.00%, 10/1/2029 150,000 160,724
School District of
Philadelphia (The) Series
2019A, G.O. Limited,
State Aid Withholding,
5.00%, 9/1/2028 30,000 31,422
Southeastern Pennsylvania
Transportation Authority
Series 2017, Revenue,
5.00%, 6/1/2027 25,000 25,512
Southeastern Pennsylvania
Transportation Authority
Capital Grant Receipts,
Series 2017, Revenue,
Refunding,
5.00%, 6/1/2029 40,000 40,780
5.00%, 6/1/2028 25,000 25,550
Southeastern Pennsylvania
Transportation Authority
Asset Improvement
Program, Series 2022,
Revenue,
5.00%, 6/1/2027 255,000 260,714
Sports & Exhibition Authority
of Pittsburgh & Allegheny
County Regional Asset
District Sales Tax,
Series 2020, Revenue,
Refunding, AG Insured,
5.00%, 2/1/2031 50,000 53,282
State Public School Building
Authority School District
of Philadelphia Project,
Series 2006B, Revenue,
AG Insured,
5.00%, 6/1/2027 35,000 35,805
3,310,286
Rhode Island - 0 .6%
Rhode Island Commerce
Corp. Garvee, Series
2016B, Revenue,
5.00%, 6/15/2028 155,000 155,291
5.00%, 6/15/2029 80,000 80,151
Rhode Island Commerce
Corp. Rhode Island
Department of
Transportation, Series
2020A, Revenue,
5.00%, 5/15/2029 25,000 26,589

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Rhode Island - 0.6% continued
5.00%, 5/15/2030 $ 165,000 $ 178,317
5.00%, 5/15/2028 125,000 130,421
Rhode Island Health and
Educational Building
Corp. Brown University,
Series 2017A, Revenue,
Refunding,
5.00%, 9/1/2029 75,000 76,953
647,722
South Carolina - 0 .7%
Beaufort County School
District Series 2025B,
G.O. Unlimited, State
School District Credit
Enhancement Program,
5.00%, 3/1/2028 110,000 114,746
County of Florence Series
2021, G.O. Unlimited,
State Aid Withholding,
5.00%, 6/1/2028 25,000 26,164
Greenville County School
District School Project,
Series 2023, Revenue,
Refunding,
5.00%, 12/1/2027 40,000 41,434
Kershaw County School
District Series 2018A,
G.O. Unlimited, State
School District Credit
Enhancement Program,
5.00%, 3/1/2029 25,000 25,697
Patriots Energy Group
Financing Agency Series
2023B1, Revenue,
Refunding, Mandatory Put,
5.25%, 2/1/2054
(a)(b)
80,000 86,065
SCAGO Educational Facilities
Corp. for Pickens School
District Pickens County
School District Project,
Series 2025, Revenue,
Refunding,
5.00%, 12/1/2030 15,000 16,450
South Carolina Public Service
Authority Series 2025B,
Revenue, Refunding,
5.00%, 12/1/2027 120,000 124,175
5.00%, 12/1/2026 50,000 50,455
South Carolina Public Service
Authority Series 2026C,
Revenue, Refunding,
5.00%, 12/1/2030 105,000 114,594
South Carolina
Transportation
Infrastructure Bank
Series 2016A, Revenue,
Refunding,
3.00%, 10/1/2029 80,000 79,998
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
South Carolina - 0.7% continued
South Carolina
Transportation
Infrastructure Bank Series
2019A, Revenue,
5.00%, 10/1/2026 $ 135,000 $ 135,803
South Carolina
Transportation
Infrastructure Bank
Series 2021B, Revenue,
Refunding,
5.00%, 10/1/2030 55,000 60,284
875,865
Tennessee - 1 .8%
City of Chattanooga Electric
System, Series 2025,
Revenue, Refunding,
5.00%, 9/1/2028 10,000 10,535
5.00%, 9/1/2030 70,000 76,584
City of Knoxville Wastewater
System, Series 2021A,
Revenue,
5.00%, 4/1/2030 20,000 21,748
City of Knoxville Wastewater
System, Series 2021A,
Revenue, Refunding,
5.00%, 4/1/2031 15,000 16,585
County of Hamilton Series
2018A, G.O. Unlimited,
5.00%, 4/1/2029 25,000 26,083
5.00%, 4/1/2028 55,000 57,497
Metropolitan Government
of Nashville & Davidson
County Improvement,
Series 2017, G.O.
Unlimited,
4.00%, 7/1/2027 60,000 60,958
4.00%, 7/1/2029 10,000 10,130
4.00%, 7/1/2028 25,000 25,334
4.75%, 7/1/2026 105,000 105,000
Metropolitan Government
of Nashville & Davidson
County Improvement,
Series 2018, G.O.
Unlimited,
5.00%, 7/1/2026 115,000 115,000
5.00%, 7/1/2029 70,000 73,341
Metropolitan Government
of Nashville & Davidson
County Improvement,
Series 2018, G.O.
Unlimited, Refunding,
5.00%, 7/1/2030 50,000 52,331
Metropolitan Government
of Nashville & Davidson
County Series 2022A,
G.O. Unlimited,
4.00%, 1/1/2028 175,000 179,122

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Tennessee - 1.8% continued
Metropolitan Government
of Nashville & Davidson
County Series 2022B,
G.O. Unlimited,
4.00%, 1/1/2028 $ 20,000 $ 20,471
4.00%, 1/1/2030 45,000 47,018
Metropolitan Government
of Nashville & Davidson
County Series 2024A,
G.O. Unlimited,
5.00%, 1/1/2028 50,000 51,910
5.00%, 1/1/2030 50,000 54,042
Metropolitan Government
of Nashville & Davidson
County Series 2026A,
G.O. Unlimited,
5.00%, 1/1/2029 95,000 100,740
Metropolitan Government
of Nashville & Davidson
County Electric, Series
2024B, Revenue,
Refunding,
5.00%, 5/15/2029 30,000 32,027
State of Tennessee Series
2021A, G.O. Unlimited,
5.00%, 11/1/2029 50,000 53,990
5.00%, 11/1/2028 25,000 26,457
State of Tennessee Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2030 65,000 71,517
5.00%, 11/1/2026 125,000 126,038
State of Tennessee Series
2023A, G.O. Unlimited,
5.00%, 5/1/2030 160,000 174,456
5.00%, 5/1/2027 15,000 15,330
5.00%, 5/1/2031 15,000 16,644
Tennergy Corp. Series 2024A,
Revenue, Mandatory Put,
5.00%, 10/1/2054
(a)(b)
165,000 174,391
Tennessee Energy
Acquisition Corp. Gas
Project, Series 2023A1,
Revenue, Refunding,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
185,000 190,454
Tennessee State School
Bond Authority Higher
Education Facilities
Second Program, Series
B, Revenue, Refunding,
State Aid Intercept,
5.00%, 11/1/2026 75,000 75,585
2,061,318
Texas - 24 .3%
Alamo Community College
District Series 2017, G.O.
Limited,
5.00%, 8/15/2028 20,000 20,532
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Alamo Community College
District Series 2017, G.O.
Limited, Refunding,
5.00%, 8/15/2027 $ 15,000 $ 15,431
Aldine Independent School
District Series 2017A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 65,000 65,952
Aldine Independent School
District Series 2024B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2031 45,000 49,367
Aldine Independent School
District Series 2024B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2030 125,000 135,070
5.00%, 2/15/2028 75,000 77,930
Alvin Independent School
District Series 2026, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2029 60,000 63,767
Arlington Independent School
District Series 2020, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 55,000 57,282
Arlington Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 90,000 97,283
5.00%, 2/15/2031 60,000 65,933
Austin Independent School
District Series 2019, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2029 25,000 26,199
Austin Independent School
District School Building,
Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2027 15,000 15,411
5.00%, 8/1/2028 15,000 15,747
Austin Independent School
District School Building,
Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2030 105,000 114,174
5.00%, 8/1/2029 60,000 64,134
Austin Independent School
District Series 2021, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2027 15,000 15,411

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Austin Independent School
District School Building,
Series 2021, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2030 $ 95,000 $ 103,300
Austin Independent School
District School Building,
Series 2022B, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2028 160,000 167,968
Austin Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 8/1/2030 30,000 32,693
Austin Independent School
District School Building,
Series 2049, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2030 15,000 15,714
Austin Independent School
District School Building,
Series B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2026 75,000 75,134
Bexar County Hospital
District Ltd. Series 2019,
G.O. Limited, Refunding,
5.00%, 2/15/2030 20,000 20,663
Board of Regents of the
University of Texas
System Series 2014B,
Revenue, Refunding,
5.00%, 8/15/2026 180,000 180,473
Board of Regents of the
University of Texas
System Series 2016D,
Revenue,
5.00%, 8/15/2026 100,000 100,263
Board of Regents of the
University of Texas
System Series 2016H,
Revenue, Refunding,
5.00%, 8/15/2026 55,000 55,144
Board of Regents of the
University of Texas
System Series 2019A,
Revenue,
5.00%, 8/15/2029 25,000 26,796
5.00%, 8/15/2028 15,000 15,762
5.00%, 8/15/2030 30,000 32,044
Board of Regents of the
University of Texas
System Series 2020C,
Revenue, Refunding,
5.00%, 8/15/2028 125,000 131,354
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Board of Regents of the
University of Texas
System Series 2024A,
Revenue,
5.00%, 8/15/2029 $ 45,000 $ 48,205
Board of Regents of the
University of Texas
System Series 2024A,
Revenue, Refunding,
5.00%, 8/15/2026 70,000 70,184
Board of Regents of the
University of Texas
System Series 2025A,
Revenue,
5.00%, 8/15/2026 140,000 140,368
Central Texas Regional
Mobility Authority
Series 2021D, Revenue,
Refunding,
5.00%, 1/1/2031 10,000 10,892
5.00%, 1/1/2029 155,000 163,793
Central Texas Turnpike
System Series 2024B,
Revenue,
5.00%, 8/15/2042
(a)(b)
40,000 42,703
City of Austin Public
Improvement, Series
2023, G.O. Limited,
5.00%, 9/1/2030 30,000 32,698
City of Austin Public
Improvement, Series
2023, G.O. Limited,
Refunding,
5.00%, 9/1/2028 25,000 26,288
City of Austin Public
Improvement, Series
2024, G.O. Limited,
Refunding,
5.00%, 9/1/2026 140,000 140,526
5.00%, 9/1/2029 55,000 58,968
City of Austin Public
Improvement, Series
2025, G.O. Limited,
5.00%, 9/1/2028 20,000 21,030
City of Austin Water &
Wastewater System,
Series 2016, Revenue,
5.00%, 11/15/2029 15,000 15,134
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
5.00%, 11/15/2028 170,000 175,804
5.00%, 11/15/2027 60,000 62,073
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
Pre-Refunded,
5.00%, 11/15/2028
(c)
5,000 5,162

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
City of Austin Electric Utility,
Series 2023, Revenue,
5.00%, 11/15/2029 $ 40,000 $ 43,001
City of Austin Electric Utility,
Series 2023, Revenue,
Refunding,
5.00%, 11/15/2028 50,000 52,786
City of Austin Water &
Wastewater System,
Series 2024, Revenue,
5.00%, 11/15/2030 55,000 60,182
City of Austin Electric Utility,
Series 2025, Revenue,
5.00%, 11/15/2028 35,000 36,950
5.00%, 11/15/2029 40,000 43,001
City of Austin Electric Utility,
Series 2025, Revenue,
Refunding,
5.00%, 11/15/2026 70,000 70,601
City of Dallas Series 2017,
G.O. Limited, Refunding,
5.00%, 2/15/2029 110,000 111,663
City of Dallas Series 2019A,
G.O. Limited, Refunding,
5.00%, 2/15/2028 70,000 72,814
5.00%, 2/15/2030 140,000 148,413
5.00%, 2/15/2029 10,000 10,604
5.00%, 2/15/2031 50,000 52,885
City of Dallas Series 2023A,
G.O. Limited,
5.00%, 2/15/2028 25,000 26,005
5.00%, 2/15/2031 65,000 71,233
City of Dallas Series 2023A,
G.O. Limited, Refunding,
5.00%, 2/15/2029 30,000 31,813
City of Dallas Series 2024A,
G.O. Limited,
5.00%, 2/15/2029 110,000 116,560
5.00%, 2/15/2031 75,000 82,021
City of Dallas Series 2024B,
G.O. Limited,
5.00%, 2/15/2030 70,000 75,436
5.00%, 2/15/2031 20,000 21,918
City of Dallas Series 2024C,
G.O. Limited,
5.00%, 2/15/2030 60,000 64,767
City of Dallas Series 2024C,
G.O. Limited, Refunding,
5.00%, 2/15/2027 115,000 116,757
City of Dallas Series 2025,
G.O. Limited,
5.00%, 2/15/2028 25,000 26,005
City of Denton Series 2024,
G.O. Limited,
5.00%, 2/15/2028 75,000 78,015
City of Fort Worth Series
2025, G.O. Limited,
5.00%, 3/1/2027 190,000 193,175
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
City of Fort Worth Water &
Sewer System, Series
2021, Revenue,
5.00%, 2/15/2029 $ 35,000 $ 37,106
City of Garland Electric Utility
System, Series 2019A,
Revenue,
5.00%, 3/1/2028 15,000 15,569
City of Houston Public
Improvement, Series
2017A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 80,000 81,356
5.00%, 3/1/2030 115,000 116,727
City of Houston Public
Improvement, Series
2019A, G.O. Limited,
5.00%, 3/1/2028 170,000 177,156
City of Houston Public
Improvement, Series
2019A, G.O. Limited,
Refunding,
5.00%, 3/1/2030 140,000 148,203
5.00%, 3/1/2029 10,000 10,608
City of Houston Public
Improvement, Series
2021A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 55,000 57,315
City of Houston Public
Improvement, Series
2025, G.O. Limited,
5.00%, 3/1/2030 25,000 26,988
City of Houston Public
Improvement, Series
2025, G.O. Unlimited,
Refunding,
5.00%, 3/1/2029 90,000 95,472
City of Houston Combined
Utility System, Series
2002C, Revenue,
5.00%, 11/15/2029 55,000 59,200
City of Houston Combined
Utility System, Series
2002C, Revenue,
Refunding,
5.00%, 11/15/2028 75,000 79,144
5.00%, 11/15/2027 45,000 46,567
City of Houston Combined
Utility System, Series
2016B, Revenue,
Refunding,
5.00%, 11/15/2029 85,000 85,763
City of Houston Combined
Utility System, Series
2017B, Revenue,
Refunding,
5.00%, 11/15/2028 25,000 25,741
5.00%, 11/15/2026 110,000 110,986

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
5.00%, 11/15/2027 $ 145,000 $ 150,050
City of Houston Airport
System, Series 2018B,
Revenue, Refunding,
5.00%, 7/1/2028 120,000 125,742
5.00%, 7/1/2027 215,000 220,236
5.00%, 7/1/2029 165,000 172,592
5.00%, 7/1/2030 145,000 151,397
City of Houston Airport
System, Series 2018D,
Revenue,
5.00%, 7/1/2029 100,000 104,601
City of Houston Airport
System, Series 2018D,
Revenue, Refunding,
5.00%, 11/15/2027 40,000 41,393
5.00%, 11/15/2028 50,000 52,763
5.00%, 7/1/2028 60,000 62,871
City of Houston Airport
System, Series 2020B,
Revenue,
5.00%, 7/1/2029 115,000 122,835
City of Houston Airport
System, Series 2020B,
Revenue, Refunding,
5.00%, 7/1/2028 105,000 110,024
City of Houston Combined
Utility System, Series
2020C, Revenue,
Refunding,
5.00%, 11/15/2030 60,000 65,627
City of Houston Airport
System, Series 2023B,
Revenue, Refunding, AG
Insured,
5.00%, 7/1/2028 90,000 94,360
City of Houston Combined
Utility System, Series
2024A, Revenue,
5.00%, 11/15/2029 130,000 139,927
City of Houston Combined
Utility System, Series
2024A, Revenue,
Refunding,
5.00%, 11/15/2027 25,000 25,871
City of Laredo Series 2025,
G.O. Limited, Refunding,
5.00%, 2/15/2027 90,000 91,268
City of San Antonio Series
2019, G.O. Limited,
5.00%, 8/1/2028 65,000 68,286
City of San Antonio General
Improvement, Series
2019, G.O. Limited,
Refunding,
5.00%, 8/1/2027 65,000 66,817
5.00%, 8/1/2029 25,000 26,795
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
City of San Antonio Series
2023, G.O. Limited,
5.00%, 2/1/2029 $ 90,000 $ 95,529
City of San Antonio Series
2024, G.O. Limited,
5.00%, 2/1/2030 45,000 48,658
City of San Antonio Electric
& Gas Systems, Series
2015B, Revenue,
Refunding,
4.00%, 2/1/2031 10,000 10,460
City of San Antonio
Electric & Gas Systems,
Series 2016, Revenue,
Refunding,
5.00%, 2/1/2029 20,000 20,038
City of San Antonio Electric
& Gas Systems, Series
2018, Revenue,
5.00%, 2/1/2028 25,000 26,013
City of San Antonio Electric
& Gas Systems, Series
2019, Revenue,
4.00%, 2/1/2029 15,000 15,486
City of San Antonio
Electric & Gas Systems,
Series 2019, Revenue,
Refunding,
4.00%, 2/1/2027 95,000 95,824
4.00%, 2/1/2028 210,000 215,269
City of San Antonio Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2027 50,000 51,112
5.00%, 5/15/2028 105,000 110,008
5.00%, 5/15/2030 75,000 81,489
City of San Antonio Electric
& Gas Systems, Series
2021A, Revenue,
5.00%, 2/1/2031 55,000 60,097
City of San Antonio Electric
& Gas Systems, Series
2023A, Revenue,
5.00%, 2/1/2031 25,000 27,452
City of San Antonio Water
System, Series 2023A,
Revenue, Refunding,
5.00%, 5/15/2027 190,000 194,227
5.00%, 2/1/2030 25,000 27,024
City of San Antonio Electric
& Gas Systems, Series
2024D, Revenue,
Refunding,
5.00%, 2/1/2030 80,000 86,477
City of San Antonio Electric
& Gas Systems, Series
2025B, Revenue,
5.00%, 2/1/2029 60,000 63,672

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Clear Creek Independent
School District Series
2024A, G.O. Unlimited,
PSF Guaranty,
5.00%, 2/15/2031 $ 30,000 $ 32,857
Collin County Community
College District Series
2018, G.O. Limited,
4.00%, 8/15/2030 85,000 86,092
Collin County Community
College District Series
2020A, G.O. Limited,
5.00%, 8/15/2026 185,000 185,491
5.00%, 8/15/2029 20,000 21,432
Comal Independent School
District Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/1/2029 50,000 53,010
Comal Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2030 75,000 80,988
Conroe Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2031 50,000 54,967
Conroe Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 150,000 156,249
Conroe Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2029 40,000 42,501
5.00%, 2/15/2030 115,000 124,388
Conroe Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 75,000 82,450
Corpus Christi Independent
School District Series
2019, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2029 125,000 131,442
Corpus Christi Independent
School District Series
2019, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2028 165,000 173,597
5.00%, 8/15/2030 20,000 21,010
County of Dallas College,
Series 2023, G.O. Limited,
5.00%, 2/15/2029 45,000 47,825
County of Harris Series
2020A, G.O. Limited,
5.00%, 10/1/2028 45,000 47,460
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
County of Harris Series
2022A, G.O. Limited,
5.00%, 8/15/2030 $ 25,000 $ 27,291
County of Harris Toll Road,
Series 2022A, G.O.
Limited, Refunding,
5.00%, 8/15/2026 100,000 100,268
County of Harris Toll Road,
Series 2007C, G.O.
Unlimited, Refunding, AG
Insured,
5.25%, 8/15/2030 185,000 203,911
5.25%, 8/15/2029 80,000 86,502
County of Harris Series
2024A, G.O. Unlimited,
5.00%, 9/15/2028 15,000 15,805
County of Harris Toll Road,
Series 2024A, G.O.
Unlimited, Refunding,
5.00%, 9/15/2030 70,000 76,515
County of Harris Toll Road,
Series 2016A, Revenue,
Refunding,
5.00%, 8/15/2027 115,000 115,320
County of Harris Toll Road,
Series 2018A, Revenue,
5.00%, 8/15/2027 20,000 20,545
County of Harris Toll Road,
Series 2018A, Revenue,
Refunding,
5.00%, 8/15/2028 155,000 161,180
5.00%, 8/15/2029 170,000 176,585
County of Harris Toll Road,
Series 2021, Revenue,
5.00%, 8/15/2029 50,000 53,566
5.00%, 8/15/2030 55,000 59,909
County of Harris Toll Road,
Series 2021, Revenue,
Refunding,
5.00%, 8/15/2028 190,000 199,609
County of Harris Toll Road,
Series 2022A, Revenue,
Refunding,
5.00%, 8/15/2028 45,000 47,276
5.00%, 8/15/2027 80,000 82,234
5.00%, 8/15/2026 135,000 135,311
5.00%, 8/15/2030 10,000 10,892
County of Harris Toll Road,
Series 2023A, Revenue,
5.00%, 8/15/2027 55,000 56,536
5.00%, 8/15/2029 45,000 48,210
County of Harris Toll Road,
Series 2023A, Revenue,
Refunding,
5.00%, 8/15/2030 30,000 32,677

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
County of Harris Houston
Sports Authority, Series
2024A, Revenue,
Refunding, AG Insured,
5.00%, 11/15/2027 $ 40,000 $ 41,250
County of Travis Series
2019A, G.O. Limited,
5.00%, 3/1/2029 50,000 53,186
5.00%, 3/1/2031 55,000 58,235
Cypress-Fairbanks
Independent School
District Series 2019, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 35,000 37,153
Cypress-Fairbanks
Independent School
District Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 60,000 63,539
Cypress-Fairbanks
Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 35,000 37,807
5.00%, 2/15/2031 40,000 43,900
Cypress-Fairbanks
Independent School
District Series 2026, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2031 90,000 98,776
Dallas Area Rapid Transit
Series 2007, Revenue,
Refunding, AMBAC
Insured,
5.25%, 12/1/2030 60,000 66,055
5.25%, 12/1/2029 75,000 81,246
Dallas College Series 2023,
G.O. Limited,
5.00%, 2/15/2030 160,000 173,230
5.00%, 2/15/2031 160,000 175,999
Dallas County Utility &
Reclamation District
Series 2016, G.O.
Unlimited, Refunding,
5.00%, 2/15/2027 35,000 35,489
Dallas Fort Worth
International Airport
Series 2020A, Revenue,
5.00%, 11/1/2027 15,000 15,502
Dallas Fort Worth
International Airport
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2028 80,000 84,386
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Dallas Fort Worth
International Airport
Series 2020B, Revenue,
5.00%, 11/1/2027 $ 45,000 $ 46,505
5.00%, 11/1/2029 25,000 26,871
Dallas Fort Worth
International Airport
Series 2020B, Revenue,
Refunding,
5.00%, 11/1/2028 55,000 58,016
Dallas Fort Worth
International Airport
Series 2024, Revenue,
5.00%, 11/1/2028 15,000 15,822
Dallas Independent School
District Series 2019B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2029 80,000 85,086
5.00%, 2/15/2030 45,000 47,769
Dallas Independent School
District Series 2021A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2028 95,000 98,834
Dallas Independent School
District Series 2023, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 55,000 60,438
Dallas Independent School
District Series 2025B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 95,000 102,858
Dallas Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2029 40,000 42,543
Dallas Independent School
District Series 2025C,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 150,000 162,408
Denton Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2030 40,000 43,506
5.00%, 8/15/2029 135,000 144,488
Dripping Springs Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2031 35,000 38,429

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Ector County Independent
School District Series
2024A, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/15/2026 $ 225,000 $ 225,564
Fort Bend Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 60,000 61,526
5.00%, 8/15/2030 95,000 97,335
Fort Bend Independent
School District Series
2019B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2030 85,000 88,110
5.00%, 2/15/2028 165,000 171,391
Fort Bend Independent
School District Series
2025A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2026 105,000 105,274
Frisco Independent School
District Series 2025B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2031 60,000 65,850
Garland Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 145,000 156,995
5.00%, 2/15/2031 160,000 175,966
Gregory-Portland
Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2027 90,000 91,336
Harris County Cultural
Education Facilities
Finance Corp. TECO
Project, Series 2017,
Revenue,
5.00%, 11/15/2030 25,000 25,704
Harris County Cultural
Education Facilities
Finance Corp. Thermal
Utility Teco Project,
Series 2017, Revenue,
Refunding,
5.00%, 11/15/2029 170,000 174,998
Harris County-Houston
Sports Authority Series
2024A, Revenue, AG
Insured,
5.00%, 11/15/2028 170,000 178,831
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Highland Park Independent
School District Series
2024, G.O. Unlimited,
5.00%, 2/15/2029 $ 65,000 $ 68,962
Highland Park Independent
School District Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/15/2030 90,000 97,283
Houston Independent School
District Series 2017, G.O.
Limited, PSF Guaranty,
5.00%, 2/15/2030 190,000 192,829
Houston Independent School
District Series 2017, G.O.
Limited, Refunding, PSF
Guaranty,
5.00%, 2/15/2027 75,000 76,141
Houston Independent
School District Series
2025A, G.O. Limited, PSF
Guaranty,
5.00%, 2/15/2029 95,000 100,915
5.00%, 2/15/2031 95,000 104,567
Humble Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 40,000 41,575
Hurst-Euless-Bedford
Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2030 175,000 190,836
5.00%, 8/15/2029 100,000 107,183
5.00%, 8/15/2026 65,000 65,187
Killeen Independent School
District School Building,
Series 2018, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 25,000 26,017
Klein Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2028 45,000 47,306
Lamar Consolidated
Independent School
District Series 2024A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2028 250,000 260,333
5.00%, 2/15/2029 125,000 132,587
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 155,000 166,038
5.00%, 8/15/2030 100,000 106,753
5.00%, 8/15/2026 165,000 165,424

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019,
Revenue, Refunding,
5.00%, 5/15/2030 $ 60,000 $ 63,712
5.00%, 5/15/2029 110,000 117,083
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2021,
Revenue,
5.00%, 5/15/2027 45,000 45,942
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2021,
Revenue, Refunding,
5.00%, 5/15/2031 55,000 59,333
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2022,
Revenue,
5.00%, 5/15/2027 30,000 30,628
5.00%, 5/15/2029 15,000 15,966
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023,
Revenue, AG Insured,
5.00%, 5/15/2031 65,000 71,512
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2029 85,000 90,594
5.00%, 5/15/2028 95,000 99,442
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023A,
Revenue,
5.00%, 5/15/2031 75,000 82,334
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023A,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2029 185,000 197,176
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023B,
Revenue,
5.00%, 5/15/2039
(a)(b)
30,000 30,988
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2024,
Revenue, AG Insured,
5.00%, 5/15/2027 $ 15,000 $ 15,327
Lower Colorado River
Authority Series 2025A,
Revenue, Refunding,
5.00%, 5/15/2027 175,000 178,664
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2026,
Revenue,
5.00%, 5/15/2029 20,000 21,288
5.00%, 5/15/2030 15,000 16,234
Metropolitan Transit
Authority of Harris
County Sales & Use Tax,
Series 2016A, Revenue,
Refunding,
5.00%, 11/1/2029 30,000 30,249
Metropolitan Transit
Authority of Harris County
Series 2018, Revenue,
5.00%, 11/1/2027 85,000 87,776
5.00%, 11/1/2029 125,000 131,760
5.00%, 11/1/2030 80,000 84,082
Midland Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2029 50,000 53,100
5.00%, 2/15/2031 155,000 170,397
North East Independent
School District Series
2007, G.O. Unlimited, PSF
Guaranty,
5.25%, 2/1/2029 15,000 16,023
North East Independent
School District Series
2007, G.O. Unlimited,
Refunding, PSF Guaranty,
5.25%, 2/1/2031 160,000 177,649
5.25%, 2/1/2028 75,000 78,282
North East Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2027 215,000 220,918
5.00%, 8/1/2026 195,000 195,365
North Harris County
Regional Water Authority
Series 2016, Revenue,
Refunding,
5.00%, 12/15/2027 70,000 70,747
5.00%, 12/15/2029 80,000 80,817

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
North Texas Municipal Water
District Water System,
Series 2025, Revenue,
5.00%, 9/1/2029 $ 20,000 $ 21,469
North Texas Municipal Water
District Water System
Series 2021A, Revenue,
5.00%, 9/1/2029 70,000 75,140
North Texas Tollway
Authority System,
Series 2019B, Revenue,
Refunding,
5.00%, 1/1/2029 35,000 37,037
North Texas Tollway
Authority System,
Series 2021B, Revenue,
Refunding,
5.00%, 1/1/2031 105,000 114,742
North Texas Tollway
Authority Series 2023B,
Revenue,
5.00%, 1/1/2031 50,000 54,639
North Texas Tollway
Authority System,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2029 50,000 52,960
North Texas Tollway
Authority Series 2024B,
Revenue,
5.00%, 1/1/2030 20,000 21,533
North Texas Tollway
Authority Series 2025A,
Revenue,
5.00%, 1/1/2030 95,000 102,449
North Texas Tollway
Authority System,
Series 2025A, Revenue,
Refunding,
5.00%, 1/1/2029 90,000 95,329
Northside Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 85,000 87,228
Pearland Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 95,000 102,619
5.00%, 2/15/2031 50,000 54,898
Pecos Barstow Toyah
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2027 125,000 126,808
5.00%, 2/15/2030 115,000 119,134
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Permanent University Fund
- Texas A&M University
System Series 2023,
Revenue,
5.00%, 7/1/2030 $ 75,000 $ 81,503
5.00%, 7/1/2029 55,000 58,764
Permanent University Fund
- Texas A&M University
System Series 2025A,
Revenue,
5.00%, 7/1/2030 15,000 16,300
Permanent University Fund
- University of Texas
System Series 2006B,
Revenue, Refunding,
5.25%, 7/1/2026 175,000 175,000
Permanent University Fund
- University of Texas
System Series 2022A,
Revenue,
5.00%, 7/1/2026 105,000 105,000
5.00%, 7/1/2027 55,000 56,427
5.00%, 7/1/2030 40,000 43,548
Permanent University Fund
- University of Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2030 160,000 174,317
Permanent University Fund
- University of Texas
System Series 2026A,
Revenue,
5.00%, 7/1/2030 25,000 27,237
Plano Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 2/15/2029 105,000 111,426
5.00%, 2/15/2031 20,000 21,973
5.00%, 2/15/2028 25,000 26,037
Plano Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 160,000 173,005
5.00%, 2/15/2027 130,000 132,010
Port Authority of Houston
of Harris County Series
2020A2, G.O. Unlimited,
5.00%, 10/1/2028 85,000 89,513
Port Authority of Houston
of Harris County Series
2020A2, G.O. Unlimited,
Refunding,
5.00%, 10/1/2029 25,000 26,859
Port Authority of Houston
of Harris County Texas
Series 2020A2, G.O.
Unlimited,
5.00%, 10/1/2030 20,000 21,852

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Round Rock Independent
School District Series
2019A, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/1/2028 $ 95,000 $ 99,869
Round Rock Independent
School District Series
2019A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2027 30,000 30,839
San Antonio Independent
School District School
Building, Series 2019,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/15/2030 25,000 26,215
San Antonio Water System
Series 2020A, Revenue,
5.00%, 5/15/2029 145,000 154,792
San Antonio Water System
Series 2025C, Revenue,
5.00%, 5/15/2029 95,000 101,416
Spring Branch Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/1/2031 55,000 60,502
State of Texas Public Finance
Authority, Series 2018A,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 90,000 90,524
5.00%, 10/1/2027 80,000 82,541
Tarrant County College
District Series 2020, G.O.
Limited,
5.00%, 8/15/2027 95,000 97,717
Tarrant Regional Water
District Water Supply
System, Series 2024,
Revenue, Refunding,
5.00%, 3/1/2030 85,000 92,010
Texas A&M University Series
2017E, Revenue,
5.00%, 5/15/2028 45,000 45,952
5.00%, 5/15/2029 25,000 25,517
Texas A&M University Series
2024A, Revenue,
5.00%, 5/15/2028 25,000 26,136
5.00%, 5/15/2030 15,000 16,264
5.00%, 5/15/2031 80,000 88,058
Texas A&M University Series
2025A, Revenue,
5.00%, 5/15/2030 15,000 16,264
5.00%, 5/15/2029 45,000 47,966
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 $ 150,000 $ 156,892
Texas Municipal Gas
Acquisition & Supply Corp.
IV Series 2023A, Revenue,
5.50%, 1/1/2054
(a)(b)
15,000 15,890
Texas Public Finance
Authority Series 2019,
Revenue,
5.00%, 2/1/2031 20,000 21,094
Texas Public Finance
Authority Facilities
Commission, Series 2019,
Revenue, Refunding,
5.00%, 2/1/2028 80,000 83,153
5.00%, 2/1/2030 190,000 200,841
5.00%, 2/1/2029 40,000 42,366
Texas State University
System Series 2017A,
Revenue,
5.00%, 3/15/2027 20,000 20,349
Texas State University
System Series 2017A,
Revenue, Refunding,
5.00%, 3/15/2028 210,000 213,242
5.00%, 3/15/2029 130,000 132,007
5.00%, 3/15/2031 110,000 111,698
Texas State University
System Series 2024,
Revenue,
5.00%, 3/15/2029 60,000 63,644
5.00%, 3/15/2031 25,000 27,427
Texas State University
System Series 2026A,
Revenue,
5.00%, 3/15/2029 30,000 31,838
Texas Tech University
System Series 2023A,
Revenue,
5.00%, 2/15/2031 85,000 93,288
5.00%, 2/15/2029 50,000 53,035
Texas Tech University
System Series 2025A,
Revenue,
5.00%, 2/15/2029 75,000 79,552
5.00%, 2/15/2030 100,000 108,020
Texas Transportation
Commission Series 2024,
G.O. Unlimited,
5.00%, 4/1/2031 60,000 66,207
5.00%, 4/1/2030 30,000 32,585
Texas Transportation
Commission Series 2024,
G.O. Unlimited, Refunding,
5.00%, 4/1/2028 65,000 67,811

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
5.00%, 4/1/2027 $ 215,000 $ 218,929
Texas Transportation
Commission Series 2026,
G.O. Unlimited,
5.00%, 4/1/2027 20,000 20,365
5.00%, 4/1/2030 30,000 32,585
Texas Water Development
Board State Water
Implementation, Series
2017A, Revenue,
5.00%, 4/15/2027 150,000 153,086
Texas Water Development
Board State Revolving
Fund, Series 2018,
Revenue,
5.00%, 8/1/2029 50,000 51,278
Texas Water Development
Board State Water
Implementation, Series
2018A, Revenue,
5.00%, 10/15/2029 130,000 135,427
Texas Water Development
Board State Water
Implementation, Series
2018B, Revenue,
5.00%, 4/15/2029 50,000 52,688
5.00%, 4/15/2030 40,000 42,066
5.00%, 10/15/2028 50,000 52,795
5.00%, 10/15/2030 25,000 26,271
Texas Water Development
Board State Revolving
Fund, Series 2019,
Revenue,
5.00%, 8/1/2029 135,000 144,582
Texas Water Development
Board Master Trust,
Series 2019A, Revenue,
5.00%, 4/15/2030 160,000 171,829
5.00%, 4/15/2031 45,000 48,235
Texas Water Development
Board Master Trust,
Series 2020, Revenue,
5.00%, 8/1/2028 75,000 78,857
5.00%, 8/1/2029 145,000 155,292
5.00%, 8/1/2030 150,000 163,457
Texas Water Development
Board State Revolving
Fund, Series 2021,
Revenue,
5.00%, 8/1/2029 35,000 37,484
5.00%, 8/1/2030 160,000 174,354
5.00%, 8/1/2028 205,000 215,542
Texas Water Development
Board Master Trust,
Series 2022, Revenue,
5.00%, 10/15/2029 115,000 123,647
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Texas Water Development
Board State Water
Implementation, Series
2023A, Revenue,
5.00%, 10/15/2028 $ 15,000 $ 15,839
Texas Water Development
Board Master Trust,
Series 2024A, Revenue,
5.00%, 10/15/2030 145,000 158,543
Texas Water Development
Board Master Trust,
Series 2025, Revenue,
5.00%, 10/15/2027 55,000 56,879
5.00%, 10/15/2029 15,000 16,128
Tomball Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2031 20,000 21,941
Trinity River Authority Central
Regional Wastewater
System, Series 2018,
Revenue, Refunding,
5.00%, 8/1/2029 100,000 104,789
Trinity River Authority Central
Regional Wastewater
System, Series 2019,
Revenue, Refunding,
5.00%, 8/1/2029 180,000 192,596
University of Houston
Series 2020A, Revenue,
Refunding,
5.00%, 2/15/2027 100,000 101,515
University of Houston Series
2022A, Revenue,
5.00%, 2/15/2031 25,000 27,415
University of Houston
Series 2022A, Revenue,
Refunding,
5.00%, 2/15/2029 175,000 185,576
5.00%, 2/15/2028 110,000 114,473
5.00%, 2/15/2030 80,000 86,301
University of Houston Series
2026A, Revenue,
5.00%, 2/15/2028 15,000 15,610
University of North Texas
System Series 2017A,
Revenue,
5.00%, 4/15/2027 80,000 81,564
5.00%, 4/15/2028 40,000 40,747
University of North Texas
System Series 2017A,
Revenue, Refunding,
5.00%, 4/15/2029 40,000 40,720
University of North Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 4/15/2030 30,000 32,458

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 24.3% continued
Wylie Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2028 $ 100,000 $ 105,210
28,594,336
Utah - 1 .7%
Intermountain Power Agency
Series 2022A, Revenue,
5.00%, 7/1/2029 55,000 58,616
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2029 10,000 10,658
5.00%, 7/1/2027 75,000 76,857
5.00%, 7/1/2028 125,000 130,784
5.00%, 7/1/2026 100,000 100,000
Nebo School District Series
2022, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 7/1/2027 80,000 82,061
5.00%, 7/1/2026 125,000 125,000
State of Utah Series 2017,
G.O. Unlimited,
5.00%, 7/1/2026 85,000 85,000
State of Utah Series 2018,
G.O. Unlimited,
5.00%, 7/1/2027 130,000 133,335
State of Utah Series 2019,
G.O. Unlimited,
5.00%, 7/1/2030 50,000 53,025
State of Utah Series 2020,
G.O. Unlimited,
5.00%, 7/1/2029 150,000 159,170
5.00%, 7/1/2026 215,000 215,000
University of Utah (The)
Series 2017A, Revenue,
Refunding, State
Appropriation,
5.00%, 8/1/2030 65,000 66,573
University of Utah (The)
Series 2022B, Revenue,
5.00%, 8/1/2027 145,000 148,974
5.00%, 8/1/2030 65,000 70,863
5.00%, 8/1/2028 80,000 84,084
Utah Transit Authority Series
2006C, Revenue, AG
Insured,
5.25%, 6/15/2029 20,000 21,289
Utah Transit Authority
Series 2016, Revenue,
Refunding,
3.00%, 12/15/2027 220,000 220,041
Utah Transit Authority Series
2025, Revenue,
5.00%, 12/15/2029 20,000 21,615
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Utah - 1.7% continued
Utah Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2030 $ 100,000 $ 110,043
1,972,988
Virginia - 1 .8%
City of Alexandria Series
2023, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2029 70,000 75,789
County of Fairfax Public
Improvement, Series
2021A, G.O. Unlimited,
State Aid Withholding,
4.00%, 10/1/2026 130,000 130,443
4.00%, 10/1/2030 5,000 5,295
County of Loudoun Series
2023A, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/1/2027 15,000 15,563
Fairfax County Water
Authority Series 2017,
Revenue,
5.00%, 4/1/2027 75,000 76,412
Hampton Roads Sanitation
District Wastewater,
Series 2016A, Revenue,
Pre-Refunded,
5.00%, 8/1/2030
(c)
105,000 105,200
Hampton Roads
Transportation
Accountability
Commission Series
2023A, Revenue,
5.00%, 7/1/2027 25,000 25,617
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2017E,
Revenue, Refunding,
5.00%, 2/1/2029 70,000 72,759
5.00%, 2/1/2030 55,000 57,110
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2019A,
Revenue,
5.00%, 2/1/2030 45,000 47,679
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2019C,
Revenue, Refunding,
5.00%, 2/1/2028 45,000 46,809
5.00%, 2/1/2029 10,000 10,615

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Virginia - 1.8% continued
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2020A,
Revenue,
5.00%, 2/1/2029 $ 20,000 $ 21,230
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2021A,
Revenue,
5.00%, 2/1/2030 50,000 54,062
5.00%, 2/1/2031 35,000 38,502
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2022A,
Revenue,
5.00%, 2/1/2031 110,000 121,005
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2023A,
Revenue,
5.00%, 2/1/2031 25,000 27,501
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2023B,
Revenue, Refunding,
5.00%, 2/1/2031 30,000 33,001
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2024A,
Revenue,
5.00%, 2/1/2029 10,000 10,615
5.00%, 2/1/2027 130,000 131,866
Virginia Commonwealth
Transportation Board
Series 2017A, Revenue,
5.00%, 5/15/2027 115,000 117,557
Virginia Commonwealth
Transportation Board
Transportation Capital
Projects, Series 2024,
Revenue,
5.00%, 5/15/2028 25,000 26,192
Virginia Commonwealth
Transportation Board
Transportation Capital
Project, Series 2024,
Revenue, Refunding,
5.00%, 5/15/2027 175,000 178,892
Virginia Public Building
Authority Public Facilities,
Series 2021A1, Revenue,
5.00%, 8/1/2030 85,000 92,794
5.00%, 8/1/2029 130,000 139,423
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Virginia - 1.8% continued
Virginia Public Building
Authority Public Facilities,
Series 2022A, Revenue,
5.00%, 8/1/2028 $ 10,000 $ 10,514
Virginia Public School
Authority School
Financing 1997
Resolution, Series 2025B,
Revenue, Refunding,
State Aid Withholding,
5.00%, 8/1/2026 115,000 115,217
Wise County Industrial
Development Authority
Electric & Power Co.
Project, Series 2009A,
Revenue, Mandatory Put,
3.13%, 10/1/2040
(a)(b)
140,000 140,508
Wise County Industrial
Development Authority
Virginia Electric & Power
Co., Series 2010A,
Revenue,
3.80%, 11/1/2040
(a)(b)
45,000 45,418
1,973,588
Washington - 4 .8%
Auburn School District No.
408 of King & Pierce
Counties Series 2018,
G.O. Unlimited, School
Bond Guaranty,
4.00%, 12/1/2030 25,000 25,448
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor
Vehicle Excise Tax,
Series 2021S1, Revenue,
Refunding,
5.00%, 11/1/2029 160,000 172,772
City of Seattle General
Improvement, Series
2021A, G.O. Limited,
Refunding,
5.00%, 12/1/2027 50,000 51,847
City of Seattle General
Improvement, Series
2022A, G.O. Limited,
Refunding,
4.00%, 9/1/2027 50,000 50,954
City of Seattle Municipal
Light & Power, Series
2017C, Revenue,
Refunding,
5.00%, 9/1/2029 105,000 108,004
City of Seattle Municipal
Light & Power, Series
2020A, Revenue,
5.00%, 7/1/2027 135,000 138,505

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 4.8% continued
City of Seattle Drainage &
Wastewater, Series 2021,
Revenue, Refunding,
5.00%, 9/1/2029 $ 100,000 $ 107,528
City of Seattle Drainage &
Wastewater, Series 2022,
Revenue, Refunding,
5.00%, 9/1/2027 55,000 56,692
City of Seattle Water System,
Series 2025, Revenue,
Refunding,
5.00%, 5/1/2027 125,000 127,687
County of King Series 2017,
G.O. Limited, Refunding,
5.00%, 7/1/2027 65,000 66,675
County of King Series 2019,
G.O. Limited,
5.00%, 1/1/2030 50,000 53,047
County of King Sewer,
Series 2016B, Revenue,
Refunding,
4.00%, 7/1/2030 50,000 50,025
5.00%, 7/1/2027 10,000 10,009
5.00%, 7/1/2026 215,000 215,000
County of King Sewer, Series
2018B, Revenue,
5.00%, 7/1/2028 140,000 147,094
5.00%, 7/1/2027 75,000 76,932
Energy Northwest Columbia
Generating Station
Electric, Series 2016A,
Revenue, Refunding,
5.00%, 7/1/2028 85,000 85,000
Energy Northwest Project 3
Electric, Series 2016A,
Revenue, Refunding, ETM,
5.00%, 7/1/2026
(c)
100,000 100,000
Energy Northwest Project 1
Electric, Series 2017A,
Revenue, Refunding,
5.00%, 7/1/2028 40,000 40,973
5.00%, 7/1/2028 120,000 122,920
Energy Northwest Project 3
Electric, Series 2018C,
Revenue, Refunding,
5.00%, 7/1/2027 125,000 128,208
Energy Northwest Project 1
Electric, Series 2021A,
Revenue, Refunding, ETM,
5.00%, 7/1/2026
(c)
95,000 95,000
Energy Northwest Project 1
Electric, Series 2022A,
Revenue, Refunding, ETM,
5.00%, 7/1/2026
(c)
90,000 90,000
Energy Northwest Project 1
Electric, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2028 125,000 131,309
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 4.8% continued
Energy Northwest Columbia
Generating Station
Electric, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2030 $ 100,000 $ 109,067
Energy Northwest Project 1
Electric, Series 2024B,
Revenue, Refunding, ETM,
5.00%, 7/1/2026
(c)
100,000 100,000
Energy Northwest Project 3
Electric, Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2028 160,000 168,075
Energy Northwest Project 1
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2027 60,000 61,540
King County School District
No. 401 Highline, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 50,000 50,547
5.00%, 12/1/2027 60,000 60,623
King County School District
No. 405 Bellevue, Series
2016, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2026 155,000 156,572
King County School District
No. 412 Shoreline, Series
2021A, G.O. Unlimited,
Refunding, School Bond
Guaranty,
4.00%, 12/1/2027 75,000 76,583
4.00%, 12/1/2026 215,000 216,243
Pierce County School District
No. 10 Tacoma, Series
2024, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2027 70,000 72,446
Pierce County School District
No. 3 Puyallup, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 65,000 66,510
Port of Seattle Series 2022A,
Revenue, Refunding,
5.00%, 8/1/2029 125,000 133,995
Spokane County School
District No. 81 Spokane,
Series 2021, G.O.
Unlimited, Refunding,
School Bond Guaranty,
4.00%, 12/1/2028 210,000 217,237
4.00%, 12/1/2029 75,000 78,354
State of Washington Series
2017D, G.O. Unlimited,
5.00%, 2/1/2030 30,000 30,426

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 4.8% continued
State of Washington Series
2018A, G.O. Unlimited,
5.00%, 8/1/2026 $ 85,000 $ 85,149
5.00%, 8/1/2030 75,000 76,956
State of Washington Series
2022D, G.O. Unlimited,
Refunding,
4.00%, 7/1/2029 120,000 125,053
State of Washington Series
2025A, G.O. Unlimited,
5.00%, 8/1/2030 25,000 27,316
State of Washington Series
E-2017A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 105,000 105,197
State of Washington Series
R-2017B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 105,000 105,195
State of Washington Series
R-2018D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 50,000 50,088
State of Washington Series
R-2020D, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 60,000 60,000
State of Washington Series
R-2022C, G.O. Unlimited,
Refunding,
4.00%, 7/1/2027 105,000 106,610
State of Washington Series
R-2023B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2030 65,000 70,919
5.00%, 7/1/2026 75,000 75,000
State of Washington Series
R-2024C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 120,000 120,211
State of Washington Series
R-2025A, G.O. Unlimited,
Refunding,
4.00%, 7/1/2026 75,000 75,000
State of Washington Series
R-2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 125,000 125,220
University of Washington
Series 2024A, Revenue,
5.00%, 4/1/2029 70,000 74,446
5.00%, 4/1/2028 110,000 114,756
University of Washington
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2030 125,000 135,428
5.00%, 4/1/2028 135,000 140,838
5,523,229
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
West Virginia - 1 .0%
State of West Virginia Series
2018A, G.O. Unlimited,
5.00%, 6/1/2029 $ 60,000 $ 62,744
5.00%, 12/1/2028 165,000 172,754
5.00%, 12/1/2029 75,000 78,380
5.00%, 6/1/2028 65,000 68,109
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 6/1/2027 15,000 15,347
5.00%, 6/1/2030 70,000 73,071
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 12/1/2029 90,000 96,253
5.00%, 6/1/2030 165,000 176,356
5.00%, 6/1/2029 25,000 26,733
5.00%, 6/1/2028 65,000 68,109
5.00%, 12/1/2030 40,000 42,722
West Virginia Commissioner
of Highways Surface
Transporation
Improvements, Series
2017A, Revenue,
5.00%, 9/1/2027 150,000 154,262
5.00%, 9/1/2028 170,000 174,767
1,209,607
Wisconsin - 1 .8%
City of Madison Series
2025D, G.O. Unlimited,
5.00%, 10/1/2026 50,000 50,281
Green Bay Area Public School
District G.O. Unlimited,
5.00%, 4/1/2027 190,000 193,434
State of Wisconsin Series
2017-1, G.O. Unlimited,
Refunding,
5.00%, 11/1/2028 85,000 86,797
5.00%, 11/1/2027 70,000 71,506
State of Wisconsin Series
2017-2, G.O. Unlimited,
5.00%, 11/1/2027 50,000 51,076
State of Wisconsin Series
2017-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 150,000 151,216
State of Wisconsin Series
2017-3, G.O. Unlimited,
Refunding,
5.00%, 11/1/2028 50,000 51,057
5.00%, 11/1/2026 125,000 126,013
State of Wisconsin Series
2019B, G.O. Unlimited,
5.00%, 5/1/2027 110,000 112,364
State of Wisconsin Series
2020-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2029 75,000 80,116

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Wisconsin - 1.8% continued
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2030 $ 120,000 $ 127,950
5.00%, 5/1/2028 20,000 20,949
State of Wisconsin Series
2021-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 50,000 52,372
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 100,000 104,745
State of Wisconsin Series
2024-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 105,000 109,982
5.00%, 5/1/2029 70,000 74,775
State of Wisconsin Series
2024-2, G.O. Unlimited,
5.00%, 5/1/2029 20,000 21,364
State of Wisconsin Series
2025B, G.O. Unlimited,
5.00%, 5/1/2027 55,000 56,182
State of Wisconsin Series
2026-1, G.O. Unlimited,
5.00%, 5/1/2027 40,000 40,860
State of Wisconsin
Transportation, Series
2017-1, Revenue,
Refunding,
5.00%, 7/1/2028 145,000 148,730
5.00%, 7/1/2026 110,000 110,000
State of Wisconsin
Transportation, Series
2017-2, Revenue,
Refunding,
5.00%, 7/1/2027 150,000 153,938
5.00%, 7/1/2026 120,000 120,000
5.00%, 7/1/2029 25,000 25,620
2,141,327
Total Municipal Bonds
(Cost $115,993,394) 116,077,208
Total Investments - 98.6%
(Cost $115,993,394) 116,077,208
Other assets less liabilities - 1.4% 1,680,284
NET ASSETS - 100.0% $117,757,492
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of June 30, 2026.
(b) Maturity date represents the puttable date.
(c) Pre-refunded security. Maturity date disclosed is earliest of the next put date or final maturity date.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
CWA Clean Water Act
ETM Escrowed to Maturity
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 181,616
Aggregate gross unrealized depreciation (97,802)
Net unrealized appreciation $ 83,814
Federal income tax cost $ 115,993,394
Security Type % of Net Assets
Municipal Bonds 98 .6%
Others
(1)
1 .4
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 116,077 $ — $ 116,077
Total
Investments $ — $116,077 $ — $116,077
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Tax-Exempt Bond ETF
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .8%
Alabama - 4 .5%
Alabama Corrections
Institution Finance
Authority Series 2022A,
Revenue,
5.00%, 7/1/2035 $ 15,000 $ 16,502
Alabama Highway Authority
Series 2025, Revenue, AG
Insured,
5.00%, 9/1/2033 25,000 28,501
5.00%, 9/1/2034 20,000 23,030
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2032 10,000 10,891
5.00%, 11/1/2034 75,000 81,222
Auburn University General
Fee, Series 2026,
Revenue,
5.00%, 6/1/2040 20,000 22,620
Black Belt Energy Gas
District Gas Project,
Series 2022C1, Revenue,
Mandatory Put,
5.25%, 2/1/2053
(a)(b)
100,000 105,093
Black Belt Energy Gas
District Gas Project,
Series 2023B, Revenue,
Mandatory Put,
5.25%, 12/1/2053
(a)(b)
15,000 16,116
Black Belt Energy Gas
District Gas Project,
Series 2023C, Revenue,
Mandatory Put,
5.50%, 10/1/2054
(a)(b)
50,000 53,938
Black Belt Energy Gas
District Gas Project,
Series 2023D1, Revenue,
Refunding, Mandatory Put,
5.50%, 6/1/2049
(a)(b)
100,000 104,963
Black Belt Energy Gas
District Gas Project,
Series 2024B, Revenue,
Mandatory Put,
5.00%, 10/1/2055
(a)(b)
110,000 115,619
Black Belt Energy Gas
District Gas Project,
Series 2024D, Revenue,
Mandatory Put,
5.00%, 3/1/2055
(a)(b)
100,000 106,599
Black Belt Energy Gas
District Gas Project,
Series 2025D, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2055
(a)(b)
100,000 105,642
Black Belt Energy Gas
District Gas Project,
Series 2025E, Revenue,
Mandatory Put,
5.00%, 12/1/2055
(a)(b)
100,000 106,497
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Alabama - 4.5% continued
Black Belt Energy Gas District
Gas Project, Series
2026A, Revenue,
5.00%, 12/1/2034 $ 75,000 $ 79,373
Black Belt Energy Gas District
Gas Project, Series
2026C, Revenue,
5.25%, 6/1/2036 50,000 53,877
Black Belt Energy Gas District
Gas Project, Series
2026J, Revenue,
5.00%, 11/1/2036 75,000 78,882
City of Mobile Series 2025A,
G.O. Limited,
5.00%, 2/15/2034 15,000 17,124
5.00%, 2/15/2042 35,000 38,492
5.00%, 2/15/2045 100,000 107,906
5.00%, 2/15/2044 20,000 21,793
County of Jefferson
Series 2017, Revenue,
Refunding,
5.00%, 9/15/2027 65,000 65,976
County of Jefferson Sewer,
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2026 50,000 50,259
Energy Southeast A
Cooperative District
Series 2023A1, Revenue,
Mandatory Put,
5.50%, 11/1/2053
(a)(b)
110,000 118,509
Energy Southeast A
Cooperative District
Series 2023B1, Revenue,
Mandatory Put,
5.75%, 4/1/2054
(a)(b)
25,000 27,488
Energy Southeast A
Cooperative District
Series 2024B, Revenue,
Mandatory Put,
5.25%, 7/1/2054
(a)(b)
100,000 107,674
Lower Alabama Gas District
(The) Gas Project,
Series 2025A, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2033 70,000 73,380
Southeast Alabama Gas
Supply District (The)
Project No. 1, Series
2024A, Revenue,
Refunding, Mandatory Put,
5.00%, 8/1/2054
(a)(b)
90,000 95,830
Southeast Alabama Gas
Supply District (The)
Project No. 2, Series
2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 6/1/2049
(a)(b)
55,000 57,989

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Alabama - 4.5% continued
Southeast Energy Authority
A Cooperative District
Project No. 3, Series
2022A1, Revenue,
Mandatory Put,
5.50%, 1/1/2053
(a)(b)
$ 20,000 $ 21,298
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2024C, Revenue,
Mandatory Put,
5.00%, 10/1/2055
(a)(b)
100,000 106,147
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025A, Revenue,
Mandatory Put,
5.00%, 1/1/2056
(a)(b)
75,000 76,531
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025E, Revenue,
5.00%, 10/1/2030 165,000 176,241
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue,
5.25%, 11/1/2030 100,000 106,313
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue, Mandatory Put,
5.25%, 11/1/2055
(a)(b)
110,000 119,021
University of Alabama (The)
Series 2019A, Revenue,
Refunding,
5.00%, 7/1/2030 100,000 106,768
5.00%, 7/1/2032 105,000 111,767
2,715,871
Alaska - 0 .2%
State of Alaska Series 2024A,
G.O. Unlimited,
5.00%, 8/1/2031 20,000 22,223
State of Alaska Series 2024A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2029 20,000 21,451
5.00%, 8/1/2030 15,000 16,396
State of Alaska Series 2024B,
G.O. Unlimited,
5.00%, 8/1/2033 25,000 28,427
State of Alaska International
Airports System, Series
2025A, Revenue,
Refunding,
5.00%, 10/1/2034 40,000 45,158
133,655
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Arizona - 1 .2%
Arizona Board of Regents
University of Arizona
SPEED, Series 2024,
Revenue, Refunding,
5.00%, 8/1/2054 $ 10,000 $ 10,436
Arizona Department of
Transportation State
Highway Fund Series
2023, Revenue,
Refunding,
5.00%, 7/1/2026 20,000 20,000
Arizona Department of
Transportation State
Highway Fund Series
2026, Revenue,
5.00%, 7/1/2040 15,000 17,026
5.00%, 7/1/2045 35,000 38,417
City of Chandler Series 2026,
G.O. Unlimited,
5.00%, 7/1/2038 100,000 116,055
City of Mesa Utility System,
Series 2017, Revenue,
3.25%, 7/1/2041 80,000 73,015
City of Mesa Utility System,
Series 2023, Revenue,
5.00%, 7/1/2046 80,000 84,625
City of Phoenix Civic
Improvement Corp.
Airport, Series 2017B,
Revenue, Refunding,
5.00%, 7/1/2035 15,000 15,314
City of Phoenix Civic
Improvement Corp.
Wastewater, Series 2023,
Revenue,
5.00%, 7/1/2029 10,000 10,720
5.00%, 7/1/2036 15,000 16,882
City of Phoenix Civic
Improvement Corp.
Excise Tax, Series 2024A,
Revenue,
5.00%, 7/1/2042 30,000 33,145
City of Phoenix Civic
Improvement Corp.
Excise Tax, Series 2025C,
Revenue, Refunding,
5.00%, 7/1/2032 40,000 45,094
Gilbert Water Resource
Municipal Property Corp.
Waterworks & Sewer
System, Series 2022,
Revenue,
5.00%, 7/15/2030 10,000 10,926
5.00%, 7/15/2035 10,000 11,122

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Arizona - 1.2% continued
Maricopa County Special
Health Care District
Integrated Health
Serivces, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2031 $ 60,000 $ 62,583
Pima County Unified School
District No. 1 Tucson,
Project of 2023, Series
2024A, G.O. Unlimited, AG
Insured,
5.00%, 7/1/2043 10,000 10,887
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2016A, Revenue,
Refunding,
5.00%, 1/1/2029 10,000 10,125
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2023A, Revenue,
5.00%, 1/1/2032 15,000 16,772
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2024A, Revenue,
5.25%, 1/1/2054 100,000 107,020
Salt River Project Agricultural
Improvement & Power
District Series 2025C,
Revenue,
5.00%, 1/1/2045 40,000 43,944
754,108
Arkansas - 0 .2%
University of Arkansas UAMS
Campus, Series 2021A,
Revenue,
5.00%, 12/1/2045 85,000 89,016
University of Arkansas UAMS
Nortwest Arkansas,
Series 2022A, Revenue,
5.00%, 4/1/2052 15,000 15,436
104,452
California - 9 .2%
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023B1, Revenue,
Mandatory Put,
5.00%, 7/1/2053
(a)(b)
75,000 78,326
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023E1, Revenue,
Mandatory Put,
5.00%, 2/1/2054
(a)(b)
100,000 106,083
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
California - 9.2% continued
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023G, Revenue,
Mandatory Put,
5.25%, 11/1/2054
(a)(b)
$ 65,000 $ 68,730
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2054
(a)(b)
55,000 58,529
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024B, Revenue,
Mandatory Put,
5.00%, 1/1/2055
(a)(b)
80,000 82,320
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024C, Revenue,
Mandatory Put,
5.00%, 8/1/2055
(a)(b)
10,000 10,444
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024D, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
35,000 37,892
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024E, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
45,000 47,946
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024F, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
115,000 122,119
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024H, Revenue,
Mandatory Put,
5.00%, 1/1/2056
(a)(b)
45,000 48,567
California Community Choice
Financing Authority
Clean Energy Project,
Series 2025C, Revenue,
Mandatory Put,
5.00%, 12/1/2055
(a)(b)
60,000 62,914
California Community Choice
Financing Authority Clean
Energy Project, Series
2026B, Revenue,
5.00%, 3/1/2036 100,000 104,273

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
California - 9.2% continued
California Community Choice
Financing Authority Clean
Energy Project, Series
2026F, Revenue,
5.00%, 6/1/2036
(c)
$ 65,000 $ 70,473
California Enterprise
Development Authority
Riverside County Mead
Valley Wellness Village
Project, Series 2024A,
Revenue,
5.25%, 11/1/2049 110,000 118,659
California State Public Works
Board Various Capital
Projects, Series 2021B,
Revenue,
4.00%, 5/1/2039 90,000 91,869
California State Public Works
Board Sacramento Region
New Natural Resources
Headquarters, Series
2021C, Revenue,
5.00%, 11/1/2032 15,000 16,718
California State Public Works
Board Various Capital
Projects, Series 2022A,
Revenue, Refunding,
5.00%, 8/1/2034 40,000 44,152
California State Public Works
Board Various Capital
Projects, Series 2022C,
Revenue, Refunding,
5.00%, 8/1/2034 10,000 11,038
California State Public Works
Board Various Capital
Projects, Series 2023C,
Revenue, Refunding,
5.00%, 9/1/2027 10,000 10,318
California State Public Works
Board Various Capital
Projects, Series 2023D,
Revenue,
5.00%, 11/1/2044 85,000 93,013
California State Public Works
Board May Lee State
Office Complex, Series
2024A, Revenue,
5.00%, 4/1/2045 55,000 59,903
California State Public Works
Board Various Capital
Projects, Series 2024C,
Revenue, Refunding,
5.00%, 9/1/2037 15,000 17,078
California State University
Series 2024A, Revenue,
5.50%, 11/1/2046 180,000 203,261
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
California - 9.2% continued
Central Valley Energy
Authority Series 2025,
Revenue, Mandatory Put,
5.00%, 12/1/2055
(a)(b)
$ 115,000 $ 123,149
Central Valley Energy
Authority Series 2026,
Revenue,
5.00%, 8/1/2034 75,000 80,380
City & County of San
Francisco Earthquack
Safety & Emergency
Response, Series 2025B1,
G.O. Unlimited,
5.00%, 6/15/2045 45,000 48,853
City of San Francisco Public
Utilities Commission
Water, Series 2025D,
Revenue,
5.00%, 11/1/2051 195,000 209,677
Coast Community College
District Series 2019F, G.O.
Unlimited,
3.00%, 8/1/2038 30,000 28,156
Colton Joint Unified School
District Election of 2024,
Series A, G.O. Unlimited,
BAM Insured,
5.00%, 8/1/2055 125,000 132,005
County of Sacramento
Airport System, Series
2024, Revenue,
5.00%, 7/1/2049 30,000 31,884
Desert Community College
District Election of
2016, Series 2024, G.O.
Unlimited,
4.00%, 8/1/2045 155,000 156,835
Elk Grove Unified School
District Election of
2016, Series 2023, G.O.
Unlimited,
4.00%, 8/1/2043 45,000 45,612
Foothill-De Anza Community
College District Series
2021A, G.O. Unlimited,
Refunding,
3.00%, 8/1/2037 45,000 42,781
3.00%, 8/1/2038 50,000 46,927
Long Beach Bond Finance
Authority Natural Gas
Purchase, Series 2007A,
Revenue,
5.50%, 11/15/2030 35,000 38,150
5.50%, 11/15/2032 40,000 44,770
Los Angeles County Public
Works Financing Authority
Lease, Series 2022G,
Revenue, Refunding,
5.00%, 12/1/2037 25,000 27,659

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
California - 9.2% continued
Los Angeles Department
of Water & Power Water
System, Series 2018A,
Revenue,
5.00%, 7/1/2043 $ 15,000 $ 15,285
Los Angeles Department
of Water & Power Power
System, Series 2018D,
Revenue, Refunding,
5.00%, 7/1/2043 20,000 20,502
Los Angeles Department
of Water & Power Power
System, Series 2019A,
Revenue,
5.00%, 7/1/2034 50,000 52,161
Los Angeles Department
of Water & Power Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 7/1/2050 10,000 10,220
Los Angeles Department
of Water & Power Water
System, Series 2020C,
Revenue, Refunding,
5.00%, 7/1/2040 35,000 36,710
5.00%, 7/1/2041 90,000 94,173
Los Angeles Department
of Water & Power Water
System, Series 2021B,
Revenue, Refunding,
5.00%, 7/1/2035 70,000 74,991
5.00%, 7/1/2037 20,000 21,269
Los Angeles Department
of Water & Power Power
System, Series 2021C,
Revenue,
5.00%, 7/1/2045 30,000 31,270
Los Angeles Department
of Water & Power Power
System, Series 2022A,
Revenue,
5.00%, 7/1/2036 45,000 48,351
5.00%, 7/1/2042 100,000 105,432
5.00%, 7/1/2038 100,000 106,548
Los Angeles Department
of Water & Power Power
System, Series 2022B,
Revenue,
5.00%, 7/1/2036 100,000 108,791
5.00%, 7/1/2039 5,000 5,372
5.00%, 7/1/2042 35,000 37,240
5.00%, 7/1/2041 95,000 101,374
5.00%, 7/1/2047 95,000 98,722
Los Angeles Department
of Water & Power Water
System, Series 2022C,
Revenue, Refunding,
5.00%, 7/1/2036 60,000 65,275
5.00%, 7/1/2040 20,000 21,308
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
California - 9.2% continued
Los Angeles Department
of Water & Power Power
System, Series 2023D,
Revenue, Refunding,
5.00%, 7/1/2042 $ 80,000 $ 85,868
Los Angeles Department
of Water & Power Power
System, Series 2023E,
Revenue, Refunding,
5.00%, 7/1/2043 75,000 80,263
5.00%, 7/1/2044 15,000 15,995
5.00%, 7/1/2048 85,000 88,409
Los Angeles Department
of Water & Power Water
System, Series 2024A,
Revenue,
5.00%, 7/1/2039 75,000 81,804
Los Angeles Department
of Water & Power Power
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2041 20,000 21,633
5.00%, 7/1/2044 10,000 10,704
Los Angeles Department
of Water & Power Water
System, Series 2024B,
Revenue,
5.00%, 7/1/2044 15,000 16,116
Los Angeles Department
of Water & Power Power
System, Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2039 5,000 5,480
5.00%, 7/1/2039 10,000 10,907
Los Angeles Department
of Water & Power Power
System, Series 2024C,
Revenue, Refunding,
5.00%, 7/1/2041 15,000 16,225
5.00%, 7/1/2038 60,000 65,648
5.00%, 7/1/2045 15,000 15,908
Los Angeles Department
of Water & Power Power
System, Series 2024D,
Revenue,
5.00%, 7/1/2045 15,000 15,959
Los Angeles Department
of Water & Power Power
System, Series 2024E,
Revenue, Refunding,
5.00%, 7/1/2039 20,000 21,919
M-S-R Energy Authority
Series 2009B, Revenue,
6.50%, 11/1/2039 75,000 92,722

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
California - 9.2% continued
Northern California Energy
Authority Commodity
Supply, Series 2024,
Revenue, Refunding,
Mandatory Put,
5.00%, 12/1/2054
(a)(b)
$ 100,000 $ 105,902
Sacramento City Unified
School District Election of
2020, Series 2025C, G.O.
Unlimited, AG Insured,
5.00%, 8/1/2054 40,000 40,977
San Diego County Regional
Airport Authority Series
2021A, Revenue,
5.00%, 7/1/2056 80,000 83,275
San Diego County Regional
Transportation
Commission Series
2023A, Revenue,
Refunding,
5.00%, 4/1/2035 30,000 34,367
San Diego Public Facilities
Financing Authority Water,
Series 2025A, Revenue,
Refunding,
5.00%, 10/15/2045 20,000 22,114
5.25%, 10/15/2055 10,000 10,828
San Francisco City & County
Airport Commission San
Francisco International
Airport, Series 2023B,
Revenue, Refunding,
5.00%, 5/1/2043 45,000 49,537
San Francisco City & County
Airport Commission San
Francisco International
Airport, Series 2024B,
Revenue, Refunding,
5.00%, 5/1/2044 30,000 33,193
San Francisco City & County
Redevelopment Agency
Successor Agency
Community Facilities
District No. 6, Series
2023, Special Tax,
Refunding, AG Insured,
5.25%, 8/1/2043 15,000 16,725
San Jose Redevelopment
Agency Successor
Agency Series 2017A, Tax
Allocation, Refunding,
5.00%, 8/1/2035 75,000 76,640
San Marcos Unified School
District Election of 2024,
Series A, G.O. Unlimited,
5.25%, 8/1/2050 30,000 32,675
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
California - 9.2% continued
Southern California Public
Power Authority Southern
Transmission System
Renewal Project, Series
2023-1, Revenue,
5.00%, 7/1/2034 $ 20,000 $ 22,298
Southern California Public
Power Authority Southern
Transmission System
Renewal Project, Series
2024-1, Revenue,
5.00%, 7/1/2042 115,000 125,047
Southern California Public
Power Authority Southern
Transmission System
Renewal Project, Series
2026-1, Revenue,
5.25%, 7/1/2053 100,000 106,806
State of California Series
2020, G.O. Unlimited,
Refunding,
5.00%, 11/1/2029 20,000 21,631
University of California Series
2022BK, Revenue,
5.00%, 5/15/2052 280,000 294,525
University of California
Series 2023BM, Revenue,
Refunding,
5.00%, 5/15/2037 10,000 11,172
University of California Series
2024BV, Revenue,
5.00%, 5/15/2045 15,000 16,367
University of California Series
2025CB, Revenue,
5.00%, 5/15/2037 10,000 11,470
University of California Series
2025CD, Revenue,
5.00%, 5/15/2036 50,000 58,682
West Contra Costa Unified
School District Election of
2020, Series 2024B, G.O.
Unlimited, BAM Insured,
5.00%, 8/1/2049 50,000 53,174
5,549,422
Colorado - 2 .4%
Adams & Arapahoe Counties
Joint School District 28J
Aurora, Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.50%, 12/1/2042 10,000 11,604
Adams 12 Five Star Schools
Series 2025, G.O.
Unlimited, State Aid
Withholding,
5.25%, 12/15/2042 15,000 17,031
5.25%, 12/15/2044 30,000 33,564

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Colorado - 2.4% continued
Adams 12 Five Star Schools
Series B, G.O. Unlimited,
Pre-Refunded, State Aid
Withholding,
5.00%, 12/15/2035
(d)
$ 15,000 $ 15,167
Arapahoe County School
District No. 5 Cherry
Creek, Series 2024, G.O.
Unlimited, State Aid
Withholding,
5.25%, 12/15/2043 40,000 45,059
Arapahoe County School
District No. 5 Cherry
Creek, Series 2025, G.O.
Unlimited, Refunding,
State Aid Withholding,
5.00%, 12/15/2029 5,000 5,407
Arapahoe County School
District No. 5 Cherry
Creek, Series 2026, G.O.
Unlimited, State Aid
Withholding,
5.25%, 12/15/2046 10,000 11,193
City & County of Denver
Elevate Denver, Series
2020B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 10,000 10,959
City & County of Denver
Airport System, Series
2023A, Revenue,
Refunding,
5.00%, 11/15/2041 65,000 71,058
City of Colorado Springs
Utilities System, Series
2025A, Revenue,
5.25%, 11/15/2050 70,000 76,126
County of Pueblo Jail Project,
Series 2022A, Certificate
of Participation,
4.63%, 7/1/2052 50,000 49,961
Denver City & County School
District No. 1 Series
2022A, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/1/2041 15,000 16,286
5.00%, 12/1/2045 20,000 21,309
Denver Convention
Center Hotel Authority
Series 2016, Revenue,
Refunding,
5.00%, 12/1/2040 105,000 105,189
E-470 Public Highway
Authority Series 2020A,
Revenue, Refunding,
5.00%, 9/1/2036 15,000 16,035
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Colorado - 2.4% continued
Eagle County School District
No. Re50J Series 2024,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2038 $ 20,000 $ 22,257
5.00%, 12/1/2042 10,000 10,977
Larimer County School
District No. R-1 Poudre,
Series 2018, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2031 85,000 89,860
Larimer Weld & Boulder
County School District
R-2J Thompson, Series
2019, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2033 35,000 36,724
Mesa County Valley School
District No. 51 Grand
Junction, Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.25%, 12/1/2042 10,000 11,311
Park Creek Metropolitan
District Property Tax,
Series 2025, Tax
Allocation, Refunding, AG
Insured,
5.00%, 12/1/2041 10,000 10,752
Platte River Power Authority
Series LL, Revenue,
5.00%, 6/1/2056 100,000 104,970
Public Authority for Colorado
Energy Natural Gas
Purchase, Series 2008,
Revenue,
6.50%, 11/15/2038 85,000 102,384
Pueblo School District No.
60 Series 2020, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2029 10,000 10,790
Regional Transportation
District Fastracks Project,
Series 2013A, Revenue,
Refunding,
4.25%, 11/1/2036 10,000 11,018
State of Colorado Series
2020A, Certificate of
Participation,
5.00%, 12/15/2033 35,000 37,957
State of Colorado Series
2021A, Certificate of
Participation,
5.00%, 12/15/2032 50,000 55,296
5.00%, 12/15/2033 30,000 33,059

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Colorado - 2.4% continued
State of Colorado Series
2022, Certificate of
Participation,
6.00%, 12/15/2033 $ 15,000 $ 17,820
6.00%, 12/15/2040 40,000 46,207
6.00%, 12/15/2038 25,000 29,052
6.00%, 12/15/2041 25,000 28,768
State of Colorado Series
2024A, Certificate of
Participation,
5.00%, 11/1/2043 45,000 49,418
Weld County School District
No. 6 Greeley, Series
2020, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/1/2037 80,000 84,970
Weld County School District
No. Re-4 Series 2023,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2036 70,000 77,686
5.00%, 12/1/2042 15,000 16,272
1,393,496
Connecticut - 0 .3%
State of Connecticut Series
2024A, G.O. Unlimited,
5.00%, 1/15/2035 15,000 17,030
State of Connecticut Series
2025A, G.O. Unlimited,
5.00%, 3/15/2032 35,000 39,106
State of Connecticut
Transportation
Infrastructure, Series
2024A2, Special Tax,
5.00%, 7/1/2033 10,000 11,358
5.00%, 7/1/2032 40,000 44,897
5.00%, 7/1/2038 25,000 28,182
State of Connecticut
Transportation
Infrastructure, Series
2025A, Special Tax,
Refunding,
5.00%, 7/1/2032 15,000 16,836
157,409
Delaware - 1 .1%
Delaware Transportation
Authority Transportation
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2027 30,000 30,060
Delaware Transportation
Authority Transportation
System, Series 2020,
Revenue, Refunding,
5.00%, 7/1/2027 85,000 87,231
5.00%, 9/1/2027 65,000 66,953
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Delaware - 1.1% continued
State of Delaware Series
2018A, G.O. Unlimited,
5.00%, 2/1/2028 $ 70,000 $ 72,870
5.00%, 2/1/2032 60,000 62,205
State of Delaware Series
2019, G.O. Unlimited,
5.00%, 2/1/2028 10,000 10,410
State of Delaware Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2027 20,000 20,650
State of Delaware Series
2020A, G.O. Unlimited,
5.00%, 1/1/2027 10,000 10,124
State of Delaware Series
2021, G.O. Unlimited,
Refunding,
5.00%, 2/1/2030 20,000 21,694
5.00%, 2/1/2029 10,000 10,635
State of Delaware Series
2022, G.O. Unlimited,
Refunding,
5.00%, 3/1/2028 20,000 20,862
5.00%, 3/1/2033 60,000 67,224
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2028 45,000 47,127
5.00%, 5/1/2035 40,000 45,296
State of Delaware Series
2024A, G.O. Unlimited,
5.00%, 5/1/2028 10,000 10,473
5.00%, 5/1/2039 15,000 16,846
5.00%, 5/1/2040 10,000 11,181
State of Delaware Series
2024B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2034 15,000 17,361
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2037 15,000 17,222
University of Delaware Series
2025A, Revenue,
5.00%, 11/1/2034 15,000 17,313
663,737
District of Columbia - 2 .1%
District of Columbia Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2028 20,000 20,977
5.00%, 6/1/2029 45,000 47,118
District of Columbia Series
2019A, G.O. Unlimited,
5.00%, 10/15/2026 55,000 55,378
5.00%, 10/15/2029 15,000 16,006
District of Columbia Series
2021D, G.O. Unlimited,
5.00%, 2/1/2038 65,000 69,832
5.00%, 2/1/2046 45,000 47,100

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
District of Columbia - 2.1% continued
District of Columbia Series
2021E, G.O. Unlimited,
Refunding,
5.00%, 2/1/2028 $ 10,000 $ 10,406
District of Columbia Series
2023A, G.O. Unlimited,
5.00%, 1/1/2042 20,000 21,716
District of Columbia Series
2024A, G.O. Unlimited,
5.00%, 8/1/2028 10,000 10,514
5.00%, 8/1/2027 10,000 10,280
5.00%, 8/1/2036 65,000 73,717
5.00%, 8/1/2045 15,000 16,253
District of Columbia Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 20,000 20,202
District of Columbia Series
2026B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 15,000 16,031
5.00%, 6/1/2036 15,000 17,424
District of Columbia Series D,
G.O. Unlimited, Refunding,
5.00%, 6/1/2027 15,000 15,151
District of Columbia Income
Tax, Series 2019A,
Revenue,
5.00%, 3/1/2027 35,000 35,583
5.00%, 3/1/2036 70,000 74,080
District of Columbia Income
Tax, Series 2019C,
Revenue, Refunding,
5.00%, 10/1/2026 10,000 10,059
District of Columbia
Federal Highway Grant
Anticipation Note, Series
2020, Revenue,
5.00%, 12/1/2031 120,000 128,659
District of Columbia Income
Tax, Series 2020C,
Revenue,
5.00%, 5/1/2032 25,000 27,001
5.00%, 5/1/2027 15,000 15,318
5.00%, 5/1/2035 45,000 48,246
District of Columbia Income
Tax, Series 2022A,
Revenue,
5.00%, 7/1/2033 15,000 16,771
District of Columbia Income
Tax, Series 2022C,
Revenue, Refunding,
5.00%, 12/1/2029 40,000 43,166
5.00%, 12/1/2033 25,000 28,089
District of Columbia Water
& Sewer Authority Public
Utility, Series 2022C1,
Revenue,
5.00%, 10/1/2033 10,000 11,113
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
District of Columbia - 2.1% continued
District of Columbia Water
& Sewer Authority Public
Utility, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2039 $ 15,000 $ 16,772
District of Columbia Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2045 20,000 21,817
District of Columbia Water
& Sewer Authority Public
Utility, Series 2026B,
Revenue, Refunding,
5.00%, 10/1/2036 10,000 11,564
Metropolitan Washington
Airports Authority Dulles
Metrorail & Capital
Improvement Projects,
Series 2019B, Revenue,
Refunding,
5.00%, 10/1/2026 5,000 5,028
5.00%, 10/1/2034 20,000 20,958
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2027 45,000 46,127
5.00%, 7/1/2034 15,000 15,278
5.00%, 7/1/2037 30,000 30,504
Washington Metropolitan
Area Transit Authority
Series 2018, Revenue,
5.00%, 7/1/2034 105,000 106,949
Washington Metropolitan
Area Transit Authority
Series 2020A, Revenue,
5.00%, 7/15/2034 25,000 26,797
5.00%, 7/15/2036 25,000 26,676
Washington Metropolitan
Area Transit Authority
Series 2021A, Revenue,
4.00%, 7/15/2034 55,000 56,631
Washington Metropolitan
Area Transit Authority
Series A1, Revenue,
Refunding,
5.00%, 7/1/2027 15,000 15,376
1,306,667
Florida - 4 .5%
Central Florida Expressway
Authority Series 2018,
Revenue,
5.00%, 7/1/2048 45,000 45,899
Central Florida Expressway
Authority Series 2024A,
Revenue, AG Insured,
5.00%, 7/1/2049 85,000 89,850

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Florida - 4.5% continued
Central Florida Expressway
Authority Series 2025A,
Revenue,
5.00%, 7/1/2032 $ 10,000 $ 11,213
5.00%, 7/1/2039 65,000 72,842
City of Gainesville Utilities
System, Series 2017A,
Revenue,
5.00%, 10/1/2033 10,000 10,260
5.00%, 10/1/2034 25,000 25,622
5.00%, 10/1/2026 10,000 10,056
City of Jacksonville Series
2022A, Revenue,
Refunding,
5.00%, 10/1/2028 60,000 63,075
City of Jacksonville Series
2025, Revenue,
5.00%, 10/1/2045 10,000 10,792
City of Orlando Camping
World Stadium, Series
2025, Revenue, AG
Insured,
5.50%, 11/1/2050 75,000 80,267
City of Tallahassee Energy
System, Series 2024,
Revenue, Refunding,
5.00%, 10/1/2033 20,000 22,835
County of Broward
Convention Center
Expansion Project, Series
2021, Revenue,
5.00%, 9/1/2029 15,000 16,062
County of Broward Water &
Sewer Utility, Series 2025,
Revenue, Refunding,
5.00%, 10/1/2032 60,000 67,680
County of Miami-Dade Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2036 50,000 50,330
County of Miami-Dade Water
& Sewer System, Series
2025A, Revenue,
4.50%, 10/1/2051 100,000 99,818
5.00%, 10/1/2055 100,000 104,386
County of Miami-Dade
Aviation, Series A,
Revenue, Refunding,
5.00%, 10/1/2041 100,000 100,550
Duval County Public Schools
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2030 15,000 16,252
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Florida - 4.5% continued
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2016A, Revenue,
Refunding,
5.00%, 10/1/2030 $ 30,000 $ 30,170
Florida State Board of
Governors University
Athletics Association, Inc.,
Series 2024A, Revenue,
BAM Insured,
5.00%, 10/1/2042 20,000 21,860
Hillsborough County
Aviation Authority Tampa
International Airport,
Series 2022B, Revenue,
5.00%, 10/1/2047 100,000 104,431
JEA Electric System Series
2020A3, Revenue,
Refunding,
5.00%, 10/1/2034 110,000 117,800
Lee County School
Board (The) Series
2023A, Certificate of
Participation,
5.00%, 8/1/2043 15,000 16,226
Lee County School
Board (The) Series
2025A, Certificate of
Participation,
5.00%, 8/1/2043 10,000 10,939
Manatee County School
District Florida Master
Lease Program, Series
2025A, Certificate of
Participation, AG Insured,
5.00%, 7/1/2045 15,000 16,268
Marion County School Board
Series 2024, Certificate of
Participation, AG Insured,
5.00%, 6/1/2034 10,000 11,277
Miami-Dade County
Educational Facilities
Authority University of
Miami, Series 2024A,
Revenue, Refunding,
5.25%, 4/1/2048 50,000 53,163
Orange County Convention
Center Series 2017,
Revenue, Refunding,
5.00%, 10/1/2028 30,000 31,605
Orlando Utilities Commission
Utility System, Series
2018A, Revenue,
5.00%, 10/1/2035 10,000 10,249
Orlando Utilities Commission
Utility System, Series
2025A, Revenue,
5.00%, 10/1/2046 20,000 21,424

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Florida - 4.5% continued
Palm Beach County
School District Series
2017A, Certificate of
Participation, Refunding,
5.00%, 8/1/2027 $ 10,000 $ 10,266
Palm Beach County
School District Series
2018B, Certificate of
Participation, Refunding,
5.00%, 8/1/2028 25,000 26,218
Palm Beach County
School District Series
2020A, Certificate of
Participation,
5.00%, 8/1/2033 80,000 85,974
5.00%, 8/1/2034 85,000 91,197
Palm Beach County
School District Series
2021A, Certificate of
Participation,
5.00%, 8/1/2036 60,000 65,088
Palm Beach County
School District Series
2022B, Certificate of
Participation,
5.25%, 8/1/2036 25,000 27,901
Peace River Manasota
Regional Water Supply
Authority Series 2025A,
Revenue,
5.25%, 10/1/2041 15,000 16,940
Polk County School District
Sales Tax, Series 2019,
Revenue,
5.00%, 10/1/2032 40,000 42,524
School Board of Miami-Dade
County (The) Series 2026,
G.O. Unlimited,
5.00%, 3/15/2041 80,000 89,916
School District of
Broward County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2032 60,000 64,470
State of Florida Department
of Transportation, Series
2017A, G.O. Unlimited,
3.13%, 7/1/2035 55,000 54,026
State of Florida Public
Education Capital Outlay,
Series 2017C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 20,000 20,444
State of Florida Public
Education Capital Outlay,
Series 2020A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 45,000 47,195
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Florida - 4.5% continued
State of Florida Public
Education Capital Outlay,
Series 2021A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2030 $ 15,000 $ 16,387
State of Florida Right of
Way Acquisition & Bridge
Construction, Series
2021B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2027 20,000 20,515
State of Florida Public
Education Capital Outlay,
Series 2022A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2031 55,000 61,082
5.00%, 6/1/2028 15,000 15,732
State of Florida Public
Education Capital Outlay,
Series 2022C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 45,000 46,056
State of Florida Public
Education Capital Outlay,
Series 2024B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2029 20,000 21,410
State of Florida Department
of Transportation
Financing Corp., Series
2018, Revenue,
5.00%, 7/1/2032 45,000 46,958
State of Florida Department
of Transportation Turnpike
System, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2028 25,000 26,236
5.00%, 7/1/2031 100,000 104,598
5.00%, 7/1/2032 45,000 46,994
State of Florida Department
of Transportation Federal
Highway Reimbursement,
Series 2021A, Revenue,
5.00%, 7/1/2027 50,000 51,233
State of Florida Department
of Transportation Turnpike
System, Series 2025D,
Revenue,
4.25%, 7/1/2055 150,000 145,940
State of Florida Department
of Transportation Turnpike
System, Series 2925B,
Revenue,
5.00%, 7/1/2055 75,000 78,279

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Florida - 4.5% continued
Town of Davie Nova
Southeastern University
Project, Series 2018,
Revenue, Refunding,
5.00%, 4/1/2048 $ 50,000 $ 50,441
2,717,221
Georgia - 3 .0%
City of Atlanta Public
Improvement, Series
2022A1, G.O. Unlimited,
ETM,
5.00%, 12/1/2028
(d)
65,000 68,668
City of Atlanta Water &
Wastewater, Series
2017A, Revenue,
Pre-Refunded,
5.00%, 11/1/2035
(d)
10,000 10,322
City of Atlanta Water &
Wastewater, Series
2018C, Revenue,
Refunding,
5.00%, 11/1/2026 30,000 30,243
City of Columbus Series
2022, G.O. Unlimited,
5.00%, 1/1/2029 15,000 15,929
City of Columbus Water &
Sewerage, Series 2026,
Revenue, Refunding,
5.00%, 5/1/2056 100,000 105,238
Cobb-Marietta Coliseum
& Exhibit Hall Authority
Cobb Galleria Center
Project, Series 2025,
Revenue,
5.50%, 10/1/2050 115,000 125,955
County of DeKalb Series
2016, G.O. Unlimited,
Refunding,
5.00%, 12/1/2027 15,000 15,155
County of DeKalb Water &
Sewerage, Series 2022,
Revenue, Refunding,
5.00%, 10/1/2030 15,000 16,448
5.00%, 10/1/2026 20,000 20,119
5.00%, 10/1/2029 30,000 32,290
County of DeKalb Water &
Sewerage, Series 2025A,
Revenue,
5.00%, 10/1/2044 10,000 10,995
5.00%, 10/1/2045 45,000 49,061
County of Fulton Water &
Sewerage, Series 2025,
Revenue, Refunding,
5.00%, 1/1/2033 65,000 73,767
Douglas County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 4/1/2029 20,000 21,329
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Georgia - 3.0% continued
5.00%, 4/1/2034 $ 25,000 $ 28,728
Forsyth County School
District Series 2020, G.O.
Unlimited,
5.00%, 2/1/2034 30,000 32,278
Georgia Ports Authority
Series 2021, Revenue,
5.00%, 7/1/2033 70,000 77,085
5.00%, 7/1/2032 20,000 22,089
Main Street Energy, Inc.
Series 2026C, Revenue,
5.00%, 9/1/2036 50,000 52,527
Main Street Natural Gas, Inc.
Series 2019A, Revenue,
5.00%, 5/15/2049 120,000 124,668
Main Street Natural Gas, Inc.
Gas Supply, Series 2022B,
Revenue, Mandatory Put,
5.00%, 12/1/2052
(a)(b)
25,000 26,084
Main Street Natural Gas, Inc.
Gas Supply, Series 2023A,
Revenue, Mandatory Put,
5.00%, 6/1/2053
(a)(b)
15,000 15,782
Main Street Natural Gas, Inc.
Gas Supply, Series 2023B,
Revenue, Mandatory Put,
5.00%, 7/1/2053
(a)(b)
10,000 10,552
Main Street Natural Gas, Inc.
Gas Supply, Series 2023E,
Revenue, Mandatory Put,
5.00%, 12/1/2053
(a)(b)
60,000 64,039
Main Street Natural Gas, Inc.
Gas Supply, Series 2024C,
Revenue, Mandatory Put,
5.00%, 12/1/2054
(a)(b)
130,000 137,609
Main Street Natural Gas, Inc.
Gas Supply, Series 2024D,
Revenue, Mandatory Put,
5.00%, 4/1/2054
(a)(b)
105,000 112,147
Main Street Natural Gas, Inc.
Gas Supply, Series 2024E,
Revenue, Mandatory Put,
5.00%, 5/1/2055
(a)(b)
10,000 10,666
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2017C,
Revenue, Refunding,
3.25%, 7/1/2039 175,000 163,424
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2023B,
Revenue,
5.00%, 7/1/2030 20,000 21,859
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2024B,
Revenue,
5.00%, 7/1/2030 25,000 27,323

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Georgia - 3.0% continued
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2025A,
Revenue,
5.25%, 7/1/2050 $ 100,000 $ 108,128
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2025B,
Revenue, Refunding,
5.00%, 7/1/2032 50,000 56,330
Private Colleges &
Universities Authority
Emory University, Series
2019A, Revenue,
Refunding,
5.00%, 9/1/2031 20,000 21,363
State of Georgia Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 15,000 15,000
State of Georgia Series
2016E, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 45,000 45,477
State of Georgia Series
2016F, G.O. Unlimited,
Refunding,
5.00%, 7/1/2028 20,000 20,270
State of Georgia Series
2017A, G.O. Unlimited,
5.00%, 2/1/2028 15,000 15,226
State of Georgia Series
2018A, G.O. Unlimited,
5.00%, 7/1/2028 10,000 10,533
1,814,706
Hawaii - 0 .3%
City & County of Honolulu
Rail Transit Project,
Series 2021E, G.O.
Unlimited,
5.00%, 3/1/2027 85,000 86,437
City & County of Honolulu
Wastewater System,
Series 2022A, Revenue,
5.00%, 7/1/2042 25,000 27,004
State of Hawaii Series FG,
G.O. Unlimited,
5.00%, 10/1/2026 55,000 55,324
168,765
Idaho - 0 .8%
Idaho Housing & Finance
Association Federal
Highway Trust Fund,
Series 2019A, Revenue,
Refunding,
5.00%, 7/15/2033 50,000 52,979
5.00%, 7/15/2036 75,000 79,005
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Idaho - 0.8% continued
Idaho Housing & Finance
Association Series 2023A,
Revenue,
5.00%, 8/15/2033 $ 95,000 $ 108,395
5.00%, 8/15/2039 10,000 11,086
5.00%, 8/15/2041 10,000 11,005
5.00%, 8/15/2042 35,000 38,319
Idaho Housing & Finance
Association Series 2025A,
Revenue,
5.00%, 8/15/2044 10,000 11,016
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2024A,
Revenue,
5.00%, 6/1/2029 20,000 21,412
5.00%, 6/1/2033 45,000 51,163
Idaho State Building
Authority School
Modernization Facilities,
Series 2025A, Revenue,
5.00%, 6/1/2034 35,000 40,214
5.00%, 6/1/2030 50,000 54,528
479,122
Illinois - 5 .9%
Chicago Board of Education
Dedicated Capital
Improvement Tax, Series
2023, Revenue,
5.25%, 4/1/2033 130,000 142,796
Chicago Midway
International Airport
Series 2025B, Revenue,
Refunding,
5.00%, 1/1/2043 70,000 75,805
5.00%, 1/1/2044 55,000 59,143
Chicago O'Hare International
Airport Series 2017B,
Revenue, Refunding,
5.00%, 1/1/2036 100,000 100,992
Chicago O'Hare International
Airport Series 2020B,
Revenue, Refunding,
5.00%, 1/1/2030 15,000 16,136
5.00%, 1/1/2031 15,000 16,093
Chicago O'Hare International
Airport Series 2022D,
Revenue, Refunding,
5.00%, 1/1/2041 70,000 74,595
Chicago O'Hare International
Airport Series 2024B,
Revenue,
5.00%, 1/1/2048 15,000 15,648
5.25%, 1/1/2053 125,000 130,982
Chicago O'Hare International
Airport Series 2026A,
Revenue,
5.25%, 1/1/2056 100,000 105,680

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Illinois - 5.9% continued
Chicago O'Hare International
Airport Series B, Revenue,
Refunding,
5.00%, 1/1/2034 $ 20,000 $ 20,214
Chicago O'Hare International
Airport Series E, Revenue,
5.25%, 1/1/2028 10,000 10,132
Chicago O'Hare International
Airport Series F, Revenue,
BAM Insured,
4.25%, 1/1/2042 85,000 85,097
Chicago Transit Authority
Series 2024A, Revenue,
Refunding,
5.00%, 12/1/2041 20,000 21,812
5.00%, 12/1/2044 60,000 64,678
Chicago Transit Authority
Series 2026A, Revenue,
Refunding,
5.50%, 12/1/2059 100,000 106,668
City of Chicago Series 2024A,
G.O. Unlimited,
5.00%, 1/1/2041 75,000 75,876
City of Chicago Series 2024B,
G.O. Unlimited, Refunding,
5.00%, 1/1/2033 30,000 31,379
City of Chicago Waterworks,
Series 2004, Revenue,
Refunding,
5.00%, 11/1/2026 20,000 20,136
City of Chicago Wastewater
Transmission, Series
2023B, Revenue,
Refunding, AG Insured,
5.00%, 1/1/2034 10,000 11,000
5.00%, 1/1/2035 50,000 54,829
5.00%, 11/1/2038 10,000 10,761
City of Chicago Waterworks,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2041 60,000 65,095
Cook Kane Lake & McHenry
Counties Community
College District No. 512
William Rainey Harper
College, Series 2017B,
G.O. Unlimited, Refunding,
5.00%, 12/1/2028 10,000 10,543
Cook Kane Lake & McHenry
Counties Community
College District No. 512
William Rainey Harper
College, Series 2020,
G.O. Unlimited,
4.00%, 12/15/2031 30,000 30,772
County of Cook Series
2022A, G.O. Unlimited,
Refunding,
5.00%, 11/15/2033 20,000 22,120
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Illinois - 5.9% continued
County of Cook Series
2022A, Revenue,
Refunding,
5.00%, 11/15/2042 $ 55,000 $ 58,632
County of Cook Series 2024,
Revenue, Refunding,
5.00%, 11/15/2043 100,000 106,144
DuPage County School
District No. 58 Downers
Grove, Series 2022, G.O.
Unlimited,
5.00%, 12/15/2037 10,000 10,999
5.25%, 12/15/2039 80,000 88,506
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2017, Revenue,
5.00%, 7/1/2028 30,000 30,367
5.00%, 1/1/2029 30,000 30,361
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2019, Revenue,
5.00%, 1/1/2027 10,000 10,128
5.00%, 7/1/2030 45,000 47,936
5.00%, 7/1/2034 10,000 10,564
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2020, Revenue,
5.00%, 1/1/2027 15,000 15,192
5.00%, 7/1/2028 35,000 36,731
5.00%, 7/1/2031 10,000 10,917
Illinois Finance Authority
University of Chicago
(The), Series 2020A,
Revenue,
4.00%, 4/1/2050 70,000 64,794
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2025A, Revenue,
5.00%, 7/1/2036 90,000 103,253
5.00%, 1/1/2034 65,000 74,131
5.00%, 7/1/2045 15,000 16,363
Illinois Finance Authority
Rosalind Franklin
University of Medicine
and Science, Series A,
Revenue, Refunding,
5.00%, 8/1/2042 55,000 55,068
Illinois State Toll Highway
Authority Series 2015B,
Revenue,
5.00%, 1/1/2040 45,000 45,052
Illinois State Toll Highway
Authority Series 2017A,
Revenue,
5.00%, 1/1/2042 25,000 25,524

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Illinois - 5.9% continued
Illinois State Toll Highway
Authority Series 2019B,
Revenue, Refunding,
5.00%, 1/1/2031 $ 30,000 $ 32,282
Illinois State Toll Highway
Authority Series 2020A,
Revenue,
5.00%, 1/1/2039 20,000 21,410
5.00%, 1/1/2045 45,000 47,206
Illinois State Toll Highway
Authority Series 2021A,
Revenue,
5.00%, 1/1/2043 85,000 90,763
Illinois State Toll Highway
Authority Series 2023A,
Revenue,
5.00%, 1/1/2044 75,000 80,942
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021C, G.O. Limited,
Refunding,
5.00%, 12/1/2029 15,000 16,157
Metropolitan Water
Reclamation District of
Greater Chicago Series A,
G.O. Unlimited, Refunding,
5.00%, 12/1/2029 20,000 20,189
5.00%, 12/1/2030 20,000 20,185
Sales Tax Securitization
Corp. Series 2017A,
Revenue, Refunding,
5.00%, 1/1/2027 60,000 60,646
Sales Tax Securitization
Corp. Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2027 35,000 35,377
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2037 35,000 38,836
Sangamon County School
District No. 186
Springfield, Series
2026D, G.O. Limited, BAM
Insured,
5.50%, 6/1/2066 100,000 106,131
State of Illinois Series 2006,
G.O. Unlimited,
5.50%, 1/1/2030 10,000 10,877
State of Illinois Series 2017A,
G.O. Unlimited,
4.25%, 12/1/2040 55,000 54,505
5.00%, 12/1/2032 55,000 56,496
State of Illinois Series 2018A,
G.O. Unlimited, Refunding,
5.00%, 10/1/2032 50,000 52,040
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Illinois - 5.9% continued
State of Illinois Series 2020B,
G.O. Unlimited,
5.00%, 10/1/2026 $ 105,000 $ 105,586
5.00%, 10/1/2030 20,000 21,595
5.00%, 10/1/2031 15,000 16,126
State of Illinois Series 2021A,
G.O. Unlimited,
5.00%, 3/1/2037 60,000 63,494
State of Illinois Series 2023B,
G.O. Unlimited,
5.00%, 5/1/2036 75,000 80,690
5.00%, 5/1/2037 70,000 74,930
State of Illinois Series 2024,
G.O. Unlimited, Refunding,
5.00%, 2/1/2034 60,000 66,658
State of Illinois Series 2024B,
G.O. Unlimited,
5.00%, 5/1/2027 75,000 76,398
5.00%, 5/1/2039 10,000 10,808
State of Illinois Series 2025D,
G.O. Unlimited,
5.00%, 9/1/2039 35,000 37,876
State of Illinois Sales Tax,
Series 2021C, Revenue,
Refunding,
5.00%, 6/15/2032 10,000 10,836
State of Illinois Sales Tax,
Series 2024A, Revenue,
5.00%, 6/15/2033 65,000 72,032
State of Illinois Sales Tax,
Series 2024B, Revenue,
5.00%, 6/15/2038 35,000 38,223
State of Illinois Sales Tax,
Series 2025B, Revenue,
5.00%, 6/15/2039 25,000 27,408
3,666,346
Indiana - 1 .3%
Allen County Building Corp.
Lease Rent, Series
2024, Revenue, State Aid
Intercept,
5.00%, 7/15/2041 70,000 76,010
City of Indianapolis Water
System, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2028 65,000 65,358
Indiana Finance Authority
Highway, Series 2016C,
Revenue, Refunding,
5.00%, 6/1/2027 85,000 85,871
Indiana Finance Authority
CWA Authority Project,
Series 2021-1, Revenue,
Refunding,
5.00%, 10/1/2028 45,000 47,398
5.00%, 10/1/2033 75,000 82,674

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Indiana - 1.3% continued
Indianapolis Local Public
Improvement Bond Bank
Courthouse & Jail Project,
Series 2019A, Revenue,
5.00%, 2/1/2033 $ 150,000 $ 157,850
IPS Multi-School Building
Corp. First Mortgage,
Series 2023, Revenue,
State Aid Intercept,
5.25%, 7/15/2041 25,000 26,819
Merrillville Multi School
Building Corp. First
Mortgage, Series 2022,
Revenue, State Aid
Intercept,
5.00%, 7/15/2037 40,000 43,492
5.00%, 7/15/2039 40,000 43,077
Westfield-Washington Multi-
School Building Corp. First
Mortgage, Series 2024A,
Revenue, BAM Insured,
5.00%, 7/15/2036 65,000 72,725
5.25%, 7/15/2043 95,000 104,202
805,476
Iowa - 0 .8%
Iowa Finance Authority
State Revolving Fund,
Series 2017, Revenue,
Refunding,
5.00%, 8/1/2028 20,000 20,545
Iowa Finance Authority State
Revolving Fund, Series
2020A, Revenue,
5.00%, 8/1/2035 15,000 16,173
Iowa Finance Authority State
Revolving Fund, Series
2021A, Revenue,
5.00%, 8/1/2036 40,000 43,663
Iowa Finance Authority
State Revolving Fund,
Series 2022A, Revenue,
Refunding,
5.00%, 8/1/2039 30,000 32,775
Iowa Finance Authority
State Revolving Fund,
Series 2023A, Revenue,
Refunding,
5.00%, 8/1/2031 30,000 33,373
Iowa Finance Authority State
Revolving Fund, Series
2024A, Revenue,
5.00%, 8/1/2034 35,000 40,225
Iowa Finance Authority
State Revolving Fund,
Series 2025C, Revenue,
Refunding,
5.00%, 8/1/2043 10,000 11,067
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Iowa - 0.8% continued
Iowa Finance Authority
Midwestern Disaster Area
Iowa Fertilizer Co. Project,
Series 2022, Revenue,
Pre-Refunded, Mandatory
Put,
5.00%, 12/1/2050
(a)(d)
$ 80,000 $ 90,422
PEFA, Inc. Gas Project,
Series 2026A, Revenue,
5.00%, 4/1/2035 100,000 106,617
State of Iowa Ijobs Program,
Series 2019A, Revenue,
Refunding,
5.00%, 6/1/2031 10,000 10,620
5.00%, 6/1/2032 55,000 58,216
463,696
Kansas - 1 .2%
County of Johnson Internal
Improvement, Series
2018A, G.O. Unlimited,
5.00%, 9/1/2026 25,000 25,097
Johnson County Unified
School District No. 233
Olathe, Series 2022A,
G.O. Unlimited, Refunding,
5.00%, 9/1/2033 80,000 87,642
5.00%, 9/1/2032 70,000 76,753
Kansas Development
Finance Authority Kansas
Department of Health
& Environment, Series
2023SRF, Revenue,
5.00%, 5/1/2034 75,000 84,904
5.00%, 5/1/2039 10,000 11,045
Kansas Development
Finance Authority Kansas
Department of Health
& Environment, Series
2024SRF, Revenue,
5.00%, 5/1/2035 60,000 68,621
Riley County Unified
School District No. 383
Manhattan-Ogden, Series
2018A, G.O. Unlimited,
Pre-Refunded,
5.00%, 9/1/2038
(d)
10,000 10,282
State of Kansas Department
of Transportation, Series
2017A, Revenue,
5.00%, 9/1/2027 10,000 10,298
State of Kansas Department
of Transportation, Series
2018A, Revenue,
5.00%, 9/1/2029 35,000 35,987
5.00%, 9/1/2031 60,000 61,586
5.00%, 9/1/2033 10,000 10,244
5.00%, 9/1/2028 50,000 51,466

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Kansas - 1.2% continued
State of Kansas Series
2024A, Revenue,
5.00%, 9/1/2042 $ 20,000 $ 22,129
State of Kansas Department
of Transportation,
Series 2024A, Revenue,
Refunding,
5.00%, 9/1/2043 10,000 11,020
State of Kansas Series
2025A, Revenue,
5.00%, 9/1/2031 20,000 22,197
State of Kansas Department
of Transportation,
Series 2025A, Revenue,
Refunding,
5.00%, 9/1/2039 50,000 56,621
Wyandotte County Unified
School District No. 500
Kansas City, Series
A, G.O. Unlimited,
Pre-Refunded,
5.25%, 9/1/2042
(d)
60,000 60,261
706,153
Kentucky - 1 .3%
Kentucky Public Energy
Authority Gas Supply,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2055
(a)(b)
100,000 105,001
Kentucky Public Energy
Authority Gas Supply,
Series 2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 1/1/2055
(a)(b)
130,000 137,440
Kentucky State Property &
Building Commission
Project No. 115, Revenue,
5.00%, 5/1/2029 35,000 36,494
5.00%, 4/1/2028 65,000 66,184
5.00%, 4/1/2030 35,000 35,593
Kentucky State Property &
Building Commission
Project No. 130, Series
2024A, Revenue,
5.00%, 11/1/2034 15,000 17,143
Kentucky State Property &
Building Commission
Project No. 132, Series A,
Revenue,
5.00%, 4/1/2034 25,000 28,448
5.00%, 4/1/2033 75,000 84,348
5.00%, 10/1/2029 10,000 10,750
5.00%, 9/1/2038 10,000 11,298
5.00%, 10/1/2043 60,000 65,678
5.25%, 6/1/2038 15,000 16,589
5.50%, 11/1/2042 10,000 11,265
5.50%, 11/1/2043 30,000 33,656
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Kentucky - 1.3% continued
Kentucky State Property &
Building Commission
Project No. 112, Series
B, Revenue, Refunding,
State Appropriation,
5.00%, 11/1/2028 $ 50,000 $ 50,428
Kentucky Turnpike Authority
Revitalization Projects,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2032 25,000 27,500
Louisville & Jefferson County
Metropolitan Sewer
District Sewer & Drainage
System, Series 2023C,
Revenue, Refunding,
5.00%, 5/15/2034 10,000 11,334
5.00%, 5/15/2040 10,000 10,967
Louisville Water Co. Series
2025, Revenue,
5.00%, 11/15/2039 15,000 16,832
Scott County School District
Finance Corp. Board of
Education, Series 2022,
Revenue, BAM Insured,
5.00%, 9/1/2041 75,000 80,213
857,161
Louisiana - 0 .5%
City of New Orleans Series
2021A, G.O. Unlimited,
5.00%, 12/1/2041 65,000 66,826
Jefferson Parish
Consolidated Waterworks
District No. 2 Series 2022,
Revenue, Refunding, BAM
Insured,
4.00%, 2/1/2038 25,000 25,515
Jefferson Sales Tax District
Series 2019B, Revenue,
AG Insured,
5.00%, 12/1/2030 10,000 10,705
Louisiana Public Facilities
Authority Tulane
University Project,
Series 2023A, Revenue,
Refunding,
5.00%, 10/15/2036 45,000 49,452
Louisiana Stadium &
Exposition District
Series 2023A, Revenue,
Refunding,
5.00%, 7/1/2040 70,000 75,761
State of Louisiana Series
2024A, G.O. Unlimited,
5.00%, 5/1/2035 50,000 57,154
State of Louisiana Garvee,
Series 2019A, Revenue,
5.00%, 9/1/2027 25,000 25,745

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Louisiana - 0.5% continued
State of Louisiana Garvee,
Series 2023, Revenue,
5.00%, 9/1/2035 $ 5,000 $ 5,593
5.00%, 9/1/2034 40,000 44,955
361,706
Maine - 0 .2%
Maine Governmental
Facilities Authority Series
2025A, Revenue,
5.25%, 10/1/2045 10,000 10,967
Maine Health & Higher
Educational Facilities
Authority Northeastern
University Issue, Series
2024B, Revenue,
5.00%, 10/1/2039 10,000 11,047
Maine Municipal Bond Bank
Transcap Program, Series
2026, Revenue,
5.00%, 9/1/2033 10,000 11,393
State of Maine Series 2019B,
G.O. Unlimited,
5.00%, 6/1/2029 35,000 37,406
State of Maine Series 2020B,
G.O. Unlimited,
5.00%, 6/1/2029 10,000 10,687
5.00%, 6/1/2027 45,000 46,048
5.00%, 6/1/2030 15,000 16,310
143,858
Maryland - 0 .8%
County of Baltimore Series
2026, G.O. Unlimited,
5.00%, 3/1/2044 100,000 111,348
Maryland Stadium Authority
Baltimore City Public
School Construction
Financing Fund, Series
2020A, Revenue, State
Aid Intercept,
5.00%, 5/1/2050 60,000 65,116
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2020,
Revenue,
5.00%, 7/1/2033 20,000 21,626
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2039 10,000 11,186
State of Maryland Series
2025A1, G.O. Limited,
5.00%, 6/1/2033 15,000 17,155
State of Maryland Series
2017A, G.O. Unlimited,
5.00%, 8/1/2027 25,000 25,701
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Maryland - 0.8% continued
State of Maryland Series
2018-2, G.O. Unlimited,
5.00%, 8/1/2027 $ 80,000 $ 82,244
State of Maryland Series
2021A, G.O. Unlimited,
5.00%, 8/1/2026 5,000 5,009
5.00%, 8/1/2034 25,000 27,483
State of Maryland
Department of
Transportation, Series
2025B, Revenue,
5.00%, 10/1/2034 70,000 79,451
446,319
Massachusetts - 1 .8%
Commonwealth of
Massachusetts Series
2019C, G.O. Limited,
5.00%, 5/1/2039 25,000 26,191
Commonwealth of
Massachusetts Series
2021D, G.O. Limited,
5.00%, 9/1/2049 105,000 109,149
Commonwealth of
Massachusetts Series
2023B, G.O. Limited,
5.00%, 10/1/2034 10,000 11,381
Commonwealth of
Massachusetts Series
2023C, G.O. Limited,
Refunding,
5.00%, 8/1/2043 10,000 10,890
Commonwealth of
Massachusetts Series
2024A, G.O. Limited,
Refunding,
5.00%, 3/1/2039 10,000 11,161
Commonwealth of
Massachusetts Series
2024B, G.O. Limited,
5.00%, 5/1/2054 55,000 57,416
Commonwealth of
Massachusetts Series
2024H, G.O. Unlimited,
5.00%, 12/1/2044 10,000 10,958
Commonwealth of
Massachusetts Series
2025C, G.O. Unlimited,
5.00%, 6/1/2042 85,000 94,719
Commonwealth of
Massachusetts Series
2005, Revenue, NATL
Insured, ETM,
5.50%, 1/1/2034
(d)
65,000 74,405
Massachusetts Bay
Transportation Authority
Assessment, Series
2022A1, Revenue,
Refunding,
5.00%, 7/1/2036 10,000 11,119

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Massachusetts - 1.8% continued
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2024A,
Revenue, Refunding,
5.25%, 7/1/2052 $ 75,000 $ 80,146
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2025B,
Revenue,
5.00%, 7/1/2044 10,000 11,061
5.00%, 7/1/2045 10,000 10,966
5.00%, 7/1/2055 75,000 78,454
Massachusetts Clean
Water Trust (The) State
Revolving Fund, Series 27,
Revenue, Refunding,
5.00%, 2/1/2056 100,000 106,277
Massachusetts Department
of Transportation
Metropolitan Highway
System, Series 2019A,
Revenue, Refunding,
5.00%, 1/1/2034 15,000 15,771
Massachusetts Development
Finance Agency Boston
College Issue, Series
2021V, Revenue,
5.00%, 7/1/2055 100,000 109,699
Massachusetts Development
Finance Agency
Northeastern University
Issue, Series 2022,
Revenue, Refunding,
5.00%, 10/1/2035 15,000 16,603
5.00%, 10/1/2044 100,000 106,501
Massachusetts Development
Finance Agency Harvard
University Issue, Series
2025A2, Revenue,
Mandatory Put,
5.00%, 5/15/2055
(a)(b)
100,000 116,425
1,069,292
Michigan - 1 .4%
Forest Hills Public Schools
Series 2025-1, G.O.
Unlimited,
5.00%, 5/1/2045 10,000 10,755
Great Lakes Water Authority
Sewage Disposal System,
Series 2025B, Revenue,
Refunding,
5.00%, 7/1/2034 10,000 11,368
Howell Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2039 25,000 28,130
5.00%, 5/1/2045 20,000 21,525
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Michigan - 1.4% continued
Huron Valley School District
Series 2026I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2040 $ 110,000 $ 123,949
5.00%, 5/1/2043 30,000 33,375
Karegnondi Water Authority
Water Pipeline, Series
2024, Revenue, BAM
Insured,
5.00%, 11/1/2040 65,000 71,747
Michigan State Building
Authority Facilities
Program, Series 2016I,
Revenue, Refunding,
5.00%, 10/15/2028 105,000 105,736
5.00%, 10/15/2029 60,000 60,407
5.00%, 10/15/2046 10,000 10,029
Michigan State Building
Authority Facilities
Program, Series 2024II,
Revenue,
5.25%, 10/15/2054 15,000 15,900
Michigan State Building
Authority Facilities
Program, Series 2025I,
Revenue, Refunding,
5.00%, 4/15/2045 15,000 16,313
5.00%, 10/15/2050 100,000 105,807
Michigan State University
Series 2023A, Revenue,
Refunding,
5.00%, 8/15/2041 50,000 54,456
Michigan State University
Series 2024A, Revenue,
5.00%, 8/15/2038 10,000 11,228
5.25%, 8/15/2054 10,000 10,621
Michigan State University
Series 2025A, Revenue,
Refunding,
5.00%, 2/15/2045 10,000 10,872
State of Michigan Garvee,
Series 2016, Revenue,
Refunding,
5.00%, 3/15/2027 25,000 25,424
State of Michigan Trunk Line,
Series 2020B, Revenue,
4.00%, 11/15/2038 25,000 25,269
State of Michigan Trunk Line,
Series 2023, Revenue,
5.00%, 11/15/2042 10,000 11,020
5.00%, 11/15/2046 20,000 21,365
Wayne County Airport
Authority Detroit
Metropolitan Wayne
County Airport, Series
2021A, Revenue,
5.00%, 12/1/2046 25,000 26,029

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Michigan - 1.4% continued
Wayne County Airport
Authority Detroit
Metropolitan Wayne
County Airport, Series
2023C, Revenue,
Refunding, AG Insured,
5.25%, 12/1/2041 $ 15,000 $ 16,669
5.25%, 12/1/2042 60,000 66,363
894,357
Minnesota - 1 .4%
Minneapolis-St. Paul
Metropolitan Airports
Commission Airport,
Series 2016C, Revenue,
5.00%, 1/1/2041 35,000 35,261
Minneapolis-St. Paul
Metropolitan Airports
Commission Airport,
Series 2024A, Revenue,
4.00%, 1/1/2054 40,000 37,144
Minnesota Municipal Gas
Agency Gas Project,
Series 2026A, Revenue,
5.00%, 9/1/2035 100,000 104,349
State of Minnesota State
Office Building Project,
Series 2023, Certificate of
Participation,
5.00%, 11/1/2032 10,000 11,219
5.00%, 11/1/2035 10,000 11,296
5.00%, 11/1/2034 90,000 102,271
5.00%, 11/1/2039 10,000 11,022
5.00%, 11/1/2043 15,000 16,387
State of Minnesota Series
2019A, G.O. Unlimited,
5.00%, 8/1/2031 20,000 21,418
5.00%, 8/1/2033 85,000 90,641
5.00%, 8/1/2035 30,000 31,845
State of Minnesota Series
2020A, G.O. Unlimited,
5.00%, 8/1/2031 25,000 27,297
5.00%, 8/1/2035 45,000 48,613
State of Minnesota Series
2021A, G.O. Unlimited,
5.00%, 9/1/2028 10,000 10,535
State of Minnesota Series
2021B, G.O. Unlimited,
5.00%, 9/1/2027 55,000 56,659
State of Minnesota Series
2022A, G.O. Unlimited,
5.00%, 8/1/2027 40,000 41,122
State of Minnesota Series
2022B, G.O. Unlimited,
5.00%, 8/1/2035 30,000 33,361
State of Minnesota Series
2022D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 40,000 44,444
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Minnesota - 1.4% continued
State of Minnesota Series
2023E, G.O. Unlimited,
Refunding,
5.00%, 8/1/2033 $ 10,000 $ 11,398
State of Minnesota Series
2024D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 5,000 5,009
State of Minnesota Series
2025A, G.O. Unlimited,
5.00%, 8/1/2030 10,000 10,934
State of Minnesota Series
2022A, Revenue,
Refunding,
5.00%, 3/1/2029 75,000 79,677
841,902
Mississippi - 0 .6%
State of Mississippi Series
2016B, G.O. Unlimited,
Pre-Refunded,
5.00%, 12/1/2029
(d)
35,000 35,345
5.00%, 12/1/2032
(d)
55,000 55,542
State of Mississippi Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 25,000 25,150
State of Mississippi Series
2018A, G.O. Unlimited,
Pre-Refunded,
5.00%, 11/1/2035
(d)
10,000 10,078
5.00%, 11/1/2032
(d)
20,000 20,156
5.00%, 11/1/2034
(d)
25,000 25,195
State of Mississippi Series
2021A, G.O. Unlimited,
5.00%, 6/1/2032 80,000 86,815
State of Mississippi Series
2021C, G.O. Unlimited,
5.00%, 10/1/2034 40,000 41,853
State of Mississippi Gaming,
Series 2019A, Revenue,
5.00%, 10/15/2030 45,000 47,005
347,139
Missouri - 0 .3%
Bi-State Development Agency
of the Missouri-Illinois
Metropolitan District
Combined Lien Mass
Transit, Series 2019,
Revenue, Refunding,
4.00%, 10/1/2034 30,000 30,680
Missouri Highway &
Transportation
Commission State Road,
Series 2022A, Revenue,
5.00%, 5/1/2027 30,000 30,637

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Missouri - 0.3% continued
Springfield School District
No. R-12 School Building,
Series 2019, G.O.
Unlimited,
4.00%, 3/1/2034 $ 40,000 $ 41,044
Springfield School District
No. R-12 School Building,
Series 2023, G.O.
Unlimited, State Aid Direct
Deposit,
5.00%, 3/1/2033 20,000 22,255
St. Louis Community
College District Series
2024, Certificate of
Participation,
4.00%, 4/1/2042 30,000 30,064
154,680
Nebraska - 0 .8%
Central Plains Energy
Project Gas Project No. 3,
Series 2017A, Revenue,
Refunding,
5.00%, 9/1/2029 40,000 41,744
5.00%, 9/1/2042 100,000 102,828
Central Plains Energy
Project Gas Supply,
Series 2025A1, Revenue,
Refunding, Mandatory Put,
5.00%, 8/1/2055
(a)(b)
20,000 21,379
Omaha Public Power District
Electric, Series 2023A,
Revenue,
5.25%, 2/1/2048 100,000 106,704
Omaha Public Power District
Electric, Series 2024C,
Revenue,
5.00%, 2/1/2054 35,000 36,474
Omaha Public Power District
Series 2024D, Revenue,
5.00%, 2/1/2039 55,000 61,041
Omaha Public Power District
Electric, Series 2026A,
Revenue, Refunding,
5.00%, 2/1/2049 100,000 106,022
476,192
Nevada - 1 .2%
Clark County School District
Building, Series 2020A,
G.O. Limited, AG Insured,
5.00%, 6/15/2035 40,000 42,822
Clark County School District
Building, Series 2023A,
G.O. Limited,
5.00%, 6/15/2039 30,000 32,704
Clark County School District
Building, Series 2024A,
G.O. Limited,
5.00%, 6/15/2037 65,000 72,281
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Nevada - 1.2% continued
Clark County School District
Building, Series 2025A,
G.O. Limited,
5.00%, 6/15/2037 $ 60,000 $ 67,445
Clark County Water
Reclamation District
Series 2023, G.O. Limited,
5.00%, 7/1/2042 10,000 10,933
County of Clark Series
2016B, G.O. Limited,
Refunding,
5.00%, 11/1/2029 115,000 115,916
County of Clark
Transportation
Improvement, Series
2018B, G.O. Limited,
5.00%, 12/1/2032 75,000 78,866
County of Clark Airport
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2042 45,000 46,884
County of Clark Las Vegas-
McCarran International
Airport Passenger Facility
Charge, Series 2019E,
Revenue, Refunding,
5.00%, 7/1/2033 50,000 53,096
County of Clark Highway
Improvement, Series
2023, Revenue,
4.00%, 7/1/2043 185,000 185,255
Las Vegas Valley Water
District Series 2026A,
G.O. Limited,
5.00%, 6/1/2045 15,000 16,441
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2042 15,000 16,439
739,082
New Hampshire - 0 .0%
(e)
New Hampshire Municipal
Bond Bank Series 2025B,
Revenue,
5.00%, 8/15/2030 15,000 16,368
New Jersey - 1 .1%
New Jersey Economic
Development Authority
House Project, Series
2017B, Revenue,
5.00%, 6/15/2033 20,000 21,066
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2033 35,000 37,216
5.00%, 11/1/2034 30,000 31,835

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
New Jersey - 1.1% continued
New Jersey Economic
Development Authority
School Facilities
Construction, Series
2024SSS, Revenue,
Refunding,
5.25%, 6/15/2038 $ 70,000 $ 79,083
New Jersey Educational
Facilities Authority
Princeton University,
Series 2021C, Revenue,
Refunding,
3.00%, 3/1/2034 40,000 39,478
New Jersey Educational
Facilities Authority
Princeton University,
Series A2, Revenue,
Mandatory Put,
5.00%, 7/1/2064
(a)(b)
80,000 91,906
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2016A1, Revenue,
4.10%, 6/15/2031 100,000 100,063
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2018A, Revenue,
Refunding,
5.00%, 12/15/2032 35,000 36,710
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2019AA, Revenue,
4.50%, 6/15/2049 70,000 70,095
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2024A, Revenue,
Refunding,
5.00%, 6/15/2032 20,000 22,298
5.00%, 6/15/2035 65,000 74,064
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2024AA, Revenue,
Refunding,
5.00%, 6/15/2042 35,000 38,203
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2025AA, Revenue,
5.00%, 6/15/2033 10,000 11,273
5.00%, 6/15/2037 10,000 11,360
664,650
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
New Mexico - 0 .0%
(e)
State of New Mexico Capital
Project, Series 2025, G.O.
Unlimited,
5.00%, 3/1/2035 $ 10,000 $ 10,719
New York - 10 .2%
City of New York Series
2019D1, G.O. Unlimited,
5.00%, 12/1/2041 80,000 82,586
City of New York Series
2019E, G.O. Unlimited,
Refunding,
3.13%, 8/1/2035 60,000 58,253
City of New York Series
2020B1, G.O. Unlimited,
5.00%, 10/1/2038 20,000 20,916
City of New York Series
2020D1, G.O. Unlimited,
5.00%, 3/1/2039 15,000 15,748
City of New York Series
2021-1, G.O. Unlimited,
5.00%, 4/1/2035 15,000 16,245
City of New York Series
2021F1, G.O. Unlimited,
5.00%, 3/1/2037 70,000 75,120
City of New York Series
2022A1, G.O. Unlimited,
5.00%, 8/1/2047 25,000 25,784
City of New York Series
2023A1, G.O. Unlimited,
5.00%, 9/1/2036 20,000 21,920
5.25%, 9/1/2042 25,000 27,148
City of New York Series
2024A, G.O. Unlimited,
5.00%, 8/1/2047 70,000 73,462
City of New York Series
2024D, G.O. Unlimited,
4.00%, 4/1/2050 55,000 51,418
5.00%, 4/1/2038 20,000 22,074
5.25%, 4/1/2047 135,000 144,698
City of New York Series
2025C1, G.O. Unlimited,
5.00%, 9/1/2047 65,000 68,628
City of New York Series
2025F, G.O. Unlimited,
Refunding,
5.00%, 8/1/2043 35,000 38,053
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2039 20,000 22,298
City of New York Series
2026G, G.O. Unlimited,
5.25%, 2/1/2053 150,000 159,744
County of Nassau Series
2024A, G.O. Limited,
5.00%, 4/1/2045 15,000 16,261

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
New York - 10.2% continued
Empire State Development
Corp. Personal Income
Tax, Series 2017C,
Revenue, Refunding,
5.00%, 3/15/2042 $ 275,000 $ 280,017
Empire State Development
Corp. Personal Income
Tax, Series 2020A,
Revenue,
5.00%, 3/15/2041 95,000 101,103
Empire State Development
Corp. Sales Tax, Series
2023A, Revenue,
5.00%, 3/15/2040 15,000 16,608
Empire State Development
Corp. Personal Income
Tax, Series 2023A,
Revenue, Refunding,
5.00%, 3/15/2041 10,000 10,949
Empire State Development
Corp. Sales Tax, Series
2024A, Revenue,
5.00%, 3/15/2050 100,000 104,550
Erie County Fiscal Stability
Authority Sales Tax,
Series 2017D, Revenue,
5.00%, 9/1/2039 90,000 91,962
Long Island Power Authority
Electric System, Series
2020A, Revenue,
Refunding,
4.00%, 9/1/2039 105,000 105,999
5.00%, 9/1/2038 40,000 42,667
Metropolitan Transportation
Authority Series 2022A,
Revenue,
4.00%, 11/15/2051 10,000 9,146
5.00%, 11/15/2045 10,000 10,546
Metropolitan Transportation
Authority Series 2024B1,
Revenue, Refunding,
5.00%, 11/15/2050 65,000 68,137
5.00%, 11/15/2051 15,000 15,672
5.00%, 11/15/2052 25,000 26,038
Metropolitan Transportation
Authority Series 2025A,
Revenue, Refunding,
5.00%, 11/15/2036 15,000 16,901
Metropolitan Transportation
Authority Series B1,
Revenue,
5.00%, 11/15/2056 15,000 15,031
Metropolitan Transportation
Authority Series 2024A,
Special Tax,
4.00%, 11/15/2051 100,000 92,407
5.00%, 11/15/2049 100,000 105,129
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
New York - 10.2% continued
Monroe County Industrial
Development Corp.
University of Rochester
Project, Series 2020A,
Revenue,
4.00%, 7/1/2050 $ 180,000 $ 167,275
Nassau County Interim
Finance Authority Sales
Tax, Series 2021A,
Revenue, Refunding,
4.00%, 11/15/2032 35,000 37,090
New York City Educational
Construction Fund Series
2021B, Revenue, State
Aid Intercept,
5.00%, 4/1/2052 75,000 76,328
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2013BB, Revenue,
3.25%, 6/15/2047 110,000 89,416
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2019FF2, Revenue,
Refunding,
5.00%, 6/15/2040 55,000 57,655
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2024BB2, Revenue,
Refunding,
5.25%, 6/15/2047 25,000 26,902
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2026AA2,
Revenue, Refunding,
5.00%, 6/15/2044 75,000 82,674
5.00%, 6/15/2050 75,000 79,320
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series BB1, Revenue,
5.00%, 6/15/2045 20,000 20,269
New York City Transitional
Finance Authority Future
Tax Secured, Series
2017E1, Revenue,
5.00%, 2/1/2039 50,000 50,515
New York City Transitional
Finance Authority Future
Tax Secured, Series
2019C1, Revenue,
5.00%, 11/1/2039 15,000 15,662

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
New York - 10.2% continued
New York City Transitional
Finance Authority Building
Aid, Series 2019S-3A,
Revenue, Refunding,
State Aid Withholding,
5.00%, 7/15/2034 $ 85,000 $ 88,525
New York City Transitional
Finance Authority Building
Aid, Series 2020S1B,
Revenue, State Aid
Withholding,
4.00%, 7/15/2044 45,000 43,751
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022A1, Revenue,
Refunding,
5.00%, 11/1/2033 10,000 10,939
5.00%, 11/1/2034 10,000 10,904
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022D1, Revenue,
Refunding,
5.00%, 11/1/2033 50,000 55,153
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022F1, Revenue,
5.00%, 2/1/2044 85,000 90,238
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023B1, Revenue,
Refunding,
5.25%, 11/1/2037 45,000 49,944
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023D1, Revenue,
5.25%, 11/1/2041 10,000 10,931
5.25%, 11/1/2048 75,000 79,408
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023F1, Revenue,
5.00%, 2/1/2044 15,000 16,071
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024F1, Revenue,
4.25%, 2/1/2054 100,000 95,594
5.00%, 2/1/2048 50,000 52,318
5.00%, 2/1/2049 90,000 94,074
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.00%, 5/1/2044 40,000 43,335
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
New York - 10.2% continued
5.00%, 5/1/2052 $ 65,000 $ 67,373
5.25%, 5/1/2048 80,000 85,630
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025C1, Revenue,
5.00%, 5/1/2041 70,000 76,904
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025D, Revenue,
5.00%, 5/1/2038 10,000 11,149
5.00%, 5/1/2049 30,000 31,468
5.25%, 5/1/2045 15,000 16,477
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2041 65,000 71,715
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026A1, Revenue,
5.50%, 5/1/2050 50,000 54,797
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026B, Revenue,
5.00%, 5/1/2045 25,000 27,163
New York City Transitional
Finance Authority Series
2026I, Revenue,
5.00%, 11/1/2045 100,000 109,407
New York Liberty
Development Corp.
Goldman Sachs
Headquarters LLC,
Series 2005, Revenue,
Refunding,
5.25%, 10/1/2035 25,000 28,758
New York State Dormitory
Authority The New School
Project, Series 2016A,
Revenue, Refunding,
3.25%, 7/1/2034 35,000 33,362
New York State Dormitory
Authority Sales Tax,
Series 2017A, Revenue,
5.00%, 3/15/2038 115,000 116,534
5.00%, 3/15/2042 30,000 30,356
5.00%, 3/15/2043 30,000 30,350
New York State Dormitory
Authority Sales Tax,
Series 2018A, Revenue,
5.00%, 3/15/2044 75,000 76,782

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
New York - 10.2% continued
New York State Dormitory
Authority New York
University, Series 2019A,
Revenue,
5.00%, 7/1/2030 $ 15,000 $ 16,074
New York State Dormitory
Authority Personal Income
Tax, Series 2019A,
Revenue, Refunding,
5.00%, 3/15/2041 25,000 26,066
New York State Dormitory
Authority Personal Income
Tax, Series 2023A,
Revenue, Refunding,
5.00%, 3/15/2034 10,000 11,289
5.00%, 3/15/2037 15,000 16,678
New York State Dormitory
Authority Sales Tax,
Series 2024A, Revenue,
5.00%, 3/15/2049 60,000 62,921
5.00%, 3/15/2051 15,000 15,662
New York State Dormitory
Authority Sales Tax,
Series 2024B, Revenue,
Refunding,
5.00%, 3/15/2054 20,000 20,876
New York State Dormitory
Authority Sales Tax,
Series 2025A, Revenue,
Refunding,
5.00%, 3/15/2044 15,000 16,387
5.00%, 3/15/2055 85,000 88,732
New York State Dormitory
Authority Personal Income
Tax, Series 2025C,
Revenue, Refunding,
5.25%, 3/15/2047 15,000 16,332
New York State
Environmental Facilities
Corp. 2010 Master
Financing Program,
Series 2022B, Revenue,
5.00%, 9/15/2042 20,000 21,836
New York State
Environmental Facilities
Corp. Municipal Water
Finance Authority
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 6/15/2037 50,000 57,220
5.00%, 6/15/2038 35,000 39,829
5.00%, 6/15/2049 25,000 26,721
New York State Housing
Finance Agency Personal
Income Tax, Series
2024A1, Revenue,
5.00%, 12/15/2044 45,000 47,262
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
New York - 10.2% continued
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2039 $ 10,000 $ 11,300
5.00%, 3/15/2049 265,000 280,381
New York State Thruway
Authority Personal
Income Tax, Series P,
Revenue, Refunding,
5.00%, 1/1/2049 10,000 10,600
Onondaga County Trust
for Cultural Resources
Syracuse University
Project, Series 2019,
Revenue, Refunding,
5.00%, 12/1/2045 60,000 62,337
Port Authority of New York
& New Jersey Series 214,
Revenue, Refunding,
5.00%, 7/15/2042 35,000 38,690
Port Authority of New York
& New Jersey Series 241,
Revenue,
5.00%, 7/15/2042 10,000 11,054
Port Authority of New York
& New Jersey Series 245,
Revenue, Refunding,
5.00%, 9/1/2054 100,000 105,379
State of New York Series
2023A, G.O. Unlimited,
5.00%, 3/15/2037 55,000 62,162
Town of Hempstead Series
2025A, G.O. Limited,
4.00%, 6/1/2039 75,000 77,439
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2021A1, Revenue,
Refunding,
5.00%, 5/15/2051 100,000 103,055
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2022A,
Revenue, Refunding,
5.00%, 5/15/2052 150,000 167,591
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2023C,
Revenue, Refunding,
5.00%, 11/15/2038 70,000 77,921
5.25%, 11/15/2039 25,000 28,196
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2024A1, Revenue,
5.00%, 11/15/2043 20,000 21,920
5.25%, 11/15/2051 75,000 79,875

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
New York - 10.2% continued
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2024B1, Revenue,
Refunding,
5.25%, 5/15/2054 $ 100,000 $ 105,869
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2024C,
Revenue, Refunding,
5.00%, 11/15/2037 10,000 11,319
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2025A,
Revenue,
5.00%, 12/1/2039 10,000 11,285
5.25%, 12/1/2054 20,000 21,318
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2025A1, Revenue,
5.00%, 11/15/2046 25,000 27,014
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2025A2, Revenue,
Refunding,
5.00%, 11/15/2043 10,000 11,050
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2026A1, Revenue,
5.00%, 11/15/2045 35,000 38,172
Troy Capital Resource Corp.
Rensselaer Polytechnic
Institute, Series 2020A,
Revenue,
5.00%, 9/1/2035 15,000 15,871
6,229,417
North Carolina - 0 .9%
City of Charlotte Series
2023B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2028 25,000 26,273
City of Charlotte Water
& Sewer System,
Series 2020, Revenue,
Refunding,
5.00%, 7/1/2030 10,000 10,934
City of Charlotte Water &
Sewer System, Series
2022A, Revenue,
Refunding,
5.00%, 7/1/2030 15,000 16,400
City of Raleigh Combined
Enterprise System,
Series 2023, Revenue,
Refunding,
5.00%, 9/1/2029 20,000 21,523
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
North Carolina - 0.9% continued
County of Guilford Series
2024, G.O. Unlimited,
5.00%, 3/1/2032 $ 20,000 $ 22,492
County of Mecklenburg
Public Improvement,
Series 2017A, G.O.
Unlimited,
3.00%, 4/1/2037 70,000 66,373
County of Mecklenburg
School, Series 2021, G.O.
Unlimited,
5.00%, 3/1/2031 20,000 22,138
5.00%, 3/1/2029 50,000 53,289
County of Wake Series 2021,
Revenue,
3.00%, 3/1/2036 45,000 43,748
North Carolina Municipal
Power Agency No.
1 Catawba Electric,
Series 2015A, Revenue,
Refunding,
5.00%, 1/1/2028 30,000 30,000
State of North Carolina
Garvee, Series 2019,
Revenue,
5.00%, 3/1/2029 70,000 74,457
5.00%, 3/1/2033 80,000 84,293
State of North Carolina
Build NC, Series 2020B,
Revenue,
3.00%, 5/1/2033 40,000 39,816
State of North Carolina
Garvee, Series 2021,
Revenue,
4.00%, 3/1/2034 50,000 51,907
5.00%, 3/1/2032 10,000 10,943
State of North Carolina
Build NC, Series 2022A,
Revenue,
5.00%, 5/1/2033 15,000 16,760
State of North Carolina
Build NC, Series 2025A,
Revenue,
5.00%, 5/1/2027 35,000 35,726
627,072
Ohio - 1 .8%
Akron-Summit County Public
Library Series 2026A, G.O.
Unlimited,
5.00%, 12/1/2043
(c)
50,000 54,788
City of Columbus Various
Purpose, Series 2023A,
G.O. Unlimited,
5.00%, 8/15/2030 10,000 10,941
County of Cuyahoga
Convention Hotel Project,
Series 2024, Certificate of
Participation, Refunding,
4.00%, 12/1/2044 35,000 33,430

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Ohio - 1.8% continued
JobsOhio Beverage System
Series 2025A, Revenue,
Refunding,
5.00%, 1/1/2053 $ 85,000 $ 89,504
Ohio Higher Educational
Facility Commission
Case Western Reserve
University, Series 2016,
Revenue, Refunding,
3.25%, 12/1/2035 75,000 73,616
Ohio State University (The)
Multiyear Debt Issuance
Program II, Series 2021A,
Revenue,
5.00%, 12/1/2031 10,000 11,146
Ohio Water Development
Authority Water Pollution
Control, Series 2019A,
Revenue,
5.00%, 6/1/2028 25,000 26,191
Ohio Water Development
Authority Water Pollution
Control, Series 2020B,
Revenue,
5.00%, 6/1/2029 20,000 21,381
Ohio Water Development
Authority Drinking Water
Assistance, Series 2022A,
Revenue,
5.00%, 12/1/2042 10,000 10,876
Ohio Water Development
Authority Water Pollution
Control, Series 2023B,
Revenue,
5.00%, 12/1/2043 10,000 10,881
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 6/1/2030 15,000 16,333
Ohio Water Development
Authority Drinking Water
Assistance Fund, Series
2024A, Revenue,
5.00%, 12/1/2038 35,000 39,216
5.00%, 12/1/2043 10,000 10,991
Ohio Water Development
Authority Water Pollution
Control, Series 2024D,
Revenue,
5.00%, 12/1/2037 95,000 107,580
Ohio Water Development
Authority Fresh Water
Revolving Fund, Series
2025A, Revenue,
5.00%, 12/1/2043 15,000 16,613
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Ohio - 1.8% continued
State of Ohio Higher
Education, Series 2025B,
G.O. Limited, Refunding,
5.00%, 11/1/2029 $ 15,000 $ 16,181
State of Ohio Common
School, Series 2019A,
G.O. Unlimited,
5.00%, 6/15/2030 10,000 10,904
State of Ohio Common
School, Series 2021A,
G.O. Unlimited,
5.00%, 6/15/2028 15,000 15,758
State of Ohio Infrastructure
Improvement, Series
2022A, G.O. Unlimited,
5.00%, 3/1/2041 10,000 10,944
State of Ohio Infrastructure
Improvement, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 3/15/2031 50,000 55,194
5.00%, 9/1/2034 60,000 68,161
State of Ohio Higher
Education, Series 2025C,
G.O. Unlimited,
5.00%, 11/1/2030 100,000 109,759
5.00%, 11/1/2045 15,000 16,320
State of Ohio Highway
Capital Improvement,
Series V, G.O. Unlimited,
5.00%, 5/1/2032 50,000 52,077
State of Ohio Infrastructure
Project, Series 2019-1,
Revenue,
5.00%, 12/15/2031 40,000 44,626
State of Ohio Major New
Infrastructure Project,
Series 2022-1, Revenue,
5.00%, 12/15/2033 75,000 81,588
5.00%, 12/15/2034 25,000 27,120
State of Ohio Infrastructure
Project, Series 2024-1,
Revenue,
5.00%, 12/15/2031 75,000 83,674
State of Ohio Administrative
Building Fund Project,
Series 2025B, Revenue,
5.00%, 10/1/2045 5,000 5,421
1,131,214
Oklahoma - 1 .3%
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2023A,
Revenue,
5.25%, 9/1/2034 50,000 56,294

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Oklahoma - 1.3% continued
Grand River Dam Authority
Series 2016A, Revenue,
Refunding,
5.00%, 6/1/2032 $ 10,000 $ 10,091
Oklahoma Capitol
Improvement Authority
State Facilities, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2027 45,000 46,136
5.00%, 7/1/2030 70,000 76,255
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.25%, 7/1/2055 75,000 80,056
Oklahoma Industries
Authority Oklahoma City
Public Schools Project,
Series 2024, Revenue,
5.00%, 4/1/2030 40,000 43,109
5.00%, 4/1/2027 35,000 35,624
Oklahoma State University
Agricultural & Mechanical
Colleges University,
Series 2020A, Revenue,
Refunding,
5.00%, 9/1/2031 15,000 16,334
5.00%, 9/1/2030 15,000 16,326
Oklahoma Turnpike Authority
Turnpike System, Series
2017C, Revenue,
5.00%, 1/1/2035 95,000 95,934
5.00%, 1/1/2036 25,000 25,246
Oklahoma Turnpike Authority
Turnpike System, Series
2020A, Revenue,
Refunding,
5.00%, 1/1/2027 50,000 50,611
Oklahoma Turnpike Authority
Turnpike System, Series
2025A, Revenue,
5.00%, 1/1/2039 10,000 11,199
5.00%, 1/1/2040 85,000 95,333
Oklahoma Water Resources
Board Clean Water, Series
2025A, Revenue,
5.25%, 4/1/2050 70,000 75,291
University of Oklahoma (The)
Series 2024A, Revenue,
Refunding, BAM Insured,
5.00%, 7/1/2049 25,000 26,153
759,992
Oregon - 1 .0%
City of Portland Sewer
System, Series 2018A,
Revenue,
4.50%, 5/1/2030 10,000 10,014
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Oregon - 1.0% continued
City of Portland Sewer
System, Series 2019A,
Revenue, Refunding,
5.00%, 3/1/2031 $ 20,000 $ 21,469
Clackamas & Washington
Counties School District
No. 3 Series 2026B, G.O.
Limited, School Bond
Guaranty,
5.00%, 6/15/2046 55,000 59,984
Multnomah County School
District No. 1J Portland,
Series 2020B, G.O.
Unlimited, School Bond
Guaranty,
3.00%, 6/15/2033 40,000 39,410
Multnomah County School
District No. 1J Portland,
Series 2026, G.O.
Unlimited, School Bond
Guaranty,
4.50%, 6/15/2055 150,000 150,303
Oregon State Lottery Series
2022A, Revenue,
5.00%, 4/1/2041 50,000 53,981
Oregon State Lottery
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2030 10,000 10,864
5.00%, 4/1/2039 10,000 11,290
Oregon State University
Series 2026, Revenue,
5.00%, 4/1/2036 55,000 63,845
Portland Community College
District Series 2023, G.O.
Unlimited,
5.00%, 6/15/2035 15,000 16,922
State of Oregon Article XI-Q
State Project, Series
2019A, G.O. Unlimited,
5.00%, 5/1/2031 10,000 10,645
State of Oregon Article XI-Q
State Project, Series
2021A, G.O. Unlimited,
5.00%, 5/1/2030 30,000 32,666
5.00%, 5/1/2034 20,000 21,904
State of Oregon Article XI-Q
State Project, Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 5/1/2031 20,000 22,155
State of Oregon Article XI-M,
XI-N, XI-P State Project,
Series 2025C, G.O.
Unlimited,
5.25%, 6/1/2045 10,000 11,147

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Oregon - 1.0% continued
State of Oregon Department
of Transportation, Series
2020A, Revenue,
5.00%, 11/15/2039 $ 50,000 $ 53,404
State of Oregon Department
of Transportation, Series
2022A, Revenue,
5.00%, 11/15/2041 20,000 21,931
State of Oregon Department
of Transportation, Series
2023A, Revenue,
5.00%, 11/15/2041 10,000 10,973
State of Oregon Department
of Transportation, Series
2026A, Revenue,
5.00%, 11/15/2044 10,000 11,031
Tri-County Metropolitan
Transportation District of
Oregon Garvee, Series
2018A, Revenue,
5.00%, 10/1/2028 10,000 10,391
644,329
Pennsylvania - 3 .5%
Allegheny County Sanitary
Authority Sewer,
Series 2025, Revenue,
Refunding,
5.00%, 12/1/2050 70,000 73,435
City of Philadelphia Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 10,000 10,018
City of Philadelphia Series
2025A, G.O. Unlimited,
5.00%, 8/1/2039 10,000 11,219
City of Philadelphia Water
& Wastewater, Series
2019B, Revenue,
5.00%, 11/1/2049 15,000 15,371
City of Philadelphia Water
& Wastewater, Series
2020A, Revenue,
Refunding,
5.00%, 11/1/2040 20,000 21,298
City of Philadelphia Water
& Wastewater, Series
2023B, Revenue,
Refunding, AG Insured,
5.00%, 9/1/2043 45,000 49,136
City of Philadelphia Water
& Wastewater, Series
2024C, Revenue, AG
Insured,
5.00%, 9/1/2038 15,000 16,889
Commonwealth of
Pennsylvania Series 2016-
2, G.O. Unlimited,
5.00%, 9/15/2026 80,000 80,396
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Pennsylvania - 3.5% continued
Commonwealth of
Pennsylvania Series 2022-
1, G.O. Unlimited,
5.00%, 10/1/2034 $ 15,000 $ 16,794
County of Allegheny Series
C-75, G.O. Unlimited,
Refunding,
5.00%, 11/1/2027 55,000 55,418
Delaware Valley Regional
Finance Authority Series
2002, Revenue,
5.75%, 7/1/2032 40,000 45,906
Delaware Valley Regional
Finance Authority
Series 2023A, Revenue,
Refunding,
4.00%, 3/1/2034 75,000 78,398
Montgomery County
Industrial Development
Authority Constellation
Energy Generation LLC,
Series 2023B, Revenue,
Refunding,
4.10%, 6/1/2029 25,000 25,893
Pennsylvania Higher
Educational Facilities
Authority System, Series
AT1, Revenue,
3.00%, 6/15/2045 35,000 27,928
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2016, Revenue,
Refunding,
5.00%, 12/1/2030 75,000 75,692
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
4.00%, 12/1/2037 110,000 110,976
5.00%, 12/1/2029 50,000 51,648
5.00%, 12/1/2035 100,000 102,702
5.00%, 12/1/2041 70,000 71,530
Pennsylvania Turnpike
Commission Turnpike,
Series 2017-3, Revenue,
Refunding,
5.00%, 12/1/2040 100,000 102,265
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2018B,
Revenue,
5.00%, 12/1/2048 50,000 51,094
Pennsylvania Turnpike
Commission Turnpike,
Series 2019A, Revenue,
5.00%, 12/1/2038 10,000 10,545
5.00%, 12/1/2038 20,000 21,087

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Pennsylvania - 3.5% continued
Pennsylvania Turnpike
Commission Turnpike,
Series 2021B, Revenue,
5.00%, 12/1/2032 $ 10,000 $ 11,078
5.00%, 12/1/2035 25,000 27,345
Pennsylvania Turnpike
Commission Turnpike,
Series 2021B, Revenue,
Refunding,
5.00%, 12/1/2033 10,000 10,914
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2022B,
Revenue,
5.00%, 12/1/2053 100,000 104,675
Pennsylvania Turnpike
Commission Turnpike,
Series 2022B, Revenue,
Refunding,
5.25%, 12/1/2041 75,000 82,823
Pennsylvania Turnpike
Commission Turnpike,
Series 2023-1, Revenue,
Refunding,
5.00%, 12/1/2034 10,000 11,151
Pennsylvania Turnpike
Commission Turnpike,
Series 2023A, Revenue,
Refunding,
4.25%, 12/1/2044 70,000 71,583
5.00%, 12/1/2053 75,000 77,828
Pennsylvania Turnpike
Commission Turnpike,
Series 2024, Revenue,
Refunding,
5.00%, 12/1/2040 50,000 55,390
Pennsylvania Turnpike
Commission Series
2024B, Revenue,
4.00%, 12/1/2054 30,000 27,324
Pennsylvania Turnpike
Commission Turnpike,
Series 2024C, Revenue,
5.00%, 12/1/2047 40,000 42,535
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-1, Revenue,
Refunding,
5.00%, 12/1/2038 15,000 16,830
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-2, Revenue,
Refunding,
5.00%, 12/1/2045 15,000 16,293
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-3, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2045
(a)(b)
40,000 44,372
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Pennsylvania - 3.5% continued
Pennsylvania Turnpike
Commission Turnpike,
Series 2025A, Revenue,
5.00%, 12/1/2043 $ 10,000 $ 11,004
Pennsylvania Turnpike
Commission Turnpike,
Series A1, Revenue,
5.00%, 12/1/2033 15,000 15,447
Pennsylvania Turnpike
Commission Turnpike,
Series B2, Revenue,
Refunding, AG Insured,
5.00%, 6/1/2033 40,000 40,776
Philadelphia Gas Works Co.
1998 General Ordinance,
Series 17-A, Revenue,
5.00%, 8/1/2044 15,000 16,134
Philadelphia Gas Works Co.
1998 General Ordinance,
Series 17-A, Revenue, AG
Insured,
5.25%, 8/1/2041 35,000 39,598
5.25%, 8/1/2054 25,000 26,369
School District of
Philadelphia (The) Series
2021A, G.O. Limited,
State Aid Withholding,
5.00%, 9/1/2032 65,000 71,224
School District of
Philadelphia (The)
Series F, G.O. Limited,
Refunding, State Aid
Withholding,
5.00%, 9/1/2032 15,000 15,057
Southeastern Pennsylvania
Transportation Authority
Asset Improvement
Program, Series 2022,
Revenue,
5.25%, 6/1/2040 75,000 82,032
Sports & Exhibition Authority
of Pittsburgh & Allegheny
County Hotel Room
Excise Tax, Series 2022A,
Revenue, Refunding, AG
Insured,
5.00%, 2/1/2033 20,000 21,984
5.00%, 2/1/2035 15,000 16,388
Westmoreland County
Municipal Authority
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 8/15/2039 75,000 82,730
2,164,522
Rhode Island - 0 .8%
Rhode Island Commerce
Corp. Garvee, Series
2016B, Revenue,
5.00%, 6/15/2029 80,000 80,151

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Rhode Island - 0.8% continued
Rhode Island Commerce
Corp. Rhode Island
Department of
Transportation, Series
2020A, Revenue,
5.00%, 5/15/2032 $ 55,000 $ 59,138
5.00%, 5/15/2033 50,000 53,617
Rhode Island Commerce
Corp. Rhode Island
Department of
Transportation, Series
2024A, Revenue,
5.00%, 5/15/2034 15,000 17,020
5.00%, 5/15/2035 20,000 22,556
Rhode Island Health and
Educational Building
Corp. Providence College,
Series 2023, Revenue,
5.00%, 11/1/2047 90,000 93,581
State of Rhode Island Series
2022A, G.O. Unlimited,
4.13%, 8/1/2042 75,000 75,769
5.00%, 8/1/2034 40,000 44,656
State of Rhode Island
Consolidated Capital
Development, Series
2026A, G.O. Unlimited,
5.00%, 5/1/2042 10,000 11,220
457,708
South Carolina - 0 .5%
Horry County School
District Series 2024,
G.O. Unlimited, State
School District Credit
Enhancement Program,
5.00%, 3/1/2030 25,000 27,124
5.00%, 3/1/2027 40,000 40,651
Richland County School
District No. 2 Series
2023A, G.O. Unlimited,
State School District
Credit Enhancement
Program,
5.00%, 3/1/2035 10,000 11,067
South Carolina Public Service
Authority Series 2014C,
Revenue, Refunding,
4.00%, 12/1/2045 80,000 77,303
South Carolina Public Service
Authority Series 2022A,
Revenue, Refunding,
5.00%, 12/1/2044 85,000 89,857
South Carolina Public Service
Authority Series 2022E,
Revenue,
5.50%, 12/1/2041 10,000 11,090
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
South Carolina - 0.5% continued
South Carolina Public Service
Authority Series 2025A,
Revenue,
5.00%, 12/1/2041 $ 15,000 $ 16,526
South Carolina
Transportation
Infrastructure Bank
Series 2017A, Revenue,
Refunding,
5.00%, 10/1/2036 20,000 20,482
5.00%, 10/1/2038 15,000 15,332
South Carolina
Transportation
Infrastructure Bank
Series 2021B, Revenue,
Refunding,
5.00%, 10/1/2031 20,000 22,277
331,709
South Dakota - 0 .5%
South Dakota Conservancy
District State Revolving
Fund, Series 2025A,
Revenue, Refunding,
5.00%, 8/1/2055 140,000 147,575
South Dakota Conservancy
District State Revolving
Fund, Series 2026B,
Revenue,
5.00%, 8/1/2056 150,000 158,684
306,259
Tennessee - 1 .7%
City of Chattanooga Electric
System, Series 2023,
Revenue,
5.00%, 9/1/2041 55,000 58,694
City of Memphis General
Improvement, Series
2018, G.O. Unlimited,
3.55%, 6/1/2038 115,000 113,057
4.00%, 6/1/2046 45,000 43,514
County of Hamilton Series
2018A, G.O. Unlimited,
5.00%, 4/1/2028 15,000 15,681
County of Hamilton Series
2024A, G.O. Unlimited,
5.00%, 8/1/2041 30,000 33,380
County of Shelby Public
Improvement & School,
Series 2025A, G.O.
Unlimited,
5.00%, 4/1/2039 55,000 61,210
5.00%, 4/1/2035 15,000 17,097
Metropolitan Government
of Nashville & Davidson
County Series 2021C,
G.O. Unlimited,
5.00%, 1/1/2030 50,000 54,042

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Tennessee - 1.7% continued
Metropolitan Government
of Nashville & Davidson
County Series 2024B,
G.O. Unlimited,
5.00%, 1/1/2035 $ 20,000 $ 22,727
Metropolitan Government
of Nashville & Davidson
County Series 2026D,
G.O. Unlimited,
5.00%, 1/1/2033 50,000 56,578
Metropolitan Government
of Nashville & Davidson
County Electric, Series
2024A, Revenue,
5.00%, 5/15/2039 50,000 55,843
5.00%, 5/15/2043 25,000 27,400
Metropolitan Knoxville
Airport Authority Airport,
Series 2024A, Revenue,
5.25%, 6/1/2054 60,000 62,956
State of Tennessee Series
2023A, G.O. Unlimited,
5.00%, 5/1/2027 20,000 20,440
5.00%, 5/1/2033 20,000 22,848
5.00%, 5/1/2041 35,000 38,495
5.00%, 5/1/2042 30,000 32,831
5.00%, 5/1/2043 15,000 16,358
Tennessee State School
Bond Authority Higher
Education Facilities
Second Program, Series
2022A, Revenue, State
Aid Intercept,
5.00%, 11/1/2041 75,000 82,021
5.00%, 11/1/2042 20,000 21,777
5.00%, 11/1/2052 10,000 10,446
The Health & Educational
Facilities Board of The
Metropolitan Government
of Nashville & Davidson
County Vanderbilt
University (The),
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2054 45,000 47,339
The Sports Authority of The
Metropolitan Government
of Nashville & Davidson
County Stadium Project,
Series 2023A, Revenue,
AG Insured,
5.25%, 7/1/2048 10,000 10,701
5.25%, 7/1/2053 40,000 42,351
967,786
Texas - 17 .6%
Alamo Community College
District Series 2017, G.O.
Limited, Refunding,
5.00%, 8/15/2027 15,000 15,431
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
Aldine Independent School
District Series 2017A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2030 $ 35,000 $ 35,504
Aldine Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2043 35,000 38,131
Aldine Independent School
District Series 2024A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2038 100,000 111,173
Aldine Independent School
District Series 2024B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2041 50,000 54,826
Alvin Independent School
District Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
3.38%, 2/15/2040 95,000 90,534
Austin Independent School
District School Building,
Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2028 10,000 10,498
5.00%, 8/1/2031 70,000 73,182
Austin Independent School
District School Building,
Series 2021, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2029 25,000 26,722
Austin Independent School
District School Building,
Series 2023, G.O.
Unlimited,
5.00%, 8/1/2042 15,000 16,218
Austin Independent School
District School Building,
Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2029 10,000 10,689
5.00%, 8/1/2031 25,000 27,603
5.00%, 8/1/2041 50,000 54,171
Board of Regents of the
University of Texas
System Series 2019A,
Revenue, Refunding,
5.00%, 8/15/2031 15,000 15,995
Board of Regents of the
University of Texas
System Series 2019B,
Revenue,
5.00%, 8/15/2049 100,000 112,526

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
Board of Regents of the
University of Texas
System Series 2024A,
Revenue, Refunding,
5.00%, 8/15/2028 $ 20,000 $ 21,017
Board of Regents of the
University of Texas
System Series 2025B,
Revenue,
5.00%, 8/15/2028 10,000 10,508
Celina Independent School
District Series 2025A,
G.O. Unlimited, PSF
Guaranty,
5.25%, 2/15/2055 25,000 26,713
City of Austin Public
Improvement, Series
2023, G.O. Limited,
Refunding,
5.00%, 9/1/2028 60,000 63,091
City of Austin Public
Improvement, Series
2024, G.O. Limited,
5.00%, 9/1/2034 70,000 79,780
City of Austin Public
Improvement, Series
2024, G.O. Limited,
Refunding,
5.00%, 9/1/2041 45,000 49,581
City of Austin Series 2025,
G.O. Limited,
5.00%, 9/1/2045 25,000 27,232
5.00%, 9/1/2044 10,000 10,993
City of Austin Public
Improvement, Series
2025, G.O. Limited,
Refunding,
5.00%, 9/1/2031 30,000 33,146
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
5.00%, 11/15/2027 75,000 77,592
5.00%, 11/15/2028 60,000 62,048
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
Pre-Refunded,
5.00%, 11/15/2028
(d)
5,000 5,162
City of Austin Water &
Wastewater System,
Series 2022, Revenue,
Refunding,
5.00%, 11/15/2026 115,000 116,009
City of Austin Water &
Wastewater System,
Series 2024, Revenue,
5.00%, 11/15/2042 25,000 27,499
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
City of Austin Water &
Wastewater System,
Series 2024, Revenue,
Refunding,
5.00%, 11/15/2031 $ 20,000 $ 22,187
5.00%, 11/15/2029 15,000 16,155
5.00%, 11/15/2026 20,000 20,176
5.00%, 11/15/2049 35,000 36,837
City of Austin Electric Utility,
Series 2025, Revenue,
5.00%, 11/15/2041 25,000 27,678
City of Brownsville Series
2025A, G.O. Limited,
5.00%, 2/15/2043 55,000 60,026
City of Corpus Christi Utility
System, Series 2024,
Revenue, Refunding,
5.00%, 7/15/2030 10,000 10,756
5.00%, 7/15/2049 55,000 56,924
City of Dallas Series 2017,
G.O. Limited, Refunding,
5.00%, 2/15/2031 100,000 101,404
City of Dallas Series 2019A,
G.O. Limited, Refunding,
5.00%, 2/15/2029 25,000 26,511
5.00%, 2/15/2030 45,000 47,704
City of Dallas Series 2023A,
G.O. Limited, Refunding,
5.00%, 2/15/2029 10,000 10,604
5.00%, 2/15/2039 70,000 76,351
City of Dallas Series 2024A,
G.O. Limited,
5.00%, 2/15/2033 25,000 28,014
City of Dallas Series 2024B,
G.O. Limited,
5.00%, 2/15/2030 20,000 21,553
5.00%, 2/15/2028 15,000 15,603
City of Dallas Series 2024C,
G.O. Limited, Refunding,
5.00%, 2/15/2027 110,000 111,681
5.00%, 2/15/2034 80,000 90,691
City of Dallas Series 2025,
G.O. Limited,
5.00%, 2/15/2027 25,000 25,382
City of Dallas Waterworks
& Sewer System, Series
2016A, Revenue,
Refunding,
5.00%, 10/1/2032 45,000 45,242
City of Dallas Waterworks
& Sewer System, Series
2020C, Revenue,
Refunding,
5.00%, 10/1/2032 45,000 48,750
5.00%, 10/1/2033 50,000 53,950
City of Denton Utility System,
Series 2017, Revenue,
5.00%, 12/1/2029 10,000 10,092
5.00%, 12/1/2027 15,000 15,140

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
5.00%, 12/1/2030 $ 10,000 $ 10,086
5.00%, 12/1/2028 80,000 80,768
5.00%, 12/1/2031 75,000 75,606
City of Fort Worth Water &
Sewer System, Series
2020A, Revenue,
Refunding,
5.00%, 2/15/2027 45,000 45,673
City of Garland Electric Utility
System, Series 2019A,
Revenue, Refunding,
5.00%, 3/1/2030 15,000 16,144
City of Houston Public
Improvement, Series
2017A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 45,000 45,763
5.00%, 3/1/2030 60,000 60,901
5.00%, 3/1/2031 20,000 20,288
City of Houston Public
Improvement, Series
2019A, G.O. Limited,
Refunding,
5.00%, 3/1/2031 25,000 26,404
City of Houston Public
Improvement, Series
2021A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 35,000 36,473
City of Houston Public
Improvement, Series
2024A, G.O. Limited,
Refunding,
5.25%, 3/1/2049 25,000 26,764
City of Houston Combined
Utility System, Series
2002C, Revenue,
Refunding,
5.00%, 11/15/2027 50,000 51,742
City of Houston Combined
Utility System, Series
2016B, Revenue,
Refunding,
5.00%, 11/15/2027 45,000 45,434
City of Houston Combined
Utility System, Series
2017B, Revenue,
Refunding,
5.00%, 11/15/2028 10,000 10,296
City of Houston Airport
System, Series 2018B,
Revenue, Refunding,
5.00%, 7/1/2028 10,000 10,478
City of Houston Airport
System, Series 2018D,
Revenue, Refunding,
5.00%, 11/15/2028 10,000 10,553
5.00%, 7/1/2028 60,000 62,871
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
City of Houston Airport
System, Series 2023B,
Revenue, Refunding, AG
Insured,
5.00%, 7/1/2028 $ 10,000 $ 10,484
City of Houston Combined
Utility System, Series
2024A, Revenue,
Refunding,
5.25%, 11/15/2054 25,000 26,393
City of Houston Hotel
Occupancy, Series 2026A,
Revenue,
5.00%, 9/1/2041 60,000 66,282
City of San Antonio General
Improvement, Series
2019, G.O. Limited,
Refunding,
5.00%, 8/1/2031 10,000 10,658
5.00%, 8/1/2030 60,000 64,139
City of San Antonio
Electric & Gas Systems,
Series 2017, Revenue,
Refunding,
5.00%, 2/1/2042 10,000 10,138
City of San Antonio Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2030 75,000 81,489
5.00%, 5/15/2028 10,000 10,477
5.00%, 5/15/2031 60,000 64,956
City of San Antonio Electric
& Gas Systems, Series
2021A, Revenue,
Refunding,
5.00%, 2/1/2040 30,000 31,806
5.00%, 2/1/2049 35,000 36,202
City of San Antonio Electric
& Gas Systems, Series
2023C, Revenue,
Refunding,
5.00%, 2/1/2041 100,000 109,102
City of San Antonio Electric
& Gas Systems, Series
2024A, Revenue,
Refunding,
5.00%, 2/1/2037 50,000 56,226
5.25%, 2/1/2043 60,000 66,330
City of San Antonio Water
System, Series 2024B,
Revenue,
5.00%, 2/1/2042 50,000 54,543
5.00%, 5/15/2044 100,000 109,181
5.00%, 5/15/2047 30,000 31,971
City of San Antonio Electric
& Gas Systems, Series
2024B, Revenue,
Refunding,
5.00%, 2/1/2043 105,000 114,031

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
City of San Antonio Electric
& Gas Systems, Series
2024D, Revenue,
Refunding,
5.00%, 2/1/2030 $ 10,000 $ 10,810
City of San Antonio Water
System, Series 2025C,
Revenue, Refunding,
5.00%, 5/15/2031 10,000 11,026
City of Seguin Series 2025,
G.O. Limited,
5.50%, 9/1/2059 60,000 64,623
Clear Creek Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2044 10,000 10,882
Collin County Community
College District Series
2020A, G.O. Limited,
5.00%, 8/15/2031 35,000 37,253
5.00%, 8/15/2028 15,000 15,752
Comal Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 10,000 10,414
5.00%, 2/15/2029 20,000 21,219
Conroe Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 75,000 83,514
County of Collin Series 2025,
G.O. Limited,
5.00%, 2/15/2035 55,000 63,035
County of Fort Bend Series
2023, G.O. Unlimited,
5.25%, 3/1/2053 100,000 106,185
County of Harris Toll Road,
Series 2022A, G.O.
Limited, Refunding,
5.00%, 8/15/2029 35,000 37,560
5.00%, 8/15/2027 20,000 20,579
County of Harris Toll Road,
Series 2023A, G.O.
Limited,
5.00%, 9/15/2048 10,000 10,496
County of Harris Toll Road,
Series 2024, G.O. Limited,
5.00%, 9/15/2054 75,000 78,058
County of Harris Toll Road,
Series 2007C, G.O.
Unlimited, Refunding, AG
Insured,
5.25%, 8/15/2029 40,000 43,251
5.25%, 8/15/2026 15,000 15,045
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
County of Harris Toll Road,
Series 2024A, G.O.
Unlimited, Refunding,
5.00%, 9/15/2030 $ 10,000 $ 10,931
County of Harris Toll Road,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 9/15/2026 25,000 25,120
County of Harris Toll Road,
Series 2018A, Revenue,
Refunding,
5.00%, 8/15/2029 10,000 10,387
5.00%, 8/15/2028 100,000 103,987
County of Harris Toll Road,
Series 2021, Revenue,
Refunding,
5.00%, 8/15/2028 15,000 15,759
County of Harris Toll Road,
Series 2022A, Revenue,
Refunding,
5.00%, 8/15/2027 20,000 20,558
5.00%, 8/15/2028 30,000 31,517
County of Harris Toll Road,
Series 2025A, Revenue,
Refunding,
4.50%, 8/15/2055 75,000 73,644
County of Travis Series
2016A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 35,000 35,000
County of Travis Series
2019A, G.O. Limited,
5.00%, 3/1/2030 15,000 15,923
County of Williamson Series
2024, G.O. Limited,
5.00%, 2/15/2028 15,000 15,598
Crowley Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/1/2048 60,000 62,670
Cypress-Fairbanks
Independent School
District Series 2019A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2031 10,000 10,593
Cypress-Fairbanks
Independent School
District Series 2020A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2031 10,000 10,975
Cypress-Fairbanks
Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 35,000 36,430

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
Dallas Area Rapid Transit
Series 2007, Revenue,
Refunding, AMBAC
Insured,
5.25%, 12/1/2028 $ 50,000 $ 53,089
Dallas Fort Worth
International Airport
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2026 10,000 10,078
Dallas Fort Worth
International Airport
Series 2020B, Revenue,
Refunding,
5.00%, 11/1/2026 10,000 10,078
5.00%, 11/1/2032 20,000 21,724
Dallas Fort Worth
International Airport
Series 2025B, Revenue,
Refunding,
5.00%, 11/1/2041 60,000 65,857
Dallas Independent School
District Series 2019B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 75,000 79,614
Dallas Independent School
District Series 2021A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2028 10,000 10,404
Dallas Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2034 80,000 89,696
5.00%, 2/15/2039 50,000 54,513
5.00%, 2/15/2042 50,000 53,959
Dallas Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2029 35,000 37,225
5.00%, 2/15/2027 35,000 35,526
Dallas Independent School
District Series 2025C,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2033 10,000 11,277
Dallas Independent School
District Series 2026A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2032 15,000 16,727
Denton Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2029 25,000 26,757
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
Forney Independent School
District School Building,
Series 2022B, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2036 $ 55,000 $ 59,773
5.00%, 8/15/2038 20,000 21,592
Forney Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2048 70,000 72,896
Fort Bend Independent
School District Series
2026A, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/15/2045 20,000 21,901
Frenship Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2055 30,000 31,213
Frisco Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 20,000 20,273
Garland Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2031 15,000 16,497
Grand Parkway
Transportation Corp. Tela
Supported, Series 2018A,
Revenue,
5.00%, 10/1/2032 85,000 88,123
5.00%, 10/1/2043 50,000 51,244
Grapevine-Colleyville
Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2029 15,000 16,101
Gregory-Portland
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2038 45,000 48,819
Harris County Cultural
Education Facilities
Finance Corp. Thermal
Utility Teco Project,
Series 2017, Revenue,
Refunding,
5.00%, 11/15/2031 85,000 87,286
5.00%, 11/15/2029 105,000 108,087
5.00%, 11/15/2028 95,000 97,892
5.00%, 11/15/2033 10,000 10,247

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
Harris County Flood Control
District Improvement,
Series 2025, G.O. Limited,
Refunding,
5.00%, 9/15/2026 $ 20,000 $ 20,093
Harris County Flood Control
District Contract, Series
2017A, Revenue,
Refunding,
5.00%, 10/1/2032 25,000 25,620
Hays Consolidated
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2037 30,000 32,678
Highland Park Independent
School District Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/15/2030 25,000 27,023
5.00%, 2/15/2031 50,000 54,921
Houston Independent School
District Series 2025A,
G.O. Limited, Refunding,
PSF Guaranty,
5.00%, 2/15/2036 25,000 28,509
Katy Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2048 75,000 78,657
Katy Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2027 45,000 45,679
Killeen Independent School
District School Building,
Series 2018, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 75,000 78,051
Klein Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2039 85,000 93,304
Lamar Consolidated
Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2039 125,000 136,668
5.00%, 2/15/2042 80,000 86,140
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 25,000 26,780
5.00%, 8/15/2033 35,000 37,090
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
Lewisville Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2028 $ 90,000 $ 94,613
5.00%, 8/15/2040 65,000 71,204
Lone Star College System
Series 2016, G.O. Limited,
Refunding,
5.00%, 2/15/2029 35,000 35,040
Longview Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2043 15,000 16,417
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019,
Revenue, Refunding,
5.00%, 5/15/2031 25,000 26,481
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019A,
Revenue, Refunding,
5.00%, 5/15/2044 45,000 46,500
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2020,
Revenue, Refunding,
5.00%, 5/15/2045 10,000 10,302
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2050 10,000 10,195
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2021,
Revenue, Refunding,
5.00%, 5/15/2037 100,000 106,003
5.00%, 5/15/2051 50,000 50,936
Lower Colorado River
Authority Series 2022,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2035 35,000 37,973
5.00%, 5/15/2039 45,000 48,217
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023A,
Revenue, Refunding,
5.25%, 5/15/2048 80,000 84,467

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
Lower Colorado River
Authority Series 2024,
Revenue, Refunding,
5.00%, 5/15/2034 $ 35,000 $ 39,132
5.00%, 5/15/2039 100,000 109,313
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2024,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2041 15,000 16,288
5.00%, 5/15/2049 10,000 10,390
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2024A,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2041 20,000 21,934
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2025,
Revenue, Refunding, BAM
Insured,
5.00%, 5/15/2055 55,000 56,828
Mesquite Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2049 75,000 79,783
North East Independent
School District Series
2007, G.O. Unlimited,
Refunding, PSF Guaranty,
5.25%, 2/1/2028 15,000 15,656
5.25%, 2/1/2030 25,000 27,243
5.25%, 2/1/2027 20,000 20,313
North Harris County
Regional Water Authority
Series 2016, Revenue,
Refunding,
5.00%, 12/15/2028 10,000 10,106
5.00%, 12/15/2031 10,000 10,096
5.00%, 12/15/2030 15,000 15,148
North Texas Municipal Water
District Water System,
Series 2016, Revenue,
Refunding,
5.00%, 9/1/2035 15,000 15,041
North Texas Tollway
Authority System,
Series 2022B, Revenue,
Refunding,
5.00%, 1/1/2028 10,000 10,349
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
North Texas Tollway
Authority System,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2035 $ 15,000 $ 16,928
5.00%, 1/1/2045 15,000 16,123
Northside Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2028 15,000 15,421
Northside Independent
School District Series
2021, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2028 25,000 26,287
5.00%, 8/15/2029 45,000 48,219
Northwest Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 100,000 108,979
5.00%, 2/15/2048 75,000 78,197
Northwest Independent
School District Series
2024A, G.O. Unlimited,
PSF Guaranty,
5.00%, 2/15/2035 60,000 66,734
Permanent University Fund
- Texas A&M University
System Series 2023,
Revenue,
5.00%, 7/1/2030 10,000 10,867
Permanent University Fund
- Texas A&M University
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2031 10,000 11,028
Permanent University Fund
- University of Texas
System Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2043 10,000 10,961
Pflugerville Independent
School District Series
2023A, G.O. Unlimited,
4.00%, 2/15/2044 110,000 108,915
5.00%, 2/15/2033 20,000 22,098
Plano Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 2/15/2028 20,000 20,830
5.00%, 2/15/2041 65,000 70,034
Port Authority of Houston
of Harris County Series
2020A2, G.O. Unlimited,
Refunding,
5.00%, 10/1/2027 35,000 36,095
5.00%, 10/1/2029 20,000 21,487

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
Prosper Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2041 $ 50,000 $ 54,756
Richardson Independent
School District Series
2022A, G.O. Unlimited,
PSF Guaranty,
5.00%, 2/15/2039 15,000 16,272
Round Rock Independent
School District Series
2019A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2027 15,000 15,419
Round Rock Independent
School District Series
2025B, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/1/2040 15,000 16,847
Royse City Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2048 65,000 67,895
Spring Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 8/15/2044 20,000 21,401
State of Texas Transportation
Commission, Series 2025,
G.O. Unlimited, Refunding,
5.00%, 10/1/2040 75,000 84,112
State of Texas Transportation
Commission, Series B,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 15,000 15,448
Texas A&M University Series
2024A, Revenue,
5.00%, 5/15/2030 15,000 16,264
Texas Department of
Transportation State
Highway Fund, Series
2016-A, Revenue,
5.00%, 10/1/2027 75,000 75,465
Texas Municipal Gas
Acquisition & Supply
Corp. I Gas Supply,
Series 2008D, Revenue,
Refunding,
6.25%, 12/15/2026 40,000 40,585
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 130,000 135,973
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
Texas Municipal Gas
Acquisition & Supply
Corp. IV Gas Supply,
Series 2023B, Revenue,
Mandatory Put,
5.50%, 1/1/2054
(a)(b)
$ 15,000 $ 16,398
Texas Private Activity Bond
Surface Transportation
Corp. NTE Mobility
Partners LLC, Series
2019A, Revenue,
Refunding,
5.00%, 12/31/2030 40,000 42,429
Texas State University
System Series 2024,
Revenue,
5.00%, 3/15/2035 20,000 22,594
Texas State University
System Series 2024,
Revenue, Refunding,
5.00%, 3/15/2042 45,000 49,222
Texas Transportation
Finance Corp. Series
2025A, Revenue,
5.00%, 10/1/2040 15,000 16,661
5.00%, 10/1/2042 15,000 16,552
5.00%, 10/1/2045 25,000 27,184
Texas Transportation
Finance Corp. SH 288
System Toll, Series
2025A, Revenue,
Refunding,
5.25%, 10/1/2055 70,000 74,639
5.50%, 10/1/2055 70,000 76,236
Texas Water Development
Board State Water
Implementation, Series
2015A, Revenue,
5.00%, 10/15/2045 65,000 65,042
Texas Water Development
Board State Water
Implementation, Series
2017A, Revenue,
5.00%, 4/15/2027 80,000 81,646
Texas Water Development
Board State Revolving
Fund, Series 2018,
Revenue,
5.00%, 8/1/2032 30,000 30,733
Texas Water Development
Board State Water
Implementation, Series
2018A, Revenue,
5.00%, 10/15/2028 25,000 26,093
5.00%, 10/15/2029 70,000 72,922

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Texas - 17.6% continued
Texas Water Development
Board State Water
Implementation, Series
2018B, Revenue,
5.00%, 10/15/2026 $ 50,000 $ 50,355
Texas Water Development
Board State Revolving
Fund, Series 2019,
Revenue,
5.00%, 8/1/2029 70,000 74,968
5.00%, 8/1/2039 50,000 52,447
Texas Water Development
Board State Revolving
Fund, Series 2021,
Revenue,
5.00%, 8/1/2027 90,000 92,594
Texas Water Development
Board State Revolving
Fund, Series 2022,
Revenue,
5.00%, 8/1/2033 60,000 67,083
5.00%, 8/1/2037 60,000 65,807
Texas Water Development
Board Master Trust,
Series 2025, Revenue,
4.80%, 10/15/2056 75,000 76,015
5.00%, 10/15/2044 35,000 38,403
Tomball Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 25,000 26,025
Trinity River Authority Central
Regional Wastewater
System, Series 2018,
Revenue, Refunding,
5.00%, 8/1/2033 55,000 57,190
University of Houston
Series 2022A, Revenue,
Refunding,
5.00%, 2/15/2041 80,000 85,764
University of North Texas
Series 2022, Revenue,
Refunding,
5.00%, 4/15/2047 50,000 50,930
Wylie Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2036 10,000 11,143
10,804,795
Utah - 1 .7%
Intermountain Power
Agency Power Supply,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2032 35,000 38,420
5.00%, 7/1/2040 30,000 32,139
5.00%, 7/1/2041 90,000 96,137
5.00%, 7/1/2043 25,000 26,556
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Utah - 1.7% continued
5.00%, 7/1/2044 $ 15,000 $ 15,863
5.00%, 7/1/2042 40,000 42,585
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2029 50,000 53,287
5.00%, 7/1/2028 10,000 10,463
5.00%, 7/1/2033 15,000 16,651
5.00%, 7/1/2038 40,000 43,541
5.00%, 7/1/2041 80,000 86,079
Intermountain Power Agency
Power Supply, Series
2024A, Revenue,
5.00%, 7/1/2041 80,000 86,972
State of Utah Series 2019,
G.O. Unlimited,
5.00%, 7/1/2032 10,000 10,578
5.00%, 7/1/2033 15,000 15,846
State of Utah Series 2020,
G.O. Unlimited,
5.00%, 7/1/2028 10,000 10,509
State of Utah Series 2020B,
G.O. Unlimited,
5.00%, 7/1/2029 45,000 47,751
5.00%, 7/1/2028 20,000 21,017
University of Utah (The)
Series 2022A, Revenue,
5.00%, 8/1/2046 80,000 83,896
University of Utah (The)
Series 2023A, Revenue,
5.00%, 8/1/2042 10,000 10,797
University of Utah (The)
Series 2023B, Revenue,
5.25%, 8/1/2048 75,000 80,193
5.25%, 8/1/2053 10,000 10,592
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue, Refunding,
5.50%, 6/1/2040 65,000 72,184
Utah Transit Authority
Series 2018-2, Revenue,
Refunding, BAM Insured,
5.00%, 12/15/2040 10,000 10,312
Utah Transit Authority Series
2025, Revenue,
5.00%, 12/15/2042 35,000 39,025
Utah Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2031 35,000 39,091
5.00%, 12/15/2043 50,000 55,495
1,055,979
Virginia - 0 .9%
City of Chesapeake
Transportation System,
Series A, Revenue,
4.13%, 7/15/2042 20,000 20,003

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Virginia - 0.9% continued
County of Loudoun Series
2020A, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 12/1/2029 $ 15,000 $ 16,228
Loudoun County Economic
Development Authority
Public Facilities Lease,
Series 2020A, Revenue,
Refunding,
5.00%, 12/1/2026 55,000 55,522
Loudoun County Economic
Development Authority
Howard Hughes Medical
Institute, Series 2022A,
Revenue, Refunding,
4.00%, 10/1/2052 60,000 57,093
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2021A,
Revenue,
4.00%, 2/1/2032 115,000 119,822
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2023B,
Revenue, Refunding,
5.00%, 2/1/2034 20,000 22,510
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2024A,
Revenue,
5.00%, 2/1/2039 10,000 11,108
Virginia Commonwealth
Transportation Board
Capital Project, Series
2019, Revenue,
3.00%, 5/15/2037 65,000 60,778
Virginia Public Building
Authority Public Facilities,
Series 2020A, Revenue,
5.00%, 8/1/2033 140,000 151,731
514,795
Washington - 4 .7%
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor Vehicle
Excise Tax, Series
2016S1, Revenue,
5.00%, 11/1/2028 30,000 30,261
5.00%, 11/1/2031 90,000 90,744
5.00%, 11/1/2046 100,000 116,215
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Washington - 4.7% continued
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor
Vehicle Excise Tax,
Series 2021S1, Revenue,
Refunding,
4.00%, 11/1/2041 $ 55,000 $ 54,624
City of Seattle General
Improvement, Series
2021A, G.O. Limited,
Refunding,
5.00%, 12/1/2027 25,000 25,924
City of Seattle Municipal
Light & Power, Series
2022, Revenue,
Refunding,
5.00%, 7/1/2027 20,000 20,519
City of Seattle Municipal
Light & Power, Series
2025, Revenue,
Refunding,
5.00%, 2/1/2045 10,000 10,893
Clark County School District
No. 114 Evergreen, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 75,000 80,024
Clark County School District
No. 114 Evergreen, Series
2020, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 25,000 27,181
County of King Sewer,
Series 2016B, Revenue,
Refunding,
5.00%, 7/1/2027 40,000 40,037
County of King Sewer,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2049 85,000 90,047
Energy Northwest Project 3
Electric, Series 2017A,
Revenue, Refunding,
5.00%, 7/1/2028 20,000 20,487
Energy Northwest Columbia
Generating Station
Electric, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2038 30,000 31,455
Energy Northwest Columbia
Generating Station
Electric, Series 2020A,
Revenue, Refunding,
4.00%, 7/1/2039 75,000 75,778
5.00%, 7/1/2039 50,000 53,241

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Washington - 4.7% continued
Energy Northwest Columbia
Generating Station
Electric, Series 2021A,
Revenue, Refunding,
5.00%, 7/1/2041 $ 75,000 $ 79,972
Energy Northwest Columbia
Generating Station
Electric, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2037 70,000 76,809
Fircrest Properties State of
Washington DSHS Project,
Series 2024, Revenue,
5.00%, 6/1/2044 25,000 26,840
King & Snohomish Counties
School District No. 417
Northshore, Series 2025,
G.O. Unlimited, School
Bond Guaranty,
5.00%, 12/1/2034 15,000 17,302
King County Public Hospital
District No. 1 Valley
Medical Center, Series
2016, G.O. Limited,
Refunding,
5.00%, 12/1/2028 135,000 136,126
King County School District
No. 210 Federal Way,
Series 2018, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2030 65,000 67,340
King County School District
No. 403 Renton, Series
2023, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2036 65,000 72,001
King County School District
No. 405 Bellevue, Series
2016, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2026 55,000 55,558
5.00%, 12/1/2030 80,000 80,862
King County School District
No. 412 Shoreline, Series
2018, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2031 70,000 73,797
King County School District
No. 414 Lake Washington,
Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2030 25,000 25,572
5.00%, 12/1/2031 10,000 10,218
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Washington - 4.7% continued
Kitsap County School District
No. 100-C Bremerton,
Series 2024, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2043 $ 65,000 $ 71,128
Pierce County School District
No. 3 Puyallup, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2029 15,000 15,344
5.00%, 12/1/2030 110,000 112,465
5.00%, 12/1/2033 10,000 10,203
Pierce County School District
No. 403 Bethel, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2033 10,000 10,608
5.00%, 12/1/2034 10,000 10,585
5.00%, 12/1/2035 80,000 84,493
5.00%, 12/1/2036 20,000 21,069
Port of Seattle Series 2022A,
Revenue, Refunding,
5.00%, 8/1/2033 10,000 11,152
State of Washington Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2028 45,000 45,084
State of Washington Series
2017B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 55,000 55,102
State of Washington Series
2017D, G.O. Unlimited,
5.00%, 2/1/2031 70,000 70,977
State of Washington Series
2018A, G.O. Unlimited,
5.00%, 8/1/2033 20,000 20,481
State of Washington Series
2018C, G.O. Unlimited,
5.00%, 2/1/2029 45,000 46,804
5.00%, 2/1/2032 100,000 103,740
5.00%, 2/1/2035 65,000 67,195
5.00%, 2/1/2034 20,000 20,701
State of Washington Series
2019A, G.O. Unlimited,
5.00%, 8/1/2042 40,000 41,241
State of Washington Series
2020A, G.O. Unlimited,
5.00%, 8/1/2027 45,000 46,223
State of Washington Series
2020C, G.O. Unlimited,
5.00%, 2/1/2028 45,000 46,773
State of Washington Series
2021C, G.O. Unlimited,
5.00%, 2/1/2036 20,000 21,721
State of Washington Series
2022A, G.O. Unlimited,
5.00%, 8/1/2028 10,000 10,521

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
June 30, 2026 (UNAUDITED)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Washington - 4.7% continued
5.00%, 8/1/2046 $ 60,000 $ 62,920
State of Washington Series
2022C, G.O. Unlimited,
5.00%, 2/1/2032 10,000 11,184
State of Washington Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 35,000 35,952
State of Washington Series
2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2035 30,000 34,714
State of Washington Series
2026C, G.O. Unlimited,
5.00%, 2/1/2042 50,000 55,815
State of Washington Series
2026D, G.O. Unlimited,
5.00%, 6/1/2045 100,000 109,954
State of Washington Series
R-2022A, G.O. Unlimited,
Refunding,
5.00%, 2/1/2031 15,000 16,528
State of Washington Series
R-2024C, G.O. Unlimited,
5.00%, 8/1/2034 25,000 28,692
State of Washington Series
R-2025B, G.O. Unlimited,
5.00%, 7/1/2034 30,000 34,405
State of Washington Series
R-2026B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2028 20,000 20,989
University of Washington
Series 2021A, Revenue,
Refunding,
5.00%, 4/1/2046 55,000 57,564
2,902,154
West Virginia - 0 .3%
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 6/1/2037 145,000 150,246
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 12/1/2036 10,000 10,548
160,794
Wisconsin - 1 .0%
City of Madison Series
2025D, G.O. Unlimited,
5.00%, 10/1/2026 20,000 20,112
Middleton-Cross Plains Area
School District School
Building & Improvement,
Series 2019A, G.O.
Unlimited,
3.25%, 3/1/2036 50,000 49,919
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.8% continued
Wisconsin - 1.0% continued
State of Wisconsin Series
2017-1, G.O. Unlimited,
Refunding,
5.00%, 11/1/2027 $ 75,000 $ 76,614
State of Wisconsin Series
2017-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 15,000 15,122
State of Wisconsin Series
2017-3, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 15,000 15,122
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2028 55,000 57,610
State of Wisconsin Series
2021-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 25,000 25,537
5.00%, 5/1/2030 10,000 10,880
State of Wisconsin Series
2023-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 60,000 62,847
State of Wisconsin Series
2024-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 70,000 71,504
State of Wisconsin Series
2025B, G.O. Unlimited,
5.00%, 5/1/2036 55,000 62,989
State of Wisconsin
Transportation, Series
2024-2, Revenue,
Refunding,
5.00%, 7/1/2031 65,000 72,061
5.00%, 7/1/2032 50,000 56,156
State of Wisconsin
Environmental
Improvement Fund,
Series 2024A, Revenue,
5.00%, 6/1/2033 45,000 51,012
647,485
Total Municipal Bonds
(Cost $59,796,825) 60,329,737
Total Investments - 98.8%
(Cost $59,796,825) 60,329,737
Other assets less liabilities - 1.2% 748,945
NET ASSETS - 100.0% $61,078,682
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of June 30, 2026.
(b) Maturity date represents the puttable date.
(c) When-Issued Securities. Total market value of all such
securities amounts to $125,261, which represents
approximately 0.21% of net assets of the fund.

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
(d) Pre-refunded security. Maturity date disclosed is earliest of the next put date or final maturity date.
(e) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
CWA Clean Water Act
ETM Escrowed to Maturity
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
As of June 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 671,056
Aggregate gross unrealized depreciation (138,144)
Net unrealized appreciation $ 532,912
Federal income tax cost $ 59,796,825
Security Type % of Net Assets
Municipal Bonds 98 .8%
Others
(1)
1 .2
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 60,330 $ — $ 60,330
Total
Investments $ — $60,330 $ — $60,330
(1)
Classifications as defined in the Schedule of Investments.

Notes to the Financial Statements
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
EXCHANGE TRADED FUNDS
June 30, 2026 (UNAUDITED)
1. Organization
Northern Funds (the “Trust”) is a Delaware statutory trust
and is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company. On February 13, 2025, the Board of
Trustees (“Board”) of the Trust unanimously voted to amend
the Declaration of Trust to permit the issuance of a series or a class of the Trust to operate as an exchange-traded fund
(“ETF”). The Trust offers 49 funds as of June 30, 2026.
The Northern Trust US Equity ETF commenced operations
on March 20, 2026. On such date, in connection with the
Fund’s launch, an in-kind contribution of securities was made by certain investors (the “Initial Investors”) to the newly
formed ETF in a tax-free contribution under Section 351(a)
of the Internal Revenue Code of 1986, as amended (the
"Contribution Date"). Each Initial Investor, simultaneously
and separately, transferred a pool of diversified securities
(“Contributed Assets”) to the Fund in exchange for Fund
shares with a net asset value equal to the market value
of the Contributed Assets on the Contribution Date (the
“Contribution”). Each of the Initial Investors’ basis in the ETF shares received, with respect to the Contribution, is equal to each of the Initial Investors’ basis in the Contributed Assets.
The Initial Investors contributed a total fair market value of
$756,904,525 in Contribution Assets on the Contribution
Date, with a cost basis of $130,502,295 and unrealized
appreciation of $626,402,230. The Contribution resulted in
the issuance of 30,273,181 shares to the Initial Investors
at $25 per share net asset value. The Fund experienced an
unrealized gain of $75,007,283 for the period from March
20, 2026 (commencement of operations) to June 30, 2026
(the “Period”).
The Northern Trust Intermediate Tax-Exempt Bond ETF,
Northern Trust Short-Term Tax-Exempt Bond ETF, Northern
Trust Tax-Exempt Bond ETF, (the "Tax-Exempt Bond ETFs"),
Northern Trust 2030 Inflation-Linked Distributing Ladder ETF,
Northern Trust 2035 Inflation-Linked Distributing Ladder ETF,
Northern Trust 2045 Inflation-Linked Distributing Ladder ETF,
Northern Trust 2055 Inflation-Linked Distributing Ladder ETF,
(the "Inflation-Linked Distributing Ladder ETFs"), Northern
Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern
Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern
Trust 2045 Tax-Exempt Distributing Ladder ETF, and Northern
Trust 2055 Tax-Exempt Distributing Ladder ETF,  (the "Tax-
Exempt Distributing Ladder ETFs") and Northern Trust US
Equity ETF, (each an “ETF” or “Fund” and collectively, the
“ETFs” or “Funds”) operate as ETFs and are each a non-
diversified portfolio pursuant to the 1940 Act. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each
of the ETFs is presented herein and has its own investment
objective. The investment objective of the Tax-Exempt
Bond ETFs is to provide investment results that correspond
generally to the price and yield performance, before fees and expenses, of a specified benchmark index. The investment
objective of the Inflation-Linked Distributing Ladder ETFs is
to provide periodic inflation-linked distributions through U.S.
Treasury Inflation Protected Securities (commonly known as
"TIPS"), consisting of income and/or principal through each
Fund's respective terminal year. The investment objective
of the Tax-Exempt Distributing Ladder ETFs is to provide
periodic distributions consisting of income exempt from
regular federal income tax and/or principal through each
Fund's respective terminal year. The investment objective
of the Northern Trust US Equity ETF is long-term capital
appreciation.
2. Significant Accounting Policies
The Trust, which is an investment company, follows
accounting and reporting guidance under Financial
Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946, “Financial Services-
Investment Companies.” The following is a summary of
significant accounting policies followed by the Funds in the preparation of their financial statements. These policies
are in conformity with accounting principles generally
accepted in the United States of America (“U.S. GAAP”).
The preparation of financial statements in conformity with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets and
liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported
amounts of revenues and expenses during the reporting
period. Actual results could differ from those estimates.
Investment Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange
(“NYSE”), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading, based on prices at the time of
closing provided that any U.S. fixed-income assets may be
valued as of the announced closing time for trading in fixed-
income instruments on any day that the Securities Industry
and Financial Markets Association announces an early
closing time. The NAV of a Fund is calculated by dividing
the value of all assets of the Fund (including accrued
interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total
number of shares outstanding.
The Board has designated Northern Trust Investments, Inc.
("NTI" or "Investment Adviser") as the valuation designee
pursuant to Rule 2a-5 under the 1940 Act to perform fair
value determinations relating to any or all Fund investments, subject to oversight by the Board. Accordingly, any securities for which market quotations are not readily available, or
for which the available price has been determined to not
represent a reliable, current market value, are valued at fair value as determined in good faith by the Investment Adviser

EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Notes to the Financial Statements
continued
EXCHANGE TRADED FUNDS
in accordance with valuation procedures approved by the
Board (the “Valuation Procedures”). Circumstances in which
securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a
security trades closes early, the trading volume in a security is limited, corporate actions and announcements take
place, or regulatory news is released such as governmental
approvals. The Board oversees NTI in its role as valuation
designee in accordance with the requirements of Rule 2a-5
under the 1940 Act. The Investment Adviser, in its discretion, may make adjustments to the prices of securities held by a
Fund if an event occurs after the publication of fair market values normally used on behalf of a Fund but before the
time as of which the Fund calculates its NAV, depending
on the nature and significance of the event, consistent
with applicable regulatory guidance and the Valuation
Procedures. This may occur particularly with respect to
certain foreign equity securities held by a Fund, in which
case the Investment Adviser may use adjustment factors
obtained from an independent fair value pricing service that are intended to reflect more accurately the value of those
securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities
include, for example, significant fluctuations in general
market indicators, governmental actions, or natural
disasters.
The use of fair valuation involves the risk that the values used by NTI to price a Fund’s investments may be higher or lower
than the values used by other investment companies and
investors to price the same investments. Fair value pricing
involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Tax-
Exempt Bond ETF’s NAV and the prices used by those Funds'
benchmark indexes. This difference may adversely affect a
Fund’s ability to track its benchmark index.
Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic
securities exchanges or the NASDAQ/NMS, including dollar-
denominated foreign securities or American Depositary
Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price
(“NOCP”). If there have been no sales for that day on the
exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or
system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.
Securities that are traded regularly in the over-the- counter market (other than the NASDAQ/NMS), including securities
listed on exchanges but primarily traded over-the-counter,
are valued on the basis of bid quotes or the mean between
the bid and asked quotes based upon quotes furnished by
one or more broker-dealers or market makers for those
securities. Securities that may be traded over-the-counter
include equity securities, fixed-income securities, non-
exchange-listed foreign securities, and certain derivative
instruments.
Fixed-income securities may be valued using prices provided
directly from one or more broker-dealers, market makers,
or independent third-party pricing services which may use
matrix pricing and valuation models, as well as recent
market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market
values of such securities. Such prices may be determined
by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.
Fixed-income securities maturing within a relatively short
period, less than 60 days, are valued at amortized cost when it approximates fair value.
Exchange-traded financial futures and options thereon
are valued at the settlement price as established by the
exchange on which they are traded. Over-the-counter
options are valued at broker provided bid prices, as are
swaps. The foregoing prices may be obtained from one
or more independent pricing services or, as needed or
applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives,
the contract is valued at fair value pursuant to the Trust’s fair value procedures.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology
failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may
result in delays in the calculation of the Funds’ NAVs and/
or the inability to calculate NAV over extended time periods.
The Funds may be unable to recover any losses associated
with such failures, and it may be necessary for alternative
procedures to be followed to price portfolio securities when determining the Funds’ NAVs.
Please refer to the Schedules of Investments to view the
valuation levels as of June 30, 2026 for each Fund.
Inflation-Indexed Securities
Certain Funds may invest in U.S. Treasury Inflation-Protected
Securities (“TIPS”).

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Notes to the Financial Statements
EXCHANGE TRADED FUNDS
June 30, 2026 (UNAUDITED)
TIPS have varying maturities and pay interest on a
semiannual basis equal to a fixed percentage of the inflation adjusted principal amount. If the periodic adjustment rate
measuring inflation falls, the principal value of TIPS will be adjusted downward, and consequently the interest payable
on these securities (calculated with respect to a smaller
principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation)
is guaranteed in the case of TIPS, even during a period of
deflation.
The value of TIPS is expected to change in response to
changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and
the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest
rates might decline, leading to an increase in value of TIPS.
In contrast, if nominal interest rates increase at a faster
rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any increase in the principal
amount of TIPS will be considered taxable ordinary income,
even though investors do not receive their principal until
maturity.
While these securities are expected to be protected from
long-term inflationary trends, short-term increases in
inflation may lead to a decline in value. If interest rates
rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the
increase is not reflected in the TIPS’ inflation measure.
The periodic adjustment of TIPS is tied to the Consumer Price
Index for Urban Consumers (“CPI-U”), which is calculated
monthly by the U.S. Bureau of Labor Statistics. The CPI-U
is a measurement of changes in the cost of living, made
up of components such as housing, food, transportation
and energy. There can be no assurance that the CPI-U will
accurately measure the real rate of inflation in the prices of goods and services.
Credit Enhancements
Certain investments owned by the Funds are covered by
insurance issued by private insurers, are backed by an
escrow or trust containing U.S. government securities
or U.S. government agency securities, or are otherwise
supported by letters of credit, standby purchase agreements
or other liquidity facilities. Such enhancements may ensure
the timely payment of the security’s principal and interest
or may shorten the security’s maturity. However, such
enhancements do not guarantee the market value of the
securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations.
For example, exposure to securities involving sub-prime
mortgages may cause a municipal bond insurer’s rating to
be downgraded or may cause the bond insurer to become
insolvent, which may affect the prices and liquidity of
municipal obligations insured by the insurer.
Taxes and Distributions
Each Fund has qualified and intends to continue to qualify
as a regulated investment company by complying with the
requirements under Subchapter M of the Internal Revenue
Code of 1986, as amended, which includes distributing
substantially all of its net investment income and net
capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial
statements.
As of June 30, 2026, management of the Funds has
reviewed all open tax years and major jurisdictions and
concluded that there is no tax liability resulting from
unrecognized tax benefits relating to uncertain income
tax positions taken or expected to be taken in future tax
returns. The Funds are also not aware of any tax positions
for which it is reasonably possible that the total amounts
of unrecognized tax benefits will significantly change in
the next 12 months. On an ongoing basis management will
monitor the tax positions taken to determine if adjustment
to conclusions are necessary based on factors including but
not limited to further implementation on guidance expected
from FASB and on-going analysis of tax law, regulation, and
interpretations thereof.
3. Investment Transactions and Related
Income and Expenses
Throughout the reporting period, investment transactions
are accounted for no later than one business day following
the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.
Interest income is recognized on an accrual basis. Bond
discount is accreted and premium is amortized using the
effective yield method. Gains or losses realized on sales of securities are determined using the specific identification
method by comparing the identified cost of the security lot
sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that
Fund, while expenses which are attributable to more than one
Fund are allocated among the respective Funds based upon
relative net assets or another reasonable basis. Expenses
included in the accompanying financial statements reflect
the expenses of a Fund and do not include any expenses
associated with underlying funds, as applicable. Expenses
are recognized on an accrual basis.
4. Investment Advisory Fees
NTI serves as the Investment Adviser of the Funds pursuant
to the Investment Advisory Agreement. The Investment
Adviser is responsible for making investment decisions
for the Funds and for placing purchase and sale orders for

EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Notes to the Financial Statements
continued
EXCHANGE TRADED FUNDS
portfolio securities, subject to the general supervision of the
Board.
As compensation for its advisory services and assumption
of certain Fund expenses, NTI is entitled to a unitary
management fee (“Management Fee”), computed daily and
payable monthly, at the annual rates set forth in the table
below (expressed as a percentage of each Fund’s respective
average daily net assets).
From the Management Fee, NTI pays most of the expenses
of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services
(“Covered Expenses”). Covered Expenses do not include the
following fees under the Investment Advisory Agreement:
(i) its advisory fees payable under the Investment Advisory
Agreement; (ii) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1
under the 1940 Act; (iii) interest expenses; (iv) brokerage
expenses and other expenses (such as stamp taxes) in
connection with the execution of portfolio transactions or
in connection with creation and redemption transactions; (v)
tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.
The Management Fee rate payable by each Fund is set forth
in the following table:
The Investment Adviser may voluntarily waive or reimburse
additional management fees or expenses. Any such
additional voluntary expense reimbursement or fee
waiver could be implemented, increased or decreased, or
discontinued at any time. Amounts waived or reimbursed by
the Investment Adviser pursuant to voluntary or contractual
agreements discussed above may not be recouped by the
Investment Adviser. These waivers and/or reimbursements
are shown as “Investment advisory fees reimbursed” on the
Statements of Operations, if any.
5. Administration Fees
Per terms of a Fund Servicing Agreement with the Trust,
JPMorgan Chase Bank, N.A. (the “Administrator”) serves
as administrator of the Funds. The Administrator provides
certain administrative services to the Funds. For these
services, the Administrator is entitled to certain fees
and reasonable out-of-pocket expenses. These fees and
expenses are Covered Expenses as defined above.
6. Custodian Fees
JPMorgan Chase Bank, N.A. (the “Custodian”) acts as
custodian for the Funds in accordance with a Global
Custody Agreement. The Custodian holds cash, securities
and other assets of the Funds as required by the 1940
Act. As compensation for the services rendered under the
agreement, the Custodian is entitled to fees and reasonable
out-of-pocket expenses. These fees and expenses are
Covered Expenses as defined above.
7. Trustees Fees
The Trust compensates each Trustee who is not an officer,
director or employee of Northern Trust Corporation, or its
subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.
8. Distribution and Service Plan
Northern Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba
ACA Group) serves as the Funds’ distributor and distributes
Creation Units (as described in Note 9) for each Fund on an
agency basis. The Distributor does not receive a fee from
the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor
pursuant to a separate letter agreement between it and NTI.
Each Fund has adopted a Distribution and Service Plan (“the
Plan”) pursuant to Rule 12b-1 under the 1940 Act. Payments
to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. The Plan has not been
implemented with respect to the Funds. The Plan may not be
implemented without further Board approval. The maximum
distribution fee is 0.25% of each Fund’s respective average
daily net assets under the Plan. The Funds did not pay any
12b-1 fees during the fiscal period.
9. Issuance and Redemption of Fund Shares
Each Fund only issues and redeems shares to Authorized
Participants in exchange for the deposit or delivery of a
basket of assets (securities and/or cash), in large blocks
Fund
Unitary
Management
Fee
Northern Trust US Equity ETF 0.08%
Northern Trust 2030 Inflation-Linked Distributing
Ladder ETF 0.10%
Northern Trust 2035 Inflation-Linked Distributing
Ladder ETF 0.10%
Northern Trust 2045 Inflation-Linked Distributing
Ladder ETF 0.10%
Northern Trust 2055 Inflation-Linked Distributing
Ladder ETF 0.10%
Northern Trust 2030 Tax-Exempt Distributing
Ladder ETF 0.18%
Northern Trust 2035 Tax-Exempt Distributing
Ladder ETF 0.18%
Northern Trust 2045 Tax-Exempt Distributing
Ladder ETF 0.18%
Northern Trust 2055 Tax-Exempt Distributing
Ladder ETF 0.18%
Northern Trust Intermediate Tax-Exempt Bond ETF 0.05%
Northern Trust Short-Term Tax-Exempt Bond ETF 0.05%
Northern Trust Tax-Exempt Bond ETF 0.05%

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Notes to the Financial Statements
EXCHANGE TRADED FUNDS
June 30, 2026 (UNAUDITED)
known as Creation Units, each of which is comprised of a
specified number of shares.
Retail investors may only purchase and sell fund shares
in the secondary market through a broker-dealer and such
transactions may be subject to customary commission and
fee rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset
transfer and other transaction costs associated with the
issuance and redemption of Creation Units. The transaction
fees are paid directly to the Fund and used to offset Fund
custody fees. Certain fees or costs associated with Creation
Unit purchases may be paid by NTI in certain circumstances.
In addition, the Trust may from time to time waive the
standard transaction fee. The net custody fees charged to
the Fund are paid for by the Investment Adviser through the
Fund’s Unitary Fee. Transaction fees remaining in the Funds
were as follows:
10. Investment Transactions
For the period ended June 30, 2026, the Northern Trust 2030
Inflation-Linked Distributing Ladder ETF, Northern Trust
2035 Inflation-Linked Distributing Ladder ETF, Northern Trust
2045 Inflation-Linked Distributing Ladder ETF and Northern
Trust 2055 Inflation-Linked Distributing Ladder ETF invested solely in U.S. Government, including U.S. government
agency, securities. The cost of securities purchased by each
Fund and proceeds from sales of securities, excluding short-
term securities and in-kind transactions for the period ended
June 30, 2026, were as follows:
11. In-Kind Transactions
During the period ended June 30, 2026, certain Funds
received securities in exchange for subscriptions of shares
(subscriptions-in-kind). For the period ended June 30, 2026, the fair value of the securities received for subscriptions for these Funds were as follows:
Certain Funds may deliver securities in exchange for
redemption of shares (redemptions-in-kind). For financial
reporting purposes, these Funds may record net realized
gains and losses in connection with each transaction. For
the period ended June 30, 2026, the fair value and realized
gain (losses) of the securities transferred for redemptions
for these Funds were as follows:
12. Guarantees and Indemnifications
In the normal course of business each Fund enters into
contracts with third-party service providers that contain a
variety of representations and warranties and that provide
general indemnifications. Additionally, under the Funds’
Fund
As of
June 30,
2026
As of
December 31,
2025
Northern Trust 2030 Inflation-
Linked Distributing Ladder ETF
$ 1,500 $ 250
Northern Trust 2035 Inflation-
Linked Distributing Ladder ETF
500 250
Northern Trust 2045 Inflation-
Linked Distributing Ladder ETF
— 500
Northern Trust 2055 Inflation-
Linked Distributing Ladder ETF
— 500
Northern Trust 2030 Tax-Exempt
Distributing Ladder ETF
1,000 500
Northern Trust 2035 Tax-Exempt
Distributing Ladder ETF
1,000 —
Northern Trust 2055 Tax-Exempt
Distributing Ladder ETF
500 500
Northern Trust Intermediate Tax-
Exempt Bond ETF
3,000 4,750
Northern Trust Short-Term Tax-
Exempt Bond ETF
2,000 3,000
Northern Trust Tax-Exempt Bond
ETF
750 2,000
Fund Purchases Sales
Northern Trust US Equity ETF
$ 3,134,170 $ 1,648,671
Fund Purchases Sales
Northern Trust 2030 Inflation-
Linked Distributing Ladder ETF
9,151,494 5,423,746
Northern Trust 2035 Inflation-
Linked Distributing Ladder ETF
1,804,394 1,904,030
Northern Trust 2045 Inflation-
Linked Distributing Ladder ETF
177,032 1,174,073
Northern Trust 2055 Inflation-
Linked Distributing Ladder ETF
1,145,549 2,203,230
Northern Trust 2030 Tax-Exempt
Distributing Ladder ETF
4,649,165 2,578,984
Northern Trust 2035 Tax-Exempt
Distributing Ladder ETF
8,092,278 —
Northern Trust 2045 Tax-Exempt
Distributing Ladder ETF
104,755 2,127,332
Northern Trust 2055 Tax-Exempt
Distributing Ladder ETF
— 4,169,208
Northern Trust Intermediate Tax-
Exempt Bond ETF
115,405,254 12,097,188
Northern Trust Short-Term Tax-
Exempt Bond ETF
49,308,318 4,260,602
Northern Trust Tax-Exempt Bond
ETF
41,847,924 7,705,963
Fund Fair Value
Northern Trust US Equity ETF $ 41,242,155
Northern Trust 2030 Inflation-Linked Distributing
Ladder ETF 7,990,862
Northern Trust 2035 Inflation-Linked Distributing
Ladder ETF 4,001,166
Northern Trust 2045 Inflation-Linked Distributing
Ladder ETF 1,009,667
Fund Fair Value
Net Realized
Gains(Losses)
Northern Trust US Equity ETF $ 42,370,063 $ —

EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
Notes to the Financial Statements
continued
EXCHANGE TRADED FUNDS
organizational documents, the officers and trustees are
indemnified against certain liabilities arising out of the
performance of their duties to the Funds. The Funds’
maximum exposure under these arrangements is unknown,
as it involves possible future claims that may or may not
be made against the Funds. However, the Funds have not
had prior claims or losses pursuant to these contracts and
believe the risk of loss to be remote.
13. Operating Segments
The Funds adopted FASB Accounting Standards
Update (ASU) 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU
2023-07”). Adoption of the new standard impacted financial
statement disclosures only and did not affect each Fund’s
financial position or the results of its operations. An operating segment is defined in ASU 2023-07 as a component of
a public entity that engages in business activities from
which it may recognize revenues and incur expenses, has
operating results that are regularly reviewed by the public
entity’s chief operating decision maker (“CODM”) to make
decisions about resources to be allocated to the segment
and assess its performance, and has discrete financial
information available. NTI acts as the CODM. Each Fund
within the Trust represents a single operating segment,
as the CODM monitors the operating results of each Fund
as a whole and each Fund’s long-term strategic asset
allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is
executed by the respective Fund’s portfolio managers as a
team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions which are
used by the CODM to assess the segment’s performance
and to make resource allocation decisions for each Fund
(as a single segment), is consistent with that presented
within each Fund’s financial statements. Segment assets
are reflected on the accompanying Statements of Assets
and Liabilities as “total assets” and significant segment
expenses are listed on the accompanying Statements of
Operations.
14. Global Instability
Unexpected political, regulatory and diplomatic events
and military conflicts around the world may affect investor
and consumer confidence and may adversely impact
global and domestic financial markets and the broader
economy. Such conflicts have caused, and could continue
to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those conflicts have, and could continue to
have, a significant impact on certain Fund investments as
well as Fund performance and liquidity. The economies of
the United States and its trading partners, as well as the
financial markets generally, may be adversely impacted by
trade disputes and other matters.
15. Subsequent Events
Management has evaluated subsequent events for the
Funds through the date the financial statements were
issued, and has concluded that there are no recognized or
non-recognized subsequent events relevant for financial
statement disclosure.

NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
Form N-CSR - Items 8 - 11
EXCHANGE TRADED FUNDS
June 30, 2026 {Unaudited}
Item 8. Changes in and Disagreements with
Accountants for Open-End Management
Investment Companies.
There were no changes in or disagreements
with accountants on accounting and financial
disclosures required by Item 304 of Regulation S-K
[17 CFR 229.304].
Item 9. Proxy Disclosures for Open-End
Management Investment Companies.
There were no matters submitted during the period
covered by the report to a vote of shareholders,
through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers,
and Others of Open-End Management Investment
Companies.
The information is disclosed as part of the financial
statements for each Fund as part of Item 7: Financial
Statements and Financial Highlights for Open-End
Management Investment Companies.
Item 11. Statement Regarding Basis for Approval
of Investment Advisory Contract.

EXCHANGE TRADED FUNDS

NORTHERN FUNDS SEMI-ANNUAL REPORT
APPROVAL OF ADVISORY AGREEMENT
EXCHANGE TRADED FUNDS
{Unaudited}
15(c) Considerations for Northern Trust US Equity ETF
At an in-person meeting held on February 18-19, 2026
(the “ Meeting”), the Board of Trustees (the “Board” or the
“Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (“Independent
Trustees”) as defined in the Investment Company Act of
1940 (the “1940 Act”) voting separately, reviewed and
unanimously approved the investment management
agreement (the “Management Agreement”) between
Northern Trust Investments, Inc. (“Northern”) and the Trust,
on behalf of Northern Trust US Equity ETF (the “Fund”).
At the Meeting, the Trustees received, considered
and discussed a variety of information relating to the
Management Agreement and Northern, including written
materials and verbal presentations. Throughout the process,
the Trustees asked questions of Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel
and received a memorandum from their independent legal
counsel regarding their responsibilities under applicable
law. They met in executive session at the Meeting with
their independent legal counsel and without employees of
Northern or the interested Trustee present. In evaluating
the Management Agreement, the Independent Trustees
discussed with independent legal counsel Northern’s
reports, presentations and other information that had been
provided to them at the Meeting.
The Trustees reviewed and assessed, among other things,
information relating to: (a) the nature, extent and quality of the services to be provided by Northern; (b) the proposed
contractual management fee rate and estimated total
expense ratio of the Fund, including in comparison to those
borne by a group of comparable peer funds (“Expense
Group”) selected by an independent third-party provider of
fund data (“Data Provider”); (c) the anticipated cost of the services and profits to be realized by Northern from its
relationship with the Fund; (d) the existence and sharing
of potential economies of scale; (e) any fall-out benefits
to Northern that could result from Northern’s relationship
with the Fund; and (f) other factors deemed relevant by the
Trustees.
In addition, the Board reviewed, among other things,
materials relating to: (i) compliance reports; (ii) information about Northern’s risk management processes, stress
testing, business continuity and cyber-security programs;
(iii) the qualifications of Northern to provide services to the
Fund, including Northern’s proposed staffing for the Fund,
information on portfolio managers and other personnel,
as well as Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s financial resources
and investments in technology to benefit the Fund; and (v)
information about Northern’s expertise in managing and
supporting exchange-traded funds (“ETFs”).
The Trustees were provided with information on the
composition of the Expense Group for the Fund by the Data
Provider. In evaluating the Management Agreement for the
Fund, the Trustees gave weight to various factors, including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have
attributed different weight to different factors.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services to be provided by Northern to the Fund, including
both the investment advisory services and ancillary services.
These ancillary services include providing other services
necessary for the operation of the Fund and the Trust. The
Trustees considered that the Management Agreement
encompassed both the advisory and ancillary services being
rendered by Northern.
The Trustees considered that Northern will be responsible
for the management of the investment operations of
the Fund and the composition of the Fund’s portfolio,
including the day-to-day management of the Fund, subject
to the supervision of the Board. The Trustees discussed
that, under the Management Agreement, Northern will
be responsible for, among other things: (i) furnishing a
continuous investment program for the Fund; (ii) monitoring
for anticipated purchases and redemptions of creation
units of Fund shares; (iii) determining what investments or
securities will be purchased, retained or sold by the Fund,
and what portion of the Fund’s assets will be invested or
held uninvested as cash; (iv) trading the assets of the Fund with broker-dealers selected by Northern, including using
Northern’s best judgment to obtain the best overall terms
available in executing Fund transactions; and (v) reviewing
and preparing Fund regulatory documents.
The Trustees considered Northern’s significant commitments
to address regulatory compliance requirements applicable
to the Fund. They considered information regarding the
effectiveness and resources of the compliance team,
including maintaining and monitoring Northern’s and the
Fund’s compliance programs. The Trustees also noted that
on a regular basis they will receive and review information
from the Trust’s Chief Compliance Officer regarding the
Fund’s compliance policies and procedures. They considered
the quality of Northern’s compliance oversight program with
respect to the Fund’s service providers.
The Trustees considered ongoing expenditures made by
Northern to continue improving the quality and scope
of the services it offers, and the quality of Northern’s
communications with and services to shareholders of the
other series of the Trust. The Trustees noted that the scope of services provided by Northern, and the undertakings
required of Northern in connection with those services,
had expanded over time as a result of regulatory, market

APPROVAL OF ADVISORY AGREEMENT
EXCHANGE TRADED FUNDS
NORTHERN FUNDS SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS
{Unaudited}
and other developments, and that the Fund would benefit
from such expanded services. The Trustees considered
Northern’s initiatives undertaken in the past few years to
address additional regulatory and reporting requirements,
including with respect to ETFs, and how those initiatives
would also benefit the Fund.
The Trustees considered the qualifications, background
and responsibilities of Northern’s senior management and
investment personnel. They noted Northern’s recruitment
and retention plans for attracting investment professionals, as well as its portfolio management compensation structure.
The Trustees also considered the financial position and
stability of Northern Trust Corporation, the corporate parent of Northern.
Following consideration of this and other information, the
Board was satisfied with the nature, extent and quality of
services to be provided by Northern to the Fund and its
prospective shareholders.
Performance, Fee Rates, Costs of Services and
Profitability
The Trustees noted that because the Fund had not yet
commenced operations, there was no performance
information to consider. The Trustees evaluated the Fund’s
proposed contractual management fee rate and the Fund’s
estimated total operating expense ratio. The Trustees
considered that the Management Agreement provided for a
“unitary fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would
be paid from Northern’s management fee. The Board noted
that, under the unitary fee arrangement, Northern would
likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that
would accrue to the Fund.
The Trustees reviewed information on the proposed
management fee rate to be paid by the Fund under the
Management Agreement and the Fund’s estimated total
operating expense ratio compared to the Fund’s Expense
Group. The Board noted that the Expense Group included
five other actively managed multi-cap core ETFs. Based on
the information available to the Board, the Board believed the independent analysis conducted by the Data Provider to be
an appropriate measure of comparative fees and expenses.
The Fund was ranked by the Data Provider in quintiles,
ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the estimated total operating expense ratio of the Fund was in
the first quintile of its Expense Group. The Trustees also
noted that the proposed contractual management fee for
the Fund was below the average and median contractual
management fees of the Expense Group.
Following these comparisons and upon further
consideration and discussion, the Trustees concluded
that the compensation to be paid by the Fund under the
Management Agreement was fair and reasonable in light of
the services provided.
The Trustees discussed estimated profitability information
provided by Northern. They considered the nature of the
Fund and the high quality of the services to be provided by
Northern, and that Northern appeared to have the resources
necessary to fulfill its obligations under its proposed
Management Agreement with the Fund.
Based upon its consideration of all these factors, the
Trustees concluded that Northern’s anticipated profitability was not excessive in view of the nature, extent and quality of services to be provided to the Fund.
Economies of Scale
The Trustees considered the extent to which economies
of scale may be realized as the Fund grows and whether
anticipated fee levels reflected these economies of scale
for the benefit of shareholders. The Trustees considered
that the Fund would likely experience benefits from the
proposed unitary fee arrangement pursuant to which the
Fund’s ordinary operating expenses (subject to customary
exclusions) would be paid from Northern’s management fee.
Accordingly, the Board concluded that the Fund’s proposed
fee arrangement would provide benefits through the unitary
fee structure, and that the Fund’s proposed arrangement
with Northern would therefore be appropriate.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits that may accrue to
Northern as a result of its relationship with the Fund and
concluded that such potential benefits are immaterial to its consideration and approval of the Management Agreement.
Conclusion
After deliberation and based on the Trustees’ review,
including consideration of each of the factors referenced
above, the Board, including the Independent Trustees,
determined that the compensation to be paid under the
Management Agreement on behalf of the Fund is fair and
reasonable in light of the services to be provided by Northern and such other matters as the Board considered relevant in
the exercise of its reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously
approved the Management Agreement on behalf of the
Fund.

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NTE0058-0826

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith.ex99cert.docx

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant’s independent public accountant during the reporting period.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the 1940 Act are filed herewith.ex99906cert.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:
/s/Kevin P. O’Rourke
Kevin P. O’Rourke, President
(Principal Executive Officer)

Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Kevin P. O’Rourke
Kevin P. O’Rourke, President
(Principal Executive Officer)

Date: September 3, 2026

By:
/s/Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: September 3, 2026